    As filed with the Securities and Exchange Commission on April 22, 2014



                                                             File Nos. 333-51950

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 30                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 251                             [x]


                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company


                              (Name of Depositor)

                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                      MetLife Investors Insurance Company


                                      c/o

                        11225 North Community House Road

                              Charlotte, NC 28277


                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:

                                W. Thomas Conner


                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                           Washington, DC 20005-3373



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on April 28, 2014 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS XC




                                                                  APRIL 28, 2014




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 64 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 63 Investment Portfolios listed below.




The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
         (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio

     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)
         (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS:


     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
         (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B):

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 97 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2014

TABLE OF CONTENTS
                                        PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Frequent or Large Transfers........ 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 18
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Purchase Payment Credit............ 23
     Free Look.......................... 24
     Accumulation Units................. 24
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Investment Portfolios That Are      27
       Funds-of-Funds Transfers......... 28
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 33
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 35
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 36
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 38
     Withdrawal Charge.................. 38
     Reduction or Elimination of the
       Withdrawal Charge................ 39
     Premium and Other Taxes............ 39
     Transfer Fee....................... 40
     Income Taxes....................... 40
     Investment Portfolio Expenses...... 40
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 40
     Annuity Date....................... 40
     Annuity Payments................... 40
     Annuity Options.................... 41
     Variable Annuity Payments.......... 43


     Fixed Annuity Payments............. 43
6. ACCESS TO YOUR MONEY................. 43
     Systematic Withdrawal Program...... 45
     Suspension of Payments or
       Transfers........................ 45
7. LIVING BENEFITS...................... 45
     Overview of Living Benefit Riders.. 45
     Guaranteed Income Benefits......... 46
     Description of GMIB Plus II........ 47
     Description of GMIB Plus I......... 53
     Description of GMIB II............. 55
     Description of GMIB I.............. 56
     Guaranteed Withdrawal Benefits..... 56
     Description of the Lifetime
       Withdrawal Guarantee II.......... 58
     Description of the Lifetime
       Withdrawal Guarantee I........... 64
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 66
     Description of the Guaranteed
       Withdrawal Benefit I............. 70
     Guaranteed Minimum Accumulation
       Benefit.......................... 70
8. PERFORMANCE.......................... 73
9. DEATH BENEFIT........................ 73
     Upon Your Death.................... 73
     Standard Death Benefit - Principal
       Protection....................... 74
     Optional Death Benefit - Annual
       Step-Up.......................... 74
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 75
     Optional Death Benefit -
       Compounded-Plus.................. 78
     Additional Death Benefit -
       Earnings Preservation Benefit.... 79
     General Death Benefit Provisions... 80
     Spousal Continuation............... 80
     Death of the Annuitant............. 81
     Controlled Payout.................. 81
10. FEDERAL INCOME TAX STATUS........... 81
     Non-Qualified Contracts............ 81
     Qualified Contracts................ 85
11. OTHER INFORMATION................... 92
     MetLife Investors.................. 92
     The Separate Account............... 92
     Distributor........................ 93
     Selling Firms...................... 93
     Requests and Elections............. 95
     Ownership.......................... 96
     Legal Proceedings.................. 97

  Financial Statements..................  97
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  97
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 59 and 66
Annuitant................................................................ 97
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Units............................................................ 41
Beneficiary.............................................................. 96
Benefit Base............................................................. 66
Business Day............................................................. 19
Contract Year............................................................ 19
Death Benefit Base....................................................... 75
Fixed Account............................................................ 17
Good Order............................................................... 96
Guaranteed Accumulation Amount........................................... 71
Guaranteed Withdrawal Amount............................................. 67
GWB Withdrawal Rate...................................................... 66
Income Base.............................................................. 47
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 96
Owner.................................................................... 96
Purchase Payment Credit.................................................. 23
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 58
Separate Account......................................................... 92
Total Guaranteed Withdrawal Amount....................................... 58

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. We will add a Purchase Payment Credit to your Account Value with respect to your initial Purchase Payment and any subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total Purchase Payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors bears any loss. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------









































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            8
               1                            8
               2                            8
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
               8                            2
         9 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.30%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.55%
Death Benefit Rider Charges (Optional)
(Note 3)
(as a percentage of average Account
Value in the Separate
Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.15%
  Death Benefits (Note 4)

--------------------------------------------------------------------------------



Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II - maximum charge          1.50%
  GMIB Plus II - current charge          1.00%

  GMIB Plus I - maximum charge           1.50%
  GMIB Plus I - current charge           0.80%

  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge   1.60%
  Single Life version - current charge   1.25%
  Joint Life version - maximum charge    1.80%
  Joint Life version - current charge    1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge   0.95%
  Single Life version - current charge   0.50%
  Joint Life version - maximum charge    1.40%
  Joint Life version - current charge    0.70%

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit - maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit - current charge

  Guaranteed Withdrawal Benefit I -      0.95%
  maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I - maximum     1.50%
  charge
  Enhanced Death Benefit I (issue age    0.75%
  69 or younger) - current charge
  Enhanced Death Benefit I (issue age    0.95%
  70-75) - current charge

   -----------------------------------------------------------------------------




Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       1.90%
  (expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)



--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%        0.25%          0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation Portfolio
 Allianz Global Investors Dynamic          0.68%        0.25%          0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset Plus Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -          0.92%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.08%      1.02%          -          1.02%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%        0.25%          0.02%      0.00%      0.86%       0.00%         0.86%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.03%      0.00%      0.99%          -          0.99%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%         1.06%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%        0.25%          0.05%      0.08%      1.03%       0.02%         1.01%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.02%         1.10%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.02%      0.00%      0.82%       0.13%         0.69%
 JPMorgan Global Active Allocation         0.74%        0.25%          0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.08%      0.00%      1.03%          -          1.03%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%      0.00%      0.92%          -          0.92%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.12%      0.00%      0.97%          -          0.97%
  Portfolio
 MetLife Balanced Plus Portfolio           0.24%        0.25%          0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%        0.25%          0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 PanAgora Global Diversified Risk          0.65%        0.25%          0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.08%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%        0.25%          0.05%      0.00%      0.95%       0.04%         0.91%
 Pioneer Strategic Income Portfolio        0.57%        0.15%          0.06%      0.00%      0.78%          -          0.78%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%        0.25%          0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.03%      0.00%      1.01%       0.02%         0.99%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock       0.79%        0.25%          0.08%      0.00%      1.12%       0.12%         1.00%
  Portfolio
 Barclays Aggregate Bond Index Portfolio   0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.02%         0.58%
 Frontier Mid Cap Growth Portfolio         0.72%        0.25%          0.03%      0.00%      1.00%       0.01%         0.99%
 Jennison Growth Portfolio                 0.60%        0.25%          0.02%      0.00%      0.87%       0.07%         0.80%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.02%      0.00%      1.08%          -          1.08%
 Met/Dimensional International Small       0.81%        0.25%          0.14%      0.00%      1.20%       0.01%         1.19%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.02%      0.62%       0.00%         0.62%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MFS (Reg. TM) Value Portfolio             0.70%        0.25%          0.02%      0.00%      0.97%       0.14%         0.83%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.10%      0.01%      0.71%       0.00%         0.71%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.01%         1.07%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.06%      0.11%      0.72%       0.00%         0.72%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.01%         0.87%
  Portfolio
 Van Eck Global Natural Resources          0.78%        0.25%          0.03%      0.01%      1.07%       0.01%         1.06%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
  Government Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.15%          0.02%      0.00%      0.87%       0.11%         0.76%
MET INVESTORS SERIES TRUST -
 ASSET ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.40%      1.02%          -          1.02%
  Allocation Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.00%      0.42%      1.03%          -          1.03%
  Allocation Portfolio
 American Funds (Reg. TM) Growth           0.06%        0.55%          0.01%      0.43%      1.05%          -          1.05%
  Allocation Portfolio
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.70%      1.03%          -          1.03%
 SSgA Growth and Income ETF Portfolio      0.30%        0.25%          0.01%      0.23%      0.79%          -          0.79%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.01%      0.25%      0.83%          -          0.83%
METROPOLITAN SERIES FUND -
 ASSET ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%        0.25%          0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%        0.25%          0.01%      0.66%      0.98%          -          0.98%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,591      (a)$3,045      (a)$4,443      (a)$8,081
    minimum       (b)$1,447      (b)$2,631      (b)$3,789      (b)$6,972


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$751      (a)$2,289      (a)$3,876      (a)$8,081
    minimum       (b)$607      (b)$1,875      (b)$3,222      (b)$6,972


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,231      (a)$1,944      (a)$2,570      (a)$4,127
    minimum       (b)$1,087      (b)$1,514      (b)$1,860      (b)$2,747


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$391      (a)$1,188      (a)$2,003      (a)$4,127
    minimum       (b)$247        (b)$758      (b)$1,293      (b)$2,747


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits - Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).



If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio,
   MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg.
   TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, and SSgA Growth ETF Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
   and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account
     Barclays Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio

     ClearBridge Aggressive Growth Portfolio

     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Value Portfolio
     MSCI EAFE (Reg. TM) Index Portfolio

     PanAgora Global Diversified Risk Portfolio

     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio

     WMC Core Equity Opportunities Portfolio



Platform 3
----------


     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio

     Invesco Mid Cap Value Portfolio

     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000 (Reg. TM) Index Portfolio
     Third Avenue Small Cap Value Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.

REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


PURCHASE PAYMENT CREDIT


Your Account Value will be credited with an additional amount (PURCHASE PAYMENT CREDIT) with respect to your initial Purchase Payment and each subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday (if Joint Owners are named, the age of the older Joint Owner will apply, and if a non-natural person owns the contract, then the Annuitant's age will apply).


The Purchase Payment Credit is an amount equal to 5% of the Purchase Payment. For contracts with Purchase Payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total Purchase Payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.


You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the free-look provision, MetLife Investors will take back the Purchase Payment Credit(s) as described below.


Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable Purchase

Payment. All Purchase Payment Credits are treated as earnings under the contract.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credits, or
(2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors bears any loss. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2)   multiplying it by one minus the Separate Account product charges
     (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the
   T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the T. Rowe Price Large Cap Value Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 Accumulation Units for the T. Rowe Price Large Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


Class XC is not available to Purchase Payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.




3. INVESTMENT OPTIONS


The contract offers 63 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     American Funds (Reg. TM) Growth Portfolio (Class C)
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
         (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio

     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



METROPOLITAN SERIES FUND



Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Money Market Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)

     WMC Core Equity Opportunities Portfolio (Class E)
         (formerly Davis Venture Value Portfolio)



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:



     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C)

     MetLife Asset Allocation 100 Portfolio (Class B)
         (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)



METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
   (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."

During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, Third Avenue Small Cap Value Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime

Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity

Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.40% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%*
      Additional Death Benefit -
        Earnings
  Preservation Benefit                     0.25%

 *For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.

The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See

"Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or

Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.

GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8
  1                                         8
  2                                         8
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8                                         2
  9 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.



When you purchase the contract, the Annuity Date will be the first day of the calendar month after the Annuitant's 90th birthday. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.

During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)   the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive Annuity Payments; or


(3)  when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------



On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000

Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, Purchase Payment Credits are not included.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the

Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:

o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.



If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;

    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).



If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.



Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



     If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.



(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio




    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio


    (v)    the SSgA Growth and Income ETF Portfolio


    (w)    the SSgA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


     a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


     b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)  There is no Guaranteed Principal Option.


(4)  There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)  The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)  The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.



(9)  If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10)  The following replaces termination provision e), above:



    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.



(11)  Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)  The following replaces termination provision d), above:


    Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders, Purchase Payment Credits are not included.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first nine years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE

REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining

    Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY
    LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN

THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)  is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)  the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total

Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
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anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


    (c)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (d)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (e)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (f)    the AQR Global Risk Balanced Portfolio


    (g)    the Barclays Aggregate Bond Index Portfolio


    (h)    the BlackRock Global Tactical Strategies Portfolio


    (i)    the BlackRock Money Market Portfolio


    (j)    the Invesco Balanced-Risk Allocation Portfolio


    (k)    the JPMorgan Global Active Allocation Portfolio


    (l)    the MetLife Asset Allocation 20 Portfolio


    (m)    the MetLife Asset Allocation 40 Portfolio


    (n)    the MetLife Asset Allocation 60 Portfolio


    (o)    the MetLife Asset Allocation 80 Portfolio


    (p)    the MetLife Balanced Plus Portfolio


    (q)    the MetLife Multi-Index Targeted Risk Portfolio


    (r)    the PanAgora Global Diversified Risk Portfolio


    (s)    the Pyramis (Reg. TM) Government Income Portfolio




    (t)    the Pyramis (Reg. TM) Managed Risk Portfolio


    (u)    the Schroders Global Multi-Asset Portfolio


    (v)    the SSgA Growth and Income ETF Portfolio


    (w)    the SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o   Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o   Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
    Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal

Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)  the date you make a full withdrawal of your Account Value;


(2)  the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)  the effective date of cancellation of the rider; or


(7)  the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase
-  Restrictions on Subsequent Purchase

Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.



If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase

Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:





                            Guaranteed
                              Amount           Years to
Original                  (% of Purchase         Rider
Investment Portfolio         Payments)       Maturity Date
----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)    130%               10 years
MetLife Moderate
Strategy Portfolio(2)    120%               10 years
MetLife Balanced
Strategy Portfolio(3)    110%               10 years





    (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


    (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


After April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust will be permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds (Reg.
TM) Moderate Allocation Portfolio of Met Investors Series Trust. Eligible contract owners will receive a communication from us describing how they can elect this one-time transfer. The transfer must be requested during the 90 day period following the date of the communication. If you do not receive this communication, please contact the Annuity Service Center.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be Purchase Payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).



If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:



   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider.

You can also select the Additional Death Benefit -
Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


For purposes of calculating the death benefits, Purchase Payments do not include Purchase Payment Credits.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)  the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)  the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)  the Account Value; or


(2)  the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.

          Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
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in Good Order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)   a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)   Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)  Annuitize the Account Value under the contract's annuity provisions; or


(2)  Elect to receive annuity payments determined by applying the Death
     Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).



If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age             Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.

Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS




INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)  on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.

GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity

Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If you receive payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k),

403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.


If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or

(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)  the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)  is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)  relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New York.



In 2013, MetLife, Inc. announced its plans to merge MetLife Investors, MetLife Investors USA Insurance Company (MetLife Investors USA), MetLife Insurance Company of Connecticut (MetLife of Connecticut), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors USA and MetLife of Connecticut, like MetLife Investors, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract Owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life directly without any requirement that contract Owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.

We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Growth Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities) and New England Securities Corporation. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.


Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2013, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com

Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.203841         10.541615           59,524.5328
  01/01/2013    to  12/31/2013       10.541615         11.536399           36,221.8575
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301          7.004420          955,843.4372
  01/01/2009    to  12/31/2009        7.004420          8.919228        1,905,797.4800
  01/01/2010    to  12/31/2010        8.919228          9.850085        1,947,629.4852
  01/01/2011    to  12/31/2011        9.850085          9.492567        1,976,358.8441
  01/01/2012    to  12/31/2012        9.492567         10.610225        1,971,182.3490
  01/01/2013    to  12/31/2013       10.610225         12.383129        1,826,285.4143
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301          6.353235        1,496,398.9647
  01/01/2009    to  12/31/2009        6.353235          8.384885        2,286,129.1700
  01/01/2010    to  12/31/2010        8.384885          9.369155        2,817,663.2734
  01/01/2011    to  12/31/2011        9.369155          8.788721        2,687,079.2258
  01/01/2012    to  12/31/2012        8.788721         10.051050        2,463,887.8125
  01/01/2013    to  12/31/2013       10.051050         12.381326        2,290,343.0820
============   ==== ==========       =========         =========        ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302          5.753720          146,286.6549
  01/01/2009    to  12/31/2009        5.753720          7.868382          346,028.4400
  01/01/2010    to  12/31/2010        7.868382          9.167241          314,921.7158
  01/01/2011    to  12/31/2011        9.167241          8.611175          311,322.9060
  01/01/2012    to  12/31/2012        8.611175          9.954287          272,023.2623
  01/01/2013    to  12/31/2013        9.954287         12.720561          231,132.7579
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301          7.677443         1,127,576.6519
  01/01/2009    to  12/31/2009        7.677443          9.327990         1,859,549.7100
  01/01/2010    to  12/31/2010        9.327990         10.094473         1,926,725.3738
  01/01/2011    to  12/31/2011       10.094473          9.958552         1,676,503.4235
  01/01/2012    to  12/31/2012        9.958552         10.867339         1,398,534.9254
  01/01/2013    to  12/31/2013       10.867339         12.146937         1,226,806.7707
============   ==== ==========       =========         =========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.136121         11.531416            68,110.7451
  01/01/2013    to  12/31/2013       11.531416         10.969004            58,404.6156
============   ==== ==========       =========         =========         ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.959161         10.271320            75,800.2199
  01/01/2013    to  12/31/2013       10.271320         11.155889           159,477.3147
============   ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641         12.346921             1,050.4642
  01/01/2009    to  12/31/2009       12.346921         17.828224            62,347.0700
  01/01/2010    to  12/31/2010       17.828224         20.322814            96,853.0405
  01/01/2011    to  12/31/2011       20.322814         20.480040            37,350.0527
  01/01/2012    to  12/31/2012       20.480040         23.499166            36,230.1210
  01/01/2013    to  12/31/2013       23.499166         25.297280            38,151.8512
============   ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         12.820747           119,020.1155
  01/01/2005    to  12/31/2005       12.820747         14.301354           452,914.3448
  01/01/2006    to  12/31/2006       14.301354         19.374246           378,227.5818
  01/01/2007    to  12/31/2007       19.374246         16.212180           296,865.2128
  01/01/2008    to  12/31/2008       16.212180          9.310030           272,766.8610
  01/01/2009    to  12/31/2009        9.310030         12.350911           276,749.2300
  01/01/2010    to  12/31/2010       12.350911         14.119798           240,895.6367
  01/01/2011    to  12/31/2011       14.119798         13.126372           230,365.7004
  01/01/2012    to  12/31/2012       13.126372         16.282280           207,750.3041
  01/01/2013    to  12/31/2013       16.282280         16.600277           202,112.5575
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.684840          7.137295         1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295          7.981937         1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937          7.722873         1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873          7.775812         1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812          4.666062         1,000,363.5154
  01/01/2009    to  12/31/2009        4.666062          6.108653           926,110.6800
  01/01/2010    to  12/31/2010        6.108653          7.445477           792,115.7498
  01/01/2011    to  12/31/2011        7.445477          7.569276           987,716.1050
  01/01/2012    to  12/31/2012        7.569276          8.831514           889,674.6582
  01/01/2013    to  12/31/2013        8.831514         12.661135           775,042.2623
============   ==== ==========      ==========        ==========         ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT
LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246967         10.622902             1,563.1764
  01/01/2006    to  12/31/2006       10.622902         11.148484           505,894.7644
  01/01/2007    to  12/31/2007       11.148484         10.327747           357,208.5561
  01/01/2008    to  12/31/2008       10.327747          4.614768           397,019.5508
  01/01/2009    to  12/31/2009        4.614768          6.269067           404,485.0000
  01/01/2010    to  12/31/2010        6.269067          6.625444           357,682.8321
  01/01/2011    to  04/29/2011        6.625444          7.041458                 0.0000
============   ==== ==========      ==========        ==========         ==============
 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      144.950960        148.918147                 0.0000
  01/01/2011    to  12/31/2011      148.918147        135.568725               295.6237
  01/01/2012    to  12/31/2012      135.568725        163.525609             1,460.4416
  01/01/2013    to  12/31/2013      163.525609        207.359268             4,776.4480
============   ==== ==========      ==========        ==========         ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.959762           144,699.6155
  01/01/2005    to  12/31/2005       11.959762         13.252669           356,825.1071
  01/01/2006    to  12/31/2006       13.252669         15.097059           434,701.8559
  01/01/2007    to  12/31/2007       15.097059         15.323863           344,335.6135
  01/01/2008    to  12/31/2008       15.323863          9.644499           240,041.7492
  01/01/2009    to  12/31/2009        9.644499         12.563686           157,907.5200
  01/01/2010    to  12/31/2010       12.563686         15.368239           124,562.1973
  01/01/2011    to  12/31/2011       15.368239         14.180003           106,829.9427
  01/01/2012    to  12/31/2012       14.180003         16.490228           101,588.8933
  01/01/2013    to  12/31/2013       16.490228         21.538023            69,225.0241
============   ==== ==========      ==========        ==========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.716282         13.903248         470,431.2235
  01/01/2005    to  12/31/2005       13.903248         15.639015         633,028.4390
  01/01/2006    to  12/31/2006       15.639015         19.841608         708,090.9103
  01/01/2007    to  12/31/2007       19.841608         19.316263         612,651.8756
  01/01/2008    to  12/31/2008       19.316263         11.242663         424,126.3200
  01/01/2009    to  12/31/2009       11.242663         17.165018         373,920.8600
  01/01/2010    to  12/31/2010       17.165018         19.676322         339,146.0570
  01/01/2011    to  12/31/2011       19.676322         16.612290         288,623.6657
  01/01/2012    to  12/31/2012       16.612290         21.139984         261,418.3372
  01/01/2013    to  12/31/2013       21.139984         27.161345         221,913.1567
============   ==== ==========       =========         =========       ==============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688          1.046910         788,059.5045
  01/01/2013    to  12/31/2013        1.046910          1.049991       1,179,380.9298
============   ==== ==========       =========         =========       ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998726         10.465357         163,450.0515
  01/01/2006    to  12/31/2006       10.465357         11.959052         261,367.9349
  01/01/2007    to  12/31/2007       11.959052         11.480694         250,040.9111
  01/01/2008    to  12/31/2008       11.480694          7.244190         268,990.4271
  01/01/2009    to  12/31/2009        7.244190          9.028080         248,012.0600
  01/01/2010    to  12/31/2010        9.028080         10.209672         304,913.0645
  01/01/2011    to  12/31/2011       10.209672          9.903871         259,017.2604
  01/01/2012    to  12/31/2012        9.903871         11.548197         212,872.4303
  01/01/2013    to  12/31/2013       11.548197         15.394522         214,901.5361
============   ==== ==========       =========         =========       ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142312         16.548422         294,989.3528
  01/01/2009    to  12/31/2009       16.548422         20.617392         284,413.5500
  01/01/2010    to  12/31/2010       20.617392         25.482748         252,852.3917
  01/01/2011    to  12/31/2011       25.482748         24.163669         228,905.9807
  01/01/2012    to  12/31/2012       24.163669         27.286655         206,980.4171
  01/01/2013    to  12/31/2013       27.286655         35.009194         181,363.9431
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.563798         12.117839         309,357.5264
  01/01/2005    to  12/31/2005       12.117839         12.918267         611,055.3073
  01/01/2006    to  12/31/2006       12.918267         14.524142         553,414.3540
  01/01/2007    to  12/31/2007       14.524142         15.882719         454,153.4011
  01/01/2008    to  12/31/2008       15.882719          9.581346         412,600.5895
  01/01/2009    to  12/31/2009        9.581346         12.624541         386,283.9800
  01/01/2010    to  12/31/2010       12.624541         15.685173         333,357.9880
  01/01/2011    to  12/31/2011       15.685173         15.277443         288,892.2802
  01/01/2012    to  12/31/2012       15.277443         17.783449         247,602.7989
  01/01/2013    to  12/31/2013       17.783449         24.544872         220,633.8197
============   ==== ==========       =========         =========         ============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.148910         10.594613         121,503.5234
============   ==== ==========       =========         =========         ============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND
  SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038300          8.943139          46,839.5498
  01/01/2009    to  12/31/2009        8.943139          9.873009         112,898.9900
  01/01/2010    to  12/31/2010        9.873009         10.314243         153,300.1883
  01/01/2011    to  12/31/2011       10.314243         10.743934         219,344.8366
  01/01/2012    to  12/31/2012       10.743934         11.097843         138,170.4775
  01/01/2013    to  04/26/2013       11.097843         11.069111               0.0000
============   ==== ==========       =========         =========         ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012743          1.048954          62,070.5999
  01/01/2013    to  12/31/2013        1.048954          1.146295         222,261.1257
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.329074           4,845.5033
  01/01/2007    to  12/31/2007       10.329074         13.001983         108,711.2677
  01/01/2008    to  12/31/2008       13.001983          7.775588         169,321.2558
  01/01/2009    to  12/31/2009        7.775588         10.781012         149,217.3400
  01/01/2010    to  12/31/2010       10.781012         12.952026         136,322.4111
  01/01/2011    to  12/31/2011       12.952026         12.564113         141,859.5060
  01/01/2012    to  12/31/2012       12.564113         14.464335         110,727.3157
  01/01/2013    to  12/31/2013       14.464335         16.681271          87,614.5439
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.036858         17.079057         619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231         823,466.2222
  01/01/2006    to  12/31/2006       17.068231         18.343828         755,035.3702
  01/01/2007    to  12/31/2007       18.343828         19.243149         648,345.7027
  01/01/2008    to  12/31/2008       19.243149         15.421699         510,096.0497
  01/01/2009    to  12/31/2009       15.421699         20.768373         486,629.5600
  01/01/2010    to  12/31/2010       20.768373         23.100413         428,787.0772
  01/01/2011    to  12/31/2011       23.100413         23.760160         363,408.0986
  01/01/2012    to  12/31/2012       23.760160         26.421594         324,381.2024
  01/01/2013    to  12/31/2013       26.421594         28.090996         292,012.0085
============   ==== ==========       =========         =========         ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997877         10.212345           6,039.9426
  01/01/2011    to  12/31/2011       10.212345         10.257514          24,923.2211
  01/01/2012    to  12/31/2012       10.257514         10.839267          27,652.8566
  01/01/2013    to  12/31/2013       10.839267         11.081973          55,509.9936
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878          9.757096          91,632.1430
  01/01/2012    to  12/31/2012        9.757096         10.028733          72,506.4837
  01/01/2013    to  12/31/2013       10.028733          9.989104          87,393.6539
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.690349          7.889764         121,982.2592
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301         10.886207               0.0000
  01/01/2010    to  12/31/2010       10.886207         12.170430           5,950.1434
  01/01/2011    to  12/31/2011       12.170430         11.943992          11,007.6424
  01/01/2012    to  12/31/2012       11.943992         13.439500           9,315.4374
  01/01/2013    to  12/31/2013       13.439500         13.370076          11,030.7084
============   ==== ==========       =========         =========         ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.986072         10.438856          23,487.6249
  01/01/2013    to  12/31/2013       10.438856         11.754454          95,553.5466
============   ==== ==========       =========         =========         ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078945          1.127041               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.467975         291,585.4002
  01/01/2007    to  12/31/2007       10.467975         14.080259          77,966.6976
  01/01/2008    to  12/31/2008       14.080259          6.164667         364,125.2526
  01/01/2009    to  12/31/2009        6.164667         10.254869         410,476.1700
  01/01/2010    to  12/31/2010       10.254869         12.485909         410,275.0363
  01/01/2011    to  12/31/2011       12.485909          9.994683         382,555.7221
  01/01/2012    to  12/31/2012        9.994683         11.699610         353,069.8090
  01/01/2013    to  12/31/2013       11.699610         10.945850         349,212.7922
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.451731         11.126240         651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052         854,981.1071
  01/01/2006    to  12/31/2006       12.759052         15.908560         785,254.8395
  01/01/2007    to  12/31/2007       15.908560         17.753236         652,235.7138
  01/01/2008    to  12/31/2008       17.753236         10.079197         596,720.4093
  01/01/2009    to  12/31/2009       10.079197         13.063369         540,968.0700
  01/01/2010    to  12/31/2010       13.063369         14.336647         491,102.2681
  01/01/2011    to  12/31/2011       14.336647         12.610368         452,308.2946
  01/01/2012    to  12/31/2012       12.610368         14.497083         418,999.9565
  01/01/2013    to  12/31/2013       14.497083         17.025678         363,367.1525
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.425465         11.189656         579,707.9113
  01/01/2005    to  12/31/2005       11.189656         11.170860         470,076.5019
  01/01/2006    to  12/31/2006       11.170860         11.042066         447,191.6871
  01/01/2007    to  12/31/2007       11.042066         12.045226         432,594.9317
  01/01/2008    to  12/31/2008       12.045226         11.042431         384,673.7109
  01/01/2009    to  12/31/2009       11.042431         12.834995         462,144.7100
  01/01/2010    to  12/31/2010       12.834995         13.618440         474,352.0973
  01/01/2011    to  12/31/2011       13.618440         14.903492         444,779.5970
  01/01/2012    to  12/31/2012       14.903492         16.013001         422,754.5344
  01/01/2013    to  12/31/2013       16.013001         14.304314         328,697.5153
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.631034         12.022053         1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714         1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484         1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484         13.191600         1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600         13.041402         1,126,122.6669
  01/01/2009    to  12/31/2009       13.041402         15.155905         1,338,326.3400
  01/01/2010    to  12/31/2010       15.155905         16.142116         1,292,032.1519
  01/01/2011    to  12/31/2011       16.142116         16.398294         1,192,865.4435
  01/01/2012    to  12/31/2012       16.398294         17.641576         1,145,734.6700
  01/01/2013    to  12/31/2013       17.641576         17.037533         1,046,588.4881
============   ==== ==========       =========         =========         ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754         16.037793            61,906.1300
  01/01/2010    to  12/31/2010       16.037793         18.306978            42,135.0744
  01/01/2011    to  12/31/2011       18.306978         17.147741            35,679.2868
  01/01/2012    to  12/31/2012       17.147741         18.634623            34,442.5326
  01/01/2013    to  12/31/2013       18.634623         24.350383            36,693.2866
============   ==== ==========       =========         =========         ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.229967         24.376105             8,891.5389
  01/01/2011    to  12/31/2011       24.376105         24.831966            16,152.9711
  01/01/2012    to  12/31/2012       24.831966         27.248639            26,183.7495
  01/01/2013    to  12/31/2013       27.248639         27.208078            34,966.6484
============   ==== ==========       =========         =========         ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.756296         10.911620             6,476.7238
  01/01/2013    to  12/31/2013       10.911620         10.258227                 0.0000
============   ==== ==========       =========         =========         ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215677         10.741899             2,754.7806
============   ==== ==========       =========         =========         ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721          1.067048           102,507.6832
  01/01/2013    to  12/31/2013        1.067048          1.156866            90,431.3613
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366070          8.529438           115,046.5345
  01/01/2009    to  12/31/2009        8.529438         10.488347           232,249.8700
  01/01/2010    to  12/31/2010       10.488347         11.591023           287,201.3153
  01/01/2011    to  12/31/2011       11.591023         11.534218           240,756.1157
  01/01/2012    to  12/31/2012       11.534218         12.814640           200,506.0584
  01/01/2013    to  12/31/2013       12.814640         14.249194           159,708.6713
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746225          7.819791           35,040.3316
  01/01/2009    to  12/31/2009        7.819791          9.940016           78,382.7900
  01/01/2010    to  12/31/2010        9.940016         11.172483          207,630.6194
  01/01/2011    to  12/31/2011       11.172483         10.766774          210,262.8165
  01/01/2012    to  12/31/2012       10.766774         12.193838          170,007.8619
  01/01/2013    to  12/31/2013       12.193838         14.176143          116,431.9234
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.905952         47.587002          641,545.3822
  01/01/2005    to  12/31/2005       47.587002         48.446417          598,261.6716
  01/01/2006    to  12/31/2006       48.446417         56.187289          551,658.2545
  01/01/2007    to  12/31/2007       56.187289         57.377185          486,247.6436
  01/01/2008    to  12/31/2008       57.377185         35.967814          411,273.3121
  01/01/2009    to  12/31/2009       35.967814         41.928431          395,436.6000
  01/01/2010    to  12/31/2010       41.928431         48.309957          368,915.5742
  01/01/2011    to  12/31/2011       48.309957         45.660800          327,734.0317
  01/01/2012    to  12/31/2012       45.660800         53.037202          287,622.0925
  01/01/2013    to  12/31/2013       53.037202         69.859904          250,679.3885
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710          906,011.6400
  01/01/2007    to  12/31/2007        8.347710          9.668240          663,347.2356
  01/01/2008    to  12/31/2008        9.668240          5.735290          573,694.3598
  01/01/2009    to  12/31/2009        5.735290          8.214937          597,489.2400
  01/01/2010    to  12/31/2010        8.214937         10.327880          562,329.8372
  01/01/2011    to  12/31/2011       10.327880         10.001799          503,082.1328
  01/01/2012    to  12/31/2012       10.001799         11.194572          449,918.8428
  01/01/2013    to  12/31/2013       11.194572         15.054336          415,092.9530
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.452136         14.264232          484,902.9181
  01/01/2005    to  12/31/2005       14.264232         16.219476          566,572.8777
  01/01/2006    to  12/31/2006       16.219476         18.067717          591,268.6125
  01/01/2007    to  12/31/2007       18.067717         17.250907          491,801.0641
  01/01/2008    to  12/31/2008       17.250907         11.919451          361,320.7979
  01/01/2009    to  12/31/2009       11.919451         14.840417          328,782.6600
  01/01/2010    to  12/31/2010       14.840417         17.519779          289,746.7062
  01/01/2011    to  12/31/2011       17.519779         15.700881          254,413.5291
  01/01/2012    to  12/31/2012       15.700881         18.238666          230,462.4788
  01/01/2013    to  12/31/2013       18.238666         23.785204          174,443.6760
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.935607         15.277449         192,488.4935
============   ==== ==========       =========         =========       ==============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088298          6.048679          88,636.9687
  01/01/2009    to  12/31/2009        6.048679          8.490229         253,027.1900
  01/01/2010    to  12/31/2010        8.490229          8.935936         251,717.4143
  01/01/2011    to  12/31/2011        8.935936          7.541827         255,756.1243
  01/01/2012    to  12/31/2012        7.541827          8.720379         229,064.7049
  01/01/2013    to  04/26/2013        8.720379          9.039946               0.0000
============   ==== ==========       =========         =========       ==============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.191970         14.675475           5,525.9400
  01/01/2010    to  12/31/2010       14.675475         15.266288           8,220.3652
  01/01/2011    to  12/31/2011       15.266288         16.106936          12,950.0858
  01/01/2012    to  12/31/2012       16.106936         16.426112           9,286.0906
  01/01/2013    to  12/31/2013       16.426112         15.757749          36,995.0079
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743          9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128         10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723         10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348         10.726329       2,284,101.6264
  01/01/2009    to  12/31/2009       10.726329         10.588094       1,525,154.2500
  01/01/2010    to  12/31/2010       10.588094         10.425239       1,205,546.9615
  01/01/2011    to  12/31/2011       10.425239         10.265326         942,625.3766
  01/01/2012    to  12/31/2012       10.265326         10.106578       1,086,706.2707
  01/01/2013    to  12/31/2013       10.106578          9.951130         792,241.1538
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.983712          9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.729806         11.847038         1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742         1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742         14.473087         1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087         14.880819         1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819          8.870125         1,234,431.6681
  01/01/2009    to  12/31/2009        8.870125         11.513436         1,195,568.3200
  01/01/2010    to  12/31/2010       11.513436         12.676051         1,115,707.0529
  01/01/2011    to  12/31/2011       12.676051         11.959860         1,027,299.5651
  01/01/2012    to  12/31/2012       11.959860         13.270583           935,096.9332
  01/01/2013    to  12/31/2013       13.270583         17.447529           772,027.7312
============   ==== ==========       =========         =========         ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.819915         17.648988            63,399.9737
============   ==== ==========       =========         =========         ==============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998726         11.103863           119,838.9659
  01/01/2005    to  12/31/2005       11.103863         12.175337           112,476.1212
  01/01/2006    to  12/31/2006       12.175337         12.716515           120,339.3706
  01/01/2007    to  12/31/2007       12.716515         15.543311           134,321.4342
  01/01/2008    to  12/31/2008       15.543311          7.912081           166,760.8015
  01/01/2009    to  12/31/2009        7.912081         11.464744           131,729.3500
  01/01/2010    to  12/31/2010       11.464744         14.354847            75,894.6757
  01/01/2011    to  12/31/2011       14.354847         13.079300            95,516.9448
  01/01/2012    to  12/31/2012       13.079300         13.652250            81,391.2387
  01/01/2013    to  04/26/2013       13.652250         14.724380                 0.0000
============   ==== ==========       =========         =========         ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.731099         10.437354           495,225.7035
  01/01/2005    to  12/31/2005       10.437354         11.668521           447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506           502,942.2258
  01/01/2007    to  12/31/2007       11.779506         12.918182           451,175.1090
  01/01/2008    to  12/31/2008       12.918182          8.070513           433,623.7697
  01/01/2009    to  12/31/2009        8.070513         11.090236           363,240.7200
  01/01/2010    to  12/31/2010       11.090236         12.155181           344,473.9317
  01/01/2011    to  12/31/2011       12.155181         11.995148           324,999.5625
  01/01/2012    to  12/31/2012       11.995148         13.646987           544,829.0387
  01/01/2013    to  12/31/2013       13.646987         18.372896           462,359.5514
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
CAP EQUITY
  SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.565084          9.981362           50,306.4617
  01/01/2008    to  12/31/2008        9.981362          5.718913          350,930.5917
  01/01/2009    to  12/31/2009        5.718913          6.940210          194,389.4800
  01/01/2010    to  12/31/2010        6.940210          7.884813          154,646.0355
  01/01/2011    to  12/31/2011        7.884813          7.465675          218,057.8904
  01/01/2012    to  12/31/2012        7.465675          8.281762          145,710.4554
  01/01/2013    to  04/26/2013        8.281762          8.895884                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.931148          8.308913        1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913          8.567167          815,998.7769
  01/01/2006    to  12/31/2006        8.567167          9.078212          844,510.6626
  01/01/2007    to  12/31/2007        9.078212         10.214981          762,423.8995
  01/01/2008    to  12/31/2008       10.214981          5.436980          679,472.6189
  01/01/2009    to  12/31/2009        5.436980          7.692918          545,880.7200
  01/01/2010    to  12/31/2010        7.692918          8.286415          492,118.1202
  01/01/2011    to  12/31/2011        8.286415          8.046579          434,488.9432
  01/01/2012    to  04/27/2012        8.046579          9.047954                0.0000
============   ==== ==========       =========         =========        ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.921813         15.030239          577,898.4740
  01/01/2005    to  12/31/2005       15.030239         16.236413          400,291.0627
  01/01/2006    to  12/31/2006       16.236413         17.933554          397,406.9629
  01/01/2007    to  12/31/2007       17.933554         16.407030          360,709.1911
  01/01/2008    to  12/31/2008       16.407030          8.701509          297,363.5059
  01/01/2009    to  12/31/2009        8.701509         12.097394          272,777.0400
  01/01/2010    to  12/31/2010       12.097394         13.669557          225,373.0875
  01/01/2011    to  12/31/2011       13.669557         14.333336          234,294.1868
  01/01/2012    to  12/31/2012       14.333336         15.746118          196,773.5114
  01/01/2013    to  12/31/2013       15.746118         21.164392          184,312.5602
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301         10.133319                0.0000
  01/01/2009    to  12/31/2009       10.133319         14.239504                0.0000
  01/01/2010    to  12/31/2010       14.239504         17.187816            3,017.5166
  01/01/2011    to  12/31/2011       17.187816         14.173361            5,191.3554
  01/01/2012    to  12/31/2012       14.173361         16.452693            5,247.6354
  01/01/2013    to  12/31/2013       16.452693         20.671154            8,103.1670
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843         13.616598             0.0000
  01/01/2010    to  12/31/2010       13.616598         16.882236         2,093.8174
  01/01/2011    to  12/31/2011       16.882236         16.250831         6,628.1527
  01/01/2012    to  12/31/2012       16.250831         18.762206         8,509.7577
  01/01/2013    to  12/31/2013       18.762206         24.524407         8,608.0435
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.418203         11.311929       240,637.9726
  01/01/2005    to  12/31/2005       11.311929         11.627388       229,626.4664
  01/01/2006    to  12/31/2006       11.627388         13.190324       213,766.2941
  01/01/2007    to  12/31/2007       13.190324         13.635141       221,264.4210
  01/01/2008    to  12/31/2008       13.635141          8.424388       216,440.5197
  01/01/2009    to  12/31/2009        8.424388         10.446974       190,401.0500
  01/01/2010    to  12/31/2010       10.446974         11.779268       168,592.6342
  01/01/2011    to  12/31/2011       11.779268         11.790488       177,264.0412
  01/01/2012    to  12/31/2012       11.790488         13.401926       146,636.0088
  01/01/2013    to  12/31/2013       13.401926         17.382241        96,688.3209
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.482830         21.574246        97,607.7969
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301          6.593315        37,172.7960
  01/01/2009    to  12/31/2009        6.593315          8.107374       132,880.4000
  01/01/2010    to  12/31/2010        8.107374          8.862691       172,740.9336
  01/01/2011    to  12/31/2011        8.862691          8.678933       201,264.2905
  01/01/2012    to  12/31/2012        8.678933          9.733885       173,253.4134
  01/01/2013    to  04/26/2013        9.733885         10.657517             0.0000
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.084172         11.694698             0.0000
  01/01/2010    to  12/31/2010       11.694698         12.408974         1,637.9808
  01/01/2011    to  12/31/2011       12.408974         10.672477         1,743.8301
  01/01/2012    to  12/31/2012       10.672477         12.392538             0.0000
  01/01/2013    to  12/31/2013       12.392538         14.817713             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.689669         24.563132        61,532.2303
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.986389         13.501246         161,115.3461
  01/01/2005    to  12/31/2005       13.501246         14.365513         137,230.5751
  01/01/2006    to  12/31/2006       14.365513         16.220973         134,582.3983
  01/01/2007    to  12/31/2007       16.220973         15.537282         137,261.7284
  01/01/2008    to  12/31/2008       15.537282          9.438452         122,521.4422
  01/01/2009    to  12/31/2009        9.438452         12.709651         133,468.2100
  01/01/2010    to  12/31/2010       12.709651         15.374940         133,230.1827
  01/01/2011    to  12/31/2011       15.374940         14.340195         101,338.5884
  01/01/2012    to  12/31/2012       14.340195         14.864760          84,563.8075
  01/01/2013    to  04/26/2013       14.864760         16.109809               0.0000
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792         13.846549               0.0000
  01/01/2010    to  12/31/2010       13.846549         17.252923           4,759.2141
  01/01/2011    to  12/31/2011       17.252923         16.252871           1,396.6129
  01/01/2012    to  12/31/2012       16.252871         18.553158             458.4027
  01/01/2013    to  12/31/2013       18.553158         25.231826           5,375.8055
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.050592         21.507664         251,683.9892
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.580635          4.315511         223,112.6920
  01/01/2005    to  12/31/2005        4.315511          4.717416         188,547.0776
  01/01/2006    to  12/31/2006        4.717416          4.893393         180,050.3606
  01/01/2007    to  12/31/2007        4.893393          6.336505         282,587.0288
  01/01/2008    to  12/31/2008        6.336505          3.465479         368,809.9524
  01/01/2009    to  12/31/2009        3.465479          5.424533         317,879.3700
  01/01/2010    to  12/31/2010        5.424533          6.820134         320,664.4901
  01/01/2011    to  12/31/2011        6.820134          6.050937         354,105.7174
  01/01/2012    to  12/31/2012        6.050937          6.679328         280,696.4979
  01/01/2013    to  04/26/2013        6.679328          6.981386               0.0000
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661         14.761175           6,395.6400
  01/01/2010    to  12/31/2010       14.761175         18.752786           6,699.3213
  01/01/2011    to  12/31/2011       18.752786         15.385924           7,572.2550
  01/01/2012    to  12/31/2012       15.385924         15.538597           7,769.1703
  01/01/2013    to  12/31/2013       15.538597         16.945060          15,135.0075
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317              590.2826
  01/01/2006    to  12/31/2006       15.524317         15.884610              956.2114
  01/01/2007    to  12/31/2007       15.884610         16.269782            1,574.9014
  01/01/2008    to  12/31/2008       16.269782         15.933627            7,981.1337
  01/01/2009    to  12/31/2009       15.933627         16.328707           46,000.8400
  01/01/2010    to  12/31/2010       16.328707         16.960653           52,317.2259
  01/01/2011    to  12/31/2011       16.960653         17.579867           17,883.7229
  01/01/2012    to  12/31/2012       17.579867         17.835571           14,057.1652
  01/01/2013    to  12/31/2013       17.835571         17.402272           11,054.6297
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699         10.689009          716,752.1926
  01/01/2005    to  12/31/2005       10.689009         11.617570          750,229.0859
  01/01/2006    to  12/31/2006       11.617570         13.000581          825,320.3725
  01/01/2007    to  12/31/2007       13.000581         13.169061          841,388.5477
  01/01/2008    to  12/31/2008       13.169061          7.674018        1,535,912.6750
  01/01/2009    to  12/31/2009        7.674018         10.022737        1,400,066.7100
  01/01/2010    to  12/31/2010       10.022737         11.497114        1,364,615.6660
  01/01/2011    to  12/31/2011       11.497114         10.666773          936,437.0345
  01/01/2012    to  12/31/2012       10.666773         12.260127          839,062.7299
  01/01/2013    to  12/31/2013       12.260127         15.633590          777,351.3200
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854         10.392980        2,816,675.1410
  01/01/2005    to  12/31/2005       10.392980         10.962390        5,274,938.1462
  01/01/2006    to  12/31/2006       10.962390         12.087152        7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152         12.481300        9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300          8.364141       10,849,770.5766
  01/01/2009    to  12/31/2009        8.364141         10.569112       10,269,763.0200
  01/01/2010    to  12/31/2010       10.569112         11.820410        9,751,532.9934
  01/01/2011    to  12/31/2011       11.820410         11.440794        9,159,590.7551
  01/01/2012    to  12/31/2012       11.440794         12.833143        8,345,063.0100
  01/01/2013    to  12/31/2013       12.833143         15.089511        7,600,157.5873
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977         10.109092           156,250.0675
  01/01/2005    to  12/31/2005       10.109092         10.399957           513,441.3181
  01/01/2006    to  12/31/2006       10.399957         11.123726           823,532.3698
  01/01/2007    to  12/31/2007       11.123726         11.600009         1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009          9.062519         2,159,486.8389
  01/01/2009    to  12/31/2009        9.062519         10.967254         2,497,299.8200
  01/01/2010    to  12/31/2010       10.967254         11.975937         2,177,429.4981
  01/01/2011    to  12/31/2011       11.975937         12.001477         2,115,155.9229
  01/01/2012    to  12/31/2012       12.001477         13.105255         2,297,530.1270
  01/01/2013    to  12/31/2013       13.105255         14.075290         1,879,942.8260
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746         10.603907         2,640,646.2190
  01/01/2005    to  12/31/2005       10.603907         11.393996         5,439,760.9416
  01/01/2006    to  12/31/2006       11.393996         12.744446         8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446         13.137431        11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431          8.036651        12,124,140.4414
  01/01/2009    to  12/31/2009        8.036651         10.294738        11,480,758.2200
  01/01/2010    to  12/31/2010       10.294738         11.706585        11,011,636.7263
  01/01/2011    to  12/31/2011       11.706585         11.080407        10,438,656.6604
  01/01/2012    to  12/31/2012       11.080407         12.624065         9,999,961.7509
  01/01/2013    to  12/31/2013       12.624065         15.651096        10,020,906.3295
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998301          7.026370           586,127.7145
  01/01/2009    to  12/31/2009        7.026370          8.893585           877,303.5700
  01/01/2010    to  12/31/2010        8.893585          9.636546         1,095,803.9949
  01/01/2011    to  12/31/2011        9.636546          9.321590           950,200.6864
  01/01/2012    to  12/31/2012        9.321590         10.657275           978,490.6907
  01/01/2013    to  04/26/2013       10.657275         11.467659                 0.0000
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923         10.229313         885,476.6904
  01/01/2005    to  12/31/2005       10.229313         10.657886       1,548,912.2565
  01/01/2006    to  12/31/2006       10.657886         11.568201       2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201         12.096278       3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278          8.763057       3,598,191.9541
  01/01/2009    to  12/31/2009        8.763057         10.879096       3,979,307.5900
  01/01/2010    to  12/31/2010       10.879096         12.040052       3,901,048.6063
  01/01/2011    to  12/31/2011       12.040052         11.841405       3,935,094.1230
  01/01/2012    to  12/31/2012       11.841405         13.103329       3,530,442.6122
  01/01/2013    to  12/31/2013       13.103329         14.737182       3,171,181.0548
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.142290         10.435926             0.0000
  01/01/2013    to  12/31/2013       10.435926         11.352428             0.0000
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007643          6.975502        48,880.9327
  01/01/2009    to  12/31/2009        6.975502          8.829282        61,541.2700
  01/01/2010    to  12/31/2010        8.829282          9.692467        72,924.9044
  01/01/2011    to  12/31/2011        9.692467          9.284907        65,327.4501
  01/01/2012    to  12/31/2012        9.284907         10.315720        64,155.5106
  01/01/2013    to  12/31/2013       10.315720         11.967422        65,716.4660
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997644          6.326981        20,270.5561
  01/01/2009    to  12/31/2009        6.326981          8.300294        21,232.9500
  01/01/2010    to  12/31/2010        8.300294          9.219205        20,018.1294
  01/01/2011    to  12/31/2011        9.219205          8.596417        25,344.7965
  01/01/2012    to  12/31/2012        8.596417          9.772025        42,824.9955
  01/01/2013    to  12/31/2013        9.772025         11.965637        63,132.1573
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987645          5.729921         3,125.4730
  01/01/2009    to  12/31/2009        5.729921          7.788963        13,406.6400
  01/01/2010    to  12/31/2010        7.788963          9.020479        12,654.3949
  01/01/2011    to  12/31/2011        9.020479          8.422717        11,880.8154
  01/01/2012    to  12/31/2012        8.422717          9.677909        11,879.6366
  01/01/2013    to  12/31/2013        9.677909         12.293438        16,740.7862
============   ==== ==========       =========         =========        ===========
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017643          7.645773             0.0000
  01/01/2009    to  12/31/2009        7.645773          9.233958           839.9100
  01/01/2010    to  12/31/2010        9.233958          9.932973         4,861.2391
  01/01/2011    to  12/31/2011        9.932973          9.740741        10,832.7368
  01/01/2012    to  12/31/2012        9.740741         10.565738        14,681.6649
  01/01/2013    to  12/31/2013       10.565738         11.739193        14,650.4071
============   ==== ==========       =========         =========        ===========
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.067176         11.413977             0.0000
  01/01/2013    to  12/31/2013       11.413977         10.792323             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.899079         10.168330             0.0000
  01/01/2013    to  12/31/2013       10.168330         10.977976             0.0000
============   ==== ==========       =========         =========       ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.404580         11.465407             0.0000
  01/01/2009    to  12/31/2009       11.465407         16.456463           537.5000
  01/01/2010    to  12/31/2010       16.456463         18.646966         1,114.7065
  01/01/2011    to  12/31/2011       18.646966         18.679105             0.0000
  01/01/2012    to  12/31/2012       18.679105         21.303893             0.0000
  01/01/2013    to  12/31/2013       21.303893         22.796863         1,776.7362
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         12.769274        22,447.5243
  01/01/2005    to  12/31/2005       12.769274         14.158993        19,184.8238
  01/01/2006    to  12/31/2006       14.158993         19.067100        34,145.2406
  01/01/2007    to  12/31/2007       19.067100         15.859122        33,032.5020
  01/01/2008    to  12/31/2008       15.859122          9.052459        29,580.1065
  01/01/2009    to  12/31/2009        9.052459         11.937341        17,190.0400
  01/01/2010    to  12/31/2010       11.937341         13.565479        15,697.8136
  01/01/2011    to  12/31/2011       13.565479         12.535725        15,065.9336
  01/01/2012    to  12/31/2012       12.535725         15.456164        16,523.2502
  01/01/2013    to  12/31/2013       15.456164         15.663731        20,397.0291
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.679283          7.088585       133,548.1532
  01/01/2005    to  12/31/2005        7.088585          7.880192       120,601.0062
  01/01/2006    to  12/31/2006        7.880192          7.578917       114,696.6013
  01/01/2007    to  12/31/2007        7.578917          7.584961       105,753.0867
  01/01/2008    to  12/31/2008        7.584961          4.524155        95,673.9568
  01/01/2009    to  12/31/2009        4.524155          5.887432        85,488.1900
  01/01/2010    to  12/31/2010        5.887432          7.132966        78,346.8353
  01/01/2011    to  12/31/2011        7.132966          7.208270        91,440.2236
  01/01/2012    to  12/31/2012        7.208270          8.359733        85,754.1487
  01/01/2013    to  12/31/2013        8.359733         11.913154        74,650.0670
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
  MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245793         10.612431             0.0000
  01/01/2006    to  12/31/2006       10.612431         11.071037         7,451.1917
  01/01/2007    to  12/31/2007       11.071037         10.194281         9,367.9050
  01/01/2008    to  12/31/2008       10.194281          4.527670        13,958.4544
  01/01/2009    to  12/31/2009        4.527670          6.113936        14,655.4600
  01/01/2010    to  12/31/2010        6.113936          6.422871        19,457.1003
  01/01/2011    to  04/29/2011        6.422871          6.812825             0.0000
============   ==== ==========      ==========        ==========       ============
 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
  (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      122.432663        125.284241             0.0000
  01/01/2011    to  12/31/2011      125.284241        113.372247             0.0000
  01/01/2012    to  12/31/2012      113.372247        135.929968         1,109.5068
  01/01/2013    to  12/31/2013      135.929968        171.335807         1,087.1485
============   ==== ==========      ==========        ==========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.911720        25,778.8133
  01/01/2005    to  12/31/2005       11.911720         13.120742        31,100.7319
  01/01/2006    to  12/31/2006       13.120742         14.857622        30,114.6166
  01/01/2007    to  12/31/2007       14.857622         14.990114        30,895.7203
  01/01/2008    to  12/31/2008       14.990114          9.377703        28,696.8277
  01/01/2009    to  12/31/2009        9.377703         12.143060        26,153.5500
  01/01/2010    to  12/31/2010       12.143060         14.764987        24,945.6048
  01/01/2011    to  12/31/2011       14.764987         13.542005        23,893.2084
  01/01/2012    to  12/31/2012       13.542005         15.653603        17,447.0252
  01/01/2013    to  12/31/2013       15.653603         20.323067        15,400.8067
============   ==== ==========      ==========        ==========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.696787         13.796898       553,532.0249
  01/01/2005    to  12/31/2005       13.796898         15.426843       543,145.3389
  01/01/2006    to  12/31/2006       15.426843         19.455725       141,355.6272
  01/01/2007    to  12/31/2007       19.455725         18.826620       122,635.2951
  01/01/2008    to  12/31/2008       18.826620         10.891774       117,807.6645
  01/01/2009    to  12/31/2009       10.891774         16.529776        84,509.7800
  01/01/2010    to  12/31/2010       16.529776         18.834917        82,056.0454
  01/01/2011    to  12/31/2011       18.834917         15.806835        75,108.6537
  01/01/2012    to  12/31/2012       15.806835         19.994092        63,957.7275
  01/01/2013    to  12/31/2013       19.994092         25.535506        53,999.0730
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010589          1.042600             0.0000
  01/01/2013    to  12/31/2013        1.042600          1.039414             0.0000
============   ==== ==========       =========         =========        ===========
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998233         10.423314            71.6321
  01/01/2006    to  12/31/2006       10.423314         11.839967         6,930.2497
  01/01/2007    to  12/31/2007       11.839967         11.297995         7,457.9274
  01/01/2008    to  12/31/2008       11.297995          7.086015         4,804.2705
  01/01/2009    to  12/31/2009        7.086015          8.778122         4,115.8400
  01/01/2010    to  12/31/2010        8.778122          9.867669         4,115.5376
  01/01/2011    to  12/31/2011        9.867669          9.514947         6,687.6203
  01/01/2012    to  12/31/2012        9.514947         11.027999         7,380.0093
  01/01/2013    to  12/31/2013       11.027999         14.613184        26,925.9550
============   ==== ==========       =========         =========        ===========
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.243660         15.236527             0.0000
  01/01/2009    to  12/31/2009       15.236527         18.869325             0.0000
  01/01/2010    to  12/31/2010       18.869325         23.182819             0.0000
  01/01/2011    to  12/31/2011       23.182819         21.851488           340.9115
  01/01/2012    to  12/31/2012       21.851488         24.527263           338.7420
  01/01/2013    to  12/31/2013       24.527263         31.280705           336.6418
============   ==== ==========       =========         =========        ===========
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.544610         12.025150        90,752.8772
  01/01/2005    to  12/31/2005       12.025150         12.743013        85,299.6740
  01/01/2006    to  12/31/2006       12.743013         14.241609        75,288.9697
  01/01/2007    to  12/31/2007       14.241609         15.480075        69,201.5686
  01/01/2008    to  12/31/2008       15.480075          9.282264        63,908.4030
  01/01/2009    to  12/31/2009        9.282264         12.157292        33,942.5400
  01/01/2010    to  12/31/2010       12.157292         15.014392        30,906.4196
  01/01/2011    to  12/31/2011       15.014392         14.536761        33,655.5363
  01/01/2012    to  12/31/2012       14.536761         16.819537        30,905.6639
  01/01/2013    to  12/31/2013       16.819537         23.075728        25,322.2699
============   ==== ==========       =========         =========        ===========
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.818387         10.239016             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND  SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037642          8.906301             0.0000
  01/01/2009    to  12/31/2009        8.906301          9.773545           913.5200
  01/01/2010    to  12/31/2010        9.773545         10.149269         3,553.2300
  01/01/2011    to  12/31/2011       10.149269         10.509031         3,530.6549
  01/01/2012    to  12/31/2012       10.509031         10.789921         3,505.7792
  01/01/2013    to  04/26/2013       10.789921         10.761277             0.0000
============   ==== ==========       =========         =========       ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012643          1.044636             0.0000
  01/01/2013    to  12/31/2013        1.044636          1.134749             0.0000
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.287545         4,868.5499
  01/01/2007    to  12/31/2007       10.287545         12.871882       615,180.8200
  01/01/2008    to  12/31/2008       12.871882          7.651494         8,432.1448
  01/01/2009    to  12/31/2009        7.651494         10.545536         8,671.6400
  01/01/2010    to  12/31/2010       10.545536         12.593441        10,028.0046
  01/01/2011    to  12/31/2011       12.593441         12.143329        10,044.0248
  01/01/2012    to  12/31/2012       12.143329         13.895868         8,456.5735
  01/01/2013    to  12/31/2013       13.895868         15.929849         9,628.0034
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.023387         16.962368        94,381.8524
  01/01/2005    to  12/31/2005       16.962368         16.850487        82,897.2614
  01/01/2006    to  12/31/2006       16.850487         18.001792        60,664.9746
  01/01/2007    to  12/31/2007       18.001792         18.770781        48,773.9156
  01/01/2008    to  12/31/2008       18.770781         14.952834        35,821.4426
  01/01/2009    to  12/31/2009       14.952834         20.016618        33,956.1500
  01/01/2010    to  12/31/2010       20.016618         22.131133        34,884.6993
  01/01/2011    to  12/31/2011       22.131133         22.627387        23,869.2588
  01/01/2012    to  12/31/2012       22.627387         25.010654        24,790.8763
  01/01/2013    to  12/31/2013       25.010654         26.431856        24,757.8199
============   ==== ==========       =========         =========       ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997055         10.170970        10,932.5409
  01/01/2011    to  12/31/2011       10.170970         10.155004        10,103.8462
  01/01/2012    to  12/31/2012       10.155004         10.666415         8,448.9452
  01/01/2013    to  12/31/2013       10.666415         10.840018        13,023.2652
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987056          9.717547             0.0000
  01/01/2012    to  12/31/2012        9.717547          9.928013             0.0000
  01/01/2013    to  12/31/2013        9.928013          9.829622         7,604.2265
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.683938          7.841442        35,304.0861
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997644         10.842469             0.0000
  01/01/2010    to  12/31/2010       10.842469         12.049076             0.0000
  01/01/2011    to  12/31/2011       12.049076         11.754322             0.0000
  01/01/2012    to  12/31/2012       11.754322         13.146553             0.0000
  01/01/2013    to  12/31/2013       13.146553         13.000395             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.925834         10.334200             0.0000
  01/01/2013    to  12/31/2013       10.334200         11.567011             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.757938         11.192154             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.425858       753,820.0465
  01/01/2007    to  12/31/2007       10.425858         13.939329        12,101.9918
  01/01/2008    to  12/31/2008       13.939329          6.066196       534,420.8509
  01/01/2009    to  12/31/2009        6.066196         10.030731       555,585.7100
  01/01/2010    to  12/31/2010       10.030731         12.140074       567,535.9481
  01/01/2011    to  12/31/2011       12.140074          9.659757       518,425.2809
  01/01/2012    to  12/31/2012        9.659757         11.239572        22,592.8080
  01/01/2013    to  12/31/2013       11.239572         10.452519       617,762.5415
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.443844         11.050305       103,508.3799
  01/01/2005    to  12/31/2005       11.050305         12.592178       114,335.3502
  01/01/2006    to  12/31/2006       12.592178         15.599096       124,181.5040
  01/01/2007    to  12/31/2007       15.599096         17.294487       112,131.8053
  01/01/2008    to  12/31/2008       17.294487          9.754781        75,382.9565
  01/01/2009    to  12/31/2009        9.754781         12.560971        54,304.1400
  01/01/2010    to  12/31/2010       12.560971         13.696086        51,801.9366
  01/01/2011    to  12/31/2011       13.696086         11.968950        49,173.2013
  01/01/2012    to  12/31/2012       11.968950         13.670111        35,398.5178
  01/01/2013    to  12/31/2013       13.670111         15.955932        54,826.9277
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.383711         11.078005         118,194.4400
  01/01/2005    to  12/31/2005       11.078005         10.993406         102,294.9784
  01/01/2006    to  12/31/2006       10.993406         10.801814          90,783.3516
  01/01/2007    to  12/31/2007       10.801814         11.712300          79,057.4441
  01/01/2008    to  12/31/2008       11.712300         10.672796          61,304.2644
  01/01/2009    to  12/31/2009       10.672796         12.331203         135,064.5100
  01/01/2010    to  12/31/2010       12.331203         13.005643          63,367.0036
  01/01/2011    to  12/31/2011       13.005643         14.147999          60,424.5158
  01/01/2012    to  12/31/2012       14.147999         15.109869          52,068.9885
  01/01/2013    to  12/31/2013       15.109869         13.416761          42,708.7640
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.621236         11.939873         116,235.2471
  01/01/2005    to  12/31/2005       11.939873         11.949254         115,792.6820
  01/01/2006    to  12/31/2006       11.949254         12.224156          99,569.6096
  01/01/2007    to  12/31/2007       12.224156         12.867717         108,465.8012
  01/01/2008    to  12/31/2008       12.867717         12.644921         110,410.1877
  01/01/2009    to  12/31/2009       12.644921         14.607287         173,819.3200
  01/01/2010    to  12/31/2010       14.607287         15.464763         116,265.5646
  01/01/2011    to  12/31/2011       15.464763         15.616471          99,769.9036
  01/01/2012    to  12/31/2012       15.616471         16.699459          84,823.6444
  01/01/2013    to  12/31/2013       16.699459         16.031177          61,006.4648
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.949352         14.577210               0.0000
  01/01/2010    to  12/31/2010       14.577210         16.540286               0.0000
  01/01/2011    to  12/31/2011       16.540286         15.400399               0.0000
  01/01/2012    to  12/31/2012       15.400399         16.635132               0.0000
  01/01/2013    to  12/31/2013       16.635132         21.607643               0.0000
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.659764         12.186489             129.9118
  01/01/2011    to  12/31/2011       12.186489         12.340332             934.6777
  01/01/2012    to  12/31/2012       12.340332         13.459890             806.1362
  01/01/2013    to  12/31/2013       13.459890         13.359447           1,978.2078
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.691446         10.802248               0.0000
  01/01/2013    to  12/31/2013       10.802248         10.094635               0.0000
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214004         10.696808               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010621          1.062656             0.0000
  01/01/2013    to  12/31/2013        1.062656          1.145214             0.0000
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.211092          8.364414             0.0000
  01/01/2009    to  12/31/2009        8.364414         10.223891             0.0000
  01/01/2010    to  12/31/2010       10.223891         11.231233             0.0000
  01/01/2011    to  12/31/2011       11.231233         11.109478             0.0000
  01/01/2012    to  12/31/2012       11.109478         12.268540             0.0000
  01/01/2013    to  12/31/2013       12.268540         13.560368             0.0000
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.602704          7.668467             0.0000
  01/01/2009    to  12/31/2009        7.668467          9.689346             0.0000
  01/01/2010    to  12/31/2010        9.689346         10.825647             0.0000
  01/01/2011    to  12/31/2011       10.825647         10.370241             0.0000
  01/01/2012    to  12/31/2012       10.370241         11.674140             0.0000
  01/01/2013    to  12/31/2013       11.674140         13.490796             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.870218         47.262240        76,378.2130
  01/01/2005    to  12/31/2005       47.262240         47.828763        78,043.2452
  01/01/2006    to  12/31/2006       47.828763         55.140128        53,101.9364
  01/01/2007    to  12/31/2007       55.140128         55.969125        50,867.2956
  01/01/2008    to  12/31/2008       55.969125         34.873955        48,053.5833
  01/01/2009    to  12/31/2009       34.873955         40.409933        45,891.2500
  01/01/2010    to  12/31/2010       40.409933         46.282060        43,820.8471
  01/01/2011    to  12/31/2011       46.282060         43.482842        39,705.8210
  01/01/2012    to  12/31/2012       43.482842         50.203734        37,433.7616
  01/01/2013    to  12/31/2013       50.203734         65.732361        33,285.4439
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.093768          7.026802       102,787.2762
  01/01/2005    to  12/31/2005        7.026802          7.883783       124,522.1411
  01/01/2006    to  12/31/2006        7.883783          8.192170       130,870.0561
  01/01/2007    to  12/31/2007        8.192170          9.431038        99,988.5744
  01/01/2008    to  12/31/2008        9.431038          5.560923       100,071.9596
  01/01/2009    to  12/31/2009        5.560923          7.917536        77,340.5900
  01/01/2010    to  12/31/2010        7.917536          9.894508        71,598.8648
  01/01/2011    to  12/31/2011        9.894508          9.524882        66,861.3984
  01/01/2012    to  12/31/2012        9.524882         10.596666        43,176.7301
  01/01/2013    to  12/31/2013       10.596666         14.165106        37,226.1567
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.423552         14.143335         131,602.8982
  01/01/2005    to  12/31/2005       14.143335         15.986141         123,576.1256
  01/01/2006    to  12/31/2006       15.986141         17.701553         109,231.5826
  01/01/2007    to  12/31/2007       17.701553         16.799572          96,389.9328
  01/01/2008    to  12/31/2008       16.799572         11.537811          85,588.1411
  01/01/2009    to  12/31/2009       11.537811         14.279284          56,406.5700
  01/01/2010    to  12/31/2010       14.279284         16.756599          54,225.9746
  01/01/2011    to  12/31/2011       16.756599         14.927231          52,341.0242
  01/01/2012    to  12/31/2012       14.927231         17.235731          48,088.6180
  01/01/2013    to  12/31/2013       17.235731         22.342902          42,120.5774
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.817705          9.627770           5,508.0027
============   ==== ==========       =========         =========         ============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087639          6.023690              63.7191
  01/01/2009    to  12/31/2009        6.023690          8.404585          13,613.7200
  01/01/2010    to  12/31/2010        8.404585          8.792939          14,305.4939
  01/01/2011    to  12/31/2011        8.792939          7.376770          12,715.6856
  01/01/2012    to  12/31/2012        7.376770          8.478253           5,696.1831
  01/01/2013    to  04/26/2013        8.478253          8.772194               0.0000
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.326289         13.725823           2,548.8400
  01/01/2010    to  12/31/2010       13.725823         14.193003           2,752.6005
  01/01/2011    to  12/31/2011       14.193003         14.885242           5,096.3591
  01/01/2012    to  12/31/2012       14.885242         15.088916           3,579.6615
  01/01/2013    to  12/31/2013       15.088916         14.388352           1,074.9511
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.813406          9.867629           8,189.4934
  01/01/2006    to  12/31/2006        9.867629         10.097874         276,084.9819
  01/01/2007    to  12/31/2007       10.097874         10.357706         107,889.6771
  01/01/2008    to  12/31/2008       10.357706         10.400275         236,644.1043
  01/01/2009    to  12/31/2009       10.400275         10.204821          63,529.5900
  01/01/2010    to  12/31/2010       10.204821          9.987747          55,552.6665
  01/01/2011    to  12/31/2011        9.987747          9.775866          54,837.3228
  01/01/2012    to  12/31/2012        9.775866          9.566789          52,065.0733
  01/01/2013    to  12/31/2013        9.566789          9.363288          36,313.8100
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.975351          9.825200         115,294.5512
  01/01/2005    to  04/30/2005        9.825200          9.814024               0.0000
============   ==== ==========       =========         =========         ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.720865         11.766181         220,479.9066
  01/01/2005    to  12/31/2005       11.766181         12.683972         226,324.3938
  01/01/2006    to  12/31/2006       12.683972         14.203378         216,238.0055
  01/01/2007    to  12/31/2007       14.203378         14.515661         205,193.4900
  01/01/2008    to  12/31/2008       14.515661          8.600388         161,254.8600
  01/01/2009    to  12/31/2009        8.600388         11.096531         154,385.0100
  01/01/2010    to  12/31/2010       11.096531         12.144019         145,632.1539
  01/01/2011    to  12/31/2011       12.144019         11.389464         134,230.5059
  01/01/2012    to  12/31/2012       11.389464         12.561693         124,612.8279
  01/01/2013    to  12/31/2013       12.561693         16.416798         108,919.2054
============   ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.040324         16.653157          14,830.8044
============   ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998233         11.059226          27,883.7977
  01/01/2005    to  12/31/2005       11.059226         12.054083          25,960.0392
  01/01/2006    to  12/31/2006       12.054083         12.514719          25,632.0798
  01/01/2007    to  12/31/2007       12.514719         15.204687          26,340.0641
  01/01/2008    to  12/31/2008       15.204687          7.693113          22,697.3174
  01/01/2009    to  12/31/2009        7.693113         11.080783          17,899.8600
  01/01/2010    to  12/31/2010       11.080783         13.791207          16,139.9489
  01/01/2011    to  12/31/2011       13.791207         12.490689          16,850.6000
  01/01/2012    to  12/31/2012       12.490689         12.959416          16,870.0948
  01/01/2013    to  04/26/2013       12.959416         13.950498               0.0000
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.706811         10.348857         106,230.6217
  01/01/2005    to  12/31/2005       10.348857         11.500611          95,818.8608
  01/01/2006    to  12/31/2006       11.500611         11.540713         107,420.7671
  01/01/2007    to  12/31/2007       11.540713         12.580182         112,757.2923
  01/01/2008    to  12/31/2008       12.580182          7.812070         102,270.2484
  01/01/2009    to  12/31/2009        7.812070         10.670910          99,426.8100
  01/01/2010    to  12/31/2010       10.670910         11.625674          94,223.7130
  01/01/2011    to  12/31/2011       11.625674         11.404118          90,517.9449
  01/01/2012    to  12/31/2012       11.404118         12.896570         121,936.4372
  01/01/2013    to  12/31/2013       12.896570         17.258806         111,102.1716
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563182          9.971336             0.0000
  01/01/2008    to  12/31/2008        9.971336          5.678787             0.0000
  01/01/2009    to  12/31/2009        5.678787          6.850286             0.0000
  01/01/2010    to  12/31/2010        6.850286          7.736135             0.0000
  01/01/2011    to  12/31/2011        7.736135          7.281158             0.0000
  01/01/2012    to  12/31/2012        7.281158          8.028515             0.0000
  01/01/2013    to  04/26/2013        8.028515          8.607421             0.0000
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.924557          8.252214       207,315.2932
  01/01/2005    to  12/31/2005        8.252214          8.457958       198,468.0646
  01/01/2006    to  12/31/2006        8.457958          8.909009       151,247.1443
  01/01/2007    to  12/31/2007        8.909009          9.964302       135,456.1133
  01/01/2008    to  12/31/2008        9.964302          5.271626        94,366.2896
  01/01/2009    to  12/31/2009        5.271626          7.414348        82,934.7100
  01/01/2010    to  12/31/2010        7.414348          7.938615        74,398.5598
  01/01/2011    to  12/31/2011        7.938615          7.662823        58,565.3124
  01/01/2012    to  04/27/2012        7.662823          8.599629             0.0000
============   ==== ==========       =========         =========       ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.910207         14.927620        69,799.8645
  01/01/2005    to  12/31/2005       14.927620         16.029400        68,236.6774
  01/01/2006    to  12/31/2006       16.029400         17.599301        56,377.1887
  01/01/2007    to  12/31/2007       17.599301         16.004327        46,428.0054
  01/01/2008    to  12/31/2008       16.004327          8.436834        46,275.0501
  01/01/2009    to  12/31/2009        8.436834         11.659237        43,143.8800
  01/01/2010    to  12/31/2010       11.659237         13.095713        38,171.1823
  01/01/2011    to  12/31/2011       13.095713         13.649653        35,658.1240
  01/01/2012    to  12/31/2012       13.649653         14.904861        33,964.7517
  01/01/2013    to  12/31/2013       14.904861         19.913900        25,116.2015
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063482         10.123009             0.0000
  01/01/2009    to  12/31/2009       10.123009         14.139917         4,100.5900
  01/01/2010    to  12/31/2010       14.139917         16.965664         4,149.6097
  01/01/2011    to  12/31/2011       16.965664         13.906530         4,125.4983
  01/01/2012    to  12/31/2012       13.906530         16.045912             0.0000
  01/01/2013    to  12/31/2013       16.045912         20.039580             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.369888         12.862148         2,563.4100
  01/01/2010    to  12/31/2010       12.862148         15.851575         3,207.5051
  01/01/2011    to  12/31/2011       15.851575         15.167587         6,239.7217
  01/01/2012    to  12/31/2012       15.167587         17.406280         8,940.1819
  01/01/2013    to  12/31/2013       17.406280         22.616040        17,674.5452
============   ==== ==========       =========         =========        ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.400893         11.225412        42,520.7149
  01/01/2005    to  12/31/2005       11.225412         11.468098        63,283.2120
  01/01/2006    to  12/31/2006       11.468098         12.929453        55,743.0876
  01/01/2007    to  12/31/2007       12.929453         13.282412        54,896.2502
  01/01/2008    to  12/31/2008       13.282412          8.155452        58,151.5580
  01/01/2009    to  12/31/2009        8.155452         10.050954        77,304.1500
  01/01/2010    to  12/31/2010       10.050954         11.262766        63,760.7590
  01/01/2011    to  12/31/2011       11.262766         11.203955        55,193.7445
  01/01/2012    to  12/31/2012       11.203955         12.656124        50,634.6714
  01/01/2013    to  12/31/2013       12.656124         16.313550        49,682.9904
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.913544         19.662878             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997644          6.566075             0.0000
  01/01/2009    to  12/31/2009        6.566075          8.025581             0.0000
  01/01/2010    to  12/31/2010        8.025581          8.720835         2,452.9490
  01/01/2011    to  12/31/2011        8.720835          8.489024             0.0000
  01/01/2012    to  12/31/2012        8.489024          9.463651             0.0000
  01/01/2013    to  04/26/2013        9.463651         10.341904             0.0000
============   ==== ==========       =========         =========        ===========
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.529717         10.937583         8,179.4800
  01/01/2010    to  12/31/2010       10.937583         11.536271         5,093.2388
  01/01/2011    to  12/31/2011       11.536271          9.862584         5,058.1489
  01/01/2012    to  12/31/2012        9.862584         11.383274         8,721.4999
  01/01/2013    to  12/31/2013       11.383274         13.529554         4,847.8526
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.231150         22.651961        15,791.5623
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.966439         13.397939        61,980.1484
  01/01/2005    to  12/31/2005       13.397939         14.170585        59,073.6653
  01/01/2006    to  12/31/2006       14.170585         15.905432        51,517.8911
  01/01/2007    to  12/31/2007       15.905432         15.143385        47,587.1091
  01/01/2008    to  12/31/2008       15.143385          9.143843        23,244.5946
  01/01/2009    to  12/31/2009        9.143843         12.239277        22,919.3800
  01/01/2010    to  12/31/2010       12.239277         14.717456        21,212.0415
  01/01/2011    to  12/31/2011       14.717456         13.644963        21,589.5344
  01/01/2012    to  12/31/2012       13.644963         14.059012        21,025.4366
  01/01/2013    to  04/26/2013       14.059012         15.207541             0.0000
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.573423         12.950054         1,321.0800
  01/01/2010    to  12/31/2010       12.950054         16.039473         1,165.6932
  01/01/2011    to  12/31/2011       16.039473         15.019502         4,237.2435
  01/01/2012    to  12/31/2012       15.019502         17.042163         6,997.5171
  01/01/2013    to  12/31/2013       17.042163         23.038391        11,171.5581
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.629571          8.328847        36,340.4150
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.576888          4.286100        86,237.8160
  01/01/2005    to  12/31/2005        4.286100          4.657329        74,695.9361
  01/01/2006    to  12/31/2006        4.657329          4.802236        59,868.9506
  01/01/2007    to  12/31/2007        4.802236          6.181095        58,328.7885
  01/01/2008    to  12/31/2008        6.181095          3.360137        37,234.1792
  01/01/2009    to  12/31/2009        3.360137          5.228191        42,406.1100
  01/01/2010    to  12/31/2010        5.228191          6.534018        39,721.1697
  01/01/2011    to  12/31/2011        6.534018          5.762466        37,817.2070
  01/01/2012    to  12/31/2012        5.762466          6.322650       816,589.3828
  01/01/2013    to  04/26/2013        6.322650          6.595984             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.583061         14.657853             0.0000
  01/01/2010    to  12/31/2010       14.657853         18.510258             0.0000
  01/01/2011    to  12/31/2011       18.510258         15.096164             0.0000
  01/01/2012    to  12/31/2012       15.096164         15.154247             0.0000
  01/01/2013    to  12/31/2013       15.154247         16.427044             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.605215         14.517878              103.6772
  01/01/2006    to  12/31/2006       14.517878         14.766198            6,672.5894
  01/01/2007    to  12/31/2007       14.766198         15.033298            7,610.3114
  01/01/2008    to  12/31/2008       15.033298         14.634377           19,794.0927
  01/01/2009    to  12/31/2009       14.634377         14.907545            6,925.8800
  01/01/2010    to  12/31/2010       14.907545         15.391866            6,321.9762
  01/01/2011    to  12/31/2011       15.391866         15.858649            5,403.9849
  01/01/2012    to  12/31/2012       15.858649         15.992549            5,413.6230
  01/01/2013    to  12/31/2013       15.992549         15.510668            4,847.4755
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298488         10.678836          126,194.2408
  01/01/2005    to  12/31/2005       10.678836         11.537305          204,428.2211
  01/01/2006    to  12/31/2006       11.537305         12.833744          213,487.9092
  01/01/2007    to  12/31/2007       12.833744         12.921851          267,955.4271
  01/01/2008    to  12/31/2008       12.921851          7.484650          234,364.9173
  01/01/2009    to  12/31/2009        7.484650          9.716919          215,683.0600
  01/01/2010    to  12/31/2010        9.716919         11.079702          191,282.3535
  01/01/2011    to  12/31/2011       11.079702         10.218106          144,483.9971
  01/01/2012    to  12/31/2012       10.218106         11.673833          139,826.2894
  01/01/2013    to  12/31/2013       11.673833         14.796978          140,455.0606
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098702         10.383084          221,035.4304
  01/01/2005    to  12/31/2005       10.383084         10.886632          824,330.7893
  01/01/2006    to  12/31/2006       10.886632         11.932019          852,884.4112
  01/01/2007    to  12/31/2007       11.932019         12.246994        1,101,086.6199
  01/01/2008    to  12/31/2008       12.246994          8.157789        1,017,604.9829
  01/01/2009    to  12/31/2009        8.157789         10.246702          980,210.2600
  01/01/2010    to  12/31/2010       10.246702         11.391333          947,612.3954
  01/01/2011    to  12/31/2011       11.391333         10.959672          917,567.7102
  01/01/2012    to  12/31/2012       10.959672         12.219557          763,351.6679
  01/01/2013    to  12/31/2013       12.219557         14.282122          738,451.1778
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938873         10.099461                0.0000
  01/01/2005    to  12/31/2005       10.099461         10.328069           23,385.1990
  01/01/2006    to  12/31/2006       10.328069         10.980934          122,310.6631
  01/01/2007    to  12/31/2007       10.980934         11.382233          149,384.0281
  01/01/2008    to  12/31/2008       11.382233          8.838978          105,798.1050
  01/01/2009    to  12/31/2009        8.838978         10.632764           97,952.2600
  01/01/2010    to  12/31/2010       10.632764         11.541269          122,501.1502
  01/01/2011    to  12/31/2011       11.541269         11.496864          130,472.1476
  01/01/2012    to  12/31/2012       11.496864         12.478748          125,458.3353
  01/01/2013    to  12/31/2013       12.478748         13.322246          109,267.7872
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238552         10.593813          519,322.8433
  01/01/2005    to  12/31/2005       10.593813         11.315268        1,045,248.5657
  01/01/2006    to  12/31/2006       11.315268         12.580887        1,227,264.7078
  01/01/2007    to  12/31/2007       12.580887         12.890813        1,378,763.0312
  01/01/2008    to  12/31/2008       12.890813          7.838350        1,451,296.6155
  01/01/2009    to  12/31/2009        7.838350          9.980646        1,456,331.1400
  01/01/2010    to  12/31/2010        9.980646         11.281589        1,390,819.0800
  01/01/2011    to  12/31/2011       11.281589         10.614375        1,165,239.9764
  01/01/2012    to  12/31/2012       10.614375         12.020404        1,035,613.0994
  01/01/2013    to  12/31/2013       12.020404         14.813585        1,029,750.3439
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997644          6.997364           10,476.2593
  01/01/2009    to  12/31/2009        6.997364          8.803900           10,425.8200
  01/01/2010    to  12/31/2010        8.803900          9.482346           10,370.1286
  01/01/2011    to  12/31/2011        9.482346          9.117654           10,308.9130
  01/01/2012    to  12/31/2012        9.117654         10.361447           24,772.6777
  01/01/2013    to  04/26/2013       10.361447         11.128097                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008797         10.219569        57,383.5137
  01/01/2005    to  12/31/2005       10.219569         10.584224       266,262.7790
  01/01/2006    to  12/31/2006       10.584224         11.419715       297,434.6508
  01/01/2007    to  12/31/2007       11.419715         11.869193       322,514.3453
  01/01/2008    to  12/31/2008       11.869193          8.546884       395,891.1266
  01/01/2009    to  12/31/2009        8.546884         10.547270       394,858.1900
  01/01/2010    to  12/31/2010       10.547270         11.603037       390,184.1750
  01/01/2011    to  12/31/2011       11.603037         11.343487       400,408.2170
  01/01/2012    to  12/31/2012       11.343487         12.476880       388,001.7195
  01/01/2013    to  12/31/2013       12.476880         13.948698       364,366.7545
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).



Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO


SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.



AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO COMSTOCK PORTFOLIO



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)


SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN CORE BOND PORTFOLIO



SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


METLIFE BALANCED PLUS PORTFOLIO



SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO



SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.



PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO



SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited



INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.



BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)



SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.



VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)


SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.




MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS


In addition to the Met Investors Series Trust portfolios listed above, the following portfolios managed by MetLife Advisers, LLC are available under the contract:



AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.



METLIFE ASSET ALLOCATION 100 PORTFOLIO (CLASS B) (formerly MetLife Aggressive Strategy Portfolio)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


SSGA GROWTH AND INCOME ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO (CLASS B)


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)


In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE ASSET ALLOCATION 20 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 5% and that a $12,000 Purchase Payment plus the 5% Purchase Payment Credit of $600 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,600 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 Purchase Payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, assume that you are eligible to receive a Purchase Payment Credit of 5% and a second Purchase Payment of $6,000 plus the 5% Purchase Payment Credit of $300 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 Purchase Payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,600             $2,000           $10,600          $10,600
    2                                $2,000           $ 8,626          $ 8,626
    3                                $2,000           $ 6,647          $ 6,647
    4*           $ 6,300             $3,000           $ 9,964          $ 3,664         $6,300
    5                                $3,000           $ 6,988          $   673         $6,316
    6                                $3,000           $ 4,006                0         $4,006
    7                                $3,000           $ 1,015                0         $1,015
    8                                $1,018                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment and a Purchase Payment Credit of $300 is added to the EDCA Account. This amount ($6,300) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,664 in the 1st Payment Bucket ($6,647 (1st Payment Bucket Account Value from the 3rd month) + $17 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,664). The total EDCA Account Value at the beginning of the 4th month is $9,964 ($3,664 in the 1st Payment Bucket + $6,300 in the 2nd Payment Bucket = $9,964).

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 5% and that a $24,000 Purchase Payment plus the 5% Purchase Payment Credit of $1,200 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $23,200 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 Purchase Payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, assume you are eligible to receive a Purchase Payment Credit of 5% and a second Purchase Payment of $12,000 plus the 5% Purchase Payment Credit of $600 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 Purchase Payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $25,200                   $2,000           $23,200          $23,200
    2                                $2,000           $21,257          $21,257
    3                                $2,000           $19,310          $19,310
    4                                $2,000           $17,357          $17,357
    5                                $2,000           $15,400          $15,400
    6*     $12,600                   $3,000           $25,038          $12,438         $12,600
    7                                $3,000           $22,100          $ 9,469         $12,631
    8                                $3,000           $19,154          $ 6,492         $12,662
    9                                $3,000           $16,202          $ 3,508         $12,693
   10                                $3,000           $13,242          $   517         $12,725
   11                                $3,000           $10,274                0         $10,274
   12                                $3,000           $ 7,300                0         $ 7,300
   13                                $3,000           $ 4,318                0         $ 4,318
   14                                $3,000           $ 1,328                0         $ 1,328
   15                                $1,331                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment and a Purchase Payment Credit of $600 is added to the EDCA Account. This amount ($12,600) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,438 in the 1st Payment Bucket ($15,400 (1st Payment Bucket Account Value from the 5th month) + $38 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,438). The total EDCA Account Value at the beginning of the 6th month is $25,038 ($12,438 in the 1st Payment Bucket + $12,600 in the 2nd Payment Bucket = $25,038).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
       $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
       $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB - How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
$7350          $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2014              $100,000
   B    Account Value                                 10/1/2015              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2015           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2016              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2016              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2016              $  9,000
   G    Percentage Reduction in Account               10/2/2016                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2016              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2016           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2016              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2014              $100,000
   B    Account Value                                      10/1/2015              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2015           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2016              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2016              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2016              $  9,000
   G    Percentage Reduction in Account                    10/2/2016                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2016              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2016           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2016              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2014             $100,000
    B    Account Value                           10/1/2015 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2015             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2015             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2015          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2016 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2016             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2016          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2016             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2016             $  9,000
    G    Percentage Reduction in Account                 10/2/2016                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2016             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2016          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2016          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2016             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


 (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS XC


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414MOXC

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
ADDITIONAL INFORMATION..................     4
CUSTODIAN...............................     4
DISTRIBUTION............................     4
CALCULATION OF PERFORMANCE INFORMATION       6
     Total Return.......................     6
     Historical Unit Values.............     6
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions
     on Transactions....................     9
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     9
CONDENSED FINANCIAL INFORMATION.........    12
FINANCIAL STATEMENTS....................   109

COMPANY

MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2013, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2013 the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.



We are licensed to do business in the District of Columbia and all states except New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of General American Life Insurance Company and subsidiary (the "Guarantor"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Guarantor being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2013, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.





ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:



(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2013, filed on February 27, 2014 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2014 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN


MetLife Investors Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.





DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $40,534,587              $0
2012             $54,914,768              $0
2011             $70,881,543              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $13,630,977. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $143 to $20,091,557.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.

BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

Cetera Financial Specialists LLC

CFD Investments, Inc.

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Essex National Securities, Inc.

Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation

H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.
Investacorp, Inc.

Investment Center of America, Inc.
Investment Professionals, Inc.

J.J.B. Hilliard, W.L. Lyons, LLC

Janney Montgomery Scott, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Investment Planning, Inc.

LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC
Multi-Financial Securities Corporation

National Planning Corporation

NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.

SII Investments, Inc.

Sammons Securities Company, LLC

Santander Securities, LLC

Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.

Stifel, Nicolaus & Company, Incorporated

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America

ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business

     Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS




NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:

Capital Gains         Dividends         Other
   23.8%                43.4%           43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS XC


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.193556        10.523925       23,150.1404
  01/01/2013    to  12/31/2013       10.523925        11.505530       36,296.3676
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592      262,018.3370
  01/01/2009    to  12/31/2009        6.999592         8.904173      293,594.3300
  01/01/2010    to  12/31/2010        8.904173         9.823637      437,715.0320
  01/01/2011    to  12/31/2011        9.823637         9.457635      619,858.7223
  01/01/2012    to  12/31/2012        9.457635        10.560561      527,047.5359
  01/01/2013    to  12/31/2013       10.560561        12.312852      466,188.9874
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852      301,878.8158
  01/01/2009    to  12/31/2009        6.348852         8.370726      348,859.9500
  01/01/2010    to  12/31/2010        8.370726         9.343994      362,485.6331
  01/01/2011    to  12/31/2011        9.343994         8.756372      392,835.4769
  01/01/2012    to  12/31/2012        8.756372        10.003997      364,710.5667
  01/01/2013    to  12/31/2013       10.003997        12.311051      282,300.6189
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746       25,049.8499
  01/01/2009    to  12/31/2009        5.749746         7.855089      111,585.8100
  01/01/2010    to  12/31/2010        7.855089         9.142614      112,723.6956
  01/01/2011    to  12/31/2011        9.142614         8.579473       90,193.6176
  01/01/2012    to  12/31/2012        8.579473         9.907680       98,695.1822
  01/01/2013    to  12/31/2013        9.907680        12.648353       96,409.1616
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156        185,062.7327
  01/01/2009    to  12/31/2009        7.672156         9.312251        227,932.0100
  01/01/2010    to  12/31/2010        9.312251        10.067374        281,795.4560
  01/01/2011    to  12/31/2011       10.067374         9.921913        303,799.5328
  01/01/2012    to  12/31/2012        9.921913        10.816479        310,701.3148
  01/01/2013    to  12/31/2013       10.816479        12.078006        130,408.4905
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.124600        11.511758         50,000.7473
  01/01/2013    to  12/31/2013       11.511758        10.939356         48,950.7582
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.949122        10.254082         40,627.4999
  01/01/2013    to  12/31/2013       10.254082        11.126036         98,345.1228
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423          2,261.7523
  01/01/2009    to  12/31/2009       12.195423        17.591890         17,794.7400
  01/01/2010    to  12/31/2010       17.591890        20.033380         46,153.6390
  01/01/2011    to  12/31/2011       20.033380        20.168240         30,105.1747
  01/01/2012    to  12/31/2012       20.168240        23.118155         34,319.3431
  01/01/2013    to  12/31/2013       23.118155        24.862243         45,700.9973
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        12.812153        166,923.8607
  01/01/2005    to  12/31/2005       12.812153        14.277527        535,190.5442
  01/01/2006    to  12/31/2006       14.277527        19.322711        431,641.1974
  01/01/2007    to  12/31/2007       19.322711        16.152793        318,515.9311
  01/01/2008    to  12/31/2008       16.152793         9.266596        283,983.2311
  01/01/2009    to  12/31/2009        9.266596        12.280998        264,500.0400
  01/01/2010    to  12/31/2010       12.280998        14.025858        235,103.1539
  01/01/2011    to  12/31/2011       14.025858        13.026028        215,937.4181
  01/01/2012    to  12/31/2012       13.026028        16.141583        204,531.3882
  01/01/2013    to  12/31/2013       16.141583        16.440377        185,105.4259
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.666256         7.110320        2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320         7.943847        1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847         7.678353        1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353         7.723216        1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216         4.629841        1,260,423.9006
  01/01/2009    to  12/31/2009        4.629841         6.055174        1,124,474.5500
  01/01/2010    to  12/31/2010        6.055174         7.372926          962,269.7439
  01/01/2011    to  12/31/2011        7.372926         7.488041          959,691.6583
  01/01/2012    to  12/31/2012        7.488041         8.727953          829,658.2845
  01/01/2013    to  12/31/2013        8.727953        12.500172          705,742.6383
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246771        10.621157                0.0000
  01/01/2006    to  12/31/2006       10.621157        11.135542          274,472.5365
  01/01/2007    to  12/31/2007       11.135542        10.305387          214,294.0251
  01/01/2008    to  12/31/2008       10.305387         4.600138          213,641.6730
  01/01/2009    to  12/31/2009        4.600138         6.242944          197,464.6700
  01/01/2010    to  12/31/2010        6.242944         6.591246          197,210.7906
  01/01/2011    to  04/29/2011        6.591246         7.002829                0.0000
============   ==== ==========      ==========       ==========        ==============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010      140.928841       144.689994               15.9878
  01/01/2011    to  12/31/2011      144.689994       131.588146              985.7678
  01/01/2012    to  12/31/2012      131.588146       158.564774              979.6271
  01/01/2013    to  12/31/2013      158.564774       200.867763              747.7896
============   ==== ==========      ==========       ==========        ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.951741          188,983.5826
  01/01/2005    to  12/31/2005       11.951741        13.230588          192,469.8754
  01/01/2006    to  12/31/2006       13.230588        15.056884          196,663.5853
  01/01/2007    to  12/31/2007       15.056884        15.267724          183,925.9084
  01/01/2008    to  12/31/2008       15.267724         9.599510          145,317.0505
  01/01/2009    to  12/31/2009        9.599510        12.492580          135,131.6800
  01/01/2010    to  12/31/2010       12.492580        15.266007          115,778.2577
  01/01/2011    to  12/31/2011       15.266007        14.071615          110,467.2548
  01/01/2012    to  12/31/2012       14.071615        16.347741           96,113.1603
  01/01/2013    to  12/31/2013       16.347741        21.330590           79,129.1149
============   ==== ==========      ==========       ==========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.690181        13.858377        689,649.6331
  01/01/2005    to  12/31/2005       13.858377        15.573010        541,506.2615
  01/01/2006    to  12/31/2006       15.573010        19.738183        508,578.8353
  01/01/2007    to  12/31/2007       19.738183        19.196255        468,248.8267
  01/01/2008    to  12/31/2008       19.196255        11.161587        397,748.9575
  01/01/2009    to  12/31/2009       11.161587        17.024193        370,385.6300
  01/01/2010    to  12/31/2010       17.024193        19.495409        349,291.8637
  01/01/2011    to  12/31/2011       19.495409        16.443106        324,112.2935
  01/01/2012    to  12/31/2012       16.443106        20.903672        283,076.1862
  01/01/2013    to  12/31/2013       20.903672        26.830898        254,564.4469
============   ==== ==========       =========        =========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010672         1.046190        669,786.3310
  01/01/2013    to  12/31/2013        1.046190         1.048221        504,790.7826
============   ==== ==========       =========        =========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998644        10.458340        233,041.5843
  01/01/2006    to  12/31/2006       10.458340        11.939126        432,481.7855
  01/01/2007    to  12/31/2007       11.939126        11.450048        396,995.8450
  01/01/2008    to  12/31/2008       11.450048         7.217589        344,939.7706
  01/01/2009    to  12/31/2009        7.217589         8.987134        353,692.5800
  01/01/2010    to  12/31/2010        8.987134        10.155246        335,469.3959
  01/01/2011    to  12/31/2011       10.155246         9.843209        308,485.8477
  01/01/2012    to  12/31/2012        9.843209        11.474433        247,968.6637
  01/01/2013    to  12/31/2013       11.474433        15.281396        261,124.0450
============   ==== ==========       =========        =========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585        538,320.0572
  01/01/2009    to  12/31/2009       16.420585        20.437665        503,551.7800
  01/01/2010    to  12/31/2010       20.437665        25.235389        433,568.9390
  01/01/2011    to  12/31/2011       25.235389        23.905232        376,060.7178
  01/01/2012    to  12/31/2012       23.905232        26.967694        331,954.8656
  01/01/2013    to  12/31/2013       26.967694        34.565396        282,119.9241
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.538078        12.078766        635,631.1567
  01/01/2005    to  12/31/2005       12.078766        12.863783        950,432.5565
  01/01/2006    to  12/31/2006       12.863783        14.448465        777,132.0016
  01/01/2007    to  12/31/2007       14.448465        15.784081        623,331.2147
  01/01/2008    to  12/31/2008       15.784081         9.512270        522,091.2710
  01/01/2009    to  12/31/2009        9.512270        12.520996        494,629.7400
  01/01/2010    to  12/31/2010       12.520996        15.540993        430,112.0260
  01/01/2011    to  12/31/2011       15.540993        15.121905        381,242.4072
  01/01/2012    to  12/31/2012       15.121905        17.584715        319,962.5374
  01/01/2013    to  12/31/2013       17.584715        24.246340        283,830.4420
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.093127        10.534498         21,127.3761
============   ==== ==========       =========        =========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038190         8.936988         26,327.2864
  01/01/2009    to  12/31/2009        8.936988         9.856360         53,615.6600
  01/01/2010    to  12/31/2010        9.856360        10.286561         44,248.9136
  01/01/2011    to  12/31/2011       10.286561        10.704420         41,767.8518
  01/01/2012    to  12/31/2012       10.704420        11.045917         43,928.8479
  01/01/2013    to  04/26/2013       11.045917        11.017198              0.0000
============   ==== ==========       =========        =========        ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012726         1.048233        253,930.9724
  01/01/2013    to  12/31/2013        1.048233         1.144363        340,694.7303
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.322142              0.0000
  01/01/2007    to  12/31/2007       10.322142        12.980214         26,979.7464
  01/01/2008    to  12/31/2008       12.980214         7.754770         39,834.4196
  01/01/2009    to  12/31/2009        7.754770        10.741407         44,736.6600
  01/01/2010    to  12/31/2010       10.741407        12.891564         53,991.6914
  01/01/2011    to  12/31/2011       12.891564        12.492986         72,580.5568
  01/01/2012    to  12/31/2012       12.492986        14.368003         44,582.6411
  01/01/2013    to  12/31/2013       14.368003        16.553618         42,733.4063
============   ==== ==========       =========        =========        ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.992320        17.014558        1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558        16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823        18.238141        1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141        19.113056        1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056        15.302076          875,259.1147
  01/01/2009    to  12/31/2009       15.302076        20.586701          788,356.3700
  01/01/2010    to  12/31/2010       20.586701        22.875466          714,241.2804
  01/01/2011    to  12/31/2011       22.875466        23.505333          631,248.8694
  01/01/2012    to  12/31/2012       23.505333        26.111964          576,708.8517
  01/01/2013    to  12/31/2013       26.111964        27.734056          500,702.0517
============   ==== ==========       =========        =========        ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997740        10.205438              974.7689
  01/01/2011    to  12/31/2011       10.205438        10.240357           13,455.9965
  01/01/2012    to  12/31/2012       10.240357        10.810264           14,160.0906
  01/01/2013    to  12/31/2013       10.810264        11.041274           27,394.7725
============   ==== ==========       =========        =========        ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493          100,515.5377
  01/01/2012    to  12/31/2012        9.750493        10.011875           99,181.1616
  01/01/2013    to  12/31/2013       10.011875         9.962344          129,648.9158
============   ==== ==========       =========        =========        ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.668982         7.860884          411,757.7047
============   ==== ==========       =========        =========        ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904                0.0000
  01/01/2010    to  12/31/2010       10.878904        12.150119              373.6083
  01/01/2011    to  12/31/2011       12.150119        11.912168                0.0000
  01/01/2012    to  12/31/2012       11.912168        13.390224                0.0000
  01/01/2013    to  12/31/2013       13.390224        13.307738                0.0000
============   ==== ==========       =========        =========        ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.976006        10.421339           59,460.1030
  01/01/2013    to  12/31/2013       10.421339        11.723002          112,796.5477
============   ==== ==========       =========        =========        ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.078419         1.125733          129,725.2076
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946           4,310.7289
  01/01/2007    to  12/31/2007       10.460946        14.056678          37,369.9794
  01/01/2008    to  12/31/2008       14.056678         6.148147         299,044.2081
  01/01/2009    to  12/31/2009        6.148147        10.217171         519,731.2100
  01/01/2010    to  12/31/2010       10.217171        12.427597         536,022.3710
  01/01/2011    to  12/31/2011       12.427597         9.938069         323,403.4527
  01/01/2012    to  12/31/2012        9.938069        11.621652         288,183.6798
  01/01/2013    to  12/31/2013       11.621652        10.862041         274,993.3699
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.425479        11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222        12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204        15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203        17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923        10.008772         996,440.7431
  01/01/2009    to  12/31/2009       10.008772        12.959129         923,468.7600
  01/01/2010    to  12/31/2010       12.959129        14.208054         879,181.4989
  01/01/2011    to  12/31/2011       14.208054        12.484782         811,492.2697
  01/01/2012    to  12/31/2012       12.484782        14.338294         687,157.9602
  01/01/2013    to  12/31/2013       14.338294        16.822371         610,656.1413
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.418489        11.170963         852,071.8889
  01/01/2005    to  12/31/2005       11.170963        11.141080         579,488.0413
  01/01/2006    to  12/31/2006       11.141080        11.001649         528,394.1723
  01/01/2007    to  12/31/2007       11.001649        11.989080         474,331.6052
  01/01/2008    to  12/31/2008       11.989080        10.979939         761,461.4361
  01/01/2009    to  12/31/2009       10.979939        12.749612         402,376.5800
  01/01/2010    to  12/31/2010       12.749612        13.514326         372,861.4424
  01/01/2011    to  12/31/2011       13.514326        14.774818         336,942.7620
  01/01/2012    to  12/31/2012       14.774818        15.858800         293,165.4416
  01/01/2013    to  12/31/2013       15.858800        14.152398         264,576.1643
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.598744        11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661        12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993        12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722        13.102425        2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425        12.940264        2,302,653.2914
  01/01/2009    to  12/31/2009       12.940264        15.023346        1,996,167.5900
  01/01/2010    to  12/31/2010       15.023346        15.984943        1,878,577.1860
  01/01/2011    to  12/31/2011       15.984943        16.222440        1,653,302.6824
  01/01/2012    to  12/31/2012       16.222440        17.434855        1,568,092.3363
  01/01/2013    to  12/31/2013       17.434855        16.821055        1,338,467.6090
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564          219,658.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926          193,556.9963
  01/01/2011    to  12/31/2011       17.999926        16.843308          179,021.9674
  01/01/2012    to  12/31/2012       16.843308        18.285402          168,066.6978
  01/01/2013    to  12/31/2013       18.285402        23.870178          154,882.1120
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.765934        12.338270            5,385.0076
  01/01/2011    to  12/31/2011       12.338270        12.556481           12,044.9653
  01/01/2012    to  12/31/2012       12.556481        13.764649           18,855.9154
  01/01/2013    to  12/31/2013       13.764649        13.730420           69,708.9116
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.745460        10.893314            4,955.6568
  01/01/2013    to  12/31/2013       10.893314        10.230778            3,513.9544
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215398        10.734370           21,814.0123
============   ==== ==========       =========        =========        ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315          298,319.2848
  01/01/2013    to  12/31/2013        1.066315         1.154916          156,767.4677
============   ==== ==========       =========        =========        ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714          544,323.5877
  01/01/2009    to  12/31/2009        8.501714        10.443805          516,278.8100
  01/01/2010    to  12/31/2010       10.443805        11.530272          560,562.2840
  01/01/2011    to  12/31/2011       11.530272        11.462321          522,587.2322
  01/01/2012    to  12/31/2012       11.462321        12.721967          482,602.3095
  01/01/2013    to  12/31/2013       12.721967        14.132010          467,216.0600
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369        186,950.0474
  01/01/2009    to  12/31/2009        7.794369         9.897797        178,465.8900
  01/01/2010    to  12/31/2010        9.897797        11.113919        177,524.2555
  01/01/2011    to  12/31/2011       11.113919        10.699652        153,429.2823
  01/01/2012    to  12/31/2012       10.699652        12.105646        145,000.0383
  01/01/2013    to  12/31/2013       12.105646        14.059551        142,856.3683
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.786777        47.407274      1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274        48.215337      1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337        55.863563      1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563        56.989263      1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263        35.688706        874,903.2880
  01/01/2009    to  12/31/2009       35.688706        41.561455        782,558.3000
  01/01/2010    to  12/31/2010       41.561455        47.839303        706,253.3098
  01/01/2011    to  12/31/2011       47.839303        45.170832        618,072.9799
  01/01/2012    to  12/31/2012       45.170832        52.415371        547,941.5018
  01/01/2013    to  12/31/2013       52.415371        68.971868        468,775.4611
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.081870         7.048322      1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322         7.947436      1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436         8.299611      1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611         9.602874      1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874         5.690788        981,243.9270
  01/01/2009    to  12/31/2009        5.690788         8.143047        927,101.2300
  01/01/2010    to  12/31/2010        8.143047        10.227279        837,820.2088
  01/01/2011    to  12/31/2011       10.227279         9.894490        733,821.4112
  01/01/2012    to  12/31/2012        9.894490        11.063337        658,232.3926
  01/01/2013    to  12/31/2013       11.063337        14.862995        606,844.5772
============   ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.433062        14.226210        749,621.5910
  01/01/2005    to  12/31/2005       14.226210        16.160130        675,892.4241
  01/01/2006    to  12/31/2006       16.160130        17.983664        622,328.8281
  01/01/2007    to  12/31/2007       17.983664        17.153385        554,229.9754
  01/01/2008    to  12/31/2008       17.153385        11.840161        453,622.6730
  01/01/2009    to  12/31/2009       11.840161        14.726955        437,967.3100
  01/01/2010    to  12/31/2010       14.726955        17.368472        409,640.4970
  01/01/2011    to  12/31/2011       17.368472        15.549747        357,783.6433
  01/01/2012    to  12/31/2012       15.549747        18.044960        288,839.3804
  01/01/2013    to  12/31/2013       18.044960        23.509085        255,435.4932
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.796888        15.115190          61,158.8364
============   ==== ==========       =========        =========       ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088188         6.044506          11,722.8093
  01/01/2009    to  12/31/2009        6.044506         8.475894          57,516.1200
  01/01/2010    to  12/31/2010        8.475894         8.911941          53,555.2900
  01/01/2011    to  12/31/2011        8.911941         7.514062          53,624.4003
  01/01/2012    to  12/31/2012        7.514062         8.679548          51,986.8353
  01/01/2013    to  04/26/2013        8.679548         8.994758               0.0000
============   ==== ==========       =========        =========       ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       14.043873        14.512748           2,041.9700
  01/01/2010    to  12/31/2010       14.512748        15.081921           6,757.4909
  01/01/2011    to  12/31/2011       15.081921        15.896561           7,581.7872
  01/01/2012    to  12/31/2012       15.896561        16.195277          10,220.8642
  01/01/2013    to  12/31/2013       16.195277        15.520773          10,129.0344
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469        10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456        10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583        10.643155       2,065,900.1899
  01/01/2009    to  12/31/2009       10.643155        10.495489       1,339,906.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729         945,606.6072
  01/01/2011    to  12/31/2011       10.323729        10.155238       1,214,459.0350
  01/01/2012    to  12/31/2012       10.155238         9.988143         892,305.6608
  01/01/2013    to  12/31/2013        9.988143         9.824685         577,217.0945
============   ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.955999         9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432         9.860283           3,411.3696
============   ==== ==========       =========        =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.699997        11.802287        3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287        12.786459        3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459        14.389697        3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697        14.780208        2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208         8.801293        2,282,848.3988
  01/01/2009    to  12/31/2009        8.801293        11.412672        2,101,442.5000
  01/01/2010    to  12/31/2010       11.412672        12.552562        1,916,652.6289
  01/01/2011    to  12/31/2011       12.552562        11.831530        1,730,378.7213
  01/01/2012    to  12/31/2012       11.831530        13.115000        1,475,057.6244
  01/01/2013    to  12/31/2013       13.115000        17.225755        1,299,516.7289
============   ==== ==========       =========        =========        ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.687034        17.478966           59,830.4083
============   ==== ==========       =========        =========        ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998644        11.096411          160,260.3155
  01/01/2005    to  12/31/2005       11.096411        12.155042          124,124.2139
  01/01/2006    to  12/31/2006       12.155042        12.682656          117,467.0038
  01/01/2007    to  12/31/2007       12.682656        15.486352          123,761.6709
  01/01/2008    to  12/31/2008       15.486352         7.875156          102,702.5502
  01/01/2009    to  12/31/2009        7.875156        11.399836           90,192.5100
  01/01/2010    to  12/31/2010       11.399836        14.259327           80,395.3952
  01/01/2011    to  12/31/2011       14.259327        12.979302           71,339.3562
  01/01/2012    to  12/31/2012       12.979302        13.534252           65,044.2462
  01/01/2013    to  04/26/2013       13.534252        14.592475                0.0000
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.714878        10.409513          892,343.7227
  01/01/2005    to  12/31/2005       10.409513        11.625804          816,190.2397
  01/01/2006    to  12/31/2006       11.625804        11.724679          814,130.3729
  01/01/2007    to  12/31/2007       11.724679        12.845133          619,641.8715
  01/01/2008    to  12/31/2008       12.845133         8.016809          518,219.3982
  01/01/2009    to  12/31/2009        8.016809        11.005433          473,899.6900
  01/01/2010    to  12/31/2010       11.005433        12.050186          439,530.2279
  01/01/2011    to  12/31/2011       12.050186        11.879673          423,084.2173
  01/01/2012    to  12/31/2012       11.879673        13.502034          844,344.0528
  01/01/2013    to  12/31/2013       13.502034        18.159587          715,700.7992
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564767         9.979690           7,434.6246
  01/01/2008    to  12/31/2008        9.979690         5.712205           6,548.0307
  01/01/2009    to  12/31/2009        5.712205         6.925141          13,045.5300
  01/01/2010    to  12/31/2010        6.925141         7.859835          15,819.5373
  01/01/2011    to  12/31/2011        7.859835         7.434600          17,173.6182
  01/01/2012    to  12/31/2012        7.434600         8.239005          10,868.1339
  01/01/2013    to  04/26/2013        8.239005         8.847142               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.909106         8.277517       2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517         8.526290       1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290         9.025889       1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889        10.145899       1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899         5.394779       1,270,776.6208
  01/01/2009    to  12/31/2009        5.394779         7.625579       1,157,954.3500
  01/01/2010    to  12/31/2010        7.625579         8.205676       1,050,571.2522
  01/01/2011    to  12/31/2011        8.205676         7.960229         875,468.2427
  01/01/2012    to  04/27/2012        7.960229         8.947945               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.883167        14.973492       1,026,421.6470
  01/01/2005    to  12/31/2005       14.973492        16.158995         867,876.2326
  01/01/2006    to  12/31/2006       16.158995        17.830257         790,359.5308
  01/01/2007    to  12/31/2007       17.830257        16.296121         695,047.3958
  01/01/2008    to  12/31/2008       16.296121         8.633994         587,616.1037
  01/01/2009    to  12/31/2009        8.633994        11.991528         533,008.4500
  01/01/2010    to  12/31/2010       11.991528        13.536401         472,901.3782
  01/01/2011    to  12/31/2011       13.536401        14.179556         412,917.1867
  01/01/2012    to  12/31/2012       14.179556        15.561525         354,196.6635
  01/01/2013    to  12/31/2013       15.561525        20.895389         315,248.5277
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600               0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857           7,447.7100
  01/01/2010    to  12/31/2010       14.222857        17.150588          11,503.4759
  01/01/2011    to  12/31/2011       17.150588        14.128534          10,247.1880
  01/01/2012    to  12/31/2012       14.128534        16.384184           7,465.5032
  01/01/2013    to  12/31/2013       16.384184        20.564521          12,430.6973
============   ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845          127.5600
  01/01/2010    to  12/31/2010       13.487845        16.705911        4,123.6530
  01/01/2011    to  12/31/2011       16.705911        16.065053        2,222.2364
  01/01/2012    to  12/31/2012       16.065053        18.529086        2,301.6225
  01/01/2013    to  12/31/2013       18.529086        24.195498        3,238.1755
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.395014        11.275442      537,950.0067
  01/01/2005    to  12/31/2005       11.275442        11.578333      515,068.8129
  01/01/2006    to  12/31/2006       11.578333        13.121585      414,812.5866
  01/01/2007    to  12/31/2007       13.121585        13.550452      357,212.0648
  01/01/2008    to  12/31/2008       13.550452         8.363648      320,006.3980
  01/01/2009    to  12/31/2009        8.363648        10.361283      308,103.0700
  01/01/2010    to  12/31/2010       10.361283        11.670983      289,250.9270
  01/01/2011    to  12/31/2011       11.670983        11.670447      267,489.2266
  01/01/2012    to  12/31/2012       11.670447        13.252153      277,518.4338
  01/01/2013    to  12/31/2013       13.252153        17.170817      257,283.8514
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.211505        21.243229      106,449.1197
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         6.588767       21,111.9662
  01/01/2009    to  12/31/2009        6.588767         8.093684       81,813.5000
  01/01/2010    to  12/31/2010        8.093684         8.838888      136,426.8294
  01/01/2011    to  12/31/2011        8.838888         8.646988      149,614.6077
  01/01/2012    to  12/31/2012        8.646988         9.688314      133,951.7523
  01/01/2013    to  04/26/2013        9.688314        10.604251            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.989316        11.564961        3,803.6000
  01/01/2010    to  12/31/2010       11.564961        12.259062        4,968.6757
  01/01/2011    to  12/31/2011       12.259062        10.533011        4,951.9829
  01/01/2012    to  12/31/2012       10.533011        12.218310        3,294.9689
  01/01/2013    to  12/31/2013       12.218310        14.594792        6,948.9767
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.438744        24.233785      131,735.2864
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.959724        13.457712        472,313.4662
  01/01/2005    to  12/31/2005       13.457712        14.304925        355,196.8526
  01/01/2006    to  12/31/2006       14.304925        16.136462        303,858.9772
  01/01/2007    to  12/31/2007       16.136462        15.440795        309,684.9867
  01/01/2008    to  12/31/2008       15.440795         9.370413        281,593.7550
  01/01/2009    to  12/31/2009        9.370413        12.605418        255,106.3100
  01/01/2010    to  12/31/2010       12.605418        15.233624        215,961.8954
  01/01/2011    to  12/31/2011       15.233624        14.194208        200,774.4400
  01/01/2012    to  12/31/2012       14.194208        14.698643        164,834.7569
  01/01/2013    to  04/26/2013       14.698643        15.924716              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928          1,673.3300
  01/01/2010    to  12/31/2010       13.692928        17.044476          1,777.6741
  01/01/2011    to  12/31/2011       17.044476        16.040482          5,757.5793
  01/01/2012    to  12/31/2012       16.040482        18.292316          4,949.2061
  01/01/2013    to  12/31/2013       18.292316        24.852244         13,370.3666
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.805417        21.184132        266,346.0086
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.567923         4.299219        486,242.6251
  01/01/2005    to  12/31/2005        4.299219         4.694924        368,658.4428
  01/01/2006    to  12/31/2006        4.694924         4.865207        307,457.7590
  01/01/2007    to  12/31/2007        4.865207         6.293680        250,181.0592
  01/01/2008    to  12/31/2008        6.293680         3.438596        197,910.0021
  01/01/2009    to  12/31/2009        3.438596         5.377075        193,617.5000
  01/01/2010    to  12/31/2010        5.377075         6.753719        171,381.7171
  01/01/2011    to  12/31/2011        6.753719         5.986033        162,238.9517
  01/01/2012    to  12/31/2012        5.986033         6.601045        142,451.8593
  01/01/2013    to  04/26/2013        6.601045         6.897369              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903              0.0000
  01/01/2010    to  12/31/2010       14.743903        18.712143              0.0000
  01/01/2011    to  12/31/2011       18.712143        15.337245          2,902.0366
  01/01/2012    to  12/31/2012       15.337245        15.473865          2,886.1056
  01/01/2013    to  12/31/2013       15.473865        16.857599          2,871.5116
============   ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902               0.0000
  01/01/2006    to  12/31/2006       15.351902        15.692541             943.5295
  01/01/2007    to  12/31/2007       15.692541        16.056909           1,017.6624
  01/01/2008    to  12/31/2008       16.056909        15.709391          20,514.5850
  01/01/2009    to  12/31/2009       15.709391        16.082823          18,391.6300
  01/01/2010    to  12/31/2010       16.082823        16.688556          23,973.3426
  01/01/2011    to  12/31/2011       16.688556        17.280596          38,713.6887
  01/01/2012    to  12/31/2012       17.280596        17.514328          40,078.5139
  01/01/2013    to  12/31/2013       17.514328        17.071751          36,872.8382
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164        10.687313         777,671.6506
  01/01/2005    to  12/31/2005       10.687313        11.604154         899,364.1233
  01/01/2006    to  12/31/2006       11.604154        12.972623         932,223.4427
  01/01/2007    to  12/31/2007       12.972623        13.127531         801,086.3843
  01/01/2008    to  12/31/2008       13.127531         7.642126       1,877,780.8910
  01/01/2009    to  12/31/2009        7.642126         9.971104       1,805,575.4300
  01/01/2010    to  12/31/2010        9.971104        11.426466       1,703,935.3171
  01/01/2011    to  12/31/2011       11.426466        10.590647       1,475,021.8225
  01/01/2012    to  12/31/2012       10.590647        12.160401       1,278,085.9257
  01/01/2013    to  12/31/2013       12.160401        15.490933       1,155,739.8757
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328        10.391330       3,996,359.1880
  01/01/2005    to  12/31/2005       10.391330        10.949726       5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726        12.061156       5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156        12.441938       5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938         8.329388       7,247,411.5696
  01/01/2009    to  12/31/2009        8.329388        10.514679       6,968,832.9000
  01/01/2010    to  12/31/2010       10.514679        11.747788       6,787,554.0376
  01/01/2011    to  12/31/2011       11.747788        11.359161       5,911,435.3614
  01/01/2012    to  12/31/2012       11.359161        12.728775       5,356,591.1512
  01/01/2013    to  12/31/2013       12.728775        14.951838       4,685,909.5109
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459        10.107486        179,571.4468
  01/01/2005    to  12/31/2005       10.107486        10.387940        619,534.0776
  01/01/2006    to  12/31/2006       10.387940        11.099798        639,937.3383
  01/01/2007    to  12/31/2007       11.099798        11.563424        812,162.4307
  01/01/2008    to  12/31/2008       11.563424         9.024871      1,089,549.2684
  01/01/2009    to  12/31/2009        9.024871        10.910781      1,178,507.5300
  01/01/2010    to  12/31/2010       10.910781        11.902368      1,214,298.5595
  01/01/2011    to  12/31/2011       11.902368        11.915859      1,125,532.9140
  01/01/2012    to  12/31/2012       11.915859        12.998689      1,102,021.9047
  01/01/2013    to  12/31/2013       12.998689        13.946884        815,412.3193
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214        10.602224      3,727,116.6000
  01/01/2005    to  12/31/2005       10.602224        11.380836      5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836        12.717038      5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038        13.096001      5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001         8.003254      6,222,133.4460
  01/01/2009    to  12/31/2009        8.003254        10.241709      5,752,331.4200
  01/01/2010    to  12/31/2010       10.241709        11.634653      5,279,473.7401
  01/01/2011    to  12/31/2011       11.634653        11.001334      4,778,559.5779
  01/01/2012    to  12/31/2012       11.001334        12.521385      4,354,971.7371
  01/01/2013    to  12/31/2013       12.521385        15.508286      3,988,892.2947
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998192         7.021527         43,747.3748
  01/01/2009    to  12/31/2009        7.021527         8.878574         85,141.7900
  01/01/2010    to  12/31/2010        8.878574         9.610672         96,192.0851
  01/01/2011    to  12/31/2011        9.610672         9.287285        104,732.7225
  01/01/2012    to  12/31/2012        9.287285        10.607388         95,756.4444
  01/01/2013    to  04/26/2013       10.607388        11.410352              0.0000
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402        10.227688        1,174,171.0680
  01/01/2005    to  12/31/2005       10.227688        10.645573        1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573        11.543319        1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319        12.058129        2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129         8.726651        2,408,636.9381
  01/01/2009    to  12/31/2009        8.726651        10.823073        2,375,970.5400
  01/01/2010    to  12/31/2010       10.823073        11.966086        2,284,647.5834
  01/01/2011    to  12/31/2011       11.966086        11.756922        2,225,206.7572
  01/01/2012    to  12/31/2012       11.756922        12.996773        2,054,478.6658
  01/01/2013    to  12/31/2013       12.996773        14.602732        1,995,052.8777
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.183282        10.506265          31,029.1224
  01/01/2013    to  12/31/2013       10.506265        11.474744          36,091.9456
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082         6.994767         667,228.4700
  01/01/2009    to  12/31/2009        6.994767         8.889143       1,154,563.1900
  01/01/2010    to  12/31/2010        8.889143         9.797260       1,295,316.1893
  01/01/2011    to  12/31/2011        9.797260         9.422832       1,005,057.3599
  01/01/2012    to  12/31/2012        9.422832        10.511129         953,918.5500
  01/01/2013    to  12/31/2013       10.511129        12.242973         901,954.2521
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082         6.344471       1,190,292.0731
  01/01/2009    to  12/31/2009        6.344471         8.356591       1,867,799.3600
  01/01/2010    to  12/31/2010        8.356591         9.318900       1,776,916.6631
  01/01/2011    to  12/31/2011        9.318900         8.724143       1,712,550.8998
  01/01/2012    to  12/31/2012        8.724143         9.957163       1,744,580.8279
  01/01/2013    to  12/31/2013        9.957163        12.241176       1,674,526.9680
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083         5.745775         109,505.6773
  01/01/2009    to  12/31/2009        5.745775         7.841818         126,551.0800
  01/01/2010    to  12/31/2010        7.841818         9.118054         139,983.8891
  01/01/2011    to  12/31/2011        9.118054         8.547889         109,005.9439
  01/01/2012    to  12/31/2012        8.547889         9.861290         107,148.6625
  01/01/2013    to  12/31/2013        9.861290        12.576555          99,333.7083
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081         7.666872         491,992.6105
  01/01/2009    to  12/31/2009        7.666872         9.296538         554,818.2400
  01/01/2010    to  12/31/2010        9.296538        10.040347         638,957.9001
  01/01/2011    to  12/31/2011       10.040347         9.885409         880,141.5031
  01/01/2012    to  12/31/2012        9.885409        10.765856         691,926.6017
  01/01/2013    to  12/31/2013       10.765856        12.009466         650,243.2326
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.113091        11.492134          71,701.8372
  01/01/2013    to  12/31/2013       11.492134        10.909788          95,116.5795
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.939093        10.236873          71,453.8968
  01/01/2013    to  12/31/2013       10.236873        11.096263         115,584.2918
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545        12.045782        5,023.4703
  01/01/2009    to  12/31/2009       12.045782        17.358689       39,039.9500
  01/01/2010    to  12/31/2010       17.358689        19.748068       49,295.1134
  01/01/2011    to  12/31/2011       19.748068        19.861185       56,842.9674
  01/01/2012    to  12/31/2012       19.861185        22.743320       52,997.7712
  01/01/2013    to  12/31/2013       22.743320        24.434687       47,972.7311
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        12.803566      163,702.3876
  01/01/2005    to  12/31/2005       12.803566        14.253740      136,325.5664
  01/01/2006    to  12/31/2006       14.253740        19.271313      157,880.1882
  01/01/2007    to  12/31/2007       19.271313        16.093623      149,821.9519
  01/01/2008    to  12/31/2008       16.093623         9.223364      132,254.2543
  01/01/2009    to  12/31/2009        9.223364        12.211480      120,940.1600
  01/01/2010    to  12/31/2010       12.211480        13.932543      109,557.1915
  01/01/2011    to  12/31/2011       13.932543        12.926451      113,252.4378
  01/01/2012    to  12/31/2012       12.926451        16.002101      115,994.8532
  01/01/2013    to  12/31/2013       16.002101        16.282017       99,005.8233
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.697139         7.136100      781,225.4021
  01/01/2005    to  12/31/2005        7.136100         7.964706      525,101.1448
  01/01/2006    to  12/31/2006        7.964706         7.690836      495,540.0535
  01/01/2007    to  12/31/2007        7.690836         7.727995      422,370.8947
  01/01/2008    to  12/31/2008        7.727995         4.628049      422,541.5303
  01/01/2009    to  12/31/2009        4.628049         6.046778      398,419.7700
  01/01/2010    to  12/31/2010        6.046778         7.355352      358,059.8286
  01/01/2011    to  12/31/2011        7.355352         7.462739      368,564.6284
  01/01/2012    to  12/31/2012        7.462739         8.689722      317,272.3757
  01/01/2013    to  12/31/2013        8.689722        12.432991      325,312.5013
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246575        10.619411            0.0000
  01/01/2006    to  12/31/2006       10.619411        11.122610       59,256.6729
  01/01/2007    to  12/31/2007       11.122610        10.283068       71,461.8140
  01/01/2008    to  12/31/2008       10.283068         4.585552       73,675.7912
  01/01/2009    to  12/31/2009        4.585552         6.216925       85,304.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220       75,032.1913
  01/01/2011    to  04/29/2011        6.557220         6.964406            0.0000
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       137.018308       140.581867            295.6292
  01/01/2011    to  12/31/2011       140.581867       127.724425            299.9336
  01/01/2012    to  12/31/2012       127.724425       153.754409            953.2243
  01/01/2013    to  12/31/2013       153.754409       194.579444          1,684.6768
============   ==== ==========       ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998562        11.943726        200,639.3919
  01/01/2005    to  12/31/2005        11.943726        13.208544        307,360.8379
  01/01/2006    to  12/31/2006        13.208544        15.016817        418,104.5508
  01/01/2007    to  12/31/2007        15.016817        15.211790        415,804.5835
  01/01/2008    to  12/31/2008        15.211790         9.554730        254,830.4232
  01/01/2009    to  12/31/2009         9.554730        12.421876        229,511.8600
  01/01/2010    to  12/31/2010        12.421876        15.164455        192,975.6214
  01/01/2011    to  12/31/2011        15.164455        13.964054        180,120.7616
  01/01/2012    to  12/31/2012        13.964054        16.206485        156,667.9715
  01/01/2013    to  12/31/2013        16.206485        21.125154        139,166.5819
============   ==== ==========       ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.728055        13.889348        733,353.6073
  01/01/2005    to  12/31/2005        13.889348        15.592262        643,962.4400
  01/01/2006    to  12/31/2006        15.592262        19.742895        742,984.0450
  01/01/2007    to  12/31/2007        19.742895        19.181531        687,008.4094
  01/01/2008    to  12/31/2008        19.181531        11.141818        564,235.6196
  01/01/2009    to  12/31/2009        11.141818        16.977047        508,991.5300
  01/01/2010    to  12/31/2010        16.977047        19.422008        454,241.5700
  01/01/2011    to  12/31/2011        19.422008        16.364832        414,357.2483
  01/01/2012    to  12/31/2012        16.364832        20.783269        358,846.1129
  01/01/2013    to  12/31/2013        20.783269        26.649710        300,712.2169
============   ==== ==========       ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010655         1.045471        870,604.5617
  01/01/2013    to  12/31/2013         1.045471         1.046454      1,101,485.8331
============   ==== ==========       ==========       ==========      ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998562        10.451325       22,966.7521
  01/01/2006    to  12/31/2006       10.451325        11.919227       85,062.7874
  01/01/2007    to  12/31/2007       11.919227        11.419472       96,248.9567
  01/01/2008    to  12/31/2008       11.419472         7.191079       93,244.9518
  01/01/2009    to  12/31/2009        7.191079         8.945174       92,460.5300
  01/01/2010    to  12/31/2010        8.945174        10.097738       80,704.8316
  01/01/2011    to  12/31/2011       10.097738         9.777703       71,491.0091
  01/01/2012    to  12/31/2012        9.777703        11.386622       68,898.6629
  01/01/2013    to  12/31/2013       11.386622        15.149305       83,203.8816
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921        15.945964       27,784.5557
  01/01/2009    to  12/31/2009       15.945964        19.827088       31,430.3800
  01/01/2010    to  12/31/2010       19.827088        24.457039       35,726.9337
  01/01/2011    to  12/31/2011       24.457039        23.144786       32,560.8482
  01/01/2012    to  12/31/2012       23.144786        26.083594       25,600.6525
  01/01/2013    to  12/31/2013       26.083594        33.398816       22,944.6427
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.575448        12.105739      468,862.0298
  01/01/2005    to  12/31/2005       12.105739        12.879664      362,246.6080
  01/01/2006    to  12/31/2006       12.879664        14.451878      329,252.6982
  01/01/2007    to  12/31/2007       14.451878        15.771940      291,662.2626
  01/01/2008    to  12/31/2008       15.771940         9.495398      256,634.6839
  01/01/2009    to  12/31/2009        9.495398        12.486292      243,029.7000
  01/01/2010    to  12/31/2010       12.486292        15.482445      208,698.8797
  01/01/2011    to  12/31/2011       15.482445        15.049903      185,562.7308
  01/01/2012    to  12/31/2012       15.049903        17.483404      157,912.6788
  01/01/2013    to  12/31/2013       17.483404        24.082576      167,252.7136
============   ==== ==========       =========        =========      ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.037623        10.474723      133,885.6834
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038080         8.930842       55,376.9498
  01/01/2009    to  12/31/2009        8.930842         9.839740      153,912.6600
  01/01/2010    to  12/31/2010        9.839740        10.258953      159,176.7273
  01/01/2011    to  12/31/2011       10.258953        10.665052      146,729.2690
  01/01/2012    to  12/31/2012       10.665052        10.994233      162,643.6537
  01/01/2013    to  04/26/2013       10.994233        10.965528            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513      327,423.8083
  01/01/2013    to  12/31/2013        1.047513         1.142433      366,115.0998
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.315213        2,215.1197
  01/01/2007    to  12/31/2007       10.315213        12.958474      117,424.9721
  01/01/2008    to  12/31/2008       12.958474         7.734002      104,320.5870
  01/01/2009    to  12/31/2009        7.734002        10.701942       73,976.5100
  01/01/2010    to  12/31/2010       10.701942        12.831376       51,774.3616
  01/01/2011    to  12/31/2011       12.831376        12.422254       66,490.0724
  01/01/2012    to  12/31/2012       12.422254        14.272304       63,901.6760
  01/01/2013    to  12/31/2013       14.272304        16.426933       54,335.8725
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       16.066264        17.076098      685,346.9420
  01/01/2005    to  12/31/2005       17.076098        17.031269      537,149.8991
  01/01/2006    to  12/31/2006       17.031269        18.267637      542,621.3729
  01/01/2007    to  12/31/2007       18.267637        19.124730      519,702.0840
  01/01/2008    to  12/31/2008       19.124730        15.296064      436,233.8823
  01/01/2009    to  12/31/2009       15.296064        20.558065      409,103.2100
  01/01/2010    to  12/31/2010       20.558065        22.820826      375,779.6735
  01/01/2011    to  12/31/2011       22.820826        23.425811      329,853.8532
  01/01/2012    to  12/31/2012       23.425811        25.997480      291,789.8651
  01/01/2013    to  12/31/2013       25.997480        27.584862      243,330.3864
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997603        10.198534       13,141.2160
  01/01/2011    to  12/31/2011       10.198534        10.223228       29,236.7254
  01/01/2012    to  12/31/2012       10.223228        10.781338       24,813.5919
  01/01/2013    to  12/31/2013       10.781338        11.000723       42,792.1088
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895       59,388.9181
  01/01/2012    to  12/31/2012        9.743895         9.995045       54,762.5323
  01/01/2013    to  12/31/2013        9.995045         9.935655       61,446.3903
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.704481         7.890285      166,048.9595
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082        10.871607            0.0000
  01/01/2010    to  12/31/2010       10.871607        12.129841        4,428.0608
  01/01/2011    to  12/31/2011       12.129841        11.880428        3,873.9002
  01/01/2012    to  12/31/2012       11.880428        13.341128        3,773.9392
  01/01/2013    to  12/31/2013       13.341128        13.245689        2,677.9329
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.965951        10.403852       51,556.7285
  01/01/2013    to  12/31/2013       10.403852        11.691635       52,482.9362
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077893         1.124426            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.453918        3,471.4578
  01/01/2007    to  12/31/2007       10.453918        14.033128       81,889.3680
  01/01/2008    to  12/31/2008       14.033128         6.131668       70,413.5393
  01/01/2009    to  12/31/2009        6.131668        10.179606      100,604.9500
  01/01/2010    to  12/31/2010       10.179606        12.369549      101,584.8342
  01/01/2011    to  12/31/2011       12.369549         9.881769       99,680.7897
  01/01/2012    to  12/31/2012        9.881769        11.544206      102,516.4283
  01/01/2013    to  12/31/2013       11.544206        10.778868      102,476.3881
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.469098        11.124362      522,437.5979
  01/01/2005    to  12/31/2005       11.124362        12.727210      405,795.7495
  01/01/2006    to  12/31/2006       12.727210        15.829364      403,883.4304
  01/01/2007    to  12/31/2007       15.829364        17.620509      445,604.3010
  01/01/2008    to  12/31/2008       17.620509         9.978727      336,070.5402
  01/01/2009    to  12/31/2009        9.978727        12.900855      358,424.9400
  01/01/2010    to  12/31/2010       12.900855        14.122990      269,406.7697
  01/01/2011    to  12/31/2011       14.122990        12.391447      244,579.7269
  01/01/2012    to  12/31/2012       12.391447        14.209664      220,477.7478
  01/01/2013    to  12/31/2013       14.209664        16.652151      185,842.6330
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.411529        11.152314        986,886.9436
  01/01/2005    to  12/31/2005       11.152314        11.111391        778,414.1933
  01/01/2006    to  12/31/2006       11.111391        10.961391        713,291.4137
  01/01/2007    to  12/31/2007       10.961391        11.933208        682,836.8400
  01/01/2008    to  12/31/2008       11.933208        10.917813        746,570.3257
  01/01/2009    to  12/31/2009       10.917813        12.664811        767,252.0900
  01/01/2010    to  12/31/2010       12.664811        13.411023        678,447.8767
  01/01/2011    to  12/31/2011       13.411023        14.647270        596,849.5573
  01/01/2012    to  12/31/2012       14.647270        15.706100        525,494.4515
  01/01/2013    to  12/31/2013       15.706100        14.002111        452,641.9792
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.652364        12.019969        763,670.5952
  01/01/2005    to  12/31/2005       12.019969        12.077499        699,133.5903
  01/01/2006    to  12/31/2006       12.077499        12.404736        849,038.1120
  01/01/2007    to  12/31/2007       12.404736        13.110413        719,451.5509
  01/01/2008    to  12/31/2008       13.110413        12.935178        776,172.3023
  01/01/2009    to  12/31/2009       12.935178        15.002440        831,331.4600
  01/01/2010    to  12/31/2010       15.002440        15.946750        794,148.6175
  01/01/2011    to  12/31/2011       15.946750        16.167547        708,451.2157
  01/01/2012    to  12/31/2012       16.167547        17.358401        739,517.6239
  01/01/2013    to  12/31/2013       17.358401        16.730551        594,401.3562
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332          1,350.1000
  01/01/2010    to  12/31/2010       15.535332        17.698021          1,910.3273
  01/01/2011    to  12/31/2011       17.698021        16.544278          3,503.5063
  01/01/2012    to  12/31/2012       16.544278        17.942723          7,439.4556
  01/01/2013    to  12/31/2013       17.942723        23.399440          7,507.9566
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.744622        12.307762         17,086.2352
  01/01/2011    to  12/31/2011       12.307762        12.512948         26,272.7059
  01/01/2012    to  12/31/2012       12.512948        13.703146         32,377.6128
  01/01/2013    to  12/31/2013       13.703146        13.655406         49,208.4362
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.734635        10.875038              0.0000
  01/01/2013    to  12/31/2013       10.875038        10.203401            986.7498
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215119        10.726847              0.0000
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.065582        258,640.0773
  01/01/2013    to  12/31/2013        1.065582         1.152969        348,195.6300
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090         8.474073        149,883.3162
  01/01/2009    to  12/31/2009        8.474073        10.399444        202,449.9000
  01/01/2010    to  12/31/2010       10.399444        11.469830        356,814.0129
  01/01/2011    to  12/31/2011       11.469830        11.390862        333,380.5036
  01/01/2012    to  12/31/2012       11.390862        12.629955        367,489.4500
  01/01/2013    to  12/31/2013       12.629955        14.015779        320,485.5401
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088         7.769023        196,324.6389
  01/01/2009    to  12/31/2009        7.769023         9.855748        229,227.1900
  01/01/2010    to  12/31/2010        9.855748        11.055654        301,425.6187
  01/01/2011    to  12/31/2011       11.055654        10.632939        323,285.5117
  01/01/2012    to  12/31/2012       10.632939        12.018082        317,245.9004
  01/01/2013    to  12/31/2013       12.018082        13.943906        300,367.1935
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.984805        47.578964        429,989.9089
  01/01/2005    to  12/31/2005       47.578964        48.341721        351,515.8593
  01/01/2006    to  12/31/2006       48.341721        55.954181        341,504.5455
  01/01/2007    to  12/31/2007       55.954181        57.024330        308,668.0904
  01/01/2008    to  12/31/2008       57.024330        35.674748        276,826.4960
  01/01/2009    to  12/31/2009       35.674748        41.503643        246,678.2100
  01/01/2010    to  12/31/2010       41.503643        47.725049        224,367.3316
  01/01/2011    to  12/31/2011       47.725049        45.017980        189,666.0920
  01/01/2012    to  12/31/2012       45.017980        52.185524        165,676.9770
  01/01/2013    to  12/31/2013       52.185524        68.600824        139,740.4447
============   ==== ==========       =========        =========        ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.110051         7.073886        539,705.6911
  01/01/2005    to  12/31/2005        7.073886         7.968314        522,229.9930
  01/01/2006    to  12/31/2006        7.968314         8.313116        501,887.7220
  01/01/2007    to  12/31/2007        8.313116         9.608835        502,456.6517
  01/01/2008    to  12/31/2008        9.608835         5.688596        413,669.4413
  01/01/2009    to  12/31/2009        5.688596         8.131775        420,798.9300
  01/01/2010    to  12/31/2010        8.131775        10.202924        359,703.0932
  01/01/2011    to  12/31/2011       10.202924         9.861078        313,697.5017
  01/01/2012    to  12/31/2012        9.861078        11.014898        311,855.3561
  01/01/2013    to  12/31/2013       11.014898        14.783140        285,261.3124
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.454065        14.238069        658,400.3957
  01/01/2005    to  12/31/2005       14.238069        16.157491        582,506.2236
  01/01/2006    to  12/31/2006       16.157491        17.962804        632,083.8801
  01/01/2007    to  12/31/2007       17.962804        17.116257        590,073.6714
  01/01/2008    to  12/31/2008       17.116257        11.802663        437,148.5686
  01/01/2009    to  12/31/2009       11.802663        14.665635        418,089.9400
  01/01/2010    to  12/31/2010       14.665635        17.278883        368,966.8417
  01/01/2011    to  12/31/2011       17.278883        15.454099        336,817.3198
  01/01/2012    to  12/31/2012       15.454099        17.915950        287,712.2079
  01/01/2013    to  12/31/2013       17.915950        23.317695        252,238.2662
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       12.042406        13.184184         53,487.1039
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088078         6.040337         51,496.4654
  01/01/2009    to  12/31/2009        6.040337         8.461583         82,197.8900
  01/01/2010    to  12/31/2010        8.461583         8.888011        169,326.3736
  01/01/2011    to  12/31/2011        8.888011         7.486399         80,367.3845
  01/01/2012    to  12/31/2012        7.486399         8.638908         79,170.0802
  01/01/2013    to  04/26/2013        8.638908         8.949795              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.897321        14.351824          7,009.5700
  01/01/2010    to  12/31/2010       14.351824        14.899780         12,383.0597
  01/01/2011    to  12/31/2011       14.899780        15.688931         11,446.0520
  01/01/2012    to  12/31/2012       15.688931        15.967684          3,990.1293
  01/01/2013    to  12/31/2013       15.967684        15.287359          3,711.0506
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445         9.973519        458,380.6783
  01/01/2006    to  12/31/2006        9.973519        10.247024        687,210.1040
  01/01/2007    to  12/31/2007       10.247024        10.553046      1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046        10.639004      2,371,488.0135
  01/01/2009    to  12/31/2009       10.639004        10.480908      1,661,916.1300
  01/01/2010    to  12/31/2010       10.480908        10.299080        984,184.5748
  01/01/2011    to  12/31/2011       10.299080        10.120891        954,968.6629
  01/01/2012    to  12/31/2012       10.120891         9.944355        789,474.8498
  01/01/2013    to  12/31/2013        9.944355         9.771836        894,623.3298
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       10.002057         9.891100        253,746.9493
  01/01/2005    to  04/30/2005        9.891100         9.892743              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.749521        11.845032      1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032        12.819984      1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984        14.413047      1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047        14.789310      1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310         8.797857      1,099,658.9712
  01/01/2009    to  12/31/2009        8.797857        11.396812      1,012,674.2700
  01/01/2010    to  12/31/2010       11.396812        12.522598        891,888.9010
  01/01/2011    to  12/31/2011       12.522598        11.791509        801,517.5740
  01/01/2012    to  12/31/2012       11.791509        13.057507        645,466.4688
  01/01/2013    to  12/31/2013       13.057507        17.133113        580,374.7381
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.555344        17.310581         70,025.9106
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998562        11.088963        163,554.1683
  01/01/2005    to  12/31/2005       11.088963        12.134782        122,346.8702
  01/01/2006    to  12/31/2006       12.134782        12.648888        121,994.0982
  01/01/2007    to  12/31/2007       12.648888        15.429601        147,231.5203
  01/01/2008    to  12/31/2008       15.429601         7.838404        128,201.1462
  01/01/2009    to  12/31/2009        7.838404        11.335295        123,258.8700
  01/01/2010    to  12/31/2010       11.335295        14.164443         99,628.3543
  01/01/2011    to  12/31/2011       14.164443        12.880067         87,881.4331
  01/01/2012    to  12/31/2012       12.880067        13.417273         79,920.2742
  01/01/2013    to  04/26/2013       13.417273        14.461751              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.732750        10.418212        663,087.6564
  01/01/2005    to  12/31/2005       10.418212        11.623927        515,598.7796
  01/01/2006    to  12/31/2006       11.623927        11.711098        513,916.9419
  01/01/2007    to  12/31/2007       11.711098        12.817358        492,311.6930
  01/01/2008    to  12/31/2008       12.817358         7.991434        434,112.6527
  01/01/2009    to  12/31/2009        7.991434        10.959638        389,613.8900
  01/01/2010    to  12/31/2010       10.959638        11.988058        370,547.6611
  01/01/2011    to  12/31/2011       11.988058        11.806634        341,698.1771
  01/01/2012    to  12/31/2012       11.806634        13.405541        573,878.2571
  01/01/2013    to  12/31/2013       13.405541        18.011796        497,065.2384
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564450         9.978019           6,824.1118
  01/01/2008    to  12/31/2008        9.978019         5.705506          48,998.3368
  01/01/2009    to  12/31/2009        5.705506         6.910104          62,900.3900
  01/01/2010    to  12/31/2010        6.910104         7.834937          45,829.0696
  01/01/2011    to  12/31/2011        7.834937         7.403653          42,488.3276
  01/01/2012    to  12/31/2012        7.403653         8.196467          35,289.6277
  01/01/2013    to  04/26/2013        8.196467         8.798666               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.945738         8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522         8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668         9.040556         971,145.3829
  01/01/2007    to  12/31/2007        9.040556        10.152174         883,697.9359
  01/01/2008    to  12/31/2008       10.152174         5.392685         799,549.8858
  01/01/2009    to  12/31/2009        5.392685         7.615002         718,927.0700
  01/01/2010    to  12/31/2010        7.615002         8.186111         634,848.5015
  01/01/2011    to  12/31/2011        8.186111         7.933327         548,945.5013
  01/01/2012    to  04/27/2012        7.933327         8.914802               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.947388        15.027679         769,904.3927
  01/01/2005    to  12/31/2005       15.027679        16.201314         750,785.7937
  01/01/2006    to  12/31/2006       16.201314        17.859135         844,703.5159
  01/01/2007    to  12/31/2007       17.859135        16.306100         761,548.8160
  01/01/2008    to  12/31/2008       16.306100         8.630590         596,165.5651
  01/01/2009    to  12/31/2009        8.630590        11.974815         552,762.9400
  01/01/2010    to  12/31/2010       11.974815        13.504035         423,839.8849
  01/01/2011    to  12/31/2011       13.504035        14.131542         368,727.8436
  01/01/2012    to  12/31/2012       14.131542        15.493246         320,597.7553
  01/01/2013    to  12/31/2013       15.493246        20.782927         289,823.6577
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695        10.129881               0.0000
  01/01/2009    to  12/31/2009       10.129881        14.206229          12,094.9100
  01/01/2010    to  12/31/2010       14.206229        17.113440          12,830.2236
  01/01/2011    to  12/31/2011       17.113440        14.083849          13,442.8182
  01/01/2012    to  12/31/2012       14.083849        16.315960           8,951.9780
  01/01/2013    to  12/31/2013       16.315960        20.458437          11,794.4508
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176        13.360309        3,115.8800
  01/01/2010    to  12/31/2010       13.360309        16.531427       12,392.3620
  01/01/2011    to  12/31/2011       16.531427        15.881398        8,726.6061
  01/01/2012    to  12/31/2012       15.881398        18.298861       10,435.4501
  01/01/2013    to  12/31/2013       18.298861        23.871000        9,502.0884
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.428700        11.300646      287,263.4410
  01/01/2005    to  12/31/2005       11.300646        11.591091      396,623.4327
  01/01/2006    to  12/31/2006       11.591091        13.120340      392,218.9338
  01/01/2007    to  12/31/2007       13.120340        13.532831      377,287.7898
  01/01/2008    to  12/31/2008       13.532831         8.342698      293,287.0335
  01/01/2009    to  12/31/2009        8.342698        10.322933      296,264.1000
  01/01/2010    to  12/31/2010       10.322933        11.613853      282,084.1790
  01/01/2011    to  12/31/2011       11.613853        11.599419      238,876.2858
  01/01/2012    to  12/31/2012       11.599419        13.155623      252,965.0713
  01/01/2013    to  12/31/2013       13.155623        17.025313      236,418.9244
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.944162        20.917289       51,971.7468
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         6.584222       19,860.7173
  01/01/2009    to  12/31/2009        6.584222         8.080016       72,148.1900
  01/01/2010    to  12/31/2010        8.080016         8.815149       88,995.4743
  01/01/2011    to  12/31/2011        8.815149         8.615160       96,513.4404
  01/01/2012    to  12/31/2012        8.615160         9.642956      100,159.9254
  01/01/2013    to  04/26/2013        9.642956        10.551252            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.895451        11.436663        4,403.1900
  01/01/2010    to  12/31/2010       11.436663        12.110959       11,105.3737
  01/01/2011    to  12/31/2011       12.110959        10.395367        7,808.0383
  01/01/2012    to  12/31/2012       10.395367        12.046530       15,074.2341
  01/01/2013    to  12/31/2013       12.046530        14.375224       14,872.7791
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.190964        23.908788       53,467.7487
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.998433        13.487739        224,052.4404
  01/01/2005    to  12/31/2005       13.487739        14.322557        160,332.2470
  01/01/2006    to  12/31/2006       14.322557        16.140250        154,272.9954
  01/01/2007    to  12/31/2007       16.140250        15.428895        144,273.1358
  01/01/2008    to  12/31/2008       15.428895         9.353781        129,427.3998
  01/01/2009    to  12/31/2009        9.353781        12.570466        118,950.5200
  01/01/2010    to  12/31/2010       12.570466        15.176218        102,264.7989
  01/01/2011    to  12/31/2011       15.176218        14.126604         97,665.7380
  01/01/2012    to  12/31/2012       14.126604        14.613933         75,288.0230
  01/01/2013    to  04/26/2013       14.613933        15.827907              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831        13.541011          1,041.4200
  01/01/2010    to  12/31/2010       13.541011        16.838547          5,418.5337
  01/01/2011    to  12/31/2011       16.838547        15.830866          3,297.7268
  01/01/2012    to  12/31/2012       15.830866        18.035140          9,276.9370
  01/01/2013    to  12/31/2013       18.035140        24.478371          9,453.0474
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.563767        20.865466         87,034.6666
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.589108         4.314826        312,990.2164
  01/01/2005    to  12/31/2005        4.314826         4.707273        199,315.4728
  01/01/2006    to  12/31/2006        4.707273         4.873139        208,861.1208
  01/01/2007    to  12/31/2007        4.873139         6.297612        297,168.9507
  01/01/2008    to  12/31/2008        6.297612         3.437283        217,688.2786
  01/01/2009    to  12/31/2009        3.437283         5.369652        217,662.8500
  01/01/2010    to  12/31/2010        5.369652         6.737666        191,266.8939
  01/01/2011    to  12/31/2011        6.737666         5.965845        180,162.4399
  01/01/2012    to  12/31/2012        5.965845         6.572172        143,664.0905
  01/01/2013    to  04/26/2013        6.572172         6.865017              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782        14.726652            198.8200
  01/01/2010    to  12/31/2010       14.726652        18.671588          2,093.0731
  01/01/2011    to  12/31/2011       18.671588        15.288720          2,321.7774
  01/01/2012    to  12/31/2012       15.288720        15.409403          2,010.5636
  01/01/2013    to  12/31/2013       15.409403        16.770589          2,102.3810
============   ==== ==========       =========        =========        ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212        15.181339             490.4303
  01/01/2006    to  12/31/2006       15.181339        15.502724          25,596.8450
  01/01/2007    to  12/31/2007       15.502724        15.846744          29,409.6249
  01/01/2008    to  12/31/2008       15.846744        15.488235         134,097.4692
  01/01/2009    to  12/31/2009       15.488235        15.840564          90,533.8500
  01/01/2010    to  12/31/2010       15.840564        16.420744          89,900.7356
  01/01/2011    to  12/31/2011       16.420744        16.986337          86,984.1514
  01/01/2012    to  12/31/2012       16.986337        17.198787          84,251.4841
  01/01/2013    to  12/31/2013       17.198787        16.747425          37,599.6927
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629        10.685617         496,059.1309
  01/01/2005    to  12/31/2005       10.685617        11.590752         933,205.2691
  01/01/2006    to  12/31/2006       11.590752        12.944726       1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726        13.086132       1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132         7.610366         968,970.0248
  01/01/2009    to  12/31/2009        7.610366         9.919738         798,382.7600
  01/01/2010    to  12/31/2010        9.919738        11.356251         785,186.2573
  01/01/2011    to  12/31/2011       11.356251        10.515063         672,452.9061
  01/01/2012    to  12/31/2012       10.515063        12.061485         624,437.4984
  01/01/2013    to  12/31/2013       12.061485        15.349577         545,952.9916
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803        10.389680       3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680        10.937077       7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077        12.035216      10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216        12.402700      12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700         8.294780      12,007,765.4631
  01/01/2009    to  12/31/2009        8.294780        10.460525      11,096,666.4800
  01/01/2010    to  12/31/2010       10.460525        11.675611      10,244,528.3509
  01/01/2011    to  12/31/2011       11.675611        11.278110       9,314,825.5411
  01/01/2012    to  12/31/2012       11.278110        12.625255       8,806,011.0562
  01/01/2013    to  12/31/2013       12.625255        14.815420       7,934,744.4925
============   ==== ==========       =========        =========      ===============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942        10.105881          89,756.6426
  01/01/2005    to  12/31/2005       10.105881        10.375938         551,207.4189
  01/01/2006    to  12/31/2006       10.375938        11.075921         918,626.7875
  01/01/2007    to  12/31/2007       11.075921        11.526954       1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954         8.987380       2,872,180.7332
  01/01/2009    to  12/31/2009        8.987380        10.854598       3,668,739.6400
  01/01/2010    to  12/31/2010       10.854598        11.829251       3,157,856.0353
  01/01/2011    to  12/31/2011       11.829251        11.830850       3,134,392.9778
  01/01/2012    to  12/31/2012       11.830850        12.892990       2,599,081.9165
  01/01/2013    to  12/31/2013       12.892990        13.819648       2,078,044.7723
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681        10.600541       3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541        11.367691       6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691        12.689689       9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689        13.054701      12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701         7.969996      12,276,103.0249
  01/01/2009    to  12/31/2009        7.969996        10.188952      11,051,940.8700
  01/01/2010    to  12/31/2010       10.188952        11.563163      10,591,086.7099
  01/01/2011    to  12/31/2011       11.563163        10.922825       9,605,719.2984
  01/01/2012    to  12/31/2012       10.922825        12.419539       9,249,643.1260
  01/01/2013    to  12/31/2013       12.419539        15.366779       8,823,513.3710
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998082         7.016687         271,009.5412
  01/01/2009    to  12/31/2009        7.016687         8.863588         353,417.2600
  01/01/2010    to  12/31/2010        8.863588         9.584867         376,771.3664
  01/01/2011    to  12/31/2011        9.584867         9.253106         375,161.9153
  01/01/2012    to  12/31/2012        9.253106        10.557734         386,597.9056
  01/01/2013    to  04/26/2013       10.557734        11.353330               0.0000
============   ==== ==========       =========        =========      ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881        10.226064        1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064        10.633274        2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274        11.518490        3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490        12.020101        4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101         8.690395        5,065,994.1323
  01/01/2009    to  12/31/2009        8.690395        10.767338        5,314,297.2500
  01/01/2010    to  12/31/2010       10.767338        11.892574        5,245,040.6013
  01/01/2011    to  12/31/2011       11.892574        11.673042        5,174,824.2332
  01/01/2012    to  12/31/2012       11.673042        12.891083        5,005,159.5240
  01/01/2013    to  12/31/2013       12.891083        14.469509        4,578,043.0577
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446           5,189.9526
  01/01/2013    to  12/31/2013       10.497446        11.459381          29,163.0295
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356       1,720,445.9303
  01/01/2009    to  12/31/2009        6.992356         8.881638       3,252,652.1300
  01/01/2010    to  12/31/2010        8.881638         9.784098       3,803,708.2323
  01/01/2011    to  12/31/2011        9.784098         9.405479       3,720,487.5387
  01/01/2012    to  12/31/2012        9.405479        10.486500       3,636,994.6124
  01/01/2013    to  12/31/2013       10.486500        12.208182       3,440,159.9043
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282       1,769,045.5680
  01/01/2009    to  12/31/2009        6.342282         8.349533       2,424,613.8300
  01/01/2010    to  12/31/2010        8.349533         9.306378       2,498,678.8047
  01/01/2011    to  12/31/2011        9.306378         8.708073       2,613,840.2336
  01/01/2012    to  12/31/2012        8.708073         9.933828       2,387,465.9683
  01/01/2013    to  12/31/2013        9.933828        12.206386       2,213,019.1547
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791         128,385.4757
  01/01/2009    to  12/31/2009        5.743791         7.835191         275,571.9900
  01/01/2010    to  12/31/2010        7.835191         9.105799         265,875.7822
  01/01/2011    to  12/31/2011        9.105799         8.532140         251,752.5607
  01/01/2012    to  12/31/2012        8.532140         9.838177         222,989.5897
  01/01/2013    to  12/31/2013        9.838177        12.540809         210,768.5145
============   ==== ==========       =========        =========       ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231         681,564.1327
  01/01/2009    to  12/31/2009        7.664231         9.288692       1,864,648.0500
  01/01/2010    to  12/31/2010        9.288692        10.026861       1,495,442.5447
  01/01/2011    to  12/31/2011       10.026861         9.867207       1,178,660.4354
  01/01/2012    to  12/31/2012        9.867207        10.740633       1,153,882.2955
  01/01/2013    to  12/31/2013       10.740633        11.975342       1,086,841.1016
============   ==== ==========       =========        =========       ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334          62,539.1831
  01/01/2013    to  12/31/2013       11.482334        10.895034         134,695.0142
============   ==== ==========       =========        =========       ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279          25,787.9890
  01/01/2013    to  12/31/2013       10.228279        11.081407         106,154.1305
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652          11,511.4523
  01/01/2009    to  12/31/2009       11.971652        17.243250          30,404.6800
  01/01/2010    to  12/31/2010       17.243250        19.606939          64,353.0306
  01/01/2011    to  12/31/2011       19.606939        19.709415          63,772.1105
  01/01/2012    to  12/31/2012       19.709415        22.558187          64,114.9242
  01/01/2013    to  12/31/2013       22.558187        24.223673          65,832.9796
============   ==== ==========       =========        =========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        12.799274         214,119.3092
  01/01/2005    to  12/31/2005       12.799274        14.241861         441,658.2120
  01/01/2006    to  12/31/2006       14.241861        19.245665         320,390.7743
  01/01/2007    to  12/31/2007       19.245665        16.064120         249,511.4729
  01/01/2008    to  12/31/2008       16.064120         9.201824         233,787.8379
  01/01/2009    to  12/31/2009        9.201824        12.176868         226,420.8600
  01/01/2010    to  12/31/2010       12.176868        13.886119         203,887.4580
  01/01/2011    to  12/31/2011       13.886119        12.876948         181,275.4715
  01/01/2012    to  12/31/2012       12.876948        15.932812         173,902.1391
  01/01/2013    to  12/31/2013       15.932812        16.203410         168,721.1437
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.638491         7.070062       2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062         7.887068       1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068         7.612069       1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069         7.645002       1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002         4.576046         889,722.4014
  01/01/2009    to  12/31/2009        4.576046         5.975843         818,395.1000
  01/01/2010    to  12/31/2010        5.975843         7.265437         729,554.0714
  01/01/2011    to  12/31/2011        7.265437         7.367833         835,271.7525
  01/01/2012    to  12/31/2012        7.367833         8.574900         766,531.6980
  01/01/2013    to  12/31/2013        8.574900        12.262580         676,170.6117
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538          28,040.4414
  01/01/2006    to  12/31/2006       10.618538        11.116150         367,326.8825
  01/01/2007    to  12/31/2007       11.116150        10.271927         243,054.4120
  01/01/2008    to  12/31/2008       10.271927         4.578276         255,592.6761
  01/01/2009    to  12/31/2009        4.578276         6.203956         280,709.8600
  01/01/2010    to  12/31/2010        6.203956         6.540272         272,006.9936
  01/01/2011    to  04/29/2011        6.540272         6.945274               0.0000
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       135.103915       138.571745            104.9272
  01/01/2011    to  12/31/2011       138.571745       125.835311            505.6277
  01/01/2012    to  12/31/2012       125.835311       151.404221          1,120.6220
  01/01/2013    to  12/31/2013       151.404221       191.509486            748.4861
============   ==== ==========       ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998521        11.939720        269,252.5508
  01/01/2005    to  12/31/2005        11.939720        13.197536        349,356.2707
  01/01/2006    to  12/31/2006        13.197536        14.996823        366,355.5134
  01/01/2007    to  12/31/2007        14.996823        15.183900        272,368.6003
  01/01/2008    to  12/31/2008        15.183900         9.532418        195,491.9278
  01/01/2009    to  12/31/2009         9.532418        12.386674        165,034.7800
  01/01/2010    to  12/31/2010        12.386674        15.113932        152,386.6406
  01/01/2011    to  12/31/2011        15.113932        13.910583        120,617.2515
  01/01/2012    to  12/31/2012        13.910583        16.136315        106,272.5651
  01/01/2013    to  12/31/2013        16.136315        21.023179         97,683.5078
============   ==== ==========       ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.651185        13.791399        844,731.6342
  01/01/2005    to  12/31/2005        13.791399        15.474588        837,023.8301
  01/01/2006    to  12/31/2006        15.474588        19.584134        745,520.9303
  01/01/2007    to  12/31/2007        19.584134        19.017716        627,653.5260
  01/01/2008    to  12/31/2008        19.017716        11.041112        460,978.6793
  01/01/2009    to  12/31/2009        11.041112        16.815186        436,066.6800
  01/01/2010    to  12/31/2010        16.815186        19.227231        375,253.8749
  01/01/2011    to  12/31/2011        19.227231        16.192619        340,157.1260
  01/01/2012    to  12/31/2012        16.192619        20.554229        302,938.1809
  01/01/2013    to  12/31/2013        20.554229        26.342855        280,422.8714
============   ==== ==========       ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010647         1.045112      2,063,757.0497
  01/01/2013    to  12/31/2013         1.045112         1.045571      1,893,930.5170
============   ==== ==========       ==========       ==========      ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998521        10.447819       73,067.2632
  01/01/2006    to  12/31/2006       10.447819        11.909290      147,636.9975
  01/01/2007    to  12/31/2007       11.909290        11.404215      160,904.1045
  01/01/2008    to  12/31/2008       11.404215         7.177860      135,640.6151
  01/01/2009    to  12/31/2009        7.177860         8.923076      210,478.4500
  01/01/2010    to  12/31/2010        8.923076        10.065751      222,094.7334
  01/01/2011    to  12/31/2011       10.065751         9.739920      203,882.6207
  01/01/2012    to  12/31/2012        9.739920        11.328525      190,693.4822
  01/01/2013    to  12/31/2013       11.328525        15.064004      203,976.4960
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660      189,869.0687
  01/01/2009    to  12/31/2009       16.230660        20.170985      255,975.6100
  01/01/2010    to  12/31/2010       20.170985        24.868818      234,355.7043
  01/01/2011    to  12/31/2011       24.868818        23.522724      155,003.4132
  01/01/2012    to  12/31/2012       23.522724        26.496199      145,101.9986
  01/01/2013    to  12/31/2013       26.496199        33.910186      177,908.4943
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.499598        12.020385      597,576.0166
  01/01/2005    to  12/31/2005       12.020385        12.782480      817,804.6238
  01/01/2006    to  12/31/2006       12.782480        14.335678      626,501.9730
  01/01/2007    to  12/31/2007       14.335678        15.637262      585,719.6194
  01/01/2008    to  12/31/2008       15.637262         9.409582      507,753.1697
  01/01/2009    to  12/31/2009        9.409582        12.367259      466,082.9400
  01/01/2010    to  12/31/2010       12.367259        15.327193      398,408.3390
  01/01/2011    to  12/31/2011       15.327193        14.891553      376,693.7405
  01/01/2012    to  12/31/2012       14.891553        17.290758      262,322.7907
  01/01/2013    to  12/31/2013       17.290758        23.805318      319,630.3724
============   ==== ==========       =========        =========      ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.009975        10.444963       85,438.0167
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.038026         8.927771          28,139.0758
  01/01/2009    to  12/31/2009        8.927771         9.831441          98,998.2100
  01/01/2010    to  12/31/2010        9.831441        10.245177          91,375.3237
  01/01/2011    to  12/31/2011       10.245177        10.645421          85,889.9308
  01/01/2012    to  12/31/2012       10.645421        10.968482          81,720.2668
  01/01/2013    to  04/26/2013       10.968482        10.939784               0.0000
============   ==== ==========       =========        =========       ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153          60,756.8599
  01/01/2013    to  12/31/2013        1.047153         1.141470         214,830.1202
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750             156.2923
  01/01/2007    to  12/31/2007       10.311750        12.947617          80,801.0690
  01/01/2008    to  12/31/2008       12.947617         7.723640          67,446.3153
  01/01/2009    to  12/31/2009        7.723640        10.682263          87,508.4400
  01/01/2010    to  12/31/2010       10.682263        12.801388         124,628.4800
  01/01/2011    to  12/31/2011       12.801388        12.387038         148,487.6007
  01/01/2012    to  12/31/2012       12.387038        14.224693         106,257.2654
  01/01/2013    to  12/31/2013       14.224693        16.363954         101,570.1525
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.925780        16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301        16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474        18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789        18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602        15.124411         584,225.4541
  01/01/2009    to  12/31/2009       15.124411        20.317210         519,017.5600
  01/01/2010    to  12/31/2010       20.317210        22.542192         465,761.3742
  01/01/2011    to  12/31/2011       22.542192        23.128254         405,805.4391
  01/01/2012    to  12/31/2012       23.128254        25.654361         378,187.8879
  01/01/2013    to  12/31/2013       25.654361        27.207186         345,391.5204
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084           6,394.0405
  01/01/2011    to  12/31/2011       10.195084        10.214674          10,143.5481
  01/01/2012    to  12/31/2012       10.214674        10.766904          27,171.1595
  01/01/2013    to  12/31/2013       10.766904        10.980504          34,886.3694
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597          41,153.0489
  01/01/2012    to  12/31/2012        9.740597         9.986641          57,949.6640
  01/01/2013    to  12/31/2013        9.986641         9.922338          69,384.5257
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.637036         7.817754         212,619.4835
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960               0.0000
  01/01/2010    to  12/31/2010       10.867960        12.119715           2,034.1542
  01/01/2011    to  12/31/2011       12.119715        11.864590           2,056.6735
  01/01/2012    to  12/31/2012       11.864590        13.316647          17,103.0465
  01/01/2013    to  12/31/2013       13.316647        13.214774          19,298.3165
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119           3,960.2735
  01/01/2013    to  12/31/2013       10.395119        11.675982         411,154.7260
============   ==== ==========       =========        =========       ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077631         1.123774          31,337.6918
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           9,664.2596
  01/01/2007    to  12/31/2007       10.450406        14.021368          75,218.3346
  01/01/2008    to  12/31/2008       14.021368         6.123445         217,663.3260
  01/01/2009    to  12/31/2009        6.123445        10.160875         298,255.9400
  01/01/2010    to  12/31/2010       10.160875        12.340627         251,991.7111
  01/01/2011    to  12/31/2011       12.340627         9.853738         251,780.4865
  01/01/2012    to  12/31/2012        9.853738        11.505677         395,265.7499
  01/01/2013    to  12/31/2013       11.505677        10.737520         275,804.4530
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.386204        11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453        12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434        15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393        17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683         9.884817         588,021.2914
  01/01/2009    to  12/31/2009        9.884817        12.779445         544,766.7400
  01/01/2010    to  12/31/2010       12.779445        13.990078         503,394.1880
  01/01/2011    to  12/31/2011       13.990078        12.274831         477,435.5115
  01/01/2012    to  12/31/2012       12.274831        14.075937         557,370.7408
  01/01/2013    to  12/31/2013       14.075937        16.489817         399,200.6228
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.408048        11.142998        1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998        11.096573        1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573        10.941314          951,956.8605
  01/01/2007    to  12/31/2007       10.941314        11.905367          761,114.7117
  01/01/2008    to  12/31/2008       11.905367        10.886879          628,379.5045
  01/01/2009    to  12/31/2009       10.886879        12.622618          612,207.5700
  01/01/2010    to  12/31/2010       12.622618        13.359664          615,557.8327
  01/01/2011    to  12/31/2011       13.359664        14.583906          522,777.4984
  01/01/2012    to  12/31/2012       14.583906        15.630297          458,817.4301
  01/01/2013    to  12/31/2013       15.630297        13.927562          448,389.8588
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.550473        11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891        11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923        12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788        12.790020        1,298,575.9372
  01/01/2009    to  12/31/2009       12.790020        14.826672        1,417,197.9600
  01/01/2010    to  12/31/2010       14.826672        15.752043        1,460,193.3452
  01/01/2011    to  12/31/2011       15.752043        15.962182        1,321,654.2392
  01/01/2012    to  12/31/2012       15.962182        17.129299        1,204,297.3140
  01/01/2013    to  12/31/2013       17.129299        16.501480        1,104,260.1509
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194           67,619.5000
  01/01/2010    to  12/31/2010       15.412194        17.548973           62,413.3547
  01/01/2011    to  12/31/2011       17.548973        16.396759           55,261.9462
  01/01/2012    to  12/31/2012       16.396759        17.773798           51,422.9335
  01/01/2013    to  12/31/2013       17.773798        23.167563           51,819.0742
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535            2,020.2594
  01/01/2011    to  12/31/2011       12.292535        12.491238           16,762.6537
  01/01/2012    to  12/31/2012       12.491238        13.672498           71,298.7942
  01/01/2013    to  12/31/2013       13.672498        13.618052           86,765.1833
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912           40,902.4915
  01/01/2013    to  12/31/2013       10.865912        10.189740           39,474.2888
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214980        10.723087          123,980.0761
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216        489,598.0398
  01/01/2013    to  12/31/2013        1.065216         1.151996        930,018.6103
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286         87,036.9202
  01/01/2009    to  12/31/2009        8.460286        10.377335        310,482.4800
  01/01/2010    to  12/31/2010       10.377335        11.439728        415,917.3046
  01/01/2011    to  12/31/2011       11.439728        11.355300        517,220.4676
  01/01/2012    to  12/31/2012       11.355300        12.584198        425,526.0812
  01/01/2013    to  12/31/2013       12.584198        13.958021        425,456.7987
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380         57,831.2657
  01/01/2009    to  12/31/2009        7.756380         9.834791        188,378.7600
  01/01/2010    to  12/31/2010        9.834791        11.026635        240,212.3081
  01/01/2011    to  12/31/2011       11.026635        10.599738        286,855.9251
  01/01/2012    to  12/31/2012       10.599738        11.974538        294,720.9772
  01/01/2013    to  12/31/2013       11.974538        13.886441        307,667.6569
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.608637        47.138957        782,579.5836
  01/01/2005    to  12/31/2005       47.138957        47.870784        706,835.4937
  01/01/2006    to  12/31/2006       47.870784        55.381470        634,180.4254
  01/01/2007    to  12/31/2007       55.381470        56.412292        488,664.9173
  01/01/2008    to  12/31/2008       56.412292        35.274100        423,441.9663
  01/01/2009    to  12/31/2009       35.274100        41.017004        400,760.5600
  01/01/2010    to  12/31/2010       41.017004        47.141906        366,872.6632
  01/01/2011    to  12/31/2011       47.141906        44.445719        335,102.1328
  01/01/2012    to  12/31/2012       44.445719        51.496264        329,415.0186
  01/01/2013    to  12/31/2013       51.496264        67.660932        263,824.3044
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.056532         7.008410      1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410         7.890626      1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626         8.227961        894,709.4546
  01/01/2007    to  12/31/2007        8.227961         9.505627        924,956.0286
  01/01/2008    to  12/31/2008        9.505627         5.624666        627,621.3948
  01/01/2009    to  12/31/2009        5.624666         8.036369        780,523.6200
  01/01/2010    to  12/31/2010        8.036369        10.078183        716,578.3168
  01/01/2011    to  12/31/2011       10.078183         9.735655        607,434.9428
  01/01/2012    to  12/31/2012        9.735655        10.869334        572,135.0898
  01/01/2013    to  12/31/2013       10.869334        14.580492        528,126.6336
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.404493        14.169346        832,311.1906
  01/01/2005    to  12/31/2005       14.169346        16.071495        750,702.2762
  01/01/2006    to  12/31/2006       16.071495        17.858290        704,913.6963
  01/01/2007    to  12/31/2007       17.858290        17.008110        491,512.3578
  01/01/2008    to  12/31/2008       17.008110        11.722197        501,050.8223
  01/01/2009    to  12/31/2009       11.722197        14.558366        376,337.5900
  01/01/2010    to  12/31/2010       14.558366        17.143934        424,169.6817
  01/01/2011    to  12/31/2011       17.143934        15.325747        368,891.8414
  01/01/2012    to  12/31/2012       15.325747        17.758225        248,306.0224
  01/01/2013    to  12/31/2013       17.758225        23.100870        300,564.8186
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.591377        14.875007         70,935.5639
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.088023         6.038254         39,234.0356
  01/01/2009    to  12/31/2009        6.038254         8.454436        111,257.9200
  01/01/2010    to  12/31/2010        8.454436         8.876070        126,813.5087
  01/01/2011    to  12/31/2011        8.876070         7.472605        120,514.0081
  01/01/2012    to  12/31/2012        7.472605         8.618659        106,573.4907
  01/01/2013    to  04/26/2013        8.618659         8.927398              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.824619        14.272032          1,981.4300
  01/01/2010    to  12/31/2010       14.272032        14.809536          8,268.9298
  01/01/2011    to  12/31/2011       14.809536        15.586135         11,688.6909
  01/01/2012    to  12/31/2012       15.586135        15.855089         15,848.2219
  01/01/2013    to  12/31/2013       15.855089        15.171972          9,739.7190
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354         9.876390        447,409.0187
  01/01/2006    to  12/31/2006        9.876390        10.142173        864,570.9573
  01/01/2007    to  12/31/2007       10.142173        10.439815        856,002.8871
  01/01/2008    to  12/31/2008       10.439815        10.519575      1,816,844.5984
  01/01/2009    to  12/31/2009       10.519575        10.358072      1,383,944.9100
  01/01/2010    to  12/31/2010       10.358072        10.173286        945,751.3899
  01/01/2011    to  12/31/2011       10.173286         9.992289      1,202,849.4439
  01/01/2012    to  12/31/2012        9.992289         9.813061      1,144,877.0364
  01/01/2013    to  12/31/2013        9.813061         9.637997        734,027.6940
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.914562         9.799660        229,972.3926
  01/01/2005    to  04/30/2005        9.799660         9.799690          2,245.9017
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.655482        11.735525      2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525        12.695134      2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134        14.265570      1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570        14.630624      1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624         8.699080      1,318,175.6319
  01/01/2009    to  12/31/2009        8.699080        11.263222      1,224,577.7000
  01/01/2010    to  12/31/2010       11.263222        12.369630      1,120,293.8513
  01/01/2011    to  12/31/2011       12.369630        11.641659        987,619.3230
  01/01/2012    to  12/31/2012       11.641659        12.885091        857,991.0856
  01/01/2013    to  12/31/2013       12.885091        16.898436        754,758.6576
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.489942        17.226997         69,223.6879
============   ==== ==========       =========        =========      ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998521        11.085242        190,130.9966
  01/01/2005    to  12/31/2005       11.085242        12.124664        136,071.5114
  01/01/2006    to  12/31/2006       12.124664        12.632037        137,547.2820
  01/01/2007    to  12/31/2007       12.632037        15.401303        129,885.6461
  01/01/2008    to  12/31/2008       15.401303         7.820092        115,997.7577
  01/01/2009    to  12/31/2009        7.820092        11.303161        114,728.7400
  01/01/2010    to  12/31/2010       11.303161        14.117238         94,445.7320
  01/01/2011    to  12/31/2011       14.117238        12.830735         75,490.4088
  01/01/2012    to  12/31/2012       12.830735        13.359163         76,085.4478
  01/01/2013    to  04/26/2013       13.359163        14.396828              0.0000
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.690594        10.367887      1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887        11.562016        829,752.7829
  01/01/2006    to  12/31/2006       11.562016        11.642913        734,085.5057
  01/01/2007    to  12/31/2007       11.642913        12.736327        586,119.8675
  01/01/2008    to  12/31/2008       12.736327         7.936920        527,842.6455
  01/01/2009    to  12/31/2009        7.936920        10.879438        487,751.3500
  01/01/2010    to  12/31/2010       10.879438        11.894387        441,211.0944
  01/01/2011    to  12/31/2011       11.894387        11.708536        391,632.6187
  01/01/2012    to  12/31/2012       11.708536        13.287480        770,040.2188
  01/01/2013    to  12/31/2013       13.287480        17.844249        688,823.4226
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564292         9.977183           9,938.1847
  01/01/2008    to  12/31/2008        9.977183         5.702159         213,804.3003
  01/01/2009    to  12/31/2009        5.702159         6.902598         208,651.7600
  01/01/2010    to  12/31/2010        6.902598         7.822517          23,794.2214
  01/01/2011    to  12/31/2011        7.822517         7.388228         222,381.5193
  01/01/2012    to  12/31/2012        7.388228         8.175281          21,753.4939
  01/01/2013    to  04/26/2013        8.175281         8.774528               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.876171         8.230659       2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659         8.465353       1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353         8.947983       1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983        10.043168       1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168         5.332099         993,381.0298
  01/01/2009    to  12/31/2009        5.332099         7.525685         905,834.7800
  01/01/2010    to  12/31/2010        7.525685         8.086054         803,662.2766
  01/01/2011    to  12/31/2011        8.086054         7.832451         686,579.4063
  01/01/2012    to  04/27/2012        7.832451         8.800013               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.825385        14.888758         751,116.7984
  01/01/2005    to  12/31/2005       14.888758        16.043544         672,683.9022
  01/01/2006    to  12/31/2006       16.043544        17.676407         585,909.8382
  01/01/2007    to  12/31/2007       17.676407        16.131145         436,474.4776
  01/01/2008    to  12/31/2008       16.131145         8.533693         377,907.7540
  01/01/2009    to  12/31/2009        8.533693        11.834451         331,123.6300
  01/01/2010    to  12/31/2010       11.834451        13.339080         280,224.7819
  01/01/2011    to  12/31/2011       13.339080        13.951958         230,214.7237
  01/01/2012    to  12/31/2012       13.951958        15.288669         227,434.9548
  01/01/2013    to  12/31/2013       15.288669        20.498259         226,140.7731
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022             151.0011
  01/01/2009    to  12/31/2009       10.129022        14.197922          14,034.2000
  01/01/2010    to  12/31/2010       14.197922        17.094897          14,594.0220
  01/01/2011    to  12/31/2011       17.094897        14.061559           6,668.7874
  01/01/2012    to  12/31/2012       14.061559        16.281954           7,454.5487
  01/01/2013    to  12/31/2013       16.281954        20.405601          12,789.2166
============   ==== ==========       =========        =========       ==============

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994       10,904.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869        5,312.0442
  01/01/2011    to  12/31/2011       16.444869        15.790359        5,068.6268
  01/01/2012    to  12/31/2012       15.790359        18.184822        5,444.2590
  01/01/2013    to  12/31/2013       18.184822        23.710385        9,137.4498
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.360344        11.220948      238,445.5579
  01/01/2005    to  12/31/2005       11.220948        11.505159      288,646.7270
  01/01/2006    to  12/31/2006       11.505159        13.019175      345,337.9029
  01/01/2007    to  12/31/2007       13.019175        13.424435      284,178.8531
  01/01/2008    to  12/31/2008       13.424435         8.273378      270,144.6858
  01/01/2009    to  12/31/2009        8.273378        10.234088      290,907.4100
  01/01/2010    to  12/31/2010       10.234088        11.510447      246,176.4788
  01/01/2011    to  12/31/2011       11.510447        11.492700      244,933.6841
  01/01/2012    to  12/31/2012       11.492700        13.030657      238,255.2995
  01/01/2013    to  12/31/2013       13.030657        16.858533      221,661.6539
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.811965        20.756199      105,176.6217
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         6.581951       28,919.6475
  01/01/2009    to  12/31/2009        6.581951         8.073191      214,997.4100
  01/01/2010    to  12/31/2010        8.073191         8.803303      224,220.4211
  01/01/2011    to  12/31/2011        8.803303         8.599289      234,873.0590
  01/01/2012    to  12/31/2012        8.599289         9.620356      220,738.7279
  01/01/2013    to  04/26/2013        9.620356        10.524851            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.848886        11.373048          108.5900
  01/01/2010    to  12/31/2010       11.373048        12.037580        1,154.5455
  01/01/2011    to  12/31/2011       12.037580        10.327221          818.1329
  01/01/2012    to  12/31/2012       10.327221        11.961547        1,570.5152
  01/01/2013    to  12/31/2013       11.961547        14.266681        4,280.1639
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.068260        23.747926      123,293.2154
============   ==== ==========       =========        =========      ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.919827        13.392661        368,115.1203
  01/01/2005    to  12/31/2005       13.392661        14.214507        308,960.7342
  01/01/2006    to  12/31/2006       14.214507        16.010503        278,322.4644
  01/01/2007    to  12/31/2007       16.010503        15.297171        242,339.9123
  01/01/2008    to  12/31/2008       15.297171         9.269262        172,029.0776
  01/01/2009    to  12/31/2009        9.269262        12.450655        219,371.2700
  01/01/2010    to  12/31/2010       12.450655        15.024065        188,859.8686
  01/01/2011    to  12/31/2011       15.024065        13.977994        168,160.1761
  01/01/2012    to  12/31/2012       13.977994        14.452926        162,175.7777
  01/01/2013    to  04/26/2013       14.452926        15.651038              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685         10,925.9700
  01/01/2010    to  12/31/2010       13.465685        16.736517         11,728.3571
  01/01/2011    to  12/31/2011       16.736517        15.727087          5,294.0475
  01/01/2012    to  12/31/2012       15.727087        17.907911          7,143.4603
  01/01/2013    to  12/31/2013       17.907911        24.293548         17,911.7560
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.444247        20.707934        157,219.9614
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.548861         4.274839        426,221.9721
  01/01/2005    to  12/31/2005        4.274839         4.661325        372,468.2153
  01/01/2006    to  12/31/2006        4.661325         4.823166        339,909.0895
  01/01/2007    to  12/31/2007        4.823166         6.229901        296,934.7843
  01/01/2008    to  12/31/2008        6.229901         3.398616        201,977.2869
  01/01/2009    to  12/31/2009        3.398616         5.306594        275,558.0900
  01/01/2010    to  12/31/2010        5.306594         6.655218        206,138.7608
  01/01/2011    to  12/31/2011        6.655218         5.889901        165,476.5989
  01/01/2012    to  12/31/2012        5.889901         6.485249        137,184.1621
  01/01/2013    to  04/26/2013        6.485249         6.773144              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034              0.0000
  01/01/2010    to  12/31/2010       14.718034        18.651343          8,095.9737
  01/01/2011    to  12/31/2011       18.651343        15.264514          6,758.6347
  01/01/2012    to  12/31/2012       15.264514        15.377272          3,585.4584
  01/01/2013    to  12/31/2013       15.377272        16.727253          3,077.9265
============   ==== ==========       =========        =========        ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769               0.0000
  01/01/2006    to  12/31/2006       15.096769        15.408678          12,178.5029
  01/01/2007    to  12/31/2007       15.408678        15.742695          18,483.9709
  01/01/2008    to  12/31/2008       15.742695        15.378827          14,224.6665
  01/01/2009    to  12/31/2009       15.378827        15.720806          29,969.4600
  01/01/2010    to  12/31/2010       15.720806        16.288453          32,170.8658
  01/01/2011    to  12/31/2011       16.288453        16.841092          41,783.1302
  01/01/2012    to  12/31/2012       16.841092        17.043155          34,672.0779
  01/01/2013    to  12/31/2013       17.043155        16.587579          28,701.0380
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769         770,710.4046
  01/01/2005    to  12/31/2005       10.684769        11.584057       1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057        12.930800       1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800        13.065482       1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482         7.594535       2,095,952.6013
  01/01/2009    to  12/31/2009        7.594535         9.894153       1,596,603.7200
  01/01/2010    to  12/31/2010        9.894153        11.321306       1,451,227.4818
  01/01/2011    to  12/31/2011       11.321306        10.477473       1,330,524.7197
  01/01/2012    to  12/31/2012       10.477473        12.012329       1,276,477.5885
  01/01/2013    to  12/31/2013       12.012329        15.279383       1,244,756.5605
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855       4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855        10.930758      10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758        12.022266      13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266        12.383127      16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127         8.277530      17,988,455.9112
  01/01/2009    to  12/31/2009        8.277530        10.433553      17,343,593.7200
  01/01/2010    to  12/31/2010       10.433553        11.639689      16,601,085.3712
  01/01/2011    to  12/31/2011       11.639689        11.237801      15,303,664.1037
  01/01/2012    to  12/31/2012       11.237801        12.573811      14,405,559.8417
  01/01/2013    to  12/31/2013       12.573811        14.747678      13,359,110.2385
============   ==== ==========       =========        =========      ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078          98,200.4986
  01/01/2005    to  12/31/2005       10.105078        10.369941         410,833.9250
  01/01/2006    to  12/31/2006       10.369941        11.064002         614,186.3552
  01/01/2007    to  12/31/2007       11.064002        11.508762       1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762         8.968693       1,635,860.6121
  01/01/2009    to  12/31/2009        8.968693        10.826616       2,874,485.2700
  01/01/2010    to  12/31/2010       10.826616        11.792861       3,452,041.6595
  01/01/2011    to  12/31/2011       11.792861        11.788574       3,096,012.1286
  01/01/2012    to  12/31/2012       11.788574        12.840462       2,862,196.1934
  01/01/2013    to  12/31/2013       12.840462        13.756466       2,091,940.1540
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700       4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700        11.361125       8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125        12.676036      11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036        13.034100      15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100         7.953419      16,996,458.2720
  01/01/2009    to  12/31/2009        7.953419        10.162676      15,646,290.1200
  01/01/2010    to  12/31/2010       10.162676        11.527582      13,841,831.8488
  01/01/2011    to  12/31/2011       11.527582        10.883780      12,854,262.5677
  01/01/2012    to  12/31/2012       10.883780        12.368927      11,785,991.4468
  01/01/2013    to  12/31/2013       12.368927        15.296509      11,423,391.3074
============   ==== ==========       =========        =========      ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.998027         7.014269         378,262.6209
  01/01/2009    to  12/31/2009        7.014269         8.856104         557,059.5200
  01/01/2010    to  12/31/2010        8.856104         9.571990         567,386.4942
  01/01/2011    to  12/31/2011        9.571990         9.236064         544,047.1713
  01/01/2012    to  12/31/2012        9.236064        10.532994         526,519.1755
  01/01/2013    to  04/26/2013       10.532994        11.324926               0.0000
============   ==== ==========       =========        =========      ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252        10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130        11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096        12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131         8.672324        4,853,593.9947
  01/01/2009    to  12/31/2009        8.672324        10.739578        5,717,505.2500
  01/01/2010    to  12/31/2010       10.739578        11.855988        5,193,032.7145
  01/01/2011    to  12/31/2011       11.855988        11.631326        4,847,688.4421
  01/01/2012    to  12/31/2012       11.631326        12.838561        4,531,143.4256
  01/01/2013    to  12/31/2013       12.838561        14.403353        3,999,718.6892
============   ==== ==========       =========        =========        ==============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.167893        10.479837            0.0000
  01/01/2013    to  12/31/2013       10.479837        11.428729       11,269.9055
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917         6.987538       33,522.6656
  01/01/2009    to  12/31/2009        6.987538         8.866651       75,093.8700
  01/01/2010    to  12/31/2010        8.866651         9.757837       88,181.5981
  01/01/2011    to  12/31/2011        9.757837         9.370880       93,798.8099
  01/01/2012    to  12/31/2012        9.370880        10.437432      109,050.8353
  01/01/2013    to  12/31/2013       10.437432        12.138922      158,408.2820
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918         6.337908       10,211.0993
  01/01/2009    to  12/31/2009        6.337908         8.335439      109,736.4600
  01/01/2010    to  12/31/2010        8.335439         9.281394      147,402.8344
  01/01/2011    to  12/31/2011        9.281394         8.676032      135,724.4776
  01/01/2012    to  12/31/2012        8.676032         9.887340      128,799.0664
  01/01/2013    to  12/31/2013        9.887340        12.137129      159,715.4004
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918         5.739826       10,372.6903
  01/01/2009    to  12/31/2009        5.739826         7.821959       14,891.7100
  01/01/2010    to  12/31/2010        7.821959         9.081346       26,069.1774
  01/01/2011    to  12/31/2011        9.081346         8.500740       20,877.2229
  01/01/2012    to  12/31/2012        8.500740         9.792130       19,469.7895
  01/01/2013    to  12/31/2013        9.792130        12.469647       24,317.4359
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917         7.658954        3,130.1184
  01/01/2009    to  12/31/2009        7.658954         9.273025        9,941.4400
  01/01/2010    to  12/31/2010        9.273025         9.999953       26,417.7997
  01/01/2011    to  12/31/2011        9.999953         9.830917      109,800.4259
  01/01/2012    to  12/31/2012        9.830917        10.690383       68,612.4242
  01/01/2013    to  12/31/2013       10.690383        11.907408       53,012.5348
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.095853        11.462767       14,504.6584
  01/01/2013    to  12/31/2013       11.462767        10.865597       13,010.2993
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.924071        10.211120       41,222.3487
  01/01/2013    to  12/31/2013       10.211120        11.051764       61,196.1518
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568        11.824810            0.0000
  01/01/2009    to  12/31/2009       11.824810        17.014752       20,244.2300
  01/01/2010    to  12/31/2010       17.014752        19.327799       25,974.5991
  01/01/2011    to  12/31/2011       19.327799        19.409454       11,984.7256
  01/01/2012    to  12/31/2012       19.409454        22.192562       11,951.6746
  01/01/2013    to  12/31/2013       22.192562        23.807246       13,067.1305
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        12.790697      147,425.6869
  01/01/2005    to  12/31/2005       12.790697        14.218141      133,742.7889
  01/01/2006    to  12/31/2006       14.218141        19.194490      132,911.5595
  01/01/2007    to  12/31/2007       19.194490        16.005296      120,966.0584
  01/01/2008    to  12/31/2008       16.005296         9.158910       89,617.4257
  01/01/2009    to  12/31/2009        9.158910        12.107964       82,561.9300
  01/01/2010    to  12/31/2010       12.107964        13.793766       82,309.6616
  01/01/2011    to  12/31/2011       13.793766        12.778545       68,899.2780
  01/01/2012    to  12/31/2012       12.778545        15.795183       56,467.9727
  01/01/2013    to  12/31/2013       15.795183        16.047387       54,014.0516
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.620031         7.043338      568,209.4072
  01/01/2005    to  12/31/2005        7.043338         7.849430      433,969.7607
  01/01/2006    to  12/31/2006        7.849430         7.568189      375,516.3553
  01/01/2007    to  12/31/2007        7.568189         7.593294      357,066.5919
  01/01/2008    to  12/31/2008        7.593294         4.540528      314,208.5349
  01/01/2009    to  12/31/2009        4.540528         5.923534      285,432.3300
  01/01/2010    to  12/31/2010        5.923534         7.194651      288,489.7542
  01/01/2011    to  12/31/2011        7.194651         7.288773      251,969.4597
  01/01/2012    to  12/31/2012        7.288773         8.474367      233,304.9387
  01/01/2013    to  12/31/2013        8.474367        12.106716      237,682.1634
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246282        10.616793        2,002.7801
  01/01/2006    to  12/31/2006       10.616793        11.103240       15,165.4620
  01/01/2007    to  12/31/2007       11.103240        10.249680       19,468.6499
  01/01/2008    to  12/31/2008       10.249680         4.563760       20,973.1268
  01/01/2009    to  12/31/2009        4.563760         6.178104       29,851.2400
  01/01/2010    to  12/31/2010        6.178104         6.506516       14,538.1208
  01/01/2011    to  04/29/2011        6.506516         6.907176            0.0000
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       131.356334       134.638716           0.0000
  01/01/2011    to  12/31/2011       134.638716       122.141806           0.0000
  01/01/2012    to  12/31/2012       122.141806       146.812700           0.0000
  01/01/2013    to  12/31/2013       146.812700       185.516242          83.5134
============   ==== ==========       ==========       ==========     ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998438        11.931716     133,009.4275
  01/01/2005    to  12/31/2005        11.931716        13.175555     127,028.8005
  01/01/2006    to  12/31/2006        13.175555        14.956929     133,000.0339
  01/01/2007    to  12/31/2007        14.956929        15.128293     120,066.3037
  01/01/2008    to  12/31/2008        15.128293         9.487967      87,531.5536
  01/01/2009    to  12/31/2009         9.487967        12.316594      80,949.5500
  01/01/2010    to  12/31/2010        12.316594        15.013427      73,508.9699
  01/01/2011    to  12/31/2011        15.013427        13.804291      69,739.6280
  01/01/2012    to  12/31/2012        13.804291        15.996935      60,671.7385
  01/01/2013    to  12/31/2013        15.996935        20.820775      53,351.8411
============   ==== ==========       ==========       ==========     ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.625277        13.746952     430,732.8361
  01/01/2005    to  12/31/2005        13.746952        15.409353     354,309.2494
  01/01/2006    to  12/31/2006        15.409353        19.482154     312,515.3022
  01/01/2007    to  12/31/2007        19.482154        18.899669     285,968.3884
  01/01/2008    to  12/31/2008        18.899669        10.961554     253,171.1413
  01/01/2009    to  12/31/2009        10.961554        16.677336     231,614.4000
  01/01/2010    to  12/31/2010        16.677336        19.050574     216,979.1772
  01/01/2011    to  12/31/2011        19.050574        16.027821     198,615.0165
  01/01/2012    to  12/31/2012        16.027821        20.324615     181,760.0371
  01/01/2013    to  12/31/2013        20.324615        26.022566     162,772.0042
============   ==== ==========       ==========       ==========     ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010630         1.044394      75,401.1603
  01/01/2013    to  12/31/2013         1.044394         1.043809      37,937.2778
============   ==== ==========       ==========       ==========     ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998438        10.440811       40,290.3754
  01/01/2006    to  12/31/2006       10.440811        11.889440       89,322.9589
  01/01/2007    to  12/31/2007       11.889440        11.373762       97,140.7244
  01/01/2008    to  12/31/2008       11.373762         7.151498      121,874.5307
  01/01/2009    to  12/31/2009        7.151498         8.882604      115,859.6000
  01/01/2010    to  12/31/2010        8.882604        10.012092      134,912.7882
  01/01/2011    to  12/31/2011       10.012092         9.680265      122,356.7310
  01/01/2012    to  12/31/2012        9.680265        11.256169       95,769.4571
  01/01/2013    to  12/31/2013       11.256169        14.953317       98,008.6052
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873942        15.676284       33,622.7596
  01/01/2009    to  12/31/2009       15.676284        19.462550       32,289.4000
  01/01/2010    to  12/31/2010       19.462550        23.971440       29,870.5828
  01/01/2011    to  12/31/2011       23.971440        22.651298       26,960.7934
  01/01/2012    to  12/31/2012       22.651298        25.488990       24,377.7430
  01/01/2013    to  12/31/2013       25.488990        32.588570       22,696.8097
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.473990        11.981598      340,065.9128
  01/01/2005    to  12/31/2005       11.981598        12.728544      284,898.6440
  01/01/2006    to  12/31/2006       12.728544        14.260960      246,871.7946
  01/01/2007    to  12/31/2007       14.260960        15.540130      212,706.1786
  01/01/2008    to  12/31/2008       15.540130         9.341736      187,394.0707
  01/01/2009    to  12/31/2009        9.341736        12.265817      182,110.0800
  01/01/2010    to  12/31/2010       12.265817        15.186300      165,408.7737
  01/01/2011    to  12/31/2011       15.186300        14.739946      134,849.2268
  01/01/2012    to  12/31/2012       14.739946        17.097538      109,243.3275
  01/01/2013    to  12/31/2013       17.097538        23.515801       95,319.1091
============   ==== ==========       =========        =========      ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.954907        10.385718        3,810.2171
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037916         8.921633        3,515.2612
  01/01/2009    to  12/31/2009        8.921633         9.814869       14,744.6700
  01/01/2010    to  12/31/2010        9.814869        10.217690       12,398.3914
  01/01/2011    to  12/31/2011       10.217690        10.606284       17,154.9442
  01/01/2012    to  12/31/2012       10.606284        10.917179       12,146.2983
  01/01/2013    to  04/26/2013       10.917179        10.888496            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012684         1.046433            0.0000
  01/01/2013    to  12/31/2013        1.046433         1.139546      121,309.5136
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438        10.304828        3,867.0656
  01/01/2007    to  12/31/2007       10.304828        12.925932       30,466.2269
  01/01/2008    to  12/31/2008       12.925932         7.702959       29,920.1168
  01/01/2009    to  12/31/2009        7.702959        10.643023       30,230.4200
  01/01/2010    to  12/31/2010       10.643023        12.741635       31,712.8870
  01/01/2011    to  12/31/2011       12.741635        12.316924       27,814.9538
  01/01/2012    to  12/31/2012       12.316924        14.129974       19,546.0092
  01/01/2013    to  12/31/2013       14.129974        16.238754       19,136.8103
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.881558        16.854422      627,149.8832
  01/01/2005    to  12/31/2005       16.854422        16.785051      418,969.1869
  01/01/2006    to  12/31/2006       16.785051        17.976644      377,830.9449
  01/01/2007    to  12/31/2007       17.976644        18.791730      338,864.3287
  01/01/2008    to  12/31/2008       18.791730        15.007127      285,692.9253
  01/01/2009    to  12/31/2009       15.007127        20.139535      258,553.7800
  01/01/2010    to  12/31/2010       20.139535        22.322745      241,801.7927
  01/01/2011    to  12/31/2011       22.322745        22.880277      212,340.3144
  01/01/2012    to  12/31/2012       22.880277        25.353812      194,343.8395
  01/01/2013    to  12/31/2013       25.353812        26.861582      165,445.7651
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397        10.188191            0.0000
  01/01/2011    to  12/31/2011       10.188191        10.197595        1,663.6303
  01/01/2012    to  12/31/2012       10.197595        10.738104       10,276.4121
  01/01/2013    to  12/31/2013       10.738104        10.940191       28,505.5372
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399         9.734008       10,384.0622
  01/01/2012    to  12/31/2012        9.734008         9.969859       11,760.1386
  01/01/2013    to  12/31/2013        9.969859         9.895765       10,843.9853
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.615832         7.789155      264,344.9394
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997918        10.860673            0.0000
  01/01/2010    to  12/31/2010       10.860673        12.099496            0.0000
  01/01/2011    to  12/31/2011       12.099496        11.832988            0.0000
  01/01/2012    to  12/31/2012       11.832988        13.267839            0.0000
  01/01/2013    to  12/31/2013       13.267839        13.153181            0.0000
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.950891        10.377682        2,885.8704
  01/01/2013    to  12/31/2013       10.377682        11.644752       12,076.5729
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.077106         1.122470            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438        10.443386        3,848.0428
  01/01/2007    to  12/31/2007       10.443386        13.997877       29,645.1320
  01/01/2008    to  12/31/2008       13.997877         6.107034       39,072.7258
  01/01/2009    to  12/31/2009        6.107034        10.123524       67,145.2700
  01/01/2010    to  12/31/2010       10.123524        12.282999       75,164.3209
  01/01/2011    to  12/31/2011       12.282999         9.797930       74,870.5751
  01/01/2012    to  12/31/2012        9.797930        11.429024       59,347.9265
  01/01/2013    to  12/31/2013       11.429024        10.655323       43,697.9889
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.360152        10.979856      426,569.1466
  01/01/2005    to  12/31/2005       10.979856        12.543118      342,726.8846
  01/01/2006    to  12/31/2006       12.543118        15.577096      310,122.8863
  01/01/2007    to  12/31/2007       15.577096        17.313567      278,333.0576
  01/01/2008    to  12/31/2008       17.313567         9.790126      216,465.2524
  01/01/2009    to  12/31/2009        9.790126        12.638051      202,264.8100
  01/01/2010    to  12/31/2010       12.638051        13.814584      191,642.4258
  01/01/2011    to  12/31/2011       13.814584        12.102702      186,638.6378
  01/01/2012    to  12/31/2012       12.102702        13.857650      172,469.4998
  01/01/2013    to  12/31/2013       13.857650        16.215302      166,321.0639
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.401088        11.124393        827,824.6975
  01/01/2005    to  12/31/2005       11.124393        11.067004        552,429.7063
  01/01/2006    to  12/31/2006       11.067004        10.901273        537,207.9281
  01/01/2007    to  12/31/2007       10.901273        11.849895        437,638.2083
  01/01/2008    to  12/31/2008       11.849895        10.825292        355,871.0936
  01/01/2009    to  12/31/2009       10.825292        12.538680        303,299.6900
  01/01/2010    to  12/31/2010       12.538680        13.257567        279,802.5113
  01/01/2011    to  12/31/2011       13.257567        14.458039        263,365.7084
  01/01/2012    to  12/31/2012       14.458039        15.479838        227,580.5466
  01/01/2013    to  12/31/2013       15.479838        13.779703        190,105.3094
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.518393        11.863917        812,494.9265
  01/01/2005    to  12/31/2005       11.863917        11.902882        646,631.6028
  01/01/2006    to  12/31/2006       11.902882        12.207117        585,550.2474
  01/01/2007    to  12/31/2007       12.207117        12.882116        542,542.4162
  01/01/2008    to  12/31/2008       12.882116        12.690839        525,723.3894
  01/01/2009    to  12/31/2009       12.690839        14.697007        437,952.3100
  01/01/2010    to  12/31/2010       14.697007        15.598687        431,203.4314
  01/01/2011    to  12/31/2011       15.598687        15.791031        412,049.5206
  01/01/2012    to  12/31/2012       15.791031        16.928614        430,198.5872
  01/01/2013    to  12/31/2013       16.928614        16.291852        333,921.5475
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929        15.168928              0.0000
  01/01/2010    to  12/31/2010       15.168928        17.254736          1,163.5509
  01/01/2011    to  12/31/2011       17.254736        16.105760          2,767.7242
  01/01/2012    to  12/31/2012       16.105760        17.440825          1,213.7024
  01/01/2013    to  12/31/2013       17.440825        22.710843          2,530.0192
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.712733        12.262151          7,739.6706
  01/01/2011    to  12/31/2011       12.262151        12.447946         14,113.8088
  01/01/2012    to  12/31/2012       12.447946        13.611429         16,083.0364
  01/01/2013    to  12/31/2013       13.611429        13.543678         10,216.2365
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.718421        10.847689          8,886.5983
  01/01/2013    to  12/31/2013       10.847689        10.162484              0.0000
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214701        10.715574          3,255.7806
============   ==== ==========       =========        =========        ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663         1.064484       18,092.0092
  01/01/2013    to  12/31/2013        1.064484         1.150055       20,553.5808
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275315         8.432783       71,923.5862
  01/01/2009    to  12/31/2009        8.432783        10.333264      132,301.2500
  01/01/2010    to  12/31/2010       10.333264        11.379773      136,206.6114
  01/01/2011    to  12/31/2011       11.379773        11.284525       98,475.4672
  01/01/2012    to  12/31/2012       11.284525        12.493205       88,682.6905
  01/01/2013    to  12/31/2013       12.493205        13.843251       90,157.5915
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662179         7.731161       30,142.2722
  01/01/2009    to  12/31/2009        7.731161         9.793017       39,785.6200
  01/01/2010    to  12/31/2010        9.793017        10.968839       35,084.5654
  01/01/2011    to  12/31/2011       10.968839        10.533663       47,673.6248
  01/01/2012    to  12/31/2012       10.533663        11.887943       36,787.4043
  01/01/2013    to  12/31/2013       11.887943        13.772250       39,500.3192
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.490294        46.960946      344,306.4949
  01/01/2005    to  12/31/2005       46.960946        47.642491      292,601.0808
  01/01/2006    to  12/31/2006       47.642491        55.062441      288,901.2803
  01/01/2007    to  12/31/2007       55.062441        56.030968      250,298.3204
  01/01/2008    to  12/31/2008       56.030968        35.000435      223,483.9704
  01/01/2009    to  12/31/2009       35.000435        40.658089      206,660.7900
  01/01/2010    to  12/31/2010       40.658089        46.682743      186,060.2686
  01/01/2011    to  12/31/2011       46.682743        43.968910      153,239.0111
  01/01/2012    to  12/31/2012       43.968910        50.892657      131,865.3781
  01/01/2013    to  12/31/2013       50.892657        66.801079      116,213.9961
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.039673         6.981901      591,807.1868
  01/01/2005    to  12/31/2005        6.981901         7.852952      598,574.9466
  01/01/2006    to  12/31/2006        7.852952         8.180513      573,069.1221
  01/01/2007    to  12/31/2007        8.180513         9.441318      445,288.8641
  01/01/2008    to  12/31/2008        9.441318         5.580999      372,477.3486
  01/01/2009    to  12/31/2009        5.580999         7.966011      336,984.3600
  01/01/2010    to  12/31/2010        7.966011         9.979980      318,046.1811
  01/01/2011    to  12/31/2011        9.979980         9.631171      228,074.6144
  01/01/2012    to  12/31/2012        9.631171        10.741882      198,851.3519
  01/01/2013    to  12/31/2013       10.741882        14.395139      192,862.2872
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.385490        14.131572        462,454.9926
  01/01/2005    to  12/31/2005       14.131572        16.012689        377,094.0003
  01/01/2006    to  12/31/2006       16.012689        17.775216        345,165.9059
  01/01/2007    to  12/31/2007       17.775216        16.911972        299,209.1362
  01/01/2008    to  12/31/2008       16.911972        11.644231        230,552.8383
  01/01/2009    to  12/31/2009       11.644231        14.447080        219,343.5800
  01/01/2010    to  12/31/2010       14.447080        16.995902        195,635.3734
  01/01/2011    to  12/31/2011       16.995902        15.178255        176,077.4655
  01/01/2012    to  12/31/2012       15.178255        17.569665        157,018.8103
  01/01/2013    to  12/31/2013       17.569665        22.832759        130,244.8333
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.651265        12.743081         12,598.7833
============   ==== ==========       =========        =========      ==============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087913         6.034090          9,868.8798
  01/01/2009    to  12/31/2009        6.034090         8.440167         15,146.0500
  01/01/2010    to  12/31/2010        8.440167         8.852245         15,894.4285
  01/01/2011    to  12/31/2011        8.852245         7.445105         11,765.7652
  01/01/2012    to  12/31/2012        7.445105         8.578318         16,573.6937
  01/01/2013    to  04/26/2013        8.578318         8.882788              0.0000
============   ==== ==========       =========        =========      ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.680406        14.113833          1,218.4600
  01/01/2010    to  12/31/2010       14.113833        14.630748          1,981.8524
  01/01/2011    to  12/31/2011       14.630748        15.382633          1,565.6345
  01/01/2012    to  12/31/2012       15.382633        15.632356         10,565.6356
  01/01/2013    to  12/31/2013       15.632356        14.943885          9,375.5481
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091         9.829291        137,056.0915
  01/01/2006    to  12/31/2006        9.829291        10.083745        359,479.0254
  01/01/2007    to  12/31/2007       10.083745        10.369242        711,766.0045
  01/01/2008    to  12/31/2008       10.369242        10.437994      1,031,846.0712
  01/01/2009    to  12/31/2009       10.437994        10.267473        769,160.6400
  01/01/2010    to  12/31/2010       10.267473        10.074225        674,565.5497
  01/01/2011    to  12/31/2011       10.074225         9.885130        594,688.6211
  01/01/2012    to  12/31/2012        9.885130         9.698069        282,712.8314
  01/01/2013    to  12/31/2013        9.698069         9.515538        270,137.9449
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.887032         9.762657          93,724.0831
  01/01/2005    to  04/30/2005        9.762657         9.759505               0.0000
============   ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.625867        11.691186       1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186        12.634573       1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573        14.183373       1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373        14.531708         927,884.0979
  01/01/2008    to  12/31/2008       14.531708         8.631580         803,874.2632
  01/01/2009    to  12/31/2009        8.631580        11.164658         737,483.4700
  01/01/2010    to  12/31/2010       11.164658        12.249141         674,648.2369
  01/01/2011    to  12/31/2011       12.249141        11.516763         559,819.5251
  01/01/2012    to  12/31/2012       11.516763        12.734053         474,301.8288
  01/01/2013    to  12/31/2013       12.734053        16.683680         419,921.7343
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.360064        17.061098          36,097.7915
============   ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998438        11.077804          98,920.2506
  01/01/2005    to  12/31/2005       11.077804        12.104461          77,624.4304
  01/01/2006    to  12/31/2006       12.104461        12.598415          69,911.0420
  01/01/2007    to  12/31/2007       12.598415        15.344884          57,361.9080
  01/01/2008    to  12/31/2008       15.344884         7.783610          51,733.7185
  01/01/2009    to  12/31/2009        7.783610        11.239190          46,250.5500
  01/01/2010    to  12/31/2010       11.239190        14.023333          41,374.6465
  01/01/2011    to  12/31/2011       14.023333        12.732671          43,057.8686
  01/01/2012    to  12/31/2012       12.732671        13.243738          40,613.6624
  01/01/2013    to  04/26/2013       13.243738        14.267902               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.674439        10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233        11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694        11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731        12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321         7.884117         283,363.5454
  01/01/2009    to  12/31/2009        7.884117        10.796267         280,371.4900
  01/01/2010    to  12/31/2010       10.796267        11.791672         270,194.4033
  01/01/2011    to  12/31/2011       11.791672        11.595850         237,971.4584
  01/01/2012    to  12/31/2012       11.595850        13.146384         454,811.1645
  01/01/2013    to  12/31/2013       13.146384        17.637135         408,433.1136
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563975         9.975512           4,599.8967
  01/01/2008    to  12/31/2008        9.975512         5.695473          17,983.6007
  01/01/2009    to  12/31/2009        5.695473         6.887615          23,146.3600
  01/01/2010    to  12/31/2010        6.887615         7.797745          22,481.7669
  01/01/2011    to  12/31/2011        7.797745         7.357485          26,249.1303
  01/01/2012    to  12/31/2012        7.357485         8.133087           2,913.4671
  01/01/2013    to  04/26/2013        8.133087         8.726468               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.854290         8.199570       1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570         8.424977         892,127.0772
  01/01/2006    to  12/31/2006        8.424977         8.892595         910,892.6432
  01/01/2007    to  12/31/2007        8.892595         9.975273         808,015.5291
  01/01/2008    to  12/31/2008        9.975273         5.290726         694,795.5012
  01/01/2009    to  12/31/2009        5.290726         7.459833         633,817.0300
  01/01/2010    to  12/31/2010        7.459833         8.007296         564,904.9151
  01/01/2011    to  12/31/2011        8.007296         7.748428         447,345.5818
  01/01/2012    to  04/27/2012        7.748428         8.702779               0.0000
============   ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.787013        14.832557         539,145.4642
  01/01/2005    to  12/31/2005       14.832557        15.967065         422,064.0253
  01/01/2006    to  12/31/2006       15.967065        17.574617         362,659.5132
  01/01/2007    to  12/31/2007       17.574617        16.022131         318,593.9459
  01/01/2008    to  12/31/2008       16.022131         8.467499         270,166.4324
  01/01/2009    to  12/31/2009        8.467499        11.730917         251,482.6000
  01/01/2010    to  12/31/2010       11.730917        13.209181         229,592.1030
  01/01/2011    to  12/31/2011       13.209181        13.802315         185,367.2192
  01/01/2012    to  12/31/2012       13.802315        15.109494         174,944.4178
  01/01/2013    to  12/31/2013       15.109494        20.237803         154,816.1857
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240        10.127304               0.0000
  01/01/2009    to  12/31/2009       10.127304        14.181330               0.0000
  01/01/2010    to  12/31/2010       14.181330        17.057883             673.4023
  01/01/2011    to  12/31/2011       17.057883        14.017102           1,015.6189
  01/01/2012    to  12/31/2012       14.017102        16.214180             920.8997
  01/01/2013    to  12/31/2013       16.214180        20.300375           4,893.3457
============   ==== ==========       =========        =========       ==============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.601666        13.171307        2,608.9200
  01/01/2010    to  12/31/2010       13.171307        16.273172        2,945.8998
  01/01/2011    to  12/31/2011       16.273172        15.609908        4,710.4570
  01/01/2012    to  12/31/2012       15.609908        17.958955        4,003.0287
  01/01/2013    to  12/31/2013       17.958955        23.392505       10,979.5904
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.337295        11.184770      243,847.2311
  01/01/2005    to  12/31/2005       11.184770        11.455096      206,098.9303
  01/01/2006    to  12/31/2006       11.455096        12.947028      179,713.2007
  01/01/2007    to  12/31/2007       12.947028        13.333947      150,974.1653
  01/01/2008    to  12/31/2008       13.333947         8.207703      126,593.0513
  01/01/2009    to  12/31/2009        8.207703        10.140674      147,741.1000
  01/01/2010    to  12/31/2010       10.140674        11.391722      147,927.1408
  01/01/2011    to  12/31/2011       11.391722        11.360548      128,740.9148
  01/01/2012    to  12/31/2012       11.360548        12.865299      120,633.2465
  01/01/2013    to  12/31/2013       12.865299        16.624657      115,171.0980
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.550580        20.437846       52,014.1326
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918         6.577412        1,004.1733
  01/01/2009    to  12/31/2009        6.577412         8.059563       16,371.4500
  01/01/2010    to  12/31/2010        8.059563         8.779668       64,159.7725
  01/01/2011    to  12/31/2011        8.779668         8.567648       64,238.6160
  01/01/2012    to  12/31/2012        8.567648         9.575332       63,956.2691
  01/01/2013    to  04/26/2013        9.575332        10.472267            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.756520        11.246923        3,334.0700
  01/01/2010    to  12/31/2010       11.246923        11.892205        3,334.0710
  01/01/2011    to  12/31/2011       11.892205        10.192314        4,058.1496
  01/01/2012    to  12/31/2012       10.192314        11.793437        4,150.7701
  01/01/2013    to  12/31/2013       11.793437        14.052125        3,730.7399
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.825288        23.429557       66,920.2564
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.893317        13.349490        199,024.9843
  01/01/2005    to  12/31/2005       13.349490        14.154574        156,263.8409
  01/01/2006    to  12/31/2006       14.154574        15.927114        147,604.3052
  01/01/2007    to  12/31/2007       15.927114        15.202206        127,382.0185
  01/01/2008    to  12/31/2008       15.202206         9.202464        115,726.8586
  01/01/2009    to  12/31/2009        9.202464        12.348579        114,170.5400
  01/01/2010    to  12/31/2010       12.348579        14.886019        109,284.5743
  01/01/2011    to  12/31/2011       14.886019        13.835741        107,341.0730
  01/01/2012    to  12/31/2012       13.835741        14.291465         92,763.4835
  01/01/2013    to  04/26/2013       14.291465        15.471275              0.0000
============   ==== ==========       =========        =========        ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.854595        13.316341            734.8500
  01/01/2010    to  12/31/2010       13.316341        16.534381          1,234.4793
  01/01/2011    to  12/31/2011       16.534381        15.521640          3,270.0609
  01/01/2012    to  12/31/2012       15.521640        17.656228          4,840.5580
  01/01/2013    to  12/31/2013       17.656228        23.928209          5,497.2712
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       16.207873        20.396540         54,211.1534
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.536216         4.258682        283,167.5172
  01/01/2005    to  12/31/2005        4.258682         4.639082        230,903.0364
  01/01/2006    to  12/31/2006        4.639082         4.795367        163,244.9070
  01/01/2007    to  12/31/2007        4.795367         6.187776        161,648.8623
  01/01/2008    to  12/31/2008        6.187776         3.372242        108,137.2786
  01/01/2009    to  12/31/2009        3.372242         5.260154        124,133.0300
  01/01/2010    to  12/31/2010        5.260154         6.590395        153,225.0339
  01/01/2011    to  12/31/2011        6.590395         5.826713         73,445.8336
  01/01/2012    to  12/31/2012        5.826713         6.409230         69,501.5124
  01/01/2013    to  04/26/2013        6.409230         6.691623              0.0000
============   ==== ==========       =========        =========        ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.597882        14.700819              0.0000
  01/01/2010    to  12/31/2010       14.700819        18.610935              0.0000
  01/01/2011    to  12/31/2011       18.610935        15.216237              0.0000
  01/01/2012    to  12/31/2012       15.216237        15.313235              0.0000
  01/01/2013    to  12/31/2013       15.313235        16.640946              0.0000
============   ==== ==========       =========        =========        ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974        14.929039              55.3420
  01/01/2006    to  12/31/2006       14.929039        15.222294           2,816.2629
  01/01/2007    to  12/31/2007       15.222294        15.536642           7,259.2480
  01/01/2008    to  12/31/2008       15.536642        15.162330          19,190.9392
  01/01/2009    to  12/31/2009       15.162330        15.484010          14,765.8400
  01/01/2010    to  12/31/2010       15.484010        16.027078          11,233.1173
  01/01/2011    to  12/31/2011       16.027078        16.554340          10,285.6934
  01/01/2012    to  12/31/2012       16.554340        16.736131          12,679.0815
  01/01/2013    to  12/31/2013       16.736131        16.272485           6,099.1187
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826        10.683074         854,286.2431
  01/01/2005    to  12/31/2005       10.683074        11.570684       1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684        12.903002         982,017.6110
  01/01/2007    to  12/31/2007       12.903002        13.024293         602,080.7795
  01/01/2008    to  12/31/2008       13.024293         7.562984         697,793.0189
  01/01/2009    to  12/31/2009        7.562984         9.843201         601,888.9500
  01/01/2010    to  12/31/2010        9.843201        11.251762         598,311.9581
  01/01/2011    to  12/31/2011       11.251762        10.402724         574,376.1933
  01/01/2012    to  12/31/2012       10.402724        11.914653         574,542.6876
  01/01/2013    to  12/31/2013       11.914653        15.140008         545,171.9191
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015        10.387206       1,652,136.3990
  01/01/2005    to  12/31/2005       10.387206        10.918136       3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136        11.996419       4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419        12.344089       4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089         8.243149       4,541,863.6196
  01/01/2009    to  12/31/2009        8.243149        10.379836       4,311,431.3700
  01/01/2010    to  12/31/2010       10.379836        11.568201       4,009,708.4123
  01/01/2011    to  12/31/2011       11.568201        11.157644       3,585,466.7004
  01/01/2012    to  12/31/2012       11.157644        12.471587       3,320,296.3740
  01/01/2013    to  12/31/2013       12.471587        14.613171       2,939,172.6375
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166        10.103473        237,400.2227
  01/01/2005    to  12/31/2005       10.103473        10.357964      1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964        11.040211      1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211        11.472478      1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478         8.931449      1,403,709.0740
  01/01/2009    to  12/31/2009        8.931449        10.770887      1,501,860.3000
  01/01/2010    to  12/31/2010       10.770887        11.720442      1,417,850.7498
  01/01/2011    to  12/31/2011       11.720442        11.704503      1,530,248.3631
  01/01/2012    to  12/31/2012       11.704503        12.736086      1,481,663.6677
  01/01/2013    to  12/31/2013       12.736086        13.631012      1,349,392.9540
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883        10.598018      2,470,811.3740
  01/01/2005    to  12/31/2005       10.598018        11.348007      3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007        12.648785      4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785        12.993010      4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010         7.920380      4,797,079.0199
  01/01/2009    to  12/31/2009        7.920380        10.110345      4,518,008.7300
  01/01/2010    to  12/31/2010       10.110345        11.456775      4,257,983.5300
  01/01/2011    to  12/31/2011       11.456775        10.806138      4,042,008.5957
  01/01/2012    to  12/31/2012       10.806138        12.268357      3,690,752.7639
  01/01/2013    to  12/31/2013       12.268357        15.156984      3,382,356.8704
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997918         7.009436          5,864.3866
  01/01/2009    to  12/31/2009        7.009436         8.841161         15,243.2600
  01/01/2010    to  12/31/2010        8.841161         9.546299         36,074.6244
  01/01/2011    to  12/31/2011        9.546299         9.202085         33,200.1687
  01/01/2012    to  12/31/2012        9.202085        10.483706         34,333.8457
  01/01/2013    to  04/26/2013       10.483706        11.268352              0.0000
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099        10.223628        880,821.1168
  01/01/2005    to  12/31/2005       10.223628        10.614857      1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857        11.481355      1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355        11.963296      2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296         8.636307      2,087,657.5302
  01/01/2009    to  12/31/2009        8.636307        10.684293      1,962,479.3300
  01/01/2010    to  12/31/2010       10.684293        11.783178      2,111,177.0350
  01/01/2011    to  12/31/2011       11.783178        11.548371      1,917,844.5505
  01/01/2012    to  12/31/2012       11.548371        12.734194      1,815,270.2350
  01/01/2013    to  12/31/2013       12.734194        14.271995      1,677,188.0374
============   ==== ==========       =========        =========      ==============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.157644        10.462250            0.0000
  01/01/2013    to  12/31/2013       10.462250        11.398147        2,555.7955
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007808         6.982721       52,463.3721
  01/01/2009    to  12/31/2009        6.982721         8.851685       59,407.6100
  01/01/2010    to  12/31/2010        8.851685         9.731636       62,373.7560
  01/01/2011    to  12/31/2011        9.731636         9.336396       59,944.0288
  01/01/2012    to  12/31/2012        9.336396        10.388576       54,465.3314
  01/01/2013    to  12/31/2013       10.388576        12.070029       50,583.4642
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997808         6.333535       22,201.5163
  01/01/2009    to  12/31/2009        6.333535         8.321363       23,336.2300
  01/01/2010    to  12/31/2010        8.321363         9.256468       23,266.0280
  01/01/2011    to  12/31/2011        9.256468         8.644098       22,610.7411
  01/01/2012    to  12/31/2012        8.644098         9.841051       21,043.6664
  01/01/2013    to  12/31/2013        9.841051        12.068240       34,158.8099
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987809         5.735862          480.8070
  01/01/2009    to  12/31/2009        5.735862         7.808744        3,356.0900
  01/01/2010    to  12/31/2010        7.808744         9.056950        6,475.8728
  01/01/2011    to  12/31/2011        9.056950         8.469445        4,046.8544
  01/01/2012    to  12/31/2012        8.469445         9.746281        3,202.5858
  01/01/2013    to  12/31/2013        9.746281        12.398863          937.3709
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017807         7.653679       21,949.1109
  01/01/2009    to  12/31/2009        7.653679         9.257378       29,282.0800
  01/01/2010    to  12/31/2010        9.257378         9.973107       35,647.6763
  01/01/2011    to  12/31/2011        9.973107         9.794747       24,609.6264
  01/01/2012    to  12/31/2012        9.794747        10.640350       24,637.6723
  01/01/2013    to  12/31/2013       10.640350        11.839835       20,279.0036
============   ==== ==========       =========        =========       ===========
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.084374        11.443227        1,214.5489
  01/01/2013    to  12/31/2013       11.443227        10.836228        7,151.9492
============   ==== ==========       =========        =========       ===========
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.914067        10.193982        4,106.2553
  01/01/2013    to  12/31/2013       10.193982        11.022189        2,523.3488
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.676575        11.679717            0.0000
  01/01/2009    to  12/31/2009       11.679717        16.789199          510.6600
  01/01/2010    to  12/31/2010       16.789199        19.052533          492.0522
  01/01/2011    to  12/31/2011       19.052533        19.113949        1,943.2434
  01/01/2012    to  12/31/2012       19.113949        21.832731        2,006.6219
  01/01/2013    to  12/31/2013       21.832731        23.397828        1,523.9471
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        12.782124       13,333.2561
  01/01/2005    to  12/31/2005       12.782124        14.194452        4,611.3398
  01/01/2006    to  12/31/2006       14.194452        19.143432        5,630.2057
  01/01/2007    to  12/31/2007       19.143432        15.946665        7,496.8842
  01/01/2008    to  12/31/2008       15.946665         9.116180        6,648.5865
  01/01/2009    to  12/31/2009        9.116180        12.039424        6,784.6100
  01/01/2010    to  12/31/2010       12.039424        13.701994        6,206.7322
  01/01/2011    to  12/31/2011       13.701994        12.680858        4,798.9156
  01/01/2012    to  12/31/2012       12.680858        15.658693        3,320.4416
  01/01/2013    to  12/31/2013       15.658693        15.892811        3,242.3527
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.616144         7.032146       62,707.5702
  01/01/2005    to  12/31/2005        7.032146         7.829149       25,984.5683
  01/01/2006    to  12/31/2006        7.829149         7.541105       13,713.0445
  01/01/2007    to  12/31/2007        7.541105         7.558515       11,961.5755
  01/01/2008    to  12/31/2008        7.558515         4.515188       11,971.1822
  01/01/2009    to  12/31/2009        4.515188         5.884585       11,859.9500
  01/01/2010    to  12/31/2010        5.884585         7.140208       13,658.0946
  01/01/2011    to  12/31/2011        7.140208         7.226401       12,410.9695
  01/01/2012    to  12/31/2012        7.226401         8.393408       10,453.7923
  01/01/2013    to  12/31/2013        8.393408        11.979081       10,902.6618
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246086        10.615048            0.0000
  01/01/2006    to  12/31/2006       10.615048        11.090346        4,124.1062
  01/01/2007    to  12/31/2007       11.090346        10.227481        4,288.0187
  01/01/2008    to  12/31/2008       10.227481         4.549288        4,634.3944
  01/01/2009    to  12/31/2009        4.549288         6.152354        4,709.7800
  01/01/2010    to  12/31/2010        6.152354         6.472926        1,699.2862
  01/01/2011    to  04/29/2011        6.472926         6.869278            0.0000
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       127.711374       130.815922           0.0000
  01/01/2011    to  12/31/2011       130.815922       118.555404           0.0000
  01/01/2012    to  12/31/2012       118.555404       142.358799           0.0000
  01/01/2013    to  12/31/2013       142.358799       179.708439          66.7539
============   ==== ==========       ==========       ==========      ===========
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998356        11.923714      10,450.6397
  01/01/2005    to  12/31/2005        11.923714        13.153602       7,623.7011
  01/01/2006    to  12/31/2006        13.153602        14.917127       6,070.2771
  01/01/2007    to  12/31/2007        14.917127        15.072869       6,341.9985
  01/01/2008    to  12/31/2008        15.072869         9.443707       5,022.7438
  01/01/2009    to  12/31/2009         9.443707        12.246885       4,620.9400
  01/01/2010    to  12/31/2010        12.246885        14.913554       4,604.8639
  01/01/2011    to  12/31/2011        14.913554        13.698773       4,824.3230
  01/01/2012    to  12/31/2012        13.698773        15.858708       2,582.1016
  01/01/2013    to  12/31/2013        15.858708        20.620246       2,590.1970
============   ==== ==========       ==========       ==========      ===========
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.599408        13.702620      66,678.8731
  01/01/2005    to  12/31/2005        13.702620        15.344356      35,083.5705
  01/01/2006    to  12/31/2006        15.344356        19.380650      28,226.4570
  01/01/2007    to  12/31/2007        19.380650        18.782294      27,457.1850
  01/01/2008    to  12/31/2008        18.782294        10.882531      28,601.3949
  01/01/2009    to  12/31/2009        10.882531        16.540552      21,318.3500
  01/01/2010    to  12/31/2010        16.540552        18.875459      19,822.2836
  01/01/2011    to  12/31/2011        18.875459        15.864627      17,153.7327
  01/01/2012    to  12/31/2012        15.864627        20.097464      12,552.6763
  01/01/2013    to  12/31/2013        20.097464        25.706033      12,706.1327
============   ==== ==========       ==========       ==========      ===========
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010614         1.043676      56,555.4968
  01/01/2013    to  12/31/2013         1.043676         1.042049      81,271.7920
============   ==== ==========       ==========       ==========      ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998356        10.433808            0.0000
  01/01/2006    to  12/31/2006       10.433808        11.869623        2,076.9520
  01/01/2007    to  12/31/2007       11.869623        11.343390        3,350.9521
  01/01/2008    to  12/31/2008       11.343390         7.125230        3,450.8149
  01/01/2009    to  12/31/2009        7.125230         8.839953        3,450.8100
  01/01/2010    to  12/31/2010        8.839953         9.952079        2,400.4532
  01/01/2011    to  12/31/2011        9.952079         9.610722        1,850.8966
  01/01/2012    to  12/31/2012        9.610722        11.155811        1,850.8966
  01/01/2013    to  12/31/2013       11.155811        14.804724        2,816.0912
============   ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.619576        15.498729            0.0000
  01/01/2009    to  12/31/2009       15.498729        19.222868            0.0000
  01/01/2010    to  12/31/2010       19.222868        23.652594            0.0000
  01/01/2011    to  12/31/2011       23.652594        22.327704            0.0000
  01/01/2012    to  12/31/2012       22.327704        25.099613            0.0000
  01/01/2013    to  12/31/2013       25.099613        32.058677          234.4205
============   ==== ==========       =========        =========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.448459        11.942952       57,561.5874
  01/01/2005    to  12/31/2005       11.942952        12.674847       35,490.0774
  01/01/2006    to  12/31/2006       12.674847        14.186639       32,083.1735
  01/01/2007    to  12/31/2007       14.186639        15.443604       26,980.6352
  01/01/2008    to  12/31/2008       15.443604         9.274377       28,117.2900
  01/01/2009    to  12/31/2009        9.274377        12.165200       27,741.0100
  01/01/2010    to  12/31/2010       12.165200        15.046688       22,530.9123
  01/01/2011    to  12/31/2011       15.046688        14.589864       20,954.9619
  01/01/2012    to  12/31/2012       14.589864        16.906449       17,675.1823
  01/01/2013    to  12/31/2013       16.906449        23.229758       14,981.3020
============   ==== ==========       =========        =========       ===========
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.900094        10.326787          577.7997
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037806         8.915497        1,716.0188
  01/01/2009    to  12/31/2009        8.915497         9.798318        2,342.4900
  01/01/2010    to  12/31/2010        9.798318        10.190266        2,360.6821
  01/01/2011    to  12/31/2011       10.190266        10.567275        2,807.7362
  01/01/2012    to  12/31/2012       10.567275        10.866096        2,323.2500
  01/01/2013    to  04/26/2013       10.866096        10.837429            0.0000
============   ==== ==========       =========        =========       ===========
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012668         1.045714            0.0000
  01/01/2013    to  12/31/2013        1.045714         1.137625       58,019.6874
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356        10.297910        2,758.2841
  01/01/2007    to  12/31/2007       10.297910        12.904282        2,749.4513
  01/01/2008    to  12/31/2008       12.904282         7.682330        5,959.4567
  01/01/2009    to  12/31/2009        7.682330        10.603918        5,943.0800
  01/01/2010    to  12/31/2010       10.603918        12.682146        7,482.4861
  01/01/2011    to  12/31/2011       12.682146        12.247188        7,463.1480
  01/01/2012    to  12/31/2012       12.247188        14.035860        6,876.7644
  01/01/2013    to  12/31/2013       14.035860        16.114477        5,894.9539
============   ==== ==========       =========        =========       ===========
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.872127        16.827533       68,536.8793
  01/01/2005    to  12/31/2005       16.827533        16.741568       41,825.0854
  01/01/2006    to  12/31/2006       16.741568        17.912204       35,750.0599
  01/01/2007    to  12/31/2007       17.912204        18.705553       34,798.0264
  01/01/2008    to  12/31/2008       18.705553        14.923321       24,624.9274
  01/01/2009    to  12/31/2009       14.923321        20.007071       18,825.9000
  01/01/2010    to  12/31/2010       20.007071        22.153767       17,194.7035
  01/01/2011    to  12/31/2011       22.153767        22.684442       16,282.9850
  01/01/2012    to  12/31/2012       22.684442        25.111551       11,818.7734
  01/01/2013    to  12/31/2013       25.111551        26.578323       10,967.1454
============   ==== ==========       =========        =========       ===========
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997261        10.181299            0.0000
  01/01/2011    to  12/31/2011       10.181299        10.180537          394.1451
  01/01/2012    to  12/31/2012       10.180537        10.709371            0.0000
  01/01/2013    to  12/31/2013       10.709371        10.900011            0.0000
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987262         9.727420          410.4839
  01/01/2012    to  12/31/2012        9.727420         9.953100        7,825.6139
  01/01/2013    to  12/31/2013        9.953100         9.869255        7,780.8423
============   ==== ==========       =========        =========       ===========
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.611301         7.777635       18,278.4033
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997808        10.853388            0.0000
  01/01/2010    to  12/31/2010       10.853388        12.079303            0.0000
  01/01/2011    to  12/31/2011       12.079303        11.801459            0.0000
  01/01/2012    to  12/31/2012       11.801459        13.219191            0.0000
  01/01/2013    to  12/31/2013       13.219191        13.091853            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.940860        10.360267        9,686.5787
  01/01/2013    to  12/31/2013       10.360267        11.613593       10,932.0677
============   ==== ==========       =========        =========       ===========
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.076581         1.121167            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356        10.436370            0.0000
  01/01/2007    to  12/31/2007       10.436370        13.974426        1,827.1664
  01/01/2008    to  12/31/2008       13.974426         6.090664        3,825.1409
  01/01/2009    to  12/31/2009        6.090664        10.086302        4,211.6900
  01/01/2010    to  12/31/2010       10.086302        12.225625        4,122.4799
  01/01/2011    to  12/31/2011       12.225625         9.742423        4,319.1624
  01/01/2012    to  12/31/2012        9.742423        11.352861        2,499.5542
  01/01/2013    to  12/31/2013       11.352861        10.573731        3,772.8956
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.354589        10.962337       54,327.5799
  01/01/2005    to  12/31/2005       10.962337        12.510627       34,777.9654
  01/01/2006    to  12/31/2006       12.510627        15.521265       33,235.5079
  01/01/2007    to  12/31/2007       15.521265        17.234173       27,961.0586
  01/01/2008    to  12/31/2008       17.234173         9.735436       26,164.1498
  01/01/2009    to  12/31/2009        9.735436        12.554887       20,778.3200
  01/01/2010    to  12/31/2010       12.554887        13.709977       13,186.0946
  01/01/2011    to  12/31/2011       13.709977        11.999062       11,783.9618
  01/01/2012    to  12/31/2012       11.999062        13.725179       11,602.7988
  01/01/2013    to  12/31/2013       13.725179        16.044248        9,507.9820
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.394134        11.105815       93,839.0293
  01/01/2005    to  12/31/2005       11.105815        11.037506       50,658.5510
  01/01/2006    to  12/31/2006       11.037506        10.861386       33,384.9054
  01/01/2007    to  12/31/2007       10.861386        11.794665       29,563.9404
  01/01/2008    to  12/31/2008       11.794665        10.764035       20,235.7624
  01/01/2009    to  12/31/2009       10.764035        12.455274       15,914.5500
  01/01/2010    to  12/31/2010       12.455274        13.156218       16,670.7439
  01/01/2011    to  12/31/2011       13.156218        14.333217       17,377.3244
  01/01/2012    to  12/31/2012       14.333217        15.330776       16,867.0314
  01/01/2013    to  12/31/2013       15.330776        13.633363        8,926.1498
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.511554        11.844988      138,041.2961
  01/01/2005    to  12/31/2005       11.844988        11.872043      116,827.9137
  01/01/2006    to  12/31/2006       11.872043        12.163353      111,539.2523
  01/01/2007    to  12/31/2007       12.163353        12.823035      115,633.6858
  01/01/2008    to  12/31/2008       12.823035        12.619976      109,416.1020
  01/01/2009    to  12/31/2009       12.619976        14.600343       48,628.7900
  01/01/2010    to  12/31/2010       14.600343        15.480609       48,117.5837
  01/01/2011    to  12/31/2011       15.480609        15.655875       45,162.1858
  01/01/2012    to  12/31/2012       15.655875        16.766859       41,755.7668
  01/01/2013    to  12/31/2013       16.766859        16.120048       32,927.7952
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.225970        14.929413            0.0000
  01/01/2010    to  12/31/2010       14.929413        16.965327            0.0000
  01/01/2011    to  12/31/2011       16.965327        15.819821            0.0000
  01/01/2012    to  12/31/2012       15.819821        17.113970            0.0000
  01/01/2013    to  12/31/2013       17.113970        22.262962          233.5468
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.691517        12.231830        2,025.1689
  01/01/2011    to  12/31/2011       12.231830        12.404789        3,263.8794
  01/01/2012    to  12/31/2012       12.404789        13.550610          598.5270
  01/01/2013    to  12/31/2013       13.550610        13.469683        1,320.2512
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.707623        10.829490            0.0000
  01/01/2013    to  12/31/2013       10.829490        10.135290            0.0000
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214422        10.708064        3,949.1004
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010646         1.063752       12,125.1813
  01/01/2013    to  12/31/2013        1.063752         1.148116       38,603.3563
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.249570         8.405373            0.0000
  01/01/2009    to  12/31/2009        8.405373        10.289380            0.0000
  01/01/2010    to  12/31/2010       10.289380        11.320128            0.0000
  01/01/2011    to  12/31/2011       11.320128        11.214183        5,982.4755
  01/01/2012    to  12/31/2012       11.214183        12.402856           98.5983
  01/01/2013    to  12/31/2013       12.402856        13.729403          119.3842
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.638337         7.706026            0.0000
  01/01/2009    to  12/31/2009        7.706026         9.751421            0.0000
  01/01/2010    to  12/31/2010        9.751421        10.911342            0.0000
  01/01/2011    to  12/31/2011       10.911342        10.467993          393.0073
  01/01/2012    to  12/31/2012       10.467993        11.801962          104.4403
  01/01/2013    to  12/31/2013       11.801962        13.658977          121.3784
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.464964        46.885921       39,259.4652
  01/01/2005    to  12/31/2005       46.885921        47.518965       20,457.2287
  01/01/2006    to  12/31/2006       47.518965        54.864963       19,189.0896
  01/01/2007    to  12/31/2007       54.864963        55.773897       19,022.8501
  01/01/2008    to  12/31/2008       55.773897        34.804809       18,419.7450
  01/01/2009    to  12/31/2009       34.804809        40.390398       15,814.4000
  01/01/2010    to  12/31/2010       40.390398        46.329072       14,171.9688
  01/01/2011    to  12/31/2011       46.329072        43.592251       14,888.7202
  01/01/2012    to  12/31/2012       43.592251        50.405995       11,536.3876
  01/01/2013    to  12/31/2013       50.405995        66.096200       11,140.1748
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.036086         6.970762       59,303.0571
  01/01/2005    to  12/31/2005        6.970762         7.832612       48,954.5280
  01/01/2006    to  12/31/2006        7.832612         8.151187       44,819.1091
  01/01/2007    to  12/31/2007        8.151187         9.398020       40,749.5257
  01/01/2008    to  12/31/2008        9.398020         5.549820       40,350.0734
  01/01/2009    to  12/31/2009        5.549820         7.913590       37,206.1600
  01/01/2010    to  12/31/2010        7.913590         9.904407       29,116.9875
  01/01/2011    to  12/31/2011        9.904407         9.548701       25,274.6753
  01/01/2012    to  12/31/2012        9.548701        10.639199       18,801.3708
  01/01/2013    to  12/31/2013       10.639199        14.243294       16,889.8959
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.366509        14.093881       67,854.5964
  01/01/2005    to  12/31/2005       14.093881        15.954074       47,591.4425
  01/01/2006    to  12/31/2006       15.954074        17.692495       34,113.6584
  01/01/2007    to  12/31/2007       17.692495        16.816338       31,107.5482
  01/01/2008    to  12/31/2008       16.816338        11.566752       27,819.8089
  01/01/2009    to  12/31/2009       11.566752        14.336602       26,432.3700
  01/01/2010    to  12/31/2010       14.336602        16.849091       25,726.9517
  01/01/2011    to  12/31/2011       16.849091        15.032126       25,868.0695
  01/01/2012    to  12/31/2012       15.032126        17.383033       19,968.5968
  01/01/2013    to  12/31/2013       17.383033        22.567656       17,498.5615
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.884348         9.710339        2,027.8299
============   ==== ==========       =========        =========       ===========
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087803         6.029928            0.0000
  01/01/2009    to  12/31/2009        6.029928         8.425916            0.0000
  01/01/2010    to  12/31/2010        8.425916         8.828474            0.0000
  01/01/2011    to  12/31/2011        8.828474         7.417695          150.2405
  01/01/2012    to  12/31/2012        7.417695         8.538152          976.2790
  01/01/2013    to  04/26/2013        8.538152         8.838384            0.0000
============   ==== ==========       =========        =========       ===========
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.537644        13.957331            0.0000
  01/01/2010    to  12/31/2010       13.957331        14.454054            0.0000
  01/01/2011    to  12/31/2011       14.454054        15.181713        1,658.7384
  01/01/2012    to  12/31/2012       15.181713        15.412671            0.0000
  01/01/2013    to  12/31/2013       15.412671        14.719144            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.740285         9.803847        3,097.1410
  01/01/2006    to  12/31/2006        9.803847        10.047619       18,744.6900
  01/01/2007    to  12/31/2007       10.047619        10.321710        2,918.7384
  01/01/2008    to  12/31/2008       10.321710        10.379732       10,147.4692
  01/01/2009    to  12/31/2009       10.379732        10.199956       40,277.6200
  01/01/2010    to  12/31/2010       10.199956         9.997974       37,663.7614
  01/01/2011    to  12/31/2011        9.997974         9.800529       22,657.8313
  01/01/2012    to  12/31/2012        9.800529         9.605404       65,935.5534
  01/01/2013    to  12/31/2013        9.605404         9.415196       28,903.6971
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.881184         9.747102       12,492.9116
  01/01/2005    to  04/30/2005        9.747102         9.740779            0.0000
============   ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.619550        11.672528      153,950.0918
  01/01/2005    to  12/31/2005       11.672528        12.601842       92,005.2372
  01/01/2006    to  12/31/2006       12.601842        14.132531       74,754.4337
  01/01/2007    to  12/31/2007       14.132531        14.465062       67,513.0736
  01/01/2008    to  12/31/2008       14.465062         8.583353       59,983.3763
  01/01/2009    to  12/31/2009        8.583353        11.091179       45,068.8500
  01/01/2010    to  12/31/2010       11.091179        12.156371       45,489.7512
  01/01/2011    to  12/31/2011       12.156371        11.418134       40,072.4781
  01/01/2012    to  12/31/2012       11.418134        12.612316       34,257.4190
  01/01/2013    to  12/31/2013       12.612316        16.507681       27,557.9155
============   ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.231304        16.896737        1,752.0241
============   ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998356        11.070369       11,978.0632
  01/01/2005    to  12/31/2005       11.070369        12.084285        5,688.5853
  01/01/2006    to  12/31/2006       12.084285        12.564869        3,027.6685
  01/01/2007    to  12/31/2007       12.564869        15.288651        2,807.4339
  01/01/2008    to  12/31/2008       15.288651         7.747284        2,979.8496
  01/01/2009    to  12/31/2009        7.747284        11.175558        2,979.6400
  01/01/2010    to  12/31/2010       11.175558        13.930018        3,082.9211
  01/01/2011    to  12/31/2011       13.930018        12.635321        2,230.6393
  01/01/2012    to  12/31/2012       12.635321        13.129269        1,735.2828
  01/01/2013    to  04/26/2013       13.129269        14.140083            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.658301        10.312638       57,329.7716
  01/01/2005    to  12/31/2005       10.312638        11.477507       24,617.5534
  01/01/2006    to  12/31/2006       11.477507        11.534778       21,951.5352
  01/01/2007    to  12/31/2007       11.534778        12.592692       21,974.2301
  01/01/2008    to  12/31/2008       12.592692         7.831644       22,252.9952
  01/01/2009    to  12/31/2009        7.831644        10.713698       23,808.7500
  01/01/2010    to  12/31/2010       10.713698        11.689801       19,196.3025
  01/01/2011    to  12/31/2011       11.689801        11.484204       16,954.0968
  01/01/2012    to  12/31/2012       11.484204        13.006730       39,608.7326
  01/01/2013    to  12/31/2013       13.006730        17.432343       34,290.5395
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563658         9.973841            0.0000
  01/01/2008    to  12/31/2008        9.973841         5.688793            0.0000
  01/01/2009    to  12/31/2009        5.688793         6.872659          625.6600
  01/01/2010    to  12/31/2010        6.872659         7.773042          644.4267
  01/01/2011    to  12/31/2011        7.773042         7.326859          650.2110
  01/01/2012    to  12/31/2012        7.326859         8.091096          626.4780
  01/01/2013    to  04/26/2013        8.091096         8.678653            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.849613         8.186475      171,216.7095
  01/01/2005    to  12/31/2005        8.186475         8.403139       91,948.5743
  01/01/2006    to  12/31/2006        8.403139         8.864521       78,934.7952
  01/01/2007    to  12/31/2007        8.864521         9.929508       71,711.9768
  01/01/2008    to  12/31/2008        9.929508         5.261155       64,679.0512
  01/01/2009    to  12/31/2009        5.261155         7.410726       51,965.1700
  01/01/2010    to  12/31/2010        7.410726         7.946640       43,832.6440
  01/01/2011    to  12/31/2011        7.946640         7.682062       42,362.0690
  01/01/2012    to  04/27/2012        7.682062         8.625430            0.0000
============   ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.778783        14.808845       74,111.3091
  01/01/2005    to  12/31/2005       14.808845        15.925655       44,092.0624
  01/01/2006    to  12/31/2006       15.925655        17.511568       32,906.1501
  01/01/2007    to  12/31/2007       17.511568        15.948596       28,640.2936
  01/01/2008    to  12/31/2008       15.948596         8.420158       30,902.7667
  01/01/2009    to  12/31/2009        8.420158        11.653666       26,254.1400
  01/01/2010    to  12/31/2010       11.653666        13.109090       23,237.3990
  01/01/2011    to  12/31/2011       13.109090        13.684065       20,155.4622
  01/01/2012    to  12/31/2012       13.684065        14.964991       18,215.1137
  01/01/2013    to  12/31/2013       14.964991        20.024233       14,642.6003
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063937        10.125586            0.0000
  01/01/2009    to  12/31/2009       10.125586        14.164750          910.5000
  01/01/2010    to  12/31/2010       14.164750        17.020935            0.0000
  01/01/2011    to  12/31/2011       17.020935        13.972768            0.0000
  01/01/2012    to  12/31/2012       13.972768        16.146662            0.0000
  01/01/2013    to  12/31/2013       16.146662        20.195652          215.3582
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.508340        13.046762            0.0000
  01/01/2010    to  12/31/2010       13.046762        16.103205            0.0000
  01/01/2011    to  12/31/2011       16.103205        15.431453          274.7071
  01/01/2012    to  12/31/2012       15.431453        17.735810           70.4651
  01/01/2013    to  12/31/2013       17.735810        23.078772          584.3575
============   ==== ==========       =========        =========       ===========
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.314288        11.148694       26,460.3400
  01/01/2005    to  12/31/2005       11.148694        11.406769       41,035.6655
  01/01/2006    to  12/31/2006       11.406769        12.879559       41,312.2018
  01/01/2007    to  12/31/2007       12.879559        13.251129       41,675.5899
  01/01/2008    to  12/31/2008       13.251129         8.148526       20,318.7527
  01/01/2009    to  12/31/2009        8.148526        10.057496       20,470.5700
  01/01/2010    to  12/31/2010       10.057496        11.287000       15,439.5609
  01/01/2011    to  12/31/2011       11.287000        11.244884        8,213.9350
  01/01/2012    to  12/31/2012       11.244884        12.721523        7,240.0956
  01/01/2013    to  12/31/2013       12.721523        16.422447        5,865.1009
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.292937        20.124260          311.5803
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997808         6.572875            0.0000
  01/01/2009    to  12/31/2009        6.572875         8.045953          529.5400
  01/01/2010    to  12/31/2010        8.045953         8.756087          550.9493
  01/01/2011    to  12/31/2011        8.756087         8.536112          568.5792
  01/01/2012    to  12/31/2012        8.536112         9.530503          543.1854
  01/01/2013    to  04/26/2013        9.530503        10.419926            0.0000
============   ==== ==========       =========        =========       ===========
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.665085        11.122151            0.0000
  01/01/2010    to  12/31/2010       11.122151        11.748533            0.0000
  01/01/2011    to  12/31/2011       11.748533        10.059120            0.0000
  01/01/2012    to  12/31/2012       10.059120        11.627628            0.0000
  01/01/2013    to  12/31/2013       11.627628        13.840718            0.0000
============   ==== ==========       =========        =========       ===========
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       15.399773        19.153339       10,133.1236
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.866859        13.306444       27,809.2191
  01/01/2005    to  12/31/2005       13.306444        14.094875       19,662.4351
  01/01/2006    to  12/31/2006       14.094875        15.844132       17,492.7856
  01/01/2007    to  12/31/2007       15.844132        15.107798       16,118.8973
  01/01/2008    to  12/31/2008       15.107798         9.136124       15,902.8562
  01/01/2009    to  12/31/2009        9.136124        12.247304       14,261.5900
  01/01/2010    to  12/31/2010       12.247304        14.749193       13,371.4273
  01/01/2011    to  12/31/2011       14.749193        13.694886       13,075.0620
  01/01/2012    to  12/31/2012       13.694886        14.131751       10,707.2179
  01/01/2013    to  04/26/2013       14.131751        15.293514            0.0000
============   ==== ==========       =========        =========       ===========
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.741240        13.168600            0.0000
  01/01/2010    to  12/31/2010       13.168600        16.334612            0.0000
  01/01/2011    to  12/31/2011       16.334612        15.318802        1,905.7030
  01/01/2012    to  12/31/2012       15.318802        17.407992           70.8051
  01/01/2013    to  12/31/2013       17.407992        23.568232       18,464.5976
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.659429         8.374812        7,492.1612
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.533561         4.251921       45,311.2102
  01/01/2005    to  12/31/2005        4.251921         4.627103       29,125.9559
  01/01/2006    to  12/31/2006        4.627103         4.778214       26,879.0961
  01/01/2007    to  12/31/2007        4.778214         6.159452       21,835.1960
  01/01/2008    to  12/31/2008        6.159452         3.353429       16,626.0517
  01/01/2009    to  12/31/2009        3.353429         5.225583       16,980.5600
  01/01/2010    to  12/31/2010        5.225583         6.540548       17,575.9276
  01/01/2011    to  12/31/2011        6.540548         5.776871       17,122.1349
  01/01/2012    to  12/31/2012        5.776871         6.348021       12,428.1974
  01/01/2013    to  04/26/2013        6.348021         6.625610            0.0000
============   ==== ==========       =========        =========       ===========
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.591951        14.683617            0.0000
  01/01/2010    to  12/31/2010       14.683617        18.570599            0.0000
  01/01/2011    to  12/31/2011       18.570599        15.168094            0.0000
  01/01/2012    to  12/31/2012       15.168094        15.249441            0.0000
  01/01/2013    to  12/31/2013       15.249441        16.555054          200.1650
============   ==== ==========       =========        =========       ===========

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222        14.763172            0.0000
  01/01/2006    to  12/31/2006       14.763172        15.038163           35.1964
  01/01/2007    to  12/31/2007       15.038163        15.333285           53.0323
  01/01/2008    to  12/31/2008       15.333285        14.948873           52.9161
  01/01/2009    to  12/31/2009       14.948873        15.250768           52.7900
  01/01/2010    to  12/31/2010       15.250768        15.769877           30.6429
  01/01/2011    to  12/31/2011       15.769877        16.272444          272.0090
  01/01/2012    to  12/31/2012       16.272444        16.434607            0.0000
  01/01/2013    to  12/31/2013       16.434607        15.963339          358.4799
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299291        10.681379       50,889.6879
  01/01/2005    to  12/31/2005       10.681379        11.557321      204,623.8015
  01/01/2006    to  12/31/2006       11.557321        12.875254      221,223.5060
  01/01/2007    to  12/31/2007       12.875254        12.983219      216,091.0039
  01/01/2008    to  12/31/2008       12.983219         7.531553      200,283.8844
  01/01/2009    to  12/31/2009        7.531553         9.792493      192,158.1400
  01/01/2010    to  12/31/2010        9.792493        11.182620      188,034.1882
  01/01/2011    to  12/31/2011       11.182620        10.328480      178,419.0418
  01/01/2012    to  12/31/2012       10.328480        11.817735      167,302.3187
  01/01/2013    to  12/31/2013       11.817735        15.001852      155,736.5339
============   ==== ==========       =========        =========      ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099490        10.385557      136,592.1743
  01/01/2005    to  12/31/2005       10.385557        10.905523      464,762.8098
  01/01/2006    to  12/31/2006       10.905523        11.970617      633,308.9436
  01/01/2007    to  12/31/2007       11.970617        12.305159      616,624.2159
  01/01/2008    to  12/31/2008       12.305159         8.208898      579,002.4167
  01/01/2009    to  12/31/2009        8.208898        10.326377      519,430.4500
  01/01/2010    to  12/31/2010       10.326377        11.497127      471,304.5773
  01/01/2011    to  12/31/2011       11.497127        11.078030      400,460.1704
  01/01/2012    to  12/31/2012       11.078030        12.370158      372,442.7624
  01/01/2013    to  12/31/2013       12.370158        14.479841      348,485.2378
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939649        10.101868       14,945.8261
  01/01/2005    to  12/31/2005       10.101868        10.345995      119,666.9780
  01/01/2006    to  12/31/2006       10.345995        11.016462       59,384.7414
  01/01/2007    to  12/31/2007       11.016462        11.436295       56,696.8388
  01/01/2008    to  12/31/2008       11.436295         8.894345       76,512.9820
  01/01/2009    to  12/31/2009        8.894345        10.715424      101,434.9600
  01/01/2010    to  12/31/2010       10.715424        11.648442      113,629.2759
  01/01/2011    to  12/31/2011       11.648442        11.621002      103,008.5401
  01/01/2012    to  12/31/2012       11.621002        12.632521       98,806.3978
  01/01/2013    to  12/31/2013       12.632521        13.506656       98,808.6225
============   ==== ==========       =========        =========      ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239351        10.596336      302,812.7407
  01/01/2005    to  12/31/2005       10.596336        11.334900      592,279.2799
  01/01/2006    to  12/31/2006       11.334900        12.621582      871,871.2044
  01/01/2007    to  12/31/2007       12.621582        12.952034      781,362.9324
  01/01/2008    to  12/31/2008       12.952034         7.887466      702,511.9448
  01/01/2009    to  12/31/2009        7.887466        10.058265      605,284.8600
  01/01/2010    to  12/31/2010       10.058265        11.386377      565,570.2824
  01/01/2011    to  12/31/2011       11.386377        10.729021      537,647.4342
  01/01/2012    to  12/31/2012       10.729021        12.168568      521,313.9852
  01/01/2013    to  12/31/2013       12.168568        15.018680      508,815.3866
============   ==== ==========       =========        =========      ============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997808         7.004605        3,679.0925
  01/01/2009    to  12/31/2009        7.004605         8.826238       20,449.3900
  01/01/2010    to  12/31/2010        8.826238         9.520666       19,927.7759
  01/01/2011    to  12/31/2011        9.520666         9.168219       18,552.3401
  01/01/2012    to  12/31/2012        9.168219        10.434630       15,063.5756
  01/01/2013    to  04/26/2013       10.434630        11.212040            0.0000
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009579        10.222004       23,895.0235
  01/01/2005    to  12/31/2005       10.222004        10.602593       49,051.8261
  01/01/2006    to  12/31/2006       10.602593        11.456660       49,197.6711
  01/01/2007    to  12/31/2007       11.456660        11.925566      137,663.7950
  01/01/2008    to  12/31/2008       11.925566         8.600426      206,000.6764
  01/01/2009    to  12/31/2009        8.600426        10.629271      262,745.3300
  01/01/2010    to  12/31/2010       10.629271        11.710789      244,860.2196
  01/01/2011    to  12/31/2011       11.710789        11.465977      226,104.4319
  01/01/2012    to  12/31/2012       11.465977        12.630638      228,426.8165
  01/01/2013    to  12/31/2013       12.630638        14.141787      213,696.0138
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.152523        10.453468            0.0000
  01/01/2013    to  12/31/2013       10.453468        11.382887        8,397.9731
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753         6.980314       57,659.3204
  01/01/2009    to  12/31/2009        6.980314         8.844211       89,315.9800
  01/01/2010    to  12/31/2010        8.844211         9.718562      101,420.2633
  01/01/2011    to  12/31/2011        9.718562         9.319201       76,297.0283
  01/01/2012    to  12/31/2012        9.319201        10.364233       74,867.5930
  01/01/2013    to  12/31/2013       10.364233        12.035729       36,862.8208
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754         6.331349       13,510.8094
  01/01/2009    to  12/31/2009        6.331349         8.314334       30,712.6600
  01/01/2010    to  12/31/2010        8.314334         9.244030       19,680.8933
  01/01/2011    to  12/31/2011        9.244030         8.628175       18,371.0582
  01/01/2012    to  12/31/2012        8.628175         9.817988       18,138.8479
  01/01/2013    to  12/31/2013        9.817988        12.033942       56,720.1744
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754         5.733881       14,187.7832
  01/01/2009    to  12/31/2009        5.733881         7.802145       34,246.9800
  01/01/2010    to  12/31/2010        7.802145         9.044777       36,626.9445
  01/01/2011    to  12/31/2011        9.044777         8.453840       15,794.3778
  01/01/2012    to  12/31/2012        8.453840         9.723437       15,506.9204
  01/01/2013    to  12/31/2013        9.723437        12.363621       13,937.3894
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752         7.651043       19,683.2899
  01/01/2009    to  12/31/2009        7.651043         9.249565       40,936.5300
  01/01/2010    to  12/31/2010        9.249565         9.959711       34,353.3452
  01/01/2011    to  12/31/2011        9.959711         9.776712       33,765.3108
  01/01/2012    to  12/31/2012        9.776712        10.615421       86,747.2136
  01/01/2013    to  12/31/2013       10.615421        11.806193       87,233.1561
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.078638        11.433469        4,372.4623
  01/01/2013    to  12/31/2013       11.433469        10.821573        3,317.9421
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.909069        10.185425        4,774.4628
  01/01/2013    to  12/31/2013       10.185425        11.007432        3,622.9924
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381        11.607839            0.0000
  01/01/2009    to  12/31/2009       11.607839        16.677546        6,698.0000
  01/01/2010    to  12/31/2010       16.677546        18.916374       11,890.4363
  01/01/2011    to  12/31/2011       18.916374        18.967888        4,097.8195
  01/01/2012    to  12/31/2012       18.967888        21.655009        8,716.2814
  01/01/2013    to  12/31/2013       21.655009        23.195767       10,642.9732
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        12.777839       29,159.8348
  01/01/2005    to  12/31/2005       12.777839        14.182623       30,872.6490
  01/01/2006    to  12/31/2006       14.182623        19.117954       27,608.8524
  01/01/2007    to  12/31/2007       19.117954        15.917430       17,656.9405
  01/01/2008    to  12/31/2008       15.917430         9.094890       12,744.1460
  01/01/2009    to  12/31/2009        9.094890        12.005300       14,619.5000
  01/01/2010    to  12/31/2010       12.005300        13.656337       12,853.6570
  01/01/2011    to  12/31/2011       13.656337        12.632295       30,465.1240
  01/01/2012    to  12/31/2012       12.632295        15.590890       30,480.4904
  01/01/2013    to  12/31/2013       15.590890        15.816081       31,453.0316
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        6.592476         7.003478      283,004.8534
  01/01/2005    to  12/31/2005        7.003478         7.793346      253,898.2606
  01/01/2006    to  12/31/2006        7.793346         7.502875      226,031.8420
  01/01/2007    to  12/31/2007        7.502875         7.516415      196,045.5408
  01/01/2008    to  12/31/2008        7.516415         4.487781      127,644.5236
  01/01/2009    to  12/31/2009        4.487781         5.845942      120,917.2300
  01/01/2010    to  12/31/2010        5.845942         7.089778      112,486.3703
  01/01/2011    to  12/31/2011        7.089778         7.171781      103,393.0913
  01/01/2012    to  12/31/2012        7.171781         8.325782       98,195.4988
  01/01/2013    to  12/31/2013        8.325782        11.876631       91,996.2979
============   ==== ==========       =========        =========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE
THAT LEGG
 MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176            0.0000
  01/01/2006    to  12/31/2006       10.614176        11.083909        1,743.8763
  01/01/2007    to  12/31/2007       11.083909        10.216408        3,288.4347
  01/01/2008    to  12/31/2008       10.216408         4.542073        3,449.1876
  01/01/2009    to  12/31/2009        4.542073         6.139525       12,896.0100
  01/01/2010    to  12/31/2010        6.139525         6.456202       12,964.3517
  01/01/2011    to  04/29/2011        6.456202         6.850412            0.0000
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       125.926993       128.945415           0.0000
  01/01/2011    to  12/31/2011       128.945415       116.801881           0.0000
  01/01/2012    to  12/31/2012       116.801881       140.182768           0.0000
  01/01/2013    to  12/31/2013       140.182768       176.873069           0.0000
============   ==== ==========       ==========       ==========     ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004         9.998315        11.919714      29,794.7616
  01/01/2005    to  12/31/2005        11.919714        13.142639      37,366.2615
  01/01/2006    to  12/31/2006        13.142639        14.897265      56,504.7705
  01/01/2007    to  12/31/2007        14.897265        15.045233      50,734.2491
  01/01/2008    to  12/31/2008        15.045233         9.421654      45,271.9452
  01/01/2009    to  12/31/2009         9.421654        12.212179      40,584.5200
  01/01/2010    to  12/31/2010        12.212179        14.863866      41,112.5701
  01/01/2011    to  12/31/2011        14.863866        13.646317      36,358.8634
  01/01/2012    to  12/31/2012        13.646317        15.790043      29,352.9525
  01/01/2013    to  12/31/2013        15.790043        20.520707      27,717.4490
============   ==== ==========       ==========       ==========     ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        11.586477        13.680486     168,476.9573
  01/01/2005    to  12/31/2005        13.680486        15.311936     154,556.2620
  01/01/2006    to  12/31/2006        15.311936        19.330066     146,514.7975
  01/01/2007    to  12/31/2007        19.330066        18.723852     126,635.3246
  01/01/2008    to  12/31/2008        18.723852        10.843216      83,339.9282
  01/01/2009    to  12/31/2009        10.843216        16.472555      79,704.6700
  01/01/2010    to  12/31/2010        16.472555        18.788477      74,512.6114
  01/01/2011    to  12/31/2011        18.788477        15.783629      78,145.3867
  01/01/2012    to  12/31/2012        15.783629        19.984811      74,628.0154
  01/01/2013    to  12/31/2013        19.984811        25.549173      68,272.3624
============   ==== ==========       ==========       ==========     ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.010605         1.043317      46,263.5041
  01/01/2013    to  12/31/2013         1.043317         1.041170      70,658.3000
============   ==== ==========       ==========       ==========     ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.998315        10.430310        1,400.1505
  01/01/2006    to  12/31/2006       10.430310        11.859735        8,088.7758
  01/01/2007    to  12/31/2007       11.859735        11.328245       11,122.7092
  01/01/2008    to  12/31/2008       11.328245         7.112139        8,578.9244
  01/01/2009    to  12/31/2009        7.112139         8.819300        7,951.7300
  01/01/2010    to  12/31/2010        8.819300         9.923869       12,288.0352
  01/01/2011    to  12/31/2011        9.923869         9.578696       10,192.5939
  01/01/2012    to  12/31/2012        9.578696        11.113050        6,020.2183
  01/01/2013    to  12/31/2013       11.113050        14.740609        8,165.7138
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.493600        15.410831            0.0000
  01/01/2009    to  12/31/2009       15.410831        19.104291        3,791.0900
  01/01/2010    to  12/31/2010       19.104291        23.494954        3,765.7542
  01/01/2011    to  12/31/2011       23.494954        22.167824          721.4174
  01/01/2012    to  12/31/2012       22.167824        24.907361          473.4893
  01/01/2013    to  12/31/2013       24.907361        31.797227        1,504.4013
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.435723        11.923685      124,361.7777
  01/01/2005    to  12/31/2005       11.923685        12.648094      117,834.8457
  01/01/2006    to  12/31/2006       12.648094        14.149636       98,558.1937
  01/01/2007    to  12/31/2007       14.149636        15.395578       78,475.8430
  01/01/2008    to  12/31/2008       15.395578         9.240888       54,806.5491
  01/01/2009    to  12/31/2009        9.240888        12.115212       50,197.0200
  01/01/2010    to  12/31/2010       12.115212        14.977377       49,621.3780
  01/01/2011    to  12/31/2011       14.977377        14.515408       40,492.5668
  01/01/2012    to  12/31/2012       14.515408        16.811721       39,446.4404
  01/01/2013    to  12/31/2013       16.811721        23.088062       37,788.0355
============   ==== ==========       =========        =========      ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.872790        10.297447        3,284.3397
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.037751         8.912431        1,657.4399
  01/01/2009    to  12/31/2009        8.912431         9.790053        6,156.6100
  01/01/2010    to  12/31/2010        9.790053        10.176582        6,935.9090
  01/01/2011    to  12/31/2011       10.176582        10.547825        4,051.8321
  01/01/2012    to  12/31/2012       10.547825        10.840645        3,842.4804
  01/01/2013    to  04/26/2013       10.840645        10.811986            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012660         1.045354            0.0000
  01/01/2013    to  12/31/2013        1.045354         1.136665            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.294456        1,393.9570
  01/01/2007    to  12/31/2007       10.294456        12.893478        1,880.2115
  01/01/2008    to  12/31/2008       12.893478         7.672041       13,436.9718
  01/01/2009    to  12/31/2009        7.672041        10.584426        1,791.4700
  01/01/2010    to  12/31/2010       10.584426        12.652514        2,200.9857
  01/01/2011    to  12/31/2011       12.652514        12.212475        3,838.2788
  01/01/2012    to  12/31/2012       12.212475        13.989045       32,495.4844
  01/01/2013    to  12/31/2013       13.989045        16.052704       32,554.5565
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       15.815460        16.759052      179,476.4777
  01/01/2005    to  12/31/2005       16.759052        16.665125      178,125.3743
  01/01/2006    to  12/31/2006       16.665125        17.821527      148,889.0881
  01/01/2007    to  12/31/2007       17.821527        18.601507       97,987.5195
  01/01/2008    to  12/31/2008       18.601507        14.832868       85,617.5274
  01/01/2009    to  12/31/2009       14.832868        19.875873       65,864.6100
  01/01/2010    to  12/31/2010       19.875873        21.997497       60,180.4709
  01/01/2011    to  12/31/2011       21.997497        22.513197       52,811.8570
  01/01/2012    to  12/31/2012       22.513197        24.909463       47,982.7627
  01/01/2013    to  12/31/2013       24.909463        26.351252       45,801.0658
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855            0.0000
  01/01/2011    to  12/31/2011       10.177855        10.172019        2,130.8445
  01/01/2012    to  12/31/2012       10.172019        10.695033        4,061.2704
  01/01/2013    to  12/31/2013       10.695033        10.879977        6,811.4544
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987193         9.724128        3,696.9764
  01/01/2012    to  12/31/2012        9.724128         9.944730        3,600.0170
  01/01/2013    to  12/31/2013        9.944730         9.856026        8,327.9703
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  11/19/2004        7.584109         7.746419       53,311.1923
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997754        10.849747            0.0000
  01/01/2010    to  12/31/2010       10.849747        12.069219            0.0000
  01/01/2011    to  12/31/2011       12.069219        11.785726            0.0000
  01/01/2012    to  12/31/2012       11.785726        13.194934            0.0000
  01/01/2013    to  12/31/2013       13.194934        13.061296            0.0000
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.935849        10.351571       21,773.8357
  01/01/2013    to  12/31/2013       10.351571        11.598045       20,197.0832
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        1.076318         1.120516            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.432867          889.1976
  01/01/2007    to  12/31/2007       10.432867        13.962722       10,568.8972
  01/01/2008    to  12/31/2008       13.962722         6.082499        9,477.6283
  01/01/2009    to  12/31/2009        6.082499        10.067748       13,738.5200
  01/01/2010    to  12/31/2010       10.067748        12.197046        7,648.0808
  01/01/2011    to  12/31/2011       12.197046         9.714793        8,582.3435
  01/01/2012    to  12/31/2012        9.714793        11.314976        7,190.0374
  01/01/2013    to  12/31/2013       11.314976        10.533176        8,918.5594
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.321176        10.917708      129,381.3181
  01/01/2005    to  12/31/2005       10.917708        12.453487      119,588.1671
  01/01/2006    to  12/31/2006       12.453487        15.442674      109,058.1471
  01/01/2007    to  12/31/2007       15.442674        17.138290       79,073.2851
  01/01/2008    to  12/31/2008       17.138290         9.676406       63,043.8275
  01/01/2009    to  12/31/2009        9.676406        12.472521       56,989.0800
  01/01/2010    to  12/31/2010       12.472521        13.613233       53,611.1868
  01/01/2011    to  12/31/2011       13.613233        11.908439       41,719.3999
  01/01/2012    to  12/31/2012       11.908439        13.614676       39,170.8243
  01/01/2013    to  12/31/2013       13.614676        15.907121       38,577.7619
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.390659        11.096537        173,529.3705
  01/01/2005    to  12/31/2005       11.096537        11.022786        181,775.7139
  01/01/2006    to  12/31/2006       11.022786        10.841492        169,133.5733
  01/01/2007    to  12/31/2007       10.841492        11.767146        134,736.2843
  01/01/2008    to  12/31/2008       11.767146        10.733536        101,580.6334
  01/01/2009    to  12/31/2009       10.733536        12.413779         94,678.8100
  01/01/2010    to  12/31/2010       12.413779        13.105833         90,073.0620
  01/01/2011    to  12/31/2011       13.105833        14.271210         89,220.5871
  01/01/2012    to  12/31/2012       14.271210        15.256784         92,973.0769
  01/01/2013    to  12/31/2013       15.256784        13.560777         87,162.8921
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.470430        11.796756        321,896.6936
  01/01/2005    to  12/31/2005       11.796756        11.817806        308,656.1112
  01/01/2006    to  12/31/2006       11.817806        12.101748        255,275.3577
  01/01/2007    to  12/31/2007       12.101748        12.751678        162,330.3587
  01/01/2008    to  12/31/2008       12.751678        12.543460        124,469.9544
  01/01/2009    to  12/31/2009       12.543460        14.504569        129,723.6600
  01/01/2010    to  12/31/2010       14.504569        15.371376        134,837.2915
  01/01/2011    to  12/31/2011       15.371376        15.537655        113,620.0093
  01/01/2012    to  12/31/2012       15.537655        16.631888        127,852.4161
  01/01/2013    to  12/31/2013       16.631888        15.982289         93,686.7504
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.133060        14.811077          9,355.8400
  01/01/2010    to  12/31/2010       14.811077        16.822447              0.0000
  01/01/2011    to  12/31/2011       16.822447        15.678760              0.0000
  01/01/2012    to  12/31/2012       15.678760        16.952845              0.0000
  01/01/2013    to  12/31/2013       16.952845        22.042344            533.1402
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.680923        12.216698          4,363.6754
  01/01/2011    to  12/31/2011       12.216698        12.383266          5,161.6601
  01/01/2012    to  12/31/2012       12.383266        13.520302          8,108.1327
  01/01/2013    to  12/31/2013       13.520302        13.432837         10,571.3250
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.702228        10.820402              0.0000
  01/01/2013    to  12/31/2013       10.820402        10.121720              0.0000
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214283        10.704310              0.0000
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.063387            0.0000
  01/01/2013    to  12/31/2013        1.063387         1.147148       48,830.6029
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724         8.391697            0.0000
  01/01/2009    to  12/31/2009        8.391697        10.267504            0.0000
  01/01/2010    to  12/31/2010       10.267504        11.290419        5,136.1553
  01/01/2011    to  12/31/2011       11.290419        11.179172        9,830.5946
  01/01/2012    to  12/31/2012       11.179172        12.357921       14,106.6935
  01/01/2013    to  12/31/2013       12.357921        13.672826        8,628.9566
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441         7.693486            0.0000
  01/01/2009    to  12/31/2009        7.693486         9.730686            0.0000
  01/01/2010    to  12/31/2010        9.730686        10.882702            0.0000
  01/01/2011    to  12/31/2011       10.882702        10.435307        2,458.4835
  01/01/2012    to  12/31/2012       10.435307        11.759200        2,149.0024
  01/01/2013    to  12/31/2013       11.759200        13.602685        7,111.1909
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       42.313390        46.695155      115,863.7494
  01/01/2005    to  12/31/2005       46.695155        47.302031      107,960.4473
  01/01/2006    to  12/31/2006       47.302031        54.587274       93,914.5650
  01/01/2007    to  12/31/2007       54.587274        55.463710       78,671.2624
  01/01/2008    to  12/31/2008       55.463710        34.593831       58,063.9299
  01/01/2009    to  12/31/2009       34.593831        40.125478       54,488.0400
  01/01/2010    to  12/31/2010       40.125478        46.002212       49,551.4821
  01/01/2011    to  12/31/2011       46.002212        43.263096       45,636.8189
  01/01/2012    to  12/31/2012       43.263096        50.000256       41,882.8627
  01/01/2013    to  12/31/2013       50.000256        65.531408       39,340.2955
============   ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        6.014504         6.942358      148,030.4815
  01/01/2005    to  12/31/2005        6.942358         7.796808      144,425.5056
  01/01/2006    to  12/31/2006        7.796808         8.109881      136,935.1169
  01/01/2007    to  12/31/2007        8.109881         9.345696      102,184.7905
  01/01/2008    to  12/31/2008        9.345696         5.516147       99,604.2254
  01/01/2009    to  12/31/2009        5.516147         7.861642       90,335.8900
  01/01/2010    to  12/31/2010        7.861642         9.834477       89,369.2072
  01/01/2011    to  12/31/2011        9.834477         9.476551       73,616.8071
  01/01/2012    to  12/31/2012        9.476551        10.553502       69,113.0790
  01/01/2013    to  12/31/2013       10.553502        14.121510       68,355.5374
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       11.357032        14.075075        139,302.8073
  01/01/2005    to  12/31/2005       14.075075        15.924850        120,847.2119
  01/01/2006    to  12/31/2006       15.924850        17.651281        116,698.9607
  01/01/2007    to  12/31/2007       17.651281        16.768726         96,792.9561
  01/01/2008    to  12/31/2008       16.768726        11.528208         67,680.8572
  01/01/2009    to  12/31/2009       11.528208        14.281682         68,513.4600
  01/01/2010    to  12/31/2010       14.281682        16.776165         67,818.5016
  01/01/2011    to  12/31/2011       16.776165        14.959592         59,132.6594
  01/01/2012    to  12/31/2012       14.959592        17.290465         53,303.0915
  01/01/2013    to  12/31/2013       17.290465        22.436265         55,002.8627
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        8.862078         9.682738         20,423.8215
============   ==== ==========       =========        =========        ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  04/28/2008    to  12/31/2008       10.087748         6.027848              0.0000
  01/01/2009    to  12/31/2009        6.027848         8.418799         30,291.0400
  01/01/2010    to  12/31/2010        8.418799         8.816613         31,556.8252
  01/01/2011    to  12/31/2011        8.816613         7.404028         21,489.9626
  01/01/2012    to  12/31/2012        7.404028         8.518139         20,828.9914
  01/01/2013    to  04/26/2013        8.518139         8.816266              0.0000
============   ==== ==========       =========        =========        ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009       13.466823        13.879731            361.1000
  01/01/2010    to  12/31/2010       13.879731        14.366508            358.2175
  01/01/2011    to  12/31/2011       14.366508        15.082240            355.3819
  01/01/2012    to  12/31/2012       15.082240        15.303989          2,555.1578
  01/01/2013    to  12/31/2013       15.303989        14.608044          2,552.3423
============   ==== ==========       =========        =========        ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.698978         9.759037        261,542.5906
  01/01/2006    to  12/31/2006        9.759037         9.996712        190,015.2652
  01/01/2007    to  12/31/2007        9.996712        10.264256        196,944.5392
  01/01/2008    to  12/31/2008       10.264256        10.316782        298,803.4459
  01/01/2009    to  12/31/2009       10.316782        10.133027        153,467.3600
  01/01/2010    to  12/31/2010       10.133027         9.927405        131,455.2273
  01/01/2011    to  12/31/2011        9.927405         9.726501        149,537.6509
  01/01/2012    to  12/31/2012        9.726501         9.528058        167,152.5694
  01/01/2013    to  12/31/2013        9.528058         9.334712        141,028.2027
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        9.845860         9.707388        257,879.8395
  01/01/2005    to  04/30/2005        9.707388         9.699509              0.0000
============   ==== ==========       =========        =========        ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  01/01/2004    to  12/31/2004       10.581621        11.625009        364,252.9470
  01/01/2005    to  12/31/2005       11.625009        12.544286        354,730.8415
  01/01/2006    to  12/31/2006       12.544286        14.060972        329,792.9437
  01/01/2007    to  12/31/2007       14.060972        14.384584        274,592.6325
  01/01/2008    to  12/31/2008       14.384584         8.531306        203,065.3542
  01/01/2009    to  12/31/2009        8.531306        11.018414        193,040.5300
  01/01/2010    to  12/31/2010       11.018414        12.070584        180,022.2170
  01/01/2011    to  12/31/2011       12.070584        11.331899        162,869.5620
  01/01/2012    to  12/31/2012       11.331899        12.510773        149,847.2390
  01/01/2013    to  12/31/2013       12.510773        16.366597        139,638.2633
============   ==== ==========       =========        =========        ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.167357        16.815150         13,215.8611
============   ==== ==========       =========        =========        ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.998315        11.066653         34,713.8777
  01/01/2005    to  12/31/2005       11.066653        12.074209         32,149.7555
  01/01/2006    to  12/31/2006       12.074209        12.548130         29,531.2781
  01/01/2007    to  12/31/2007       12.548130        15.260611         27,094.3388
  01/01/2008    to  12/31/2008       15.260611         7.729185         18,554.3713
  01/01/2009    to  12/31/2009        7.729185        11.143877         16,807.7200
  01/01/2010    to  12/31/2010       11.143877        13.883593         15,048.1438
  01/01/2011    to  12/31/2011       13.883593        12.586925         12,514.6318
  01/01/2012    to  12/31/2012       12.586925        13.072406         13,084.0768
  01/01/2013    to  04/26/2013       13.072406        14.076604              0.0000
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004        9.650244        10.298871        171,353.3633
  01/01/2005    to  12/31/2005       10.298871        11.456474        164,152.0048
  01/01/2006    to  12/31/2006       11.456474        11.507898        145,653.8203
  01/01/2007    to  12/31/2007       11.507898        12.557032        114,842.7858
  01/01/2008    to  12/31/2008       12.557032         7.805540         78,309.4398
  01/01/2009    to  12/31/2009        7.805540        10.672653         74,894.7500
  01/01/2010    to  12/31/2010       10.672653        11.639200         70,732.8889
  01/01/2011    to  12/31/2011       11.639200        11.428787         61,764.9984
  01/01/2012    to  12/31/2012       11.428787        12.937464        138,105.9396
  01/01/2013    to  12/31/2013       12.937464        17.330845        130,818.0212
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER
LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563499         9.973006           89.2228
  01/01/2008    to  12/31/2008        9.973006         5.685456        1,543.8556
  01/01/2009    to  12/31/2009        5.685456         6.865193        1,491.5300
  01/01/2010    to  12/31/2010        6.865193         7.760721        1,409.4862
  01/01/2011    to  12/31/2011        7.760721         7.311594        2,012.2830
  01/01/2012    to  12/31/2012        7.311594         8.070182        1,877.7076
  01/01/2013    to  04/26/2013        8.070182         8.654844            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        7.821582         8.153153      380,063.9083
  01/01/2005    to  12/31/2005        8.153153         8.364763      365,564.9472
  01/01/2006    to  12/31/2006        8.364763         8.819638      315,721.0117
  01/01/2007    to  12/31/2007        8.819638         9.874268      247,187.3502
  01/01/2008    to  12/31/2008        9.874268         5.229254      205,793.7038
  01/01/2009    to  12/31/2009        5.229254         7.362110      173,861.3000
  01/01/2010    to  12/31/2010        7.362110         7.890564      144,029.2229
  01/01/2011    to  12/31/2011        7.890564         7.624047      132,910.6729
  01/01/2012    to  04/27/2012        7.624047         8.558898            0.0000
============   ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       13.729638        14.748628      166,433.9639
  01/01/2005    to  12/31/2005       14.748628        15.852993      157,126.1261
  01/01/2006    to  12/31/2006       15.852993        17.422981      150,699.7968
  01/01/2007    to  12/31/2007       17.422981        15.859936      130,950.4692
  01/01/2008    to  12/31/2008       15.859936         8.369136      107,740.6165
  01/01/2009    to  12/31/2009        8.369136        11.577259       98,151.4700
  01/01/2010    to  12/31/2010       11.577259        13.016635       92,654.0972
  01/01/2011    to  12/31/2011       13.016635        13.580776       84,421.7788
  01/01/2012    to  12/31/2012       13.580776        14.844569       76,307.4571
  01/01/2013    to  12/31/2013       14.844569        19.853177       70,871.4179
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785        10.124727            0.0000
  01/01/2009    to  12/31/2009       10.124727        14.156467        4,373.2600
  01/01/2010    to  12/31/2010       14.156467        17.002492        4,657.5689
  01/01/2011    to  12/31/2011       17.002492        13.950654          637.5415
  01/01/2012    to  12/31/2012       13.950654        16.113009          491.5705
  01/01/2013    to  12/31/2013       16.113009        20.143494          876.0211
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.461985        12.984932            0.0000
  01/01/2010    to  12/31/2010       12.984932        16.018888        5,008.2055
  01/01/2011    to  12/31/2011       16.018888        15.342992       42,681.9727
  01/01/2012    to  12/31/2012       15.342992        17.625280       42,239.1851
  01/01/2013    to  12/31/2013       17.625280        22.923486       41,870.4865
============   ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  01/01/2004    to  12/31/2004       10.302806        11.130703       54,845.2262
  01/01/2005    to  12/31/2005       11.130703        11.382685       56,658.6744
  01/01/2006    to  12/31/2006       11.382685        12.845959       53,768.9954
  01/01/2007    to  12/31/2007       12.845959        13.209916       49,255.7418
  01/01/2008    to  12/31/2008       13.209916         8.119100       46,108.2016
  01/01/2009    to  12/31/2009        8.119100        10.016166       39,668.6500
  01/01/2010    to  12/31/2010       10.016166        11.235003       26,841.0907
  01/01/2011    to  12/31/2011       11.235003        11.187497      205,602.4941
  01/01/2012    to  12/31/2012       11.187497        12.650241      201,415.8228
  01/01/2013    to  12/31/2013       12.650241        16.322270      199,527.3140
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.165536        19.969276        2,844.6483
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997754         6.570607            0.0000
  01/01/2009    to  12/31/2009        6.570607         8.039157            0.0000
  01/01/2010    to  12/31/2010        8.039157         8.744321        3,470.1122
  01/01/2011    to  12/31/2011        8.744321         8.520387        5,412.5983
  01/01/2012    to  12/31/2012        8.520387         9.508166        5,178.5875
  01/01/2013    to  04/26/2013        9.508166        10.393854            0.0000
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.619725        11.060285            0.0000
  01/01/2010    to  12/31/2010       11.060285        11.677349            0.0000
  01/01/2011    to  12/31/2011       11.677349         9.993177            0.0000
  01/01/2012    to  12/31/2012        9.993177        11.545600            0.0000
  01/01/2013    to  12/31/2013       11.545600        13.736210            0.0000
============   ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.466541        22.959878       16,383.7796
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004       11.853651        13.284973       52,411.1468
  01/01/2005    to  12/31/2005       13.284973        14.065118       51,357.3498
  01/01/2006    to  12/31/2006       14.065118        15.802802       41,921.1770
  01/01/2007    to  12/31/2007       15.802802        15.060813       35,223.2081
  01/01/2008    to  12/31/2008       15.060813         9.103133       27,737.9218
  01/01/2009    to  12/31/2009        9.103133        12.196978       25,078.5500
  01/01/2010    to  12/31/2010       12.196978        14.681252       22,937.3621
  01/01/2011    to  12/31/2011       14.681252        13.624996       21,745.8061
  01/01/2012    to  12/31/2012       13.624996        14.052564       21,336.3432
  01/01/2013    to  04/26/2013       14.052564        15.205400            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.685008        13.095345            0.0000
  01/01/2010    to  12/31/2010       13.095345        16.235634        2,612.0786
  01/01/2011    to  12/31/2011       16.235634        15.218378        2,376.9875
  01/01/2012    to  12/31/2012       15.218378        17.285185        2,150.2579
  01/01/2013    to  12/31/2013       17.285185        23.390278        1,963.6697
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013        6.604668         8.303149       35,853.2369
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  01/01/2004    to  12/31/2004        4.517320         4.234564      105,189.6061
  01/01/2005    to  12/31/2005        4.234564         4.605918       93,067.9772
  01/01/2006    to  12/31/2006        4.605918         4.753966       94,257.8113
  01/01/2007    to  12/31/2007        4.753966         6.125116       79,940.3561
  01/01/2008    to  12/31/2008        6.125116         3.333058       52,458.9343
  01/01/2009    to  12/31/2009        3.333058         5.191245       47,426.2200
  01/01/2010    to  12/31/2010        5.191245         6.494325       52,280.6177
  01/01/2011    to  12/31/2011        6.494325         5.733182       43,904.8446
  01/01/2012    to  12/31/2012        5.733182         6.296846       36,377.6302
  01/01/2013    to  04/26/2013        6.296846         6.571153            0.0000
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.588987        14.675024            0.0000
  01/01/2010    to  12/31/2010       14.675024        18.550463            0.0000
  01/01/2011    to  12/31/2011       18.550463        15.144079            0.0000
  01/01/2012    to  12/31/2012       15.144079        15.217644            0.0000
  01/01/2013    to  12/31/2013       15.217644        16.512274            0.0000
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517        14.680991          333.7694
  01/01/2006    to  12/31/2006       14.680991        14.947001       12,729.9737
  01/01/2007    to  12/31/2007       14.947001        15.232679       19,245.2937
  01/01/2008    to  12/31/2008       15.232679        14.843345       21,831.1342
  01/01/2009    to  12/31/2009       14.843345        15.135540       29,877.1700
  01/01/2010    to  12/31/2010       15.135540        15.642904       29,619.5781
  01/01/2011    to  12/31/2011       15.642904        16.133378       28,131.1961
  01/01/2012    to  12/31/2012       16.133378        16.285965       27,564.0001
  01/01/2013    to  12/31/2013       16.285965        15.811050       26,592.4387
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299023        10.680531       54,519.7300
  01/01/2005    to  12/31/2005       10.680531        11.550645      114,890.9979
  01/01/2006    to  12/31/2006       11.550645        12.861402      160,412.9569
  01/01/2007    to  12/31/2007       12.861402        12.962731      256,757.6564
  01/01/2008    to  12/31/2008       12.962731         7.515886      223,217.7528
  01/01/2009    to  12/31/2009        7.515886         9.767237      196,561.2400
  01/01/2010    to  12/31/2010        9.767237        11.148208      173,030.4500
  01/01/2011    to  12/31/2011       11.148208        10.291557      151,643.8023
  01/01/2012    to  12/31/2012       10.291557        11.769572      138,613.1929
  01/01/2013    to  12/31/2013       11.769572        14.933248      140,547.8621
============   ==== ==========       =========        =========      ============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099227        10.384732      207,422.6878
  01/01/2005    to  12/31/2005       10.384732        10.899222      349,605.5454
  01/01/2006    to  12/31/2006       10.899222        11.957737      610,315.4482
  01/01/2007    to  12/31/2007       11.957737        12.285740      891,745.6891
  01/01/2008    to  12/31/2008       12.285740         8.191826      805,740.4162
  01/01/2009    to  12/31/2009        8.191826        10.299750      735,086.8400
  01/01/2010    to  12/31/2010       10.299750        11.461754      650,912.6262
  01/01/2011    to  12/31/2011       11.461754        11.038436      559,918.7344
  01/01/2012    to  12/31/2012       11.038436        12.319752      507,824.9307
  01/01/2013    to  12/31/2013       12.319752        14.413633      463,858.8513
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939390        10.101066          23,417.1825
  01/01/2005    to  12/31/2005       10.101066        10.340016          11,321.9424
  01/01/2006    to  12/31/2006       10.340016        11.004607          11,550.6243
  01/01/2007    to  12/31/2007       11.004607        11.418246          49,779.7517
  01/01/2008    to  12/31/2008       11.418246         8.875851         107,095.0406
  01/01/2009    to  12/31/2009        8.875851        10.687800         126,693.2100
  01/01/2010    to  12/31/2010       10.687800        11.612607         164,211.9385
  01/01/2011    to  12/31/2011       11.612607        11.579475         168,431.8044
  01/01/2012    to  12/31/2012       11.579475        12.581054         134,583.4394
  01/01/2013    to  12/31/2013       12.581054        13.444904         114,930.1750
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239085        10.595495       1,138,710.7510
  01/01/2005    to  12/31/2005       10.595495        11.328352       1,459,786.6930
  01/01/2006    to  12/31/2006       11.328352        12.608002       1,576,021.8847
  01/01/2007    to  12/31/2007       12.608002        12.931595       1,674,347.3867
  01/01/2008    to  12/31/2008       12.931595         7.871060       1,812,999.2705
  01/01/2009    to  12/31/2009        7.871060        10.032325       1,611,443.6900
  01/01/2010    to  12/31/2010       10.032325        11.351340       1,438,617.7224
  01/01/2011    to  12/31/2011       11.351340        10.690669       1,082,626.8718
  01/01/2012    to  12/31/2012       10.690669        12.118979         965,481.3865
  01/01/2013    to  12/31/2013       12.118979        14.950002         925,600.6476
============   ==== ==========       =========        =========       ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  04/28/2008    to  12/31/2008        9.997754         7.002190           9,627.6536
  01/01/2009    to  12/31/2009        7.002190         8.818786          22,022.9000
  01/01/2010    to  12/31/2010        8.818786         9.507876           8,332.9815
  01/01/2011    to  12/31/2011        9.507876         9.151333           8,249.5330
  01/01/2012    to  12/31/2012        9.151333        10.410179           8,025.6572
  01/01/2013    to  04/26/2013       10.410179        11.183989               0.0000
============   ==== ==========       =========        =========       ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009318        10.221193       82,997.5473
  01/01/2005    to  12/31/2005       10.221193        10.596466      192,291.6757
  01/01/2006    to  12/31/2006       10.596466        11.444331      191,399.8204
  01/01/2007    to  12/31/2007       11.444331        11.906745      205,033.1411
  01/01/2008    to  12/31/2008       11.906745         8.582542      256,911.7312
  01/01/2009    to  12/31/2009        8.582542        10.601867      334,188.6900
  01/01/2010    to  12/31/2010       10.601867        11.674761      274,492.8546
  01/01/2011    to  12/31/2011       11.674761        11.425001      232,310.0657
  01/01/2012    to  12/31/2012       11.425001        12.579176      169,775.1596
  01/01/2013    to  12/31/2013       12.579176        14.077129      160,537.9014
============   ==== ==========       =========        =========      ============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and the financial statements of the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for Class XC contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

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               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                     AMERICAN FUNDS                                  DWS II
                                               AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH        CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------    ------------------    ------------------    ------------------
ASSETS:
   Investments at fair value..............   $      122,929,910    $       29,677,084    $      147,932,831    $          482,039
   Due from MetLife Investors
     Insurance Company....................                   --                    --                    --                    --
                                             ------------------    ------------------    ------------------    ------------------
       Total Assets.......................          122,929,910            29,677,084           147,932,831               482,039
                                             ------------------    ------------------    ------------------    ------------------
LIABILITIES:
   Accrued fees...........................                   46                    67                    73                    26
   Due to MetLife Investors
     Insurance Company....................                    6                     5                     3                     1
                                             ------------------    ------------------    ------------------    ------------------
       Total Liabilities..................                   52                    72                    76                    27
                                             ------------------    ------------------    ------------------    ------------------

NET ASSETS................................   $      122,929,858    $       29,677,012    $      147,932,755    $          482,012
                                             ==================    ==================    ==================    ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $      122,929,858    $       29,677,012    $      147,921,532    $          481,232
   Net assets from contracts in payout....                   --                    --                11,223                   780
                                             ------------------    ------------------    ------------------    ------------------
       Total Net Assets...................   $      122,929,858    $       29,677,012    $      147,932,755    $          482,012
                                             ==================    ==================    ==================    ==================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES     FOREIGN SECURITIES   INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         6,033,163  $            126,890  $        30,101,171  $         6,558,375
   Due from MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            6,033,163               126,890           30,101,171            6,558,375
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   60                    10                   54                  108
   Due to MetLife Investors
     Insurance Company..................                    3                    --                    3                    4
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   63                    10                   57                  112
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         6,033,100  $            126,880  $        30,101,114  $         6,558,263
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         6,033,100  $            126,880  $        30,044,457  $         6,519,559
   Net assets from contracts in payout..                   --                    --               56,657               38,704
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         6,033,100  $            126,880  $        30,101,114  $         6,558,263
                                          ===================  ====================  ===================  ====================

                                                 MIST
                                           ALLIANCEBERNSTEIN       MIST AMERICAN        MIST AMERICAN
                                            GLOBAL DYNAMIC        FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN
                                              ALLOCATION            ALLOCATION           ALLOCATION          FUNDS GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,463,237  $       250,188,243  $        257,567,768  $        29,653,015
   Due from MetLife Investors
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           27,463,237          250,188,243           257,567,768           29,653,015
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   74                   57                    55                   89
   Due to MetLife Investors
     Insurance Company..................                    2                    2                     8                    8
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   76                   59                    63                   97
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        27,463,161  $       250,188,184  $        257,567,705  $        29,652,918
                                          ===================  ===================  ====================  ===================


                                              MIST AMERICAN
                                             FUNDS MODERATE       MIST AQR GLOBAL
                                               ALLOCATION          RISK BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       120,520,480  $        14,540,702
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          120,520,480           14,540,702
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   60                  101
   Due to MetLife Investors
     Insurance Company..................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   61                  102
                                          -------------------  -------------------

NET ASSETS..............................  $       120,520,419  $        14,540,600
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       120,520,419  $        14,540,600
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       120,520,419  $        14,540,600
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                            MIST BLACKROCK
                                            GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK      MIST CLARION GLOBAL
                                              STRATEGIES           HIGH YIELD         LARGE CAP CORE          REAL ESTATE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        58,090,022  $        17,263,692  $         7,879,524  $        38,352,719
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           58,090,022           17,263,692            7,879,524           38,352,719
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   82                  117                   61                  151
   Due to MetLife Investors
     Insurance Company..................                    3                    5                    2                    7
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   85                  122                   63                  158
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        58,089,937  $        17,263,570  $         7,879,461  $        38,352,561
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,089,937  $        17,263,570  $         7,879,461  $        38,307,138
   Net assets from contracts in payout..                   --                   --                   --               45,423
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        58,089,937  $        17,263,570  $         7,879,461  $        38,352,561
                                          ===================  ===================  ===================  ====================

                                                                                                               MIST HARRIS
                                            MIST CLEARBRIDGE     MIST CLEARBRIDGE     MIST GOLDMAN SACHS         OAKMARK
                                          AGGRESSIVE GROWTH II   AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $         4,991,206  $       101,728,961  $        19,638,277  $        72,879,421
   Due from MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             4,991,206          101,728,961           19,638,277           72,879,421
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    53                  133                  130                   74
   Due to MetLife Investors
     Insurance Company..................                     4                    4                    8                    5
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    57                  137                  138                   79
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $         4,991,149  $       101,728,824  $        19,638,139  $        72,879,342
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         4,991,149  $       101,652,834  $        19,633,177  $        72,871,005
   Net assets from contracts in payout..                    --               75,990                4,962                8,337
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $         4,991,149  $       101,728,824  $        19,638,139  $        72,879,342
                                          ====================  ===================  ===================  ===================

                                              MIST INVESCO
                                              BALANCED-RISK        MIST INVESCO
                                               ALLOCATION            COMSTOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        19,667,216  $       130,402,858
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           19,667,216          130,402,858
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   87                  121
   Due to MetLife Investors
     Insurance Company..................                    3                    3
                                          -------------------  -------------------
       Total Liabilities................                   90                  124
                                          -------------------  -------------------

NET ASSETS..............................  $        19,667,126  $       130,402,734
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        19,667,126  $       130,285,474
   Net assets from contracts in payout..                   --              117,260
                                          -------------------  -------------------
       Total Net Assets.................  $        19,667,126  $       130,402,734
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                            MIST JPMORGAN
                                              MIST INVESCO         MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE
                                              MID CAP VALUE      SMALL CAP GROWTH        CORE BOND           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       210,304,188  $        59,587,434  $        12,506,320  $        10,517,901
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          210,304,188           59,587,434           12,506,320           10,517,901
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                   96                   81                   82
   Due to MetLife Investors
     Insurance Company..................                    6                    4                    5                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  165                  100                   86                   84
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       210,304,023  $        59,587,334  $        12,506,234  $        10,517,817
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       209,394,230  $        59,558,106  $        12,506,234  $        10,517,817
   Net assets from contracts in payout..              909,793               29,228                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       210,304,023  $        59,587,334  $        12,506,234  $        10,517,817
                                          ===================  ===================  ===================  ===================


                                              MIST JPMORGAN     MIST LOOMIS SAYLES   MIST LORD ABBETT      MIST MET/EATON
                                             SMALL CAP VALUE      GLOBAL MARKETS      BOND DEBENTURE     VANCE FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,530,827  $        15,197,619  $       236,290,207  $         4,880,312
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            9,530,827           15,197,619          236,290,207            4,880,312
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   86                   68                  167                   97
   Due to MetLife Investors
     Insurance Company..................                    6                    2                    7                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   92                   70                  174                  100
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         9,530,735  $        15,197,549  $       236,290,033  $         4,880,212
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,530,735  $        15,197,549  $       235,459,482  $         4,880,212
   Net assets from contracts in payout..                   --                   --              830,551                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         9,530,735  $        15,197,549  $       236,290,033  $         4,880,212
                                          ===================  ===================  ===================  ===================

                                           MIST MET/FRANKLIN
                                          LOW DURATION TOTAL   MIST MET/TEMPLETON
                                                RETURN         INTERNATIONAL BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,817,163  $         5,578,760
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           27,817,163            5,578,760
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                   48
   Due to MetLife Investors
     Insurance Company..................                    2                    1
                                          -------------------  -------------------
       Total Liabilities................                  123                   49
                                          -------------------  -------------------

NET ASSETS..............................  $        27,817,040  $         5,578,711
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,817,040  $         5,578,711
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        27,817,040  $         5,578,711
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                             MIST METLIFE         MIST METLIFE         MIST METLIFE         MIST METLIFE
                                          AGGRESSIVE STRATEGY     BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       217,076,647  $       116,669,212  $     2,838,829,008  $       399,075,640
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          217,076,647          116,669,212        2,838,829,008          399,075,640
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   56                   72                   73                   53
   Due to MetLife Investors
     Insurance Company..................                    5                    3                    4                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   61                   75                   77                   56
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       217,076,586  $       116,669,137  $     2,838,828,931  $       399,075,584
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       217,076,586  $       116,669,137  $     2,838,182,362  $       399,033,178
   Net assets from contracts in payout..                   --                   --              646,569               42,406
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       217,076,586  $       116,669,137  $     2,838,828,931  $       399,075,584
                                          ===================  ===================  ===================  ===================

                                                                                        MIST METLIFE
                                              MIST METLIFE         MIST METLIFE          MULTI-INDEX       MIST MFS EMERGING
                                             GROWTH STRATEGY     MODERATE STRATEGY      TARGETED RISK       MARKETS EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,930,455,024  $     1,005,233,900  $           377,900  $        59,292,715
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................        1,930,455,024        1,005,233,900              377,900           59,292,715
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   59                   39                   39                  128
   Due to MetLife Investors
     Insurance Company..................                    4                    4                   --                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   63                   43                   39                  132
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $     1,930,454,961  $     1,005,233,857  $           377,861  $        59,292,583
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,930,433,788  $     1,005,158,893  $           377,861  $        59,063,583
   Net assets from contracts in payout..               21,173               74,964                   --              229,000
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $     1,930,454,961  $     1,005,233,857  $           377,861  $        59,292,583
                                          ===================  ===================  ===================  ===================


                                            MIST MFS RESEARCH   MIST MORGAN STANLEY
                                              INTERNATIONAL       MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       141,100,750  $        76,130,705
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          141,100,750           76,130,705
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  194                  117
   Due to MetLife Investors
     Insurance Company..................                   10                    8
                                          -------------------  --------------------
       Total Liabilities................                  204                  125
                                          -------------------  --------------------

NET ASSETS..............................  $       141,100,546  $        76,130,580
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       140,758,880  $        76,001,512
   Net assets from contracts in payout..              341,666              129,068
                                          -------------------  --------------------
       Total Net Assets.................  $       141,100,546  $        76,130,580
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                   MIST PIMCO
                                           MIST OPPENHEIMER    INFLATION PROTECTED      MIST PIMCO
                                             GLOBAL EQUITY            BOND             TOTAL RETURN       MIST PIONEER FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  --------------------  -------------------  ------------------
ASSETS:
   Investments at fair value............  $       51,152,382  $       102,943,973   $       508,804,395  $       99,844,208
   Due from MetLife Investors
     Insurance Company..................                  --                   --                    --                  --
                                          ------------------  --------------------  -------------------  ------------------
       Total Assets.....................          51,152,382          102,943,973           508,804,395          99,844,208
                                          ------------------  --------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  99                  124                   122                 194
   Due to MetLife Investors
     Insurance Company..................                   5                    3                     3                  12
                                          ------------------  --------------------  -------------------  ------------------
       Total Liabilities................                 104                  127                   125                 206
                                          ------------------  --------------------  -------------------  ------------------

NET ASSETS..............................  $       51,152,278  $       102,943,846   $       508,804,270  $       99,844,002
                                          ==================  ====================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       51,086,588  $       102,923,905   $       508,263,339  $       99,350,842
   Net assets from contracts in payout..              65,690               19,941               540,931             493,160
                                          ------------------  --------------------  -------------------  ------------------
       Total Net Assets.................  $       51,152,278  $       102,943,846   $       508,804,270  $       99,844,002
                                          ==================  ====================  ===================  ==================

                                                                                                          MIST SCHRODERS
                                             MIST PIONEER         MIST PYRAMIS         MIST PYRAMIS           GLOBAL
                                           STRATEGIC INCOME     GOVERNMENT INCOME      MANAGED RISK         MULTI-ASSET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        16,641,659  $        4,571,032  $         3,558,093  $         9,704,762
   Due from MetLife Investors
     Insurance Company..................                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Assets.....................           16,641,659           4,571,032            3,558,093            9,704,762
                                          -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                  59                   57                   91
   Due to MetLife Investors
     Insurance Company..................                    4                   2                    1                    2
                                          -------------------  ------------------  -------------------  -------------------
       Total Liabilities................                  163                  61                   58                   93
                                          -------------------  ------------------  -------------------  -------------------

NET ASSETS..............................  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
                                          ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
   Net assets from contracts in payout..                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Net Assets.................  $        16,641,496  $        4,570,971  $         3,558,035  $         9,704,669
                                          ===================  ==================  ===================  ===================


                                           MIST SSGA GROWTH         MIST SSGA
                                            AND INCOME ETF         GROWTH ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $      168,487,878  $        58,809,037
   Due from MetLife Investors
     Insurance Company..................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................         168,487,878           58,809,037
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  61                   82
   Due to MetLife Investors
     Insurance Company..................                   2                    8
                                          ------------------  -------------------
       Total Liabilities................                  63                   90
                                          ------------------  -------------------

NET ASSETS..............................  $      168,487,815  $        58,808,947
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      168,487,815  $        58,808,947
   Net assets from contracts in payout..                  --                   --
                                          ------------------  -------------------
       Total Net Assets.................  $      168,487,815  $        58,808,947
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                          MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                            LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       661,695,103  $        86,470,792  $        59,255,466  $        19,482,996
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          661,695,103           86,470,792           59,255,466           19,482,996
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  183                  162                  154                  108
   Due to MetLife Investors
     Insurance Company..................                    4                    3                    5                    6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  187                  165                  159                  114
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       661,694,916  $        86,470,627  $        59,255,307  $        19,482,882
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       657,165,988  $        86,436,965  $        59,246,004  $        19,482,882
   Net assets from contracts in payout..            4,528,928               33,662                9,303                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       661,694,916  $        86,470,627  $        59,255,307  $        19,482,882
                                          ===================  ===================  ===================  ===================

                                              MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK
                                          AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION     MONEY MARKET
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         3,330,583  $        93,928,370   $        11,748,823  $        97,827,830
   Due from MetLife Investors
     Insurance Company..................                    --                   --                    --                   14
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................             3,330,583           93,928,370            11,748,823           97,827,844
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   117                   91                    84                  140
   Due to MetLife Investors
     Insurance Company..................                     4                    3                     7                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   121                   94                    91                  140
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................   $         3,330,462  $        93,928,276   $        11,748,732  $        97,827,704
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         3,330,462  $        93,875,540   $        11,725,006  $        97,679,683
   Net assets from contracts in payout..                    --               52,736                23,726              148,021
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................   $         3,330,462  $        93,928,276   $        11,748,732  $        97,827,704
                                          ====================  ===================  ====================  ===================

                                           MSF DAVIS VENTURE      MSF FRONTIER
                                                 VALUE           MID CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       231,721,957  $        10,360,769
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          231,721,957           10,360,769
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                  112
   Due to MetLife Investors
     Insurance Company..................                    4                    2
                                          -------------------  -------------------
       Total Liabilities................                  125                  114
                                          -------------------  -------------------

NET ASSETS..............................  $       231,721,832  $        10,360,655
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       231,320,079  $        10,358,679
   Net assets from contracts in payout..              401,753                1,976
                                          -------------------  -------------------
       Total Net Assets.................  $       231,721,832  $        10,360,655
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                        MSF MET/DIMENSIONAL
                                             MSF JENNISON       MSF LOOMIS SAYLES    MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                GROWTH          SMALL CAP GROWTH      MID CAP VALUE           COMPANY
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $      148,420,251  $        18,599,354  $        46,665,700  $        3,758,193
   Due from MetLife Investors
     Insurance Company..................                  --                   --                   --                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Assets.....................         148,420,251           18,599,354           46,665,700           3,758,193
                                          ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                 143                  111                   99                 141
   Due to MetLife Investors
     Insurance Company..................                   3                    5                    7                  13
                                          ------------------  -------------------  -------------------  -------------------
       Total Liabilities................                 146                  116                  106                 154
                                          ------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $      148,420,105  $        18,599,238  $        46,665,594  $        3,758,039
                                          ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      148,244,865  $        18,595,800  $        46,654,693  $        3,758,039
   Net assets from contracts in payout..             175,240                3,438               10,901                  --
                                          ------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $      148,420,105  $        18,599,238  $        46,665,594  $        3,758,039
                                          ==================  ===================  ===================  ===================


                                              MSF METLIFE          MSF METLIFE            MSF MFS
                                          MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN        MSF MFS VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,308,881  $       42,940,325  $       106,290,437  $       199,810,278
   Due from MetLife Investors
     Insurance Company..................                   --                  --                   --                   --
                                          -------------------  ------------------  -------------------  -------------------
       Total Assets.....................            4,308,881          42,940,325          106,290,437          199,810,278
                                          -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   67                  53                   96                  134
   Due to MetLife Investors
     Insurance Company..................                    1                   2                    5                    5
                                          -------------------  ------------------  -------------------  -------------------
       Total Liabilities................                   68                  55                  101                  139
                                          -------------------  ------------------  -------------------  -------------------

NET ASSETS..............................  $         4,308,813  $       42,940,270  $       106,290,336  $       199,810,139
                                          ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,308,813  $       42,940,270  $       106,123,622  $       199,792,290
   Net assets from contracts in payout..                   --                  --              166,714               17,849
                                          -------------------  ------------------  -------------------  -------------------
       Total Net Assets.................  $         4,308,813  $       42,940,270  $       106,290,336  $       199,810,139
                                          ===================  ==================  ===================  ===================


                                               MSF MSCI           MSF NEUBERGER
                                              EAFE INDEX         BERMAN GENESIS
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $        1,975,193  $        51,389,724
   Due from MetLife Investors
     Insurance Company..................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................           1,975,193           51,389,724
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  57                  166
   Due to MetLife Investors
     Insurance Company..................                   6                    7
                                          ------------------  -------------------
       Total Liabilities................                  63                  173
                                          ------------------  -------------------

NET ASSETS..............................  $        1,975,130  $        51,389,551
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        1,975,130  $        51,286,914
   Net assets from contracts in payout..                  --              102,637
                                          ------------------  -------------------
       Total Net Assets.................  $        1,975,130  $        51,389,551
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                            MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                  INDEX         LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value............  $         5,051,871  $        69,174,426  $        12,760,582  $        4,673,331
   Due from MetLife Investors
     Insurance Company..................                   --                   --                   --                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Assets.....................            5,051,871           69,174,426           12,760,582           4,673,331
                                          -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                   59                  121                   99                  59
   Due to MetLife Investors
     Insurance Company..................                   --                    5                    8                   2
                                          -------------------  -------------------  -------------------  ------------------
       Total Liabilities................                   59                  126                  107                  61
                                          -------------------  -------------------  -------------------  ------------------

NET ASSETS..............................  $         5,051,812  $        69,174,300  $        12,760,475  $        4,673,270
                                          ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,051,812  $        69,069,517  $        12,758,735  $        4,673,270
   Net assets from contracts in payout..                   --              104,783                1,740                  --
                                          -------------------  -------------------  -------------------  ------------------
       Total Net Assets.................  $         5,051,812  $        69,174,300  $        12,760,475  $        4,673,270
                                          ===================  ===================  ===================  ==================

                                            MSF WESTERN ASSET    MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC      MANAGEMENT            PIMCO VIT            PIMCO VIT
                                           BOND OPPORTUNITIES     U.S. GOVERNMENT        HIGH YIELD          LOW DURATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value............   $         6,673,541  $         7,631,000  $        7,251,941  $         9,300,774
   Due from MetLife Investors
     Insurance Company..................                    --                   --                  --                   --
                                          --------------------  -------------------  ------------------  -------------------
       Total Assets.....................             6,673,541            7,631,000           7,251,941            9,300,774
                                          --------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    52                   84                  65                   47
   Due to MetLife Investors
     Insurance Company..................                     1                    1                  --                    1
                                          --------------------  -------------------  ------------------  -------------------
       Total Liabilities................                    53                   85                  65                   48
                                          --------------------  -------------------  ------------------  -------------------

NET ASSETS..............................   $         6,673,488  $         7,630,915  $        7,251,876  $         9,300,726
                                          ====================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         6,667,731  $         7,630,915  $        7,251,344  $         9,300,726
   Net assets from contracts in payout..                 5,757                   --                 532                   --
                                          --------------------  -------------------  ------------------  -------------------
       Total Net Assets.................   $         6,673,488  $         7,630,915  $        7,251,876  $         9,300,726
                                          ====================  ===================  ==================  ===================


                                                PUTNAM VT           PUTNAM VT
                                              EQUITY INCOME     MULTI-CAP GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,161,957  $         2,459,539
   Due from MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           27,161,957            2,459,539
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   98                   58
   Due to MetLife Investors
     Insurance Company..................                    5                    3
                                          -------------------  -------------------
       Total Liabilities................                  103                   61
                                          -------------------  -------------------

NET ASSETS..............................  $        27,161,854  $         2,459,478
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,088,981  $         2,414,337
   Net assets from contracts in payout..               72,873               45,141
                                          -------------------  -------------------
       Total Net Assets.................  $        27,161,854  $         2,459,478
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                           RUSSELL AGGRESSIVE                          RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                 EQUITY           RUSSELL CORE BOND     ESTATE SECURITIES          EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,617,971  $          6,859,536  $            983,403  $           8,492,116
   Due from MetLife Investors
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             1,617,971             6,859,536               983,403              8,492,116
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     8                     8                    12                      5
   Due to MetLife Investors
     Insurance Company..................                     3                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    11                     8                    12                      5
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          1,617,960  $          6,859,528  $            983,391  $           8,492,111
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,576,251  $          6,853,097  $            982,446  $           8,178,012
   Net assets from contracts in payout..                41,709                 6,431                   945                314,099
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          1,617,960  $          6,859,528  $            983,391  $           8,492,111
                                          ====================  ====================  ====================  =====================


                                            RUSSELL NON-U.S.
                                               SUB-ACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          3,509,302
   Due from MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Assets....................             3,509,302
                                          --------------------
LIABILITIES:
   Accrued fees.........................                     8
   Due to MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Liabilities...............                     8
                                          --------------------

NET ASSETS..............................  $          3,509,294
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,505,939
   Net assets from contracts in payout..                 3,355
                                          --------------------
        Total Net Assets................  $          3,509,294
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                                      AMERICAN FUNDS                                 DWS II
                                                AMERICAN FUNDS         GLOBAL SMALL        AMERICAN FUNDS         GOVERNMENT &
                                                 GLOBAL GROWTH        CAPITALIZATION           GROWTH           AGENCY SECURITIES
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,398,312  $           241,221  $          1,279,990  $            17,440
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               706,124              177,526               871,717                7,132
      Administrative charges...............               283,685               69,526               347,139                1,105
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               989,809              247,052             1,218,856                8,237
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               408,503              (5,831)                61,134                9,203
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --               23,722
      Realized gains (losses) on sale of
        investments........................             4,192,451            1,017,142             7,384,758              (3,693)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             4,192,451            1,017,142             7,384,758               20,029
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            23,703,654            5,661,018            27,933,318             (55,900)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            27,896,105            6,678,160            35,318,076             (35,871)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         28,304,608  $         6,672,329  $         35,379,210  $          (26,668)
                                             ====================  ===================  ====================  ===================


                                                                      FIDELITY VIP
                                                 FIDELITY VIP            GROWTH           FTVIPT TEMPLETON       INVESCO V.I.
                                                 EQUITY-INCOME        OPPORTUNITIES      FOREIGN SECURITIES  INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           130,505  $                350  $           688,859  $             67,261
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               71,576                 1,488              347,149                75,774
      Administrative charges...............               13,353                   177               65,061                13,752
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               84,929                 1,665              412,210                89,526
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               45,576               (1,315)              276,649              (22,265)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              381,239                    59                   --                    --
      Realized gains (losses) on sale of
        investments........................               65,811                 5,999              425,385               242,759
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              447,050                 6,058              425,385               242,759
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              798,810                31,463            4,864,366               765,351
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,245,860                37,521            5,289,751             1,008,110
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,291,436  $             36,206  $         5,566,400  $            985,845
                                             ===================  ====================  ===================  ====================

                                                     MIST
                                               ALLIANCEBERNSTEIN      MIST AMERICAN
                                                GLOBAL DYNAMIC       FUNDS BALANCED
                                                  ALLOCATION           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           320,705  $          3,299,587
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              181,398             3,205,871
      Administrative charges...............               63,541               598,030
                                             -------------------  --------------------
        Total expenses.....................              244,939             3,803,901
                                             -------------------  --------------------
           Net investment income (loss)....               75,766             (504,314)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              533,033            14,837,357
      Realized gains (losses) on sale of
        investments........................              146,626             6,758,543
                                             -------------------  --------------------
           Net realized gains (losses).....              679,659            21,595,900
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,608,358            15,798,540
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,288,017            37,394,440
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,363,783  $         36,890,126
                                             ===================  ====================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST AMERICAN                             MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE       MIST AQR GLOBAL
                                                  ALLOCATION          FUNDS GROWTH          ALLOCATION          RISK BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,504,824  $           121,418  $         2,038,860  $           387,959
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,233,916              370,134            1,622,052              194,178
      Administrative charges...............              607,822               68,901              304,514               44,360
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,841,738              439,035            1,926,566              238,538
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,336,914)            (317,617)              112,294              149,421
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,821,263            1,350,165            6,724,859              722,936
      Realized gains (losses) on sale of
        investments........................            9,283,709            2,032,647            4,447,683            (475,884)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           23,104,972            3,382,812           11,172,542              247,052
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           28,587,618            3,693,791            2,212,586          (1,503,984)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           51,692,590            7,076,603           13,385,128          (1,256,932)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        50,355,676  $         6,758,986  $        13,497,422  $       (1,107,511)
                                             ===================  ===================  ===================  ===================

                                               MIST BLACKROCK
                                               GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK     MIST CLARION GLOBAL
                                                 STRATEGIES           HIGH YIELD         LARGE CAP CORE         REAL ESTATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           680,514  $         1,069,140  $            86,033  $         2,746,301
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              405,859              194,264               46,036              499,988
      Administrative charges...............              131,214               41,668               18,088               95,786
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              537,073              235,932               64,124              595,774
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              143,441              833,208               21,909            2,150,527
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,100,009              434,394                   --                   --
      Realized gains (losses) on sale of
        investments........................              403,967              181,920              357,801            (324,916)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,503,976              616,314              357,801            (324,916)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,882,847            (181,934)            1,681,665          (1,020,469)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,386,823              434,380            2,039,466          (1,345,385)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,530,264  $         1,267,588  $         2,061,375  $           805,142
                                             ===================  ===================  ===================  ===================


                                               MIST CLEARBRIDGE     MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH II   AGGRESSIVE GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            16,713  $           229,026
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                49,725            1,194,262
      Administrative charges...............                 9,636              219,537
                                             --------------------  -------------------
        Total expenses.....................                59,361            1,413,799
                                             --------------------  -------------------
          Net investment income (loss).....              (42,648)          (1,184,773)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................               209,947            5,254,385
                                             --------------------  -------------------
          Net realized gains (losses)......               209,947            5,254,385
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               809,251           28,494,295
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,019,198           33,748,680
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           976,550  $        32,563,907
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      MIST HARRIS         MIST INVESCO
                                             MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK        MIST INVESCO
                                                MID CAP VALUE        INTERNATIONAL         ALLOCATION            COMSTOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           169,034  $         1,670,380  $               --  $         1,276,175
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              274,897              971,967             243,216              959,670
      Administrative charges...............               46,926              168,453              55,010              290,220
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              321,823            1,140,420             298,226            1,249,890
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (152,789)              529,960           (298,226)               26,285
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              671,473                   --             232,302                   --
      Realized gains (losses) on sale of
        investments........................              648,430            1,833,456               9,164            3,243,609
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            1,319,903            1,833,456             241,466            3,243,609
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,772,355           14,288,746              28,016           30,821,728
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,092,258           16,122,202             269,482           34,065,337
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,939,469  $        16,652,162  $         (28,744)  $        34,091,622
                                             ===================  ===================  ==================  ===================

                                                                                                               MIST JPMORGAN
                                                MIST INVESCO         MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE
                                                MID CAP VALUE      SMALL CAP GROWTH         CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,563,060  $           124,149  $            40,331  $             8,048
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           1,988,492              722,542              189,726               74,884
      Administrative charges...............             476,921              129,106               35,458               22,870
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           2,465,413              851,648              225,184               97,754
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (902,353)            (727,499)            (184,853)             (89,706)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            3,213,474               63,377               47,484
      Realized gains (losses) on sale of
        investments........................           2,802,789            2,517,900            1,400,491              211,707
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,802,789            5,731,374            1,463,868              259,191
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          48,920,722           11,841,418          (1,951,764)              627,553
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          51,723,511           17,572,792            (487,896)              886,744
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       50,821,158  $        16,845,293  $         (672,749)  $           797,038
                                             ==================  ===================  ===================  ===================


                                                MIST JPMORGAN     MIST LOOMIS SAYLES
                                               SMALL CAP VALUE      GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            42,689  $          360,248
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................               57,518             213,694
      Administrative charges...............               21,867              37,959
                                             -------------------  ------------------
        Total expenses.....................               79,385             251,653
                                             -------------------  ------------------
          Net investment income (loss).....             (36,696)             108,595
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................              426,468             726,882
                                             -------------------  ------------------
          Net realized gains (losses)......              426,468             726,882
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,016,956           1,299,077
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,443,424           2,025,959
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,406,728  $        2,134,554
                                             ===================  ==================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                          MIST MET/FRANKLIN
                                              MIST LORD ABBETT       MIST MET/EATON      LOW DURATION TOTAL   MIST MET/TEMPLETON
                                               BOND DEBENTURE      VANCE FLOATING RATE         RETURN         INTERNATIONAL BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        16,580,668  $           134,315   $           305,441  $           110,113
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,610,384               55,302               194,959               42,788
      Administrative charges...............              567,207                9,676                55,578               13,853
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            3,177,591               64,978               250,537               56,641
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....           13,403,077               69,337                54,904               53,472
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               15,990                    --               24,834
      Realized gains (losses) on sale of
        investments........................            3,279,512               16,123                16,310              (3,442)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            3,279,512               32,113                16,310               21,392
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (991,494)             (21,021)              (43,087)             (75,084)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,288,018               11,092              (26,777)             (53,692)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,691,095  $            80,429   $            28,127  $             (220)
                                             ===================  ====================  ===================  ===================


                                                 MIST METLIFE          MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              AGGRESSIVE STRATEGY      BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,542,082   $         1,173,246  $         54,754,137  $        13,003,979
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,609,775               674,744            26,439,935            5,049,384
      Administrative charges...............              507,518               249,760             6,806,444            1,072,741
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,117,293               924,504            33,246,379            6,122,125
                                             --------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (1,575,211)               248,742            21,507,758            6,881,854
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             1,895,244                    --           10,530,600
      Realized gains (losses) on sale of
        investments........................            7,431,029               546,545            46,525,347            9,905,738
                                             --------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            7,431,029             2,441,789            46,525,347           20,436,338
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           43,217,486             9,701,355           381,202,233            3,703,658
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           50,648,515            12,143,144           427,727,580           24,139,996
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        49,073,304   $        12,391,886  $        449,235,338  $        31,021,850
                                             ====================  ===================  ====================  ===================


                                                MIST METLIFE          MIST METLIFE
                                               GROWTH STRATEGY      MODERATE STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,780,403  $        23,510,709
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................           20,871,300           10,117,455
      Administrative charges...............            4,356,680            2,476,380
                                             -------------------  -------------------
        Total expenses.....................           25,227,980           12,593,835
                                             -------------------  -------------------
          Net investment income (loss).....            (447,577)           10,916,874
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,802,215
      Realized gains (losses) on sale of
        investments........................           27,198,325           16,576,482
                                             -------------------  -------------------
          Net realized gains (losses)......           27,198,325           18,378,697
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          347,398,687           89,825,176
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          374,597,012          108,203,873
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       374,149,435  $       119,120,747
                                             ===================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MIST METLIFE
                                                 MULTI-INDEX       MIST MFS EMERGING    MIST MFS RESEARCH  MIST MORGAN STANLEY
                                                TARGETED RISK       MARKETS EQUITY        INTERNATIONAL      MID CAP GROWTH
                                               SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               857  $          582,435  $         3,517,691  $           450,564
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                1,485             599,329            1,510,777              585,005
      Administrative charges...............                  322             131,520              311,342              164,854
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................                1,807             730,849            1,822,119              749,859
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....                (950)           (148,414)            1,695,572            (299,295)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,496                  --                   --                   --
      Realized gains (losses) on sale of
        investments........................                  299           (106,047)            (739,940)            3,405,175
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......                6,795           (106,047)            (739,940)            3,405,175
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               15,751         (3,220,289)           21,259,599           19,016,467
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               22,546         (3,326,336)           20,519,659           22,421,642
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            21,596  $      (3,474,750)  $        22,215,231  $        22,122,347
                                             ===================  ==================  ===================  ===================

                                                                      MIST PIMCO
                                               MIST OPPENHEIMER   INFLATION PROTECTED      MIST PIMCO
                                                 GLOBAL EQUITY           BOND             TOTAL RETURN       MIST PIONEER FUND
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           412,949  $         2,444,812  $       23,185,357  $         3,064,393
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              251,769            1,216,865           5,281,377              919,777
      Administrative charges...............               98,504              282,967           1,321,846              210,405
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              350,273            1,499,832           6,603,223            1,130,182
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....               62,676              944,980          16,582,134            1,934,211
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            6,529,814          10,745,621                   --
      Realized gains (losses) on sale of
        investments........................              840,499            (732,439)           1,760,478            6,108,159
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              840,499            5,797,375          12,506,099            6,108,159
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,213,059         (19,255,424)        (46,315,981)           17,649,916
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,053,558         (13,458,049)        (33,809,882)           23,758,075
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,116,234  $      (12,513,069)  $     (17,227,748)  $        25,692,286
                                             ===================  ===================  ==================  ===================


                                                 MIST PIONEER        MIST PYRAMIS
                                               STRATEGIC INCOME    GOVERNMENT INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           719,446  $            82,442
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              154,828               37,970
      Administrative charges...............               39,496               13,371
                                             -------------------  -------------------
        Total expenses.....................              194,324               51,341
                                             -------------------  -------------------
          Net investment income (loss).....              525,122               31,101
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               41,401               51,262
      Realized gains (losses) on sale of
        investments........................              153,594             (87,821)
                                             -------------------  -------------------
          Net realized gains (losses)......              194,995             (36,559)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (641,291)            (326,499)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (446,296)            (363,058)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            78,826  $         (331,957)
                                             ===================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                     MIST SCHRODERS
                                                 MIST PYRAMIS            GLOBAL          MIST SSGA GROWTH         MIST SSGA
                                                 MANAGED RISK          MULTI-ASSET        AND INCOME ETF         GROWTH ETF
                                                SUB-ACCOUNT (b)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            27,207  $               664  $         4,139,479  $         1,110,071
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               12,755               81,258            1,565,098              654,797
      Administrative charges...............                2,536               20,008              411,750              135,066
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               15,291              101,266            1,976,848              789,863
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               11,916            (100,602)            2,162,631              320,208
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               60,970               28,544            3,888,201            1,921,277
      Realized gains (losses) on sale of
        investments........................                7,579               67,313            2,304,249            1,372,327
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               68,549               95,857            6,192,450            3,293,604
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               82,837              649,309            9,798,640            4,682,523
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              151,386              745,166           15,991,090            7,976,127
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           163,302  $           644,564  $        18,153,721  $         8,296,335
                                             ===================  ===================  ===================  ===================


                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                               LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,356,354  $           184,505  $           527,010  $            77,538
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            7,118,071            1,066,977              773,850              188,533
      Administrative charges...............            1,349,886              196,427              135,127               36,700
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            8,467,957            1,263,404              908,977              225,233
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,888,397          (1,078,899)            (381,967)            (147,695)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,111,435                   --                   --
      Realized gains (losses) on sale of
        investments........................           18,386,497            2,941,077            2,139,900             (45,289)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           18,386,497            7,052,512            2,139,900             (45,289)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          155,015,468           17,372,198           12,668,658            2,223,929
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          173,401,965           24,424,710           14,808,558            2,178,640
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       175,290,362  $        23,345,811  $        14,426,591  $         2,030,945
                                             ===================  ===================  ===================  ===================


                                                 MSF BARCLAYS         MSF BLACKROCK
                                             AGGREGATE BOND INDEX      BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            95,863  $         3,536,033
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                44,339              688,937
      Administrative charges...............                 7,855              228,437
                                             --------------------  -------------------
        Total expenses.....................                52,194              917,374
                                             --------------------  -------------------
          Net investment income (loss).....                43,669            2,618,659
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,288,983
      Realized gains (losses) on sale of
        investments........................              (39,211)              146,759
                                             --------------------  -------------------
          Net realized gains (losses)......              (39,211)            2,435,742
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (131,964)          (6,914,788)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (171,175)          (4,479,046)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (127,506)  $       (1,860,387)
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MSF BLACKROCK        MSF BLACKROCK      MSF DAVIS VENTURE      MSF FRONTIER
                                             CAPITAL APPRECIATION     MONEY MARKET             VALUE           MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            89,236   $                --  $         2,760,860  $               --
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................              109,558             1,352,980            2,520,863              97,055
      Administrative charges...............               22,612               253,273              540,172              16,834
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................              132,170             1,606,253            3,061,035             113,889
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (42,934)           (1,606,253)            (300,175)           (113,889)
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --            3,664,156                  --
      Realized gains (losses) on sale of
        investments........................              622,643                    --            9,297,164             111,302
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......              622,643                    --           12,961,320             111,302
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,451,903                    --           46,955,909           1,787,082
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,074,546                    --           59,917,229           1,898,384
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,031,612   $       (1,606,253)  $        59,617,054  $        1,784,495
                                             ====================  ===================  ===================  ==================

                                                                                                            MSF MET/DIMENSIONAL
                                                MSF JENNISON       MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                   GROWTH          SMALL CAP GROWTH       MID CAP VALUE           COMPANY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           311,875  $                --  $          323,038  $            40,129
                                             -------------------  -------------------  ------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,728,915              155,661             624,023               30,395
      Administrative charges...............              323,822               42,205             106,375                6,955
                                             -------------------  -------------------  ------------------  --------------------
        Total expenses.....................            2,052,737              197,866             730,398               37,350
                                             -------------------  -------------------  ------------------  --------------------
          Net investment income (loss).....          (1,740,862)            (197,866)           (407,360)                2,779
                                             -------------------  -------------------  ------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,389,903                   --                  --               62,738
      Realized gains (losses) on sale of
        investments........................            2,851,542            1,235,848             486,945               29,432
                                             -------------------  -------------------  ------------------  --------------------
          Net realized gains (losses)......            4,241,445            1,235,848             486,945               92,170
                                             -------------------  -------------------  ------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           38,020,336            5,362,656          12,204,394              621,901
                                             -------------------  -------------------  ------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           42,261,781            6,598,504          12,691,339              714,071
                                             -------------------  -------------------  ------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        40,520,919  $         6,400,638  $       12,283,979  $           716,850
                                             ===================  ===================  ==================  ====================


                                                  MSF METLIFE           MSF METLIFE
                                              MID CAP STOCK INDEX       STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            33,339   $           651,745
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               54,542               558,617
      Administrative charges...............                8,961                98,005
                                             --------------------  -------------------
        Total expenses.....................               63,503               656,622
                                             --------------------  -------------------
          Net investment income (loss).....             (30,164)               (4,877)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              100,440               597,352
      Realized gains (losses) on sale of
        investments........................              169,866             1,205,036
                                             --------------------  -------------------
          Net realized gains (losses)......              270,306             1,802,388
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              678,992             8,303,585
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              949,298            10,105,973
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           919,134   $        10,101,096
                                             ====================  ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                   MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                                TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,537,092  $           962,517  $           39,328  $            10,349
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              752,783            1,019,089              21,096              393,903
      Administrative charges...............              256,363              365,563               4,006               74,425
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            1,009,146            1,384,652              25,102              468,328
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            1,527,946            (422,135)              14,226            (457,979)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,844,825                  --                   --
      Realized gains (losses) on sale of
        investments........................            1,634,403            3,046,876              66,296              676,206
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            1,634,403            4,891,701              66,296              676,206
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,776,442           34,235,330             212,770           10,963,148
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           15,410,845           39,127,031             279,066           11,639,354
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,938,791  $        38,704,896  $          293,292  $        11,181,375
                                             ===================  ===================  ==================  ===================


                                              MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           34,172  $            57,839  $            25,042  $            29,409
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              48,740              778,027              140,134               36,572
      Administrative charges...............               8,366              142,316               24,632               11,706
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................              57,106              920,343              164,766               48,278
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (22,934)            (862,504)            (139,724)             (18,869)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --              640,778                   --
      Realized gains (losses) on sale of
        investments........................             168,240            4,832,780              761,006            (155,834)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             168,240            4,832,780            1,401,784            (155,834)
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             857,104           15,737,023            2,766,639              651,165
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,025,344           20,569,803            4,168,423              495,331
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,002,410  $        19,707,299  $         4,028,699  $           476,462
                                             ==================  ===================  ===================  ===================

                                               MSF WESTERN ASSET    MSF WESTERN ASSET
                                             MANAGEMENT STRATEGIC      MANAGEMENT
                                              BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           352,332  $          211,286
                                             --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges............................                88,019             142,189
      Administrative charges...............                17,269              24,964
                                             --------------------  ------------------
        Total expenses.....................               105,288             167,153
                                             --------------------  ------------------
          Net investment income (loss).....               247,044              44,133
                                             --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                  --
      Realized gains (losses) on sale of
        investments........................               335,486              18,328
                                             --------------------  ------------------
          Net realized gains (losses)......               335,486              18,328
                                             --------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................             (619,172)           (329,701)
                                             --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (283,686)           (311,373)
                                             --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          (36,642)  $        (267,240)
                                             ====================  ==================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   PIMCO VIT            PIMCO VIT             PUTNAM VT           PUTNAM VT
                                                  HIGH YIELD          LOW DURATION          EQUITY INCOME     MULTI-CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            427,241  $           154,503  $           524,183  $            16,319
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                95,747              134,233              199,656               28,292
      Administrative charges...............                19,511               25,748               64,260                3,779
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               115,258              159,981              263,916               32,071
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               311,983              (5,478)              260,267             (15,752)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................               128,731               94,642            1,187,492              127,321
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               128,731               94,642            1,187,492              127,321
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (124,190)            (272,620)            5,626,689              570,168
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                 4,541            (177,978)            6,814,181              697,489
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            316,524  $         (183,456)  $         7,074,448  $           681,737
                                             ====================  ===================  ===================  ===================

                                             RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                   EQUITY           RUSSELL CORE BOND    ESTATE SECURITIES          EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             6,590  $           104,754  $             42,860  $           102,276
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               19,674               92,698                13,213              103,025
      Administrative charges...............                2,357               11,120                 1,583               12,361
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................               22,031              103,818                14,796              115,386
                                             -------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (15,441)                  936                28,064             (13,110)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              112,720               24,237                38,851              438,272
      Realized gains (losses) on sale of
        investments........................               71,707               81,538                17,843              419,754
                                             -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....              184,427              105,775                56,694              858,026
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              339,515            (316,686)              (53,084)            1,407,178
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              523,942            (210,911)                 3,610            2,265,204
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           508,501  $         (209,975)  $             31,674  $         2,252,094
                                             ===================  ===================  ====================  ====================


                                               RUSSELL NON-U.S.
                                                  SUB-ACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $            71,713
                                             -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               43,355
      Administrative charges...............                5,198
                                             -------------------
        Total expenses.....................               48,553
                                             -------------------
           Net investment income (loss)....               23,160
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --
      Realized gains (losses) on sale of
        investments........................             (14,344)
                                             -------------------
           Net realized gains (losses).....             (14,344)
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................              634,307
                                             -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              619,963
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           643,123
                                             ===================

(a) Commenced November 12, 2012 and began transactions in 2013.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                 AMERICAN FUNDS
                                      AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        408,503  $          16,491  $        (5,831)  $        113,324
   Net realized gains
     (losses)....................         4,192,451          1,843,654         1,017,142           345,191
   Change in unrealized
     gains (losses) on
     investments.................        23,703,654         18,177,752         5,661,018         3,508,464
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        28,304,608         20,037,897         6,672,329         3,966,979
                                   ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,668,920          2,700,041           335,561           396,507
   Net transfers (including
     fixed account)..............       (7,201,174)        (5,099,486)       (1,840,055)            40,433
   Contract charges..............         (880,990)          (851,342)         (222,817)         (213,201)
   Transfers for contract
     benefits and
     terminations................       (5,784,392)        (5,453,200)       (1,246,573)       (1,458,596)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (12,197,636)        (8,703,987)       (2,973,884)       (1,234,857)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............        16,106,972         11,333,910         3,698,445         2,732,122
NET ASSETS:
   Beginning of year.............       106,822,886         95,488,976        25,978,567        23,246,445
                                   ----------------  -----------------  ----------------  ----------------
   End of year...................  $    122,929,858  $     106,822,886  $     29,677,012  $     25,978,567
                                   ================  =================  ================  ================

                                                                               DWS II GOVERNMENT &
                                          AMERICAN FUNDS GROWTH                 AGENCY SECURITIES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  -----------------------------------
                                         2013              2012               2013              2012
                                   ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         61,134  $      (105,844)  $           9,203  $         18,750
   Net realized gains
     (losses)....................         7,384,758         3,265,177             20,029            23,117
   Change in unrealized
     gains (losses) on
     investments.................        27,933,318        16,336,209           (55,900)          (30,990)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        35,379,210        19,495,542           (26,668)            10,877
                                   ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         2,049,516         4,598,905                506               532
   Net transfers (including
     fixed account)..............       (9,594,962)       (2,892,397)              9,599          (26,140)
   Contract charges..............       (1,052,562)       (1,012,056)              (726)             (895)
   Transfers for contract
     benefits and
     terminations................       (8,280,530)       (6,752,127)          (193,705)          (92,468)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (16,878,538)       (6,057,675)          (184,326)         (118,971)
                                   ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets............        18,500,672        13,437,867          (210,994)         (108,094)
NET ASSETS:
   Beginning of year.............       129,432,083       115,994,216            693,006           801,100
                                   ----------------  ----------------  -----------------  ----------------
   End of year...................  $    147,932,755  $    129,432,083  $         482,012  $        693,006
                                   ================  ================  =================  ================


                                       FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          45,576  $         72,431  $        (1,315)  $        (1,080)
   Net realized gains
     (losses)....................            447,050           276,506             6,058             1,013
   Change in unrealized
     gains (losses) on
     investments.................            798,810           350,502            31,463            16,699
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          1,291,436           699,439            36,206            16,632
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             25,632            75,143                --                --
   Net transfers (including
     fixed account)..............            179,929           309,747          (15,520)             6,288
   Contract charges..............           (18,366)          (18,343)             (129)             (142)
   Transfers for contract
     benefits and
     terminations................          (527,633)         (465,790)           (2,977)           (3,873)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (340,438)          (99,243)          (18,626)             2,273
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............            950,998           600,196            17,580            18,905
NET ASSETS:
   Beginning of year.............          5,082,102         4,481,906           109,300            90,395
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $       6,033,100  $      5,082,102  $        126,880  $        109,300
                                   =================  ================  ================  ================

                                            FTVIPT TEMPLETON
                                           FOREIGN SECURITIES
                                               SUB-ACCOUNT
                                   -----------------------------------
                                         2013               2012
                                   ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        276,649  $         439,503
   Net realized gains
     (losses)....................           425,385          (201,568)
   Change in unrealized
     gains (losses) on
     investments.................         4,864,366          3,917,575
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         5,566,400          4,155,510
                                   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................           157,499            289,288
   Net transfers (including
     fixed account)..............         (463,897)          (281,750)
   Contract charges..............          (90,008)           (90,760)
   Transfers for contract
     benefits and
     terminations................       (3,121,814)        (2,256,554)
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (3,518,220)        (2,339,776)
                                   ----------------  -----------------
     Net increase (decrease)
        in net assets............         2,048,180          1,815,734
NET ASSETS:
   Beginning of year.............        28,052,934         26,237,200
                                   ----------------  -----------------
   End of year...................  $     30,101,114  $      28,052,934
                                   ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST ALLIANCEBERNSTEIN GLOBAL
                                    INVESCO V.I. INTERNATIONAL GROWTH            DYNAMIC ALLOCATION
                                               SUB-ACCOUNT                           SUB-ACCOUNT
                                   -----------------------------------  ------------------------------------
                                         2013              2012                2013             2012 (a)
                                   ----------------  ----------------   -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (22,265)  $        (7,505)   $          75,766   $      (105,629)
   Net realized gains
     (losses)....................           242,759           187,439             679,659              7,368
   Change in unrealized
     gains (losses) on
     investments.................           765,351           626,911           1,608,358          1,136,097
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........           985,845           806,845           2,363,783          1,037,836
                                   ----------------  ----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................            18,558            48,304             668,511         11,185,823
   Net transfers (including
     fixed account)..............           233,063          (48,681)           3,473,455          9,893,042
   Contract charges..............          (19,604)          (21,206)           (233,655)           (22,914)
   Transfers for contract
     benefits and
     terminations................         (918,764)         (645,014)           (682,012)          (220,708)
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............         (686,747)         (666,597)           3,226,299         20,835,243
                                   ----------------  ----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets............           299,098           140,248           5,590,082         21,873,079
NET ASSETS:
   Beginning of year.............         6,259,165         6,118,917          21,873,079                 --
                                   ----------------  ----------------   -----------------  -----------------
   End of year...................  $      6,558,263  $      6,259,165   $      27,463,161   $     21,873,079
                                   ================  ================   =================  =================

                                          MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                          BALANCED ALLOCATION                   GROWTH ALLOCATION
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                   ----------------------------------  -----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (504,314)  $        217,054  $    (1,336,914)  $       (835,919)
   Net realized gains
     (losses)....................        21,595,900         6,301,663        23,104,972          4,585,085
   Change in unrealized
     gains (losses) on
     investments.................        15,798,540        18,666,860        28,587,618         25,535,407
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        36,890,126        25,185,577        50,355,676         29,284,573
                                   ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,212,531         5,384,142           500,867          7,255,731
   Net transfers (including
     fixed account)..............       (7,319,294)         (708,071)       (2,920,195)        (7,253,472)
   Contract charges..............       (2,255,799)       (2,283,365)       (2,362,897)        (2,304,571)
   Transfers for contract
     benefits and
     terminations................      (13,503,951)      (10,566,334)      (13,777,227)        (9,745,918)
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (21,866,513)       (8,173,628)      (18,559,452)       (12,048,230)
                                   ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        15,023,613        17,011,949        31,796,224         17,236,343
NET ASSETS:
   Beginning of year.............       235,164,571       218,152,622       225,771,481        208,535,138
                                   ----------------  ----------------  ----------------  -----------------
   End of year...................  $    250,188,184  $    235,164,571  $    257,567,705  $     225,771,481
                                   ================  ================  ================  =================

                                                                              MIST AMERICAN FUNDS
                                       MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (317,617)  $      (323,394)  $        112,294  $        595,498
   Net realized gains
     (losses)....................         3,382,812         1,491,508        11,172,542         5,433,160
   Change in unrealized
     gains (losses) on
     investments.................         3,693,791         2,541,492         2,212,586         5,309,327
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         6,758,986         3,709,606        13,497,422        11,337,985
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................           128,099           368,783           387,979         1,357,270
   Net transfers (including
     fixed account)..............         (974,001)       (1,441,672)       (8,727,361)       (4,179,111)
   Contract charges..............         (240,073)         (254,135)       (1,244,900)       (1,317,961)
   Transfers for contract
     benefits and
     terminations................       (1,756,950)       (1,563,023)      (10,202,089)       (9,745,348)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (2,842,925)       (2,890,047)      (19,786,371)      (13,885,150)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............         3,916,061           819,559       (6,288,949)       (2,547,165)
NET ASSETS:
   Beginning of year.............        25,736,857        24,917,298       126,809,368       129,356,533
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $     29,652,918  $     25,736,857  $    120,520,419  $    126,809,368
                                   ================  ================  ================  ================


                                      MIST AQR GLOBAL RISK BALANCED
                                               SUB-ACCOUNT
                                   -----------------------------------
                                         2013             2012 (a)
                                   -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         149,421  $       (81,216)
   Net realized gains
     (losses)....................            247,052             8,760
   Change in unrealized
     gains (losses) on
     investments.................        (1,503,984)           630,650
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        (1,107,511)           558,194
                                   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             99,288           246,911
   Net transfers (including
     fixed account)..............            384,530        15,473,901
   Contract charges..............          (155,503)          (43,228)
   Transfers for contract
     benefits and
     terminations................          (696,634)         (219,348)
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (368,319)        15,458,236
                                   -----------------  ----------------
     Net increase (decrease)
        in net assets............        (1,475,830)        16,016,430
NET ASSETS:
   Beginning of year.............         16,016,430                --
                                   -----------------  ----------------
   End of year...................  $      14,540,600  $     16,016,430
                                   =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           MIST BLACKROCK                      MIST BLACKROCK
                                     GLOBAL TACTICAL STRATEGIES                  HIGH YIELD
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013            2012 (a)            2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        143,441  $      (215,547)  $        833,208  $        770,102
   Net realized gains
     (losses)...................         1,503,976            13,087           616,314           356,221
   Change in unrealized
     gains (losses) on
     investments................         2,882,847         2,056,998         (181,934)           880,225
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         4,530,264         1,854,538         1,267,588         2,006,548
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           801,466        19,492,373            88,643           552,889
   Net transfers (including
     fixed account).............        11,503,843        23,511,165         1,281,118         2,884,131
   Contract charges.............         (473,454)          (42,218)         (116,116)         (109,129)
   Transfers for contract
     benefits and
     terminations...............       (2,710,262)         (377,778)       (1,501,711)       (1,525,030)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         9,121,593        42,583,542         (248,066)         1,802,861
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        13,651,857        44,438,080         1,019,522         3,809,409
NET ASSETS:
   Beginning of year............        44,438,080                --        16,244,048        12,434,639
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     58,089,937  $     44,438,080  $     17,263,570  $     16,244,048
                                  ================  ================  ================  ================

                                           MIST BLACKROCK
                                           LARGE CAP CORE               MIST CLARION GLOBAL REAL ESTATE
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         21,909  $          3,397  $      2,150,527  $        210,714
   Net realized gains
     (losses)...................           357,801           102,883         (324,916)         (713,424)
   Change in unrealized
     gains (losses) on
     investments................         1,681,665           585,260       (1,020,469)         8,520,403
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         2,061,375           691,540           805,142         8,017,693
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           180,710           522,666           137,245           570,276
   Net transfers (including
     fixed account).............         (604,610)           478,738         1,662,004         (240,798)
   Contract charges.............          (55,673)          (50,637)         (168,758)         (166,994)
   Transfers for contract
     benefits and
     terminations...............         (311,478)         (287,767)       (3,599,195)       (2,941,381)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (791,051)           663,000       (1,968,704)       (2,778,897)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,270,324         1,354,540       (1,163,562)         5,238,796
NET ASSETS:
   Beginning of year............         6,609,137         5,254,597        39,516,123        34,277,327
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      7,879,461  $      6,609,137  $     38,352,561  $     39,516,123
                                  ================  ================  ================  ================

                                           MIST CLEARBRIDGE
                                         AGGRESSIVE GROWTH II          MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                  -----------------------------------  -----------------------------------
                                         2013              2012              2013              2012
                                  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (42,648)  $       (21,268)  $    (1,184,773)  $    (1,202,964)
   Net realized gains
     (losses)...................            209,947            29,031         5,254,385         1,540,752
   Change in unrealized
     gains (losses) on
     investments................            809,251           214,381        28,494,295        11,875,814
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            976,550           222,144        32,563,907        12,213,602
                                  -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................              1,685             5,557           249,687         1,228,421
   Net transfers (including
     fixed account).............          2,160,799         1,479,969       (1,368,153)       (2,877,118)
   Contract charges.............           (26,878)          (12,515)         (347,251)         (329,696)
   Transfers for contract
     benefits and
     terminations...............          (601,592)         (139,480)       (8,690,461)       (5,771,530)
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          1,534,014         1,333,531      (10,156,178)       (7,749,923)
                                  -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............          2,510,564         1,555,675        22,407,729         4,463,679
NET ASSETS:
   Beginning of year............          2,480,585           924,910        79,321,095        74,857,416
                                  -----------------  ----------------  ----------------  ----------------
   End of year..................  $       4,991,149  $      2,480,585  $    101,728,824  $     79,321,095
                                  =================  ================  ================  ================


                                   MIST GOLDMAN SACHS MID CAP VALUE
                                              SUB-ACCOUNT
                                  -----------------------------------
                                         2013              2012
                                  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (152,789)  $      (188,666)
   Net realized gains
     (losses)...................          1,319,903            20,259
   Change in unrealized
     gains (losses) on
     investments................          3,772,355         2,677,080
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          4,939,469         2,508,673
                                  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................             30,495            92,435
   Net transfers (including
     fixed account).............          (443,972)         (258,827)
   Contract charges.............           (83,810)          (80,324)
   Transfers for contract
     benefits and
     terminations...............        (1,872,506)       (1,464,848)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............        (2,369,793)       (1,711,564)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets............          2,569,676           797,109
NET ASSETS:
   Beginning of year............         17,068,463        16,271,354
                                  -----------------  ----------------
   End of year..................  $      19,638,139  $     17,068,463
                                  =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                  MIST INVESCO
                                   MIST HARRIS OAKMARK INTERNATIONAL        BALANCED-RISK ALLOCATION
                                              SUB-ACCOUNT                          SUB-ACCOUNT
                                  -----------------------------------  ----------------------------------
                                        2013              2012               2013            2012 (b)
                                  ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        529,960  $       (47,989)   $      (298,226)  $       (28,934)
   Net realized gains
     (losses)...................         1,833,456         (575,680)            241,466           197,330
   Change in unrealized
     gains (losses) on
     investments................        14,288,746        14,433,429             28,016           235,621
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,652,162        13,809,760           (28,744)           404,017
                                  ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           192,165           836,754            221,822           153,517
   Net transfers (including
     fixed account).............         1,807,599       (3,701,717)          2,482,249        18,104,568
   Contract charges.............         (328,352)         (297,205)          (188,666)          (46,740)
   Transfers for contract
     benefits and
     terminations...............       (6,239,448)       (4,513,864)        (1,225,379)         (209,518)
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (4,568,036)       (7,676,032)          1,290,026        18,001,827
                                  ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets............        12,084,126         6,133,728          1,261,282        18,405,844
NET ASSETS:
   Beginning of year............        60,795,216        54,661,488         18,405,844                --
                                  ----------------  ----------------   ----------------  ----------------
   End of year..................  $     72,879,342  $     60,795,216   $     19,667,126  $     18,405,844
                                  ================  ================   ================  ================


                                         MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  -----------------------------------  ----------------------------------
                                        2013              2012               2013              2012
                                  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         26,285  $         261,786  $      (902,353)  $    (1,443,228)
   Net realized gains
     (losses)...................         3,243,609            709,907         2,802,789       (3,430,104)
   Change in unrealized
     gains (losses) on
     investments................        30,821,728         15,390,328        48,920,722        28,776,620
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        34,091,622         16,362,021        50,821,158        23,903,288
                                  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,112,181          2,126,162         1,095,938         1,644,994
   Net transfers (including
     fixed account).............         1,551,821        (2,713,020)       (6,640,721)       (5,874,126)
   Contract charges.............         (602,828)          (547,185)         (755,153)         (760,540)
   Transfers for contract
     benefits and
     terminations...............      (10,189,892)        (8,850,457)      (21,888,781)      (19,360,998)
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (8,128,718)        (9,984,500)      (28,188,717)      (24,350,670)
                                  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        25,962,904          6,377,521        22,632,441         (447,382)
NET ASSETS:
   Beginning of year............       104,439,830         98,062,309       187,671,582       188,118,964
                                  ----------------  -----------------  ----------------  ----------------
   End of year..................  $    130,402,734  $     104,439,830  $    210,304,023  $    187,671,582
                                  ================  =================  ================  ================


                                     MIST INVESCO SMALL CAP GROWTH          MIST JPMORGAN CORE BOND
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (727,499)  $      (770,289)  $      (184,853)  $        156,899
   Net realized gains
     (losses)...................         5,731,374         4,636,784         1,463,868           502,367
   Change in unrealized
     gains (losses) on
     investments................        11,841,418         3,485,103       (1,951,764)         (110,361)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,845,293         7,351,598         (672,749)           548,905
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           156,924           566,267            36,885           276,727
   Net transfers (including
     fixed account).............         1,634,040       (3,822,308)       (2,413,631)         (489,582)
   Contract charges.............         (222,057)         (218,696)         (159,882)         (180,860)
   Transfers for contract
     benefits and
     terminations...............       (5,290,947)       (4,128,973)       (1,022,054)       (1,040,885)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (3,722,040)       (7,603,710)       (3,558,682)       (1,434,600)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        13,123,253         (252,112)       (4,231,431)         (885,695)
NET ASSETS:
   Beginning of year............        46,464,081        46,716,193        16,737,665        17,623,360
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     59,587,334  $     46,464,081  $     12,506,234  $     16,737,665
                                  ================  ================  ================  ================

                                             MIST JPMORGAN
                                       GLOBAL ACTIVE ALLOCATION
                                              SUB-ACCOUNT
                                  -----------------------------------
                                         2013            2012 (b)
                                  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (89,706)  $          (317)
   Net realized gains
     (losses)...................            259,191            48,453
   Change in unrealized
     gains (losses) on
     investments................            627,553           252,299
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            797,038           300,435
                                  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            332,957         2,886,045
   Net transfers (including
     fixed account).............          2,367,278         4,261,165
   Contract charges.............           (81,370)           (6,746)
   Transfers for contract
     benefits and
     terminations...............          (269,275)          (69,710)
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          2,349,590         7,070,754
                                  -----------------  ----------------
     Net increase (decrease)
       in net assets............          3,146,628         7,371,189
NET ASSETS:
   Beginning of year............          7,371,189                --
                                  -----------------  ----------------
   End of year..................  $      10,517,817  $      7,371,189
                                  =================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                    MIST JPMORGAN SMALL CAP VALUE      MIST LOOMIS SAYLES GLOBAL MARKETS
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  -----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (36,696)  $       (20,665)  $        108,595  $         96,072
   Net realized gains
     (losses)...................           426,468           146,628           726,882           227,782
   Change in unrealized
     gains (losses) on
     investments................         2,016,956           898,208         1,299,077         1,534,216
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         2,406,728         1,024,171         2,134,554         1,858,070
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           144,887           275,959           233,011           596,981
   Net transfers (including
     fixed account).............         (438,705)          (20,598)         (609,275)         1,724,999
   Contract charges.............          (57,706)          (54,923)         (114,781)         (106,750)
   Transfers for contract
     benefits and
     terminations...............         (442,324)         (432,808)       (1,423,422)       (1,118,519)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (793,848)         (232,370)       (1,914,467)         1,096,711
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,612,880           791,801           220,087         2,954,781
NET ASSETS:
   Beginning of year............         7,917,855         7,126,054        14,977,462        12,022,681
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      9,530,735  $      7,917,855  $     15,197,549  $     14,977,462
                                  ================  ================  ================  ================

                                                                                MIST MET/EATON
                                    MIST LORD ABBETT BOND DEBENTURE           VANCE FLOATING RATE
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $     13,403,077  $     15,273,390  $         69,337  $         41,559
   Net realized gains
     (losses)...................         3,279,512         2,704,536            32,113            18,015
   Change in unrealized
     gains (losses) on
     investments................         (991,494)        10,042,241          (21,021)            91,864
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        15,691,095        28,020,167            80,429           151,438
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,146,012         2,984,634             3,022           130,180
   Net transfers (including
     fixed account).............       (2,172,367)       (1,682,646)         1,944,025         1,206,557
   Contract charges.............         (851,511)         (909,336)          (25,417)          (16,819)
   Transfers for contract
     benefits and
     terminations...............      (29,989,841)      (30,309,729)         (555,741)         (229,212)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (31,867,707)      (29,917,077)         1,365,889         1,090,706
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............      (16,176,612)       (1,896,910)         1,446,318         1,242,144
NET ASSETS:
   Beginning of year............       252,466,645       254,363,555         3,433,894         2,191,750
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $    236,290,033  $    252,466,645  $      4,880,212  $      3,433,894
                                  ================  ================  ================  ================

                                    MIST MET/FRANKLIN LOW DURATION           MIST MET/TEMPLETON
                                             TOTAL RETURN                    INTERNATIONAL BOND
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         54,904  $        109,845  $         53,472  $        435,950
   Net realized gains
     (losses)...................            16,310            10,947            21,392          (32,325)
   Change in unrealized
     gains (losses) on
     investments................          (43,087)           319,835          (75,084)           222,776
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            28,127           440,627             (220)           626,401
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           910,966         1,348,069           112,645           300,199
   Net transfers (including
     fixed account).............        11,532,199         6,508,992           469,137           634,152
   Contract charges.............         (150,046)          (93,849)          (55,463)          (53,636)
   Transfers for contract
     benefits and
     terminations...............       (2,350,066)       (1,183,481)         (428,708)         (302,162)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         9,943,053         6,579,731            97,611           578,553
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         9,971,180         7,020,358            97,391         1,204,954
NET ASSETS:
   Beginning of year............        17,845,860        10,825,502         5,481,320         4,276,366
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     27,817,040  $     17,845,860  $      5,578,711  $      5,481,320
                                  ================  ================  ================  ================


                                  MIST METLIFE AGGRESSIVE STRATEGY
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $    (1,575,211)  $    (1,581,284)
   Net realized gains
     (losses)...................         7,431,029         3,159,809
   Change in unrealized
     gains (losses) on
     investments................        43,217,486        22,746,050
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        49,073,304        24,324,575
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................         1,338,844         2,796,041
   Net transfers (including
     fixed account).............         9,652,811       (5,159,970)
   Contract charges.............         (990,665)         (942,347)
   Transfers for contract
     benefits and
     terminations...............      (20,336,120)      (10,960,729)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (10,335,130)      (14,267,005)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............        38,738,174        10,057,570
NET ASSETS:
   Beginning of year............       178,338,412       168,280,842
                                  ----------------  ----------------
   End of year..................  $    217,076,586  $    178,338,412
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012




                                       MIST METLIFE BALANCED PLUS       MIST METLIFE BALANCED STRATEGY
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013            2012 (a)            2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $        248,742  $      (353,181)  $     21,507,758  $     22,790,522
   Net realized gains
     (losses)....................         2,441,789             5,272        46,525,347        16,081,422
   Change in unrealized
     gains (losses) on
     investments.................         9,701,355         4,726,943       381,202,233       260,074,614
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        12,391,886         4,379,034       449,235,338       298,946,558
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,509,097        43,096,183        18,030,937        44,706,794
   Net transfers (including
     fixed account)..............        25,689,084        33,930,300      (13,830,553)       (5,375,897)
   Contract charges..............         (879,933)          (23,838)      (20,777,727)      (20,686,267)
   Transfers for contract
     benefits and
     terminations................       (2,826,956)         (595,720)     (188,042,303)     (154,893,706)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        23,491,292        76,406,925     (204,619,646)     (136,249,076)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............        35,883,178        80,785,959       244,615,692       162,697,482
NET ASSETS:
   Beginning of year.............        80,785,959                --     2,594,213,239     2,431,515,757
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $    116,669,137  $     80,785,959  $  2,838,828,931  $  2,594,213,239
                                   ================  ================  ================  ================



                                     MIST METLIFE DEFENSIVE STRATEGY       MIST METLIFE GROWTH STRATEGY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2013               2012              2013              2012
                                   ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      6,881,854  $       5,829,099  $      (447,577)  $      2,513,937
   Net realized gains
     (losses)....................        20,436,338          7,820,790        27,198,325         6,505,215
   Change in unrealized
     gains (losses) on
     investments.................         3,703,658         24,333,717       347,398,687       185,569,456
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        31,021,850         37,983,606       374,149,435       194,588,608
                                   ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,983,236          6,663,243         8,027,936        23,813,879
   Net transfers (including
     fixed account)..............      (40,949,668)         30,989,631       170,726,968      (34,652,491)
   Contract charges..............       (3,103,056)        (3,092,724)      (12,763,028)      (11,705,358)
   Transfers for contract
     benefits and
     terminations................      (36,386,018)       (31,451,949)     (116,297,915)      (90,083,377)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (78,455,506)          3,108,201        49,693,961     (112,627,347)
                                   ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............      (47,433,656)         41,091,807       423,843,396        81,961,261
NET ASSETS:
   Beginning of year.............       446,509,240        405,417,433     1,506,611,565     1,424,650,304
                                   ----------------  -----------------  ----------------  ----------------
   End of year...................  $    399,075,584  $     446,509,240  $  1,930,454,961  $  1,506,611,565
                                   ================  =================  ================  ================

                                                                          MIST METLIFE
                                                                           MULTI-INDEX                 MIST MFS
                                    MIST METLIFE MODERATE STRATEGY        TARGETED RISK         EMERGING MARKETS EQUITY
                                              SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                   ----------------------------------  -----------------  -----------------------------------
                                         2013              2012             2013 (c)            2013               2012
                                   ----------------  ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $     10,916,874  $     12,647,551  $           (950)  $      (148,414)  $       (337,480)
   Net realized gains
     (losses)....................        18,378,697         5,340,765              6,795         (106,047)          (130,060)
   Change in unrealized
     gains (losses) on
     investments.................        89,825,176        79,305,253             15,751       (3,220,289)          9,550,566
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........       119,120,747        97,293,569             21,596       (3,474,750)          9,083,026
                                   ----------------  ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         6,808,312        16,957,341             16,217           451,625          2,099,985
   Net transfers (including
     fixed account)..............       (7,975,362)        16,690,381            712,961        11,484,678        (3,709,473)
   Contract charges..............       (7,436,183)       (7,371,611)            (1,098)         (320,562)          (330,822)
   Transfers for contract
     benefits and
     terminations................      (67,985,909)      (57,809,808)          (371,815)       (5,032,865)        (3,637,472)
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (76,589,142)      (31,533,697)            356,265         6,582,876        (5,577,782)
                                   ----------------  ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        42,531,605        65,759,872            377,861         3,108,126          3,505,244
NET ASSETS:
   Beginning of year.............       962,702,252       896,942,380                 --        56,184,457         52,679,213
                                   ----------------  ----------------  -----------------  ----------------  -----------------
   End of year...................  $  1,005,233,857  $    962,702,252  $         377,861  $     59,292,583  $      56,184,457
                                   ================  ================  =================  ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST MORGAN STANLEY
                                   MIST MFS RESEARCH INTERNATIONAL            MID CAP GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013              2012             2013              2012
                                  ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      1,695,572  $       790,340  $      (299,295)  $      (713,376)
   Net realized gains
     (losses)...................         (739,940)      (2,687,296)         3,405,175         1,287,533
   Change in unrealized
     gains (losses) on
     investments................        21,259,599       20,272,940        19,016,467         4,432,788
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        22,215,231       18,375,984        22,122,347         5,006,945
                                  ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           911,365        2,386,360           490,377         1,354,185
   Net transfers (including
     fixed account).............       (2,178,495)        1,223,991       (3,417,223)         1,103,141
   Contract charges.............         (499,783)        (500,554)         (277,366)         (270,124)
   Transfers for contract
     benefits and
     terminations...............      (12,763,098)     (11,935,573)       (6,130,487)       (5,425,025)
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (14,530,011)      (8,825,776)       (9,334,699)       (3,237,823)
                                  ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         7,685,220        9,550,208        12,787,648         1,769,122
NET ASSETS:
   Beginning of year............       133,415,326      123,865,118        63,342,932        61,573,810
                                  ----------------  ---------------  ----------------  ----------------
   End of year..................  $    141,100,546  $   133,415,326  $     76,130,580  $     63,342,932
                                  ================  ===============  ================  ================

                                                                           MIST PIMCO INFLATION
                                   MIST OPPENHEIMER GLOBAL EQUITY             PROTECTED BOND
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  ---------------------------------  ---------------------------------
                                       2013              2012              2013              2012
                                  ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        62,676  $         88,010  $        944,980  $     1,965,246
   Net realized gains
     (losses)...................          840,499            89,189         5,797,375        7,752,703
   Change in unrealized
     gains (losses) on
     investments................        8,213,059         3,738,283      (19,255,424)        (941,777)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        9,116,234         3,915,482      (12,513,069)        8,776,172
                                  ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................          408,596           194,366           805,138        2,134,134
   Net transfers (including
     fixed account).............       23,708,528         (863,112)         2,426,339        6,386,261
   Contract charges.............        (202,603)         (117,408)         (850,797)        (904,257)
   Transfers for contract
     benefits and
     terminations...............      (3,820,874)       (1,778,927)       (8,424,200)      (8,546,083)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       20,093,647       (2,565,081)       (6,043,520)        (929,945)
                                  ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets............       29,209,881         1,350,401      (18,556,589)        7,846,227
NET ASSETS:
   Beginning of year............       21,942,397        20,591,996       121,500,435      113,654,208
                                  ---------------  ----------------  ----------------  ---------------
   End of year..................  $    51,152,278  $     21,942,397  $    102,943,846  $   121,500,435
                                  ===============  ================  ================  ===============


                                       MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013             2012              2013              2012
                                  ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $    16,582,134  $     11,134,503  $      1,934,211  $        285,570
   Net realized gains
     (losses)...................       12,506,099         3,797,626         6,108,159         3,313,049
   Change in unrealized
     gains (losses) on
     investments................     (46,315,981)        28,935,806        17,649,916         4,351,864
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........     (17,227,748)        43,867,935        25,692,286         7,950,483
                                  ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................        4,231,688        10,488,717           679,652         1,692,777
   Net transfers (including
     fixed account).............        (712,856)        10,723,781       (3,335,591)         (384,593)
   Contract charges.............      (3,393,099)       (3,656,551)         (279,399)         (277,636)
   Transfers for contract
     benefits and
     terminations...............     (46,671,789)      (46,975,148)      (10,312,377)       (9,924,163)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............     (46,546,056)      (29,419,201)      (13,247,715)       (8,893,615)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............     (63,773,804)        14,448,734        12,444,571         (943,132)
NET ASSETS:
   Beginning of year............      572,578,074       558,129,340        87,399,431        88,342,563
                                  ---------------  ----------------  ----------------  ----------------
   End of year..................  $   508,804,270  $    572,578,074  $     99,844,002  $     87,399,431
                                  ===============  ================  ================  ================


                                    MIST PIONEER STRATEGIC INCOME
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        525,122  $        477,410
   Net realized gains
     (losses)...................           194,995           214,255
   Change in unrealized
     gains (losses) on
     investments................         (641,291)           602,375
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            78,826         1,294,040
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           234,042           350,163
   Net transfers (including
     fixed account).............         2,918,462         1,241,236
   Contract charges.............          (86,896)          (77,930)
   Transfers for contract
     benefits and
     terminations...............       (1,139,453)         (919,166)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         1,926,155           594,303
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,004,981         1,888,343
NET ASSETS:
   Beginning of year............        14,636,515        12,748,172
                                  ----------------  ----------------
   End of year..................  $     16,641,496  $     14,636,515
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST PYRAMIS
                                      MIST PYRAMIS GOVERNMENT INCOME        MANAGED RISK     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------------------  -----------------  -----------------------------------
                                          2013            2012 (a)            2013 (d)            2013             2012 (b)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................   $         31,101  $        (29,598)  $          11,916  $      (100,602)  $          18,656
   Net realized gains
     (losses)....................           (36,559)             12,429             68,549            95,857             88,493
   Change in unrealized
     gains (losses) on
     investments.................          (326,499)             62,083             82,837           649,309             89,118
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          (331,957)             44,914            163,302           644,564            196,267
                                    ----------------  -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             69,300          2,575,545                 --           234,324          1,120,729
   Net transfers (including
     fixed account)..............          (588,151)          3,510,587          3,448,561         3,869,180          4,111,316
   Contract charges..............           (51,887)            (9,698)           (11,166)          (64,902)            (7,678)
   Transfers for contract
     benefits and
     terminations................          (523,331)          (124,351)           (42,662)         (375,716)           (23,415)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        (1,094,069)          5,952,083          3,394,733         3,662,886          5,200,952
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............        (1,426,026)          5,996,997          3,558,035         4,307,450          5,397,219
NET ASSETS:
   Beginning of year.............          5,996,997                 --                 --         5,397,219                 --
                                    ----------------  -----------------  -----------------  ----------------  -----------------
   End of year...................   $      4,570,971  $       5,996,997  $       3,558,035  $      9,704,669  $       5,397,219
                                    ================  =================  =================  ================  =================


                                     MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  -----------------------------------
                                         2013               2012              2013               2012
                                   ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      2,162,631  $       1,828,114  $         320,208  $        244,713
   Net realized gains
     (losses)....................         6,192,450          4,527,194          3,293,604         2,361,003
   Change in unrealized
     gains (losses) on
     investments.................         9,798,640         10,765,948          4,682,523         3,567,085
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        18,153,721         17,121,256          8,296,335         6,172,801
                                   ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,238,245          2,625,247            461,726           802,811
   Net transfers (including
     fixed account)..............       (3,285,782)          2,684,874          2,759,800       (1,113,469)
   Contract charges..............       (1,386,415)        (1,397,696)          (394,751)         (371,048)
   Transfers for contract
     benefits and
     terminations................       (8,684,391)        (8,380,933)        (3,064,348)       (2,552,535)
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (12,118,343)        (4,468,508)          (237,573)       (3,234,241)
                                   ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets............         6,035,378         12,652,748          8,058,762         2,938,560
NET ASSETS:
   Beginning of year.............       162,452,437        149,799,689         50,750,185        47,811,625
                                   ----------------  -----------------  -----------------  ----------------
   End of year...................  $    168,487,815  $     162,452,437  $      58,808,947  $     50,750,185
                                   ================  =================  =================  ================


                                    MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                   ------------------------------------  -----------------------------------
                                          2013              2012               2013               2012
                                   -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       1,888,397  $       1,290,750  $    (1,078,899)  $     (1,144,767)
   Net realized gains
     (losses)....................         18,386,497        (3,386,810)         7,052,512         11,180,188
   Change in unrealized
     gains (losses) on
     investments.................        155,015,468         94,239,552        17,372,198        (2,159,865)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        175,290,362         92,143,492        23,345,811          7,875,556
                                   -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................          3,223,343          3,912,558           192,465            750,730
   Net transfers (including
     fixed account)..............       (24,078,380)       (23,208,734)           931,039        (1,974,200)
   Contract charges..............        (1,762,392)        (1,777,893)         (379,268)          (366,894)
   Transfers for contract
     benefits and
     terminations................       (77,733,473)       (74,998,823)       (8,019,554)        (5,551,785)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (100,350,902)       (96,072,892)       (7,275,318)        (7,142,149)
                                   -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets............         74,939,460        (3,929,400)        16,070,493            733,407
NET ASSETS:
   Beginning of year.............        586,755,456        590,684,856        70,400,134         69,666,727
                                   -----------------  -----------------  ----------------  -----------------
   End of year...................  $     661,694,916  $     586,755,456  $     86,470,627  $      70,400,134
                                   =================  =================  ================  =================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                MSF BAILLIE GIFFORD
                                    MIST THIRD AVENUE SMALL CAP VALUE           INTERNATIONAL STOCK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  -----------------------------------
                                          2013              2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (381,967)  $      (855,471)  $      (147,695)  $       (18,188)
   Net realized gains
     (losses)....................          2,139,900           496,588          (45,289)         (193,429)
   Change in unrealized
     gains (losses) on
     investments.................         12,668,658         7,874,722         2,223,929         1,070,581
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         14,426,591         7,515,839         2,030,945           858,964
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             94,990           493,887            47,827           121,176
   Net transfers (including
     fixed account)..............          1,026,215       (4,184,045)        13,267,324           126,458
   Contract charges..............          (262,156)         (264,770)         (122,929)          (26,761)
   Transfers for contract
     benefits and
     terminations................        (5,678,193)       (4,044,449)       (1,195,571)         (506,578)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............        (4,819,144)       (7,999,377)        11,996,651         (285,705)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............          9,607,447         (483,538)        14,027,596           573,259
NET ASSETS:
   Beginning of year.............         49,647,860        50,131,398         5,455,286         4,882,027
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $      59,255,307  $     49,647,860  $     19,482,882  $      5,455,286
                                   =================  ================  ================  ================

                                         MSF BARCLAYS AGGREGATE
                                               BOND INDEX                    MSF BLACKROCK BOND INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                   -----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                   -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          43,669  $         53,266  $      2,618,659  $      1,419,698
   Net realized gains
     (losses)....................           (39,211)            27,821         2,435,742         1,106,954
   Change in unrealized
     gains (losses) on
     investments.................          (131,964)          (27,939)       (6,914,788)         3,092,410
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........          (127,506)            53,148       (1,860,387)         5,619,062
                                   -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................             45,965            35,055         1,176,445         1,734,613
   Net transfers (including
     fixed account)..............            501,057           557,325         8,342,784         3,906,717
   Contract charges..............           (21,222)          (21,560)         (612,520)         (621,210)
   Transfers for contract
     benefits and
     terminations................          (177,129)         (267,380)       (6,860,769)       (6,412,697)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............            348,671           303,440         2,045,940       (1,392,577)
                                   -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............            221,165           356,588           185,553         4,226,485
NET ASSETS:
   Beginning of year.............          3,109,297         2,752,709        93,742,723        89,516,238
                                   -----------------  ----------------  ----------------  ----------------
   End of year...................  $       3,330,462  $      3,109,297  $     93,928,276  $     93,742,723
                                   =================  ================  ================  ================


                                   MSF BLACKROCK CAPITAL APPRECIATION      MSF BLACKROCK MONEY MARKET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2013              2012              2013              2012
                                   ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $       (42,934)  $       (97,388)  $    (1,606,253)  $    (1,856,207)
   Net realized gains
     (losses)....................           622,643           545,833                --                --
   Change in unrealized
     gains (losses) on
     investments.................         2,451,903           799,215                --                --
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........         3,031,612         1,247,660       (1,606,253)       (1,856,207)
                                   ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................            75,601            73,029         1,158,969         3,654,589
   Net transfers (including
     fixed account)..............         (190,804)         (176,586)        19,196,658        17,450,205
   Contract charges..............          (37,783)          (39,940)         (774,547)         (806,111)
   Transfers for contract
     benefits and
     terminations................         (999,064)       (1,170,276)      (38,424,992)      (30,799,885)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............       (1,152,050)       (1,313,773)      (18,843,912)      (10,501,202)
                                   ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets............         1,879,562          (66,113)      (20,450,165)      (12,357,409)
NET ASSETS:
   Beginning of year.............         9,869,170         9,935,283       118,277,869       130,635,278
                                   ----------------  ----------------  ----------------  ----------------
   End of year...................  $     11,748,732  $      9,869,170  $     97,827,704  $    118,277,869
                                   ================  ================  ================  ================


                                         MSF DAVIS VENTURE VALUE
                                               SUB-ACCOUNT
                                   ----------------------------------
                                         2013              2012
                                   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $      (300,175)  $    (1,458,231)
   Net realized gains
     (losses)....................        12,961,320         4,298,493
   Change in unrealized
     gains (losses) on
     investments.................        46,955,909        19,049,553
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........        59,617,054        21,889,815
                                   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................         1,236,542         2,818,762
   Net transfers (including
     fixed account)..............       (5,999,050)      (10,235,576)
   Contract charges..............       (1,070,903)       (1,071,536)
   Transfers for contract
     benefits and
     terminations................      (21,697,716)      (17,016,990)
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............      (27,531,127)      (25,505,340)
                                   ----------------  ----------------
     Net increase (decrease)
        in net assets............        32,085,927       (3,615,525)
NET ASSETS:
   Beginning of year.............       199,635,905       203,251,430
                                   ----------------  ----------------
   End of year...................  $    231,721,832  $    199,635,905
                                   ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                    MSF FRONTIER                                                 MSF LOOMIS SAYLES
                                   MID CAP GROWTH           MSF JENNISON GROWTH                  SMALL CAP GROWTH
                                     SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------  ----------------------------------  ----------------------------------
                                      2013 (d)            2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (113,889)  $    (1,740,862)  $    (1,589,655)  $      (197,866)  $      (179,159)
   Net realized gains
     (losses)...................           111,302         4,241,445         9,568,751         1,235,848           413,344
   Change in unrealized
     gains (losses) on
     investments................         1,787,082        38,020,336       (4,717,658)         5,362,656         1,192,614
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         1,784,495        40,520,919         3,261,438         6,400,638         1,426,799
                                  ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            19,407           614,388         1,069,139            93,646           191,788
   Net transfers (including
     fixed account).............         9,264,140       (1,834,515)        80,129,126         (475,171)         (641,462)
   Contract charges.............          (40,609)         (552,882)         (456,567)          (79,032)          (73,644)
   Transfers for contract
     benefits and
     terminations...............         (666,778)      (14,176,634)       (9,943,731)       (2,054,275)       (1,355,240)
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         8,576,160      (15,949,643)        70,797,967       (2,514,832)       (1,878,558)
                                  ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............        10,360,655        24,571,276        74,059,405         3,885,806         (451,759)
NET ASSETS:
   Beginning of year............                --       123,848,829        49,789,424        14,713,432        15,165,191
                                  ----------------  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     10,360,655  $    148,420,105  $    123,848,829  $     18,599,238  $     14,713,432
                                  ================  ================  ================  ================  ================

                                                                      MSF MET/DIMENSIONAL INTERNATIONAL
                                     MSF MET/ARTISAN MID CAP VALUE              SMALL COMPANY
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (407,360)  $      (359,349)  $          2,779  $         23,292
   Net realized gains
     (losses)...................           486,945         (979,440)            92,170           118,880
   Change in unrealized
     gains (losses) on
     investments................        12,204,394         4,893,443           621,901           204,239
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        12,283,979         3,554,654           716,850           346,411
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            70,991           487,859            10,738            20,134
   Net transfers (including
     fixed account).............         1,631,499       (2,114,646)           982,252          (59,059)
   Contract charges.............         (187,703)         (179,273)          (18,004)          (18,876)
   Transfers for contract
     benefits and
     terminations...............       (4,237,454)       (3,137,408)         (143,113)         (434,538)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (2,722,667)       (4,943,468)           831,873         (492,339)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         9,561,312       (1,388,814)         1,548,723         (145,928)
NET ASSETS:
   Beginning of year............        37,104,282        38,493,096         2,209,316         2,355,244
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $     46,665,594  $     37,104,282  $      3,758,039  $      2,209,316
                                  ================  ================  ================  ================


                                   MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (30,164)  $       (26,487)  $        (4,877)  $       (32,241)
   Net realized gains
     (losses)...................           270,306           130,374         1,802,388           761,246
   Change in unrealized
     gains (losses) on
     investments................           678,992           225,319         8,303,585         3,615,821
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           919,134           329,206        10,101,096         4,344,826
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            47,692            19,530           241,420           186,757
   Net transfers (including
     fixed account).............           640,383           582,053           608,964           373,457
   Contract charges.............          (20,278)          (12,943)         (180,525)         (168,569)
   Transfers for contract
     benefits and
     terminations...............         (163,944)          (54,726)       (3,088,336)       (2,666,568)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............           503,853           533,914       (2,418,477)       (2,274,923)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         1,422,987           863,120         7,682,619         2,069,903
NET ASSETS:
   Beginning of year............         2,885,826         2,022,706        35,257,651        33,187,748
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      4,308,813  $      2,885,826  $     42,940,270  $     35,257,651
                                  ================  ================  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         MSF MFS TOTAL RETURN                   MSF MFS VALUE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      1,527,946  $      1,714,984  $      (422,135)  $        372,143
   Net realized gains
     (losses)...................         1,634,403           174,777         4,891,701         1,159,373
   Change in unrealized
     gains (losses) on
     investments................        13,776,442         7,903,462        34,235,330         5,122,210
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        16,938,791         9,793,223        38,704,896         6,653,726
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           746,671         1,391,460         1,815,827         3,487,235
   Net transfers (including
     fixed account).............       (1,737,239)         1,915,955       116,840,915         3,319,686
   Contract charges.............         (474,363)         (472,070)         (964,614)         (321,302)
   Transfers for contract
     benefits and
     terminations...............      (10,526,527)       (9,112,431)       (8,143,659)       (3,118,199)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............      (11,991,458)       (6,277,086)       109,548,469         3,367,420
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         4,947,333         3,516,137       148,253,365        10,021,146
NET ASSETS:
   Beginning of year............       101,343,003        97,826,866        51,556,774        41,535,628
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $    106,290,336  $    101,343,003  $    199,810,139  $     51,556,774
                                  ================  ================  ================  ================

                                         MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                         SUB-ACCOUNT
                                  ---------------------------------  ----------------------------------
                                        2013             2012              2013              2012
                                  ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        14,226  $          7,648  $      (457,979)  $       (22,006)
   Net realized gains
     (losses)...................           66,296          (19,773)           676,206          (23,788)
   Change in unrealized
     gains (losses) on
     investments................          212,770           167,802        10,963,148           171,151
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          293,292           155,677        11,181,375           125,357
                                  ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           49,653             9,500           138,015             2,160
   Net transfers (including
     fixed account).............          337,165           577,472        41,438,782          (75,382)
   Contract charges.............         (10,630)           (6,544)         (127,565)           (7,129)
   Transfers for contract
     benefits and
     terminations...............        (122,567)          (40,247)       (2,809,390)         (106,888)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............          253,621           540,181        38,639,842         (187,239)
                                  ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............          546,913           695,858        49,821,217          (61,882)
NET ASSETS:
   Beginning of year............        1,428,217           732,359         1,568,334         1,630,216
                                  ---------------  ----------------  ----------------  ----------------
   End of year..................  $     1,975,130  $      1,428,217  $     51,389,551  $      1,568,334
                                  ===============  ================  ================  ================

                                        MSF RUSSELL 2000 INDEX        MSF T. ROWE PRICE LARGE CAP GROWTH
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  -----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (22,934)  $       (15,300)  $      (862,504)  $      (664,094)
   Net realized gains
     (losses)...................           168,240            36,714         4,832,780         1,606,828
   Change in unrealized
     gains (losses) on
     investments................           857,104           185,178        15,737,023         6,295,800
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         1,002,410           206,592        19,707,299         7,238,534
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................           107,993            32,681           168,580           407,882
   Net transfers (including
     fixed account).............         1,947,760           570,158        11,742,592       (2,086,618)
   Contract charges.............          (18,330)          (11,898)         (207,086)         (173,697)
   Transfers for contract
     benefits and
     terminations...............         (184,549)          (93,196)       (6,938,278)       (4,114,874)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         1,852,874           497,745         4,765,808       (5,967,307)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,855,284           704,337        24,473,107         1,271,227
NET ASSETS:
   Beginning of year............         2,196,528         1,492,191        44,701,193        43,429,966
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      5,051,812  $      2,196,528  $     69,174,300  $     44,701,193
                                  ================  ================  ================  ================

                                  MSF T. ROWE PRICE SMALL CAP GROWTH
                                              SUB-ACCOUNT
                                  -----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $      (139,724)  $      (150,221)
   Net realized gains
     (losses)...................         1,401,784         1,505,375
   Change in unrealized
     gains (losses) on
     investments................         2,766,639            55,646
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         4,028,699         1,410,800
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            23,238            48,769
   Net transfers (including
     fixed account).............           184,230         (660,311)
   Contract charges.............          (29,571)          (29,256)
   Transfers for contract
     benefits and
     terminations...............       (1,631,450)         (716,932)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (1,453,553)       (1,357,730)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............         2,575,146            53,070
NET ASSETS:
   Beginning of year............        10,185,329        10,132,259
                                  ----------------  ----------------
   End of year..................  $     12,760,475  $     10,185,329
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                      MSF VAN ECK GLOBAL NATURAL         MSF WESTERN ASSET MANAGEMENT
                                               RESOURCES                 STRATEGIC BOND OPPORTUNITIES
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                         2013              2012             2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (18,869)  $       (52,281)  $        247,044  $        250,958
   Net realized gains
     (losses)...................         (155,834)           203,180           335,486           396,091
   Change in unrealized
     gains (losses) on
     investments................           651,165          (45,763)         (619,172)           534,419
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           476,462           105,136          (36,642)         1,181,468
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            28,007            95,463             8,440           101,701
   Net transfers (including
     fixed account).............         (431,277)           554,057       (2,890,763)       (2,691,419)
   Contract charges.............          (46,646)          (52,455)          (26,196)          (52,834)
   Transfers for contract
     benefits and
     terminations...............         (324,390)         (202,639)         (530,404)         (834,837)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (774,306)           394,426       (3,438,923)       (3,477,389)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............         (297,844)           499,562       (3,475,565)       (2,295,921)
NET ASSETS:
   Beginning of year............         4,971,114         4,471,552        10,149,053        12,444,974
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      4,673,270  $      4,971,114  $      6,673,488  $     10,149,053
                                  ================  ================  ================  ================

                                    MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT                   PIMCO VIT HIGH YIELD
                                             SUB-ACCOUNT                          SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $         44,133  $         30,985  $        311,983  $        345,610
   Net realized gains
     (losses)...................            18,328            68,550           128,731            65,971
   Change in unrealized
     gains (losses) on
     investments................         (329,701)            68,001         (124,190)           536,049
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         (267,240)           167,536           316,524           947,630
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            31,260            79,379             8,911            40,247
   Net transfers (including
     fixed account).............       (3,442,106)           996,027         (483,985)           510,889
   Contract charges.............          (89,101)         (102,832)          (32,552)          (35,486)
   Transfers for contract
     benefits and
     terminations...............         (635,578)       (2,453,513)         (867,025)         (705,981)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (4,135,525)       (1,480,939)       (1,374,651)         (190,331)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............       (4,402,765)       (1,313,403)       (1,058,127)           757,299
NET ASSETS:
   Beginning of year............        12,033,680        13,347,083         8,310,003         7,552,704
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      7,630,915  $     12,033,680  $      7,251,876  $      8,310,003
                                  ================  ================  ================  ================


                                        PIMCO VIT LOW DURATION              PUTNAM VT EQUITY INCOME
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                  ----------------------------------  ----------------------------------
                                        2013              2012              2013              2012
                                  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $        (5,478)  $         45,846  $        260,267  $        327,294
   Net realized gains
     (losses)...................            94,642            57,982         1,187,492           353,694
   Change in unrealized
     gains (losses) on
     investments................         (272,620)           392,441         5,626,689         3,496,447
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         (183,456)           496,269         7,074,448         4,177,435
                                  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................             1,500            54,968               334             7,600
   Net transfers (including
     fixed account).............         (753,067)           440,490         (782,300)       (1,370,356)
   Contract charges.............          (47,439)          (53,763)          (68,212)          (68,687)
   Transfers for contract
     benefits and
     terminations...............       (1,410,959)       (1,079,502)       (3,667,255)       (3,154,969)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............       (2,209,965)         (637,807)       (4,517,433)       (4,586,412)
                                  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets............       (2,393,421)         (141,538)         2,557,015         (408,977)
NET ASSETS:
   Beginning of year............        11,694,147        11,835,685        24,604,839        25,013,816
                                  ----------------  ----------------  ----------------  ----------------
   End of year..................  $      9,300,726  $     11,694,147  $     27,161,854  $     24,604,839
                                  ================  ================  ================  ================


                                     PUTNAM VT MULTI-CAP GROWTH
                                             SUB-ACCOUNT
                                  ----------------------------------
                                        2013              2012
                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $       (15,752)  $       (22,794)
   Net realized gains
     (losses)...................           127,321            87,536
   Change in unrealized
     gains (losses) on
     investments................           570,168           263,134
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           681,737           327,876
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners.....................            31,300            32,659
   Net transfers (including
     fixed account).............         (156,321)         (175,823)
   Contract charges.............           (1,302)           (3,046)
   Transfers for contract
     benefits and
     terminations...............         (291,750)         (181,106)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.............         (418,073)         (327,316)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............           263,664               560
NET ASSETS:
   Beginning of year............         2,195,814         2,195,254
                                  ----------------  ----------------
   End of year..................  $      2,459,478  $      2,195,814
                                  ================  ================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                   OF METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         RUSSELL AGGRESSIVE EQUITY                  RUSSELL CORE BOND
                                                SUB-ACCOUNT                            SUB-ACCOUNT
                                   -------------------------------------  ------------------------------------
                                          2013               2012                2013               2012
                                   ------------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $         (15,441)  $         (6,381)  $             936  $          88,576
   Net realized gains
     (losses)....................             184,427           (13,412)            105,775            355,595
   Change in unrealized
     gains (losses) on
     investments.................             339,515            271,218          (316,686)            208,898
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..........             508,501            251,425          (209,975)            653,069
                                   ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................               7,877              6,905              3,080              1,330
   Net transfers (including
     fixed account)..............           (101,699)          (299,718)            246,498          (342,751)
   Contract charges..............               (508)              (619)            (1,736)            (2,162)
   Transfers for contract
     benefits and
     terminations................           (365,236)          (251,184)        (1,923,479)        (1,636,361)
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............           (459,566)          (544,616)        (1,675,637)        (1,979,944)
                                   ------------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets............              48,935          (293,191)        (1,885,612)        (1,326,875)
NET ASSETS:
   Beginning of year.............           1,569,025          1,862,216          8,745,140         10,072,015
                                   ------------------  -----------------  -----------------  -----------------
   End of year...................  $        1,617,960  $       1,569,025  $       6,859,528  $       8,745,140
                                   ==================  =================  =================  =================

                                   RUSSELL GLOBAL REAL ESTATE SECURITIES        RUSSELL MULTI-STYLE EQUITY
                                                SUB-ACCOUNT                             SUB-ACCOUNT
                                   --------------------------------------  -------------------------------------
                                          2013               2012                 2013               2012
                                   ------------------  -----------------   -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $           28,064  $          40,176   $        (13,110)  $         (23,995)
   Net realized gains
     (losses)....................              56,694            (5,774)             858,026             130,720
   Change in unrealized
     gains (losses) on
     investments.................            (53,084)            223,919           1,407,178           1,088,782
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations..........              31,674            258,321           2,252,094           1,195,507
                                   ------------------  -----------------   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................                 116              1,330              46,751             143,609
   Net transfers (including
     fixed account)..............              15,404           (10,186)           (164,837)           (158,774)
   Contract charges..............               (208)              (257)             (2,523)             (3,190)
   Transfers for contract
     benefits and
     terminations................           (250,890)          (104,885)         (2,002,389)         (1,640,873)
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............           (235,578)          (113,998)         (2,122,998)         (1,659,228)
                                   ------------------  -----------------   -----------------  ------------------
     Net increase (decrease)
        in net assets............           (203,904)            144,323             129,096           (463,721)
NET ASSETS:
   Beginning of year.............           1,187,295          1,042,972           8,363,015           8,826,736
                                   ------------------  -----------------   -----------------  ------------------
   End of year...................  $          983,391  $       1,187,295   $       8,492,111  $        8,363,015
                                   ==================  =================   =================  ==================

                                             RUSSELL NON-U.S.
                                                SUB-ACCOUNT
                                   -------------------------------------
                                          2013               2012
                                   -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)......................  $          23,160  $           13,561
   Net realized gains
     (losses)....................           (14,344)           (127,844)
   Change in unrealized
     gains (losses) on
     investments.................            634,307             747,428
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations..........            643,123             633,145
                                   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments
     received from contract
     owners......................              1,818               2,705
   Net transfers (including
     fixed account)..............           (49,970)              62,875
   Contract charges..............            (1,049)             (1,239)
   Transfers for contract
     benefits and
     terminations................          (854,780)           (601,671)
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions.............          (903,981)           (537,330)
                                   -----------------  ------------------
     Net increase (decrease)
        in net assets............          (260,858)              95,815
NET ASSETS:
   Beginning of year.............          3,770,152           3,674,337
                                   -----------------  ------------------
   End of year...................  $       3,509,294  $        3,770,152
                                   =================  ==================

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
             OF METLIFE INVESTORS INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts").The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into MetLife Insurance Company of Connecticut ("MICC"), as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into MICC consist of the Company and MetLife Investors USA Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
DWS Variable Series II ("DWS II")                          Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2013:

American Funds Global Growth Sub-Account                 Invesco V.I. International Growth Sub-Account (a)
American Funds Global Small Capitalization               MIST AllianceBernstein Global Dynamic Allocation
   Sub-Account                                              Sub-Account
American Funds Growth Sub-Account                        MIST American Funds Balanced Allocation Sub-Account
DWS II Government & Agency Securities Sub-Account        MIST American Funds Growth Allocation Sub-Account
Fidelity VIP Equity-Income Sub-Account (a)               MIST American Funds Growth Sub-Account
Fidelity VIP Growth Opportunities Sub-Account            MIST American Funds Moderate Allocation
FTVIPT Templeton Foreign Securities Sub-Account (a)         Sub-Account

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)



MIST AQR Global Risk Balanced Sub-Account                  MIST Schroders Global Multi-Asset Sub-Account
MIST BlackRock Global Tactical Strategies                  MIST SSgA Growth and Income ETF Sub-Account
   Sub-Account                                             MIST SSgA Growth ETF Sub-Account
MIST BlackRock High Yield Sub-Account                      MIST T. Rowe Price Large Cap Value Sub-Account (a)
MIST BlackRock Large Cap Core Sub-Account                  MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
MIST Clarion Global Real Estate Sub-Account (a)            MIST Third Avenue Small Cap Value Sub-Account (a)
MIST ClearBridge Aggressive Growth II                      MSF Baillie Gifford International Stock Sub-Account (a)
   Sub-Account (a)                                         MSF Barclays Aggregate Bond Index Sub-Account
MIST ClearBridge Aggressive Growth Sub-Account (a)         MSF BlackRock Bond Income Sub-Account (a)
MIST Goldman Sachs Mid Cap Value Sub-Account               MSF BlackRock Capital Appreciation Sub-Account
MIST Harris Oakmark International Sub-Account              MSF BlackRock Money Market Sub-Account (a)
MIST Invesco Balanced-Risk Allocation Sub-Account          MSF Davis Venture Value Sub-Account (a)
MIST Invesco Comstock Sub-Account                          MSF Frontier Mid Cap Growth Sub-Account (b)
MIST Invesco Mid Cap Value Sub-Account (a)                 MSF Jennison Growth Sub-Account (a)
MIST Invesco Small Cap Growth Sub-Account (a)              MSF Loomis Sayles Small Cap Growth Sub-Account
MIST JPMorgan Core Bond Sub-Account                        MSF Met/Artisan Mid Cap Value Sub-Account
MIST JPMorgan Global Active Allocation Sub-Account         MSF Met/Dimensional International Small Company
MIST JPMorgan Small Cap Value Sub-Account                    Sub-Account
MIST Loomis Sayles Global Markets Sub-Account              MSF MetLife Mid Cap Stock Index Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account (a)            MSF MetLife Stock Index Sub-Account (a)
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MFS Total Return Sub-Account (a)
MIST Met/Franklin Low Duration Total Return                MSF MFS Value Sub-Account
   Sub-Account                                             MSF MSCI EAFE Index Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF Neuberger Berman Genesis Sub-Account (a)
MIST MetLife Aggressive Strategy Sub-Account               MSF Russell 2000 Index Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST MetLife Balanced Strategy Sub-Account                 MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST MetLife Defensive Strategy Sub-Account                MSF Van Eck Global Natural Resources Sub-Account
MIST MetLife Growth Strategy Sub-Account                   MSF Western Asset Management Strategic Bond
MIST MetLife Moderate Strategy Sub-Account                   Opportunities Sub-Account (a)
MIST MetLife Multi-Index Targeted Risk Sub-Account         MSF Western Asset Management U.S. Government
MIST MFS Emerging Markets Equity Sub-Account (a)             Sub-Account
MIST MFS Research International Sub-Account (a)            PIMCO VIT High Yield Sub-Account
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         PIMCO VIT Low Duration Sub-Account
MIST Oppenheimer Global Equity Sub-Account (a)             Putnam VT Equity Income Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account            Putnam VT Multi-Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    Russell Aggressive Equity Sub-Account
MIST Pioneer Fund Sub-Account (a)                          Russell Core Bond Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              Russell Global Real Estate Securities Sub-Account
MIST Pyramis Government Income Sub-Account                 Russell Multi-Style Equity Sub-Account
MIST Pyramis Managed Risk Sub-Account (b)                  Russell Non-U.S. Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2013:

MIST American Funds International Sub-Account        MIST MLA Mid Cap Sub-Account
MIST Jennison Large Cap Equity Sub-Account           MIST RCM Technology Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account          MIST Turner Mid Cap Growth Sub-Account
MIST Met/Franklin Templeton Founding Strategy        MSF Oppenheimer Global Equity Sub-Account
   Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Portfolio                                         New Portfolio

(MIST) American Funds Bond Portfolio                     (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                  (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                             (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth          (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio               (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                     (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index Portfolio    (MSF) Barclays Aggregate Bond Index Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio        (MSF) BlackRock Capital Appreciation Portfolio

MERGERS:

Former Portfolio                                           New Portfolio

(MIST) American Funds International Portfolio              (MSF) Baillie Gifford International Stock Portfolio
(MIST) Jennison Large Cap Equity Portfolio                 (MSF) Jennison Growth Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio                (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy            (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                               (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                            (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                     (MSF) Frontier Mid Cap Growth Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)              (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, OppenheimerFunds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Sub-Account presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Sub-Account prior to the merger, and the combined results thereafter.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.

The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.20% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on certain contracts as well as $10 for annuitizations. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      4,108,620        77,464,114         2,687,714       14,476,837
     American Funds Global Small Capitalization Sub-Account.....      1,175,330        19,841,667         1,003,305        3,983,005
     American Funds Growth Sub-Account..........................      1,898,035        82,133,310         2,730,318       19,547,704
     DWS II Government & Agency Securities Sub-Account..........         42,026           511,445            60,232          211,638
     Fidelity VIP Equity-Income Sub-Account.....................        263,313         5,543,123           950,111          863,715
     Fidelity VIP Growth Opportunities Sub-Account..............          4,235            76,445               414           20,289
     FTVIPT Templeton Foreign Securities Sub-Account............      1,738,842        24,498,854         1,165,390        4,406,952
     Invesco V.I. International Growth Sub-Account..............        187,165         4,816,827           452,079        1,161,048
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................      2,392,268        24,718,780         6,529,991        2,694,834
     MIST American Funds Balanced Allocation Sub-Account........     21,907,902       184,914,474        24,204,658       31,738,089
     MIST American Funds Growth Allocation Sub-Account..........     22,070,931       179,655,083        32,142,541       38,217,619
     MIST American Funds Growth Sub-Account.....................      2,379,857        19,071,646         4,755,015        6,565,356
     MIST American Funds Moderate Allocation Sub-Account........     10,877,300        94,644,432        11,342,606       24,291,780
     MIST AQR Global Risk Balanced Sub-Account..................      1,383,511        15,414,036         7,957,106        7,453,028
     MIST BlackRock Global Tactical Strategies Sub-Account......      5,257,016        53,150,176        22,605,226       12,240,124
     MIST BlackRock High Yield Sub-Account......................      1,966,252        16,275,356         6,966,276        5,946,679
     MIST BlackRock Large Cap Core Sub-Account..................        622,395         5,434,038           914,417        1,683,523
     MIST Clarion Global Real Estate Sub-Account................      3,457,024        41,358,348         5,369,017        5,187,127
     MIST ClearBridge Aggressive Growth II Sub-Account..........         52,368         4,014,689         3,206,902        1,715,526
     MIST ClearBridge Aggressive Growth Sub-Account.............      7,729,289        58,982,893         4,756,070       16,096,968
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,108,255        14,708,333         1,826,523        3,677,572
     MIST Harris Oakmark International Sub-Account..............      3,868,334        53,986,245         6,277,859       10,315,888
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      1,858,905        19,403,579        10,134,744        8,910,592
     MIST Invesco Comstock Sub-Account..........................      8,980,913        88,472,225         6,218,287       14,320,679
     MIST Invesco Mid Cap Value Sub-Account.....................      9,359,152       171,621,458         3,542,622       32,633,626
     MIST Invesco Small Cap Growth Sub-Account..................      2,988,164        39,912,340         9,628,029       10,864,059
     MIST JPMorgan Core Bond Sub-Account........................      1,232,150        12,925,860        18,388,341       22,068,467
     MIST JPMorgan Global Active Allocation Sub-Account.........        908,282         9,638,049         8,356,288        6,048,885
     MIST JPMorgan Small Cap Value Sub-Account..................        481,598         6,038,955           630,565        1,461,078
     MIST Loomis Sayles Global Markets Sub-Account..............      1,026,866        12,148,021         3,047,613        4,853,449
     MIST Lord Abbett Bond Debenture Sub-Account................     17,587,838       210,982,435        18,052,485       36,517,047
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        461,713         4,799,164         2,482,748        1,031,493
     MIST Met/Franklin Low Duration Total Return Sub-Account....      2,773,396        27,622,877        13,251,594        3,253,572
     MIST Met/Templeton International Bond Sub-Account..........        479,275         5,609,960           902,064          726,127
     MIST MetLife Aggressive Strategy Sub-Account...............     16,199,750       143,558,054        15,802,837       27,713,135
     MIST MetLife Balanced Plus Sub-Account.....................      9,862,148       102,240,911        31,384,835        5,749,513
     MIST MetLife Balanced Strategy Sub-Account.................    216,539,207     2,130,735,084        62,754,862      245,866,727
     MIST MetLife Defensive Strategy Sub-Account................     33,620,526       349,202,224        36,256,702       97,299,723
     MIST MetLife Growth Strategy Sub-Account...................    137,398,934     1,450,210,423       211,447,842      162,201,432
     MIST MetLife Moderate Strategy Sub-Account.................     78,903,760       805,177,609        41,228,000      105,098,031
     MIST MetLife Multi-Index Targeted Risk Sub-Account (a).....         33,621           362,149           368,469            6,619
     MIST MFS Emerging Markets Equity Sub-Account...............      5,765,186        60,234,447        15,151,374        8,716,882
     MIST MFS Research International Sub-Account................     11,835,728       133,456,303         8,504,234       21,338,586
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............      4,808,753        44,881,864         1,362,694       10,996,639
     MIST Oppenheimer Global Equity Sub-Account.................      2,479,281        40,493,261        25,876,764        5,720,398
     MIST PIMCO Inflation Protected Bond Sub-Account............     10,419,430       113,929,605        16,422,893       14,991,528
     MIST PIMCO Total Return Sub-Account........................     43,517,949       506,983,444        49,151,559       68,369,792
     MIST Pioneer Fund Sub-Account..............................      5,351,800        55,780,703         4,965,401       16,278,815
     MIST Pioneer Strategic Income Sub-Account..................      1,498,312        15,983,221         6,329,968        3,837,229
     MIST Pyramis Government Income Sub-Account.................        443,359         4,835,447         1,756,285        2,767,965
     MIST Pyramis Managed Risk Sub-Account (b)..................        335,986         3,475,256         3,698,399          230,722

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     MIST Schroders Global Multi-Asset Sub-Account..............        838,787         8,966,333         5,547,514        1,956,642
     MIST SSgA Growth and Income ETF Sub-Account................     13,061,076       141,463,130        12,845,077       18,912,559
     MIST SSgA Growth ETF Sub-Account...........................      4,562,377        48,413,761        12,193,337       10,189,383
     MIST T. Rowe Price Large Cap Value Sub-Account.............     20,656,728       486,527,821        11,743,288      110,205,686
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............      7,280,134        59,586,238         8,495,249       12,737,958
     MIST Third Avenue Small Cap Value Sub-Account..............      2,835,964        40,901,985         4,516,210        9,717,226
     MSF Baillie Gifford International Stock Sub-Account........      1,876,813        18,244,111        14,425,712        2,576,697
     MSF Barclays Aggregate Bond Index Sub-Account..............        311,269         3,399,014         2,262,502        1,870,106
     MSF BlackRock Bond Income Sub-Account......................        888,434        93,352,992        13,555,711        6,602,094
     MSF BlackRock Capital Appreciation Sub-Account.............        310,405         6,517,557           569,850        1,764,811
     MSF BlackRock Money Market Sub-Account.....................        978,278        97,827,830        35,731,249       56,181,382
     MSF Davis Venture Value Sub-Account........................      5,421,167       150,193,604        10,020,574       34,187,646
     MSF Frontier Mid Cap Growth Sub-Account (b)................        297,809         8,573,688         9,677,853        1,215,467
     MSF Jennison Growth Sub-Account............................      9,469,567       110,155,939         5,935,117       22,235,669
     MSF Loomis Sayles Small Cap Growth Sub-Account.............      1,161,734        10,810,243         1,120,187        3,832,838
     MSF Met/Artisan Mid Cap Value Sub-Account..................        178,454        38,498,724         3,772,475        6,902,455
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................        224,370         3,218,924         1,485,249          587,814
     MSF MetLife Mid Cap Stock Index Sub-Account................        237,273         3,370,477         1,601,508        1,027,350
     MSF MetLife Stock Index Sub-Account........................      1,040,252        31,497,665         4,803,302        6,629,271
     MSF MFS Total Return Sub-Account...........................        660,048        87,752,805         3,498,880       13,962,367
     MSF MFS Value Sub-Account..................................     11,346,410       156,667,809       131,828,947       20,857,691
     MSF MSCI EAFE Index Sub-Account............................        146,202         1,686,080         1,016,264          748,404
     MSF Neuberger Berman Genesis Sub-Account...................      2,866,216        40,498,336        43,983,711        5,801,701
     MSF Russell 2000 Index Sub-Account.........................        260,406         3,988,192         2,919,065        1,089,109
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      2,840,912        43,800,679        20,586,059       16,682,668
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        551,683         7,809,711         1,606,163        2,558,647
     MSF Van Eck Global Natural Resources Sub-Account...........        330,972         4,803,415         1,049,249        1,842,399
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account..............................................        498,815         6,311,222           734,746        3,926,597
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................        638,577         7,668,956         1,008,530        5,099,870
     PIMCO VIT High Yield Sub-Account...........................        898,630         6,733,123           741,799        1,804,446
     PIMCO VIT Low Duration Sub-Account.........................        876,605         9,063,537           909,230        3,124,648
     Putnam VT Equity Income Sub-Account........................      1,331,468        18,235,823           583,571        4,840,688
     Putnam VT Multi-Cap Growth Sub-Account.....................         79,599         1,521,986           131,722          565,530
     Russell Aggressive Equity Sub-Account......................         95,851         1,270,240           162,844          525,130
     Russell Core Bond Sub-Account..............................        655,161         6,735,282           351,062        2,001,531
     Russell Global Real Estate Securities Sub-Account..........         66,989           991,416           109,802          278,462
     Russell Multi-Style Equity Sub-Account.....................        450,510         6,427,872           655,625        2,353,459
     Russell Non-U.S. Sub-Account...............................        284,846         3,152,741           128,214        1,009,038

(a)  Commenced November 12, 2012 and began transactions in 2013.
(b)  For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                              AMERICAN FUNDS                   AMERICAN FUNDS
                                               GLOBAL GROWTH             GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        3,288,744        3,568,963          834,626          874,335
Units issued and transferred
   from other funding options......          180,806          319,060           60,793          121,630
Units redeemed and transferred to
   other funding options...........        (512,672)        (599,279)        (145,558)        (161,339)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        2,956,878        3,288,744          749,861          834,626
                                     ===============  ===============  ===============  ===============


                                             AMERICAN FUNDS                  DWS II GOVERNMENT &
                                                 GROWTH                       AGENCY SECURITIES
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............          647,004         675,749           38,203           44,817
Units issued and transferred
   from other funding options......           31,649          85,109            1,231              689
Units redeemed and transferred to
   other funding options...........        (104,320)       (113,854)         (11,632)          (7,303)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................          574,333         647,004           27,802           38,203
                                     ===============  ==============  ===============  ===============


                                              FIDELITY VIP                      FIDELITY VIP
                                              EQUITY-INCOME                 GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ------------------------------
                                          2013             2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............          296,910          302,862          10,011           9,765
Units issued and transferred
   from other funding options......           29,300           44,997               2             693
Units redeemed and transferred to
   other funding options...........         (41,217)         (50,949)         (1,467)           (447)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................          284,993          296,910           8,546          10,011
                                     ===============  ===============  ==============  ==============


                                            FTVIPT TEMPLETON                    INVESCO V.I.
                                           FOREIGN SECURITIES               INTERNATIONAL GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        1,747,933        1,900,147         317,002          353,287
Units issued and transferred
   from other funding options......           62,069          119,006          26,186           34,676
Units redeemed and transferred to
   other funding options...........        (255,629)        (271,220)        (60,034)         (70,961)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        1,554,373        1,747,933         283,154          317,002
                                     ===============  ===============  ==============  ===============


                                         MIST ALLIANCEBERNSTEIN
                                             GLOBAL DYNAMIC                  MIST AMERICAN FUNDS
                                               ALLOCATION                    BALANCED ALLOCATION
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  -------------------------------
                                          2013           2012 (a)           2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        2,054,165               --      22,206,090       23,015,262
Units issued and transferred
   from other funding options......          623,745        2,144,135       1,144,300        1,759,837
Units redeemed and transferred to
   other funding options...........        (334,788)         (89,970)     (3,098,340)      (2,569,009)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        2,343,122        2,054,165      20,252,050       22,206,090
                                     ===============  ===============  ==============  ===============



                                           MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION                      GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       22,492,160      23,752,669        2,590,163        2,895,296
Units issued and transferred
   from other funding options......        2,291,791       2,024,404          414,160          461,619
Units redeemed and transferred to
   other funding options...........      (3,937,788)     (3,284,913)        (666,552)        (766,752)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       20,846,163      22,492,160        2,337,771        2,590,163
                                     ===============  ==============  ===============  ===============

                                            MIST AMERICAN FUNDS
                                            MODERATE ALLOCATION         MIST AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013          2012 (a)
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       11,686,297       13,006,670        1,382,713               --
Units issued and transferred
   from other funding options......          428,889        1,081,668          696,807        1,506,320
Units redeemed and transferred to
   other funding options...........      (2,174,478)      (2,402,041)        (758,657)        (123,607)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        9,940,708       11,686,297        1,320,863        1,382,713
                                     ===============  ===============  ===============  ===============


                                             MIST BLACKROCK                    MIST BLACKROCK
                                       GLOBAL TACTICAL STRATEGIES                HIGH YIELD
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2013           2012 (a)           2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............        4,283,793              --          677,325          600,616
Units issued and transferred
   from other funding options......        2,353,666       4,501,859          283,077          392,473
Units redeemed and transferred to
   other funding options...........      (1,498,877)       (218,066)        (290,529)        (315,764)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................        5,138,582       4,283,793          669,873          677,325
                                     ===============  ==============  ===============  ===============


                                             MIST BLACKROCK                 MIST CLARION GLOBAL
                                             LARGE CAP CORE                     REAL ESTATE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............          593,073         526,928       2,350,735        2,528,243
Units issued and transferred
   from other funding options......           83,748         207,037         346,388          228,084
Units redeemed and transferred to
   other funding options...........        (146,960)       (140,892)       (458,103)        (405,592)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................          529,861         593,073       2,239,020        2,350,735
                                     ===============  ==============  ==============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                            MIST CLEARBRIDGE                 MIST CLEARBRIDGE
                                          AGGRESSIVE GROWTH II               AGGRESSIVE GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............          15,349            6,927       8,735,126        9,600,857
Units issued and transferred
   from other funding options......          18,434           11,519         818,239          542,344
Units redeemed and transferred to
   other funding options...........         (9,807)          (3,097)     (1,716,954)      (1,408,075)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................          23,976           15,349       7,836,411        8,735,126
                                     ==============  ===============  ==============  ===============


                                              MIST GOLDMAN                 MIST HARRIS OAKMARK
                                           SACHS MID CAP VALUE                INTERNATIONAL
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,049,942       1,161,737        2,920,101       3,341,029
Units issued and transferred
   from other funding options......          85,902         102,921          382,672         262,480
Units redeemed and transferred to
   other funding options...........       (209,293)       (214,716)        (577,752)       (683,408)
                                     --------------  --------------  ---------------  --------------
Units end of year..................         926,551       1,049,942        2,725,021       2,920,101
                                     ==============  ==============  ===============  ==============


                                       MIST INVESCO BALANCED-RISK
                                               ALLOCATION                  MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013          2012 (b)           2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       17,553,531              --        8,705,476       9,579,280
Units issued and transferred
   from other funding options......       11,887,264      18,571,445          857,457         724,551
Units redeemed and transferred to
   other funding options...........     (10,766,338)     (1,017,914)      (1,436,556)     (1,598,355)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       18,674,457      17,553,531        8,126,377       8,705,476
                                     ===============  ==============  ===============  ==============

                                                                               MIST INVESCO
                                       MIST INVESCO MID CAP VALUE            SMALL CAP GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       6,573,235        7,467,200       2,729,300        3,190,859
Units issued and transferred
   from other funding options......         262,632          392,241         400,305          270,127
Units redeemed and transferred to
   other funding options...........     (1,111,797)      (1,286,206)       (593,689)        (731,686)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       5,724,070        6,573,235       2,535,916        2,729,300
                                     ==============  ===============  ==============  ===============


                                              MIST JPMORGAN                   MIST JPMORGAN
                                                CORE BOND               GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2013            2012             2013          2012 (b)
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       1,511,689       1,642,766        7,003,217              --
Units issued and transferred
   from other funding options......       3,172,637         367,655        8,044,234       7,442,777
Units redeemed and transferred to
   other funding options...........     (3,501,753)       (498,732)      (5,943,822)       (439,560)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       1,182,573       1,511,689        9,103,629       7,003,217
                                     ==============  ==============  ===============  ==============


                                              MIST JPMORGAN                 MIST LOOMIS SAYLES
                                             SMALL CAP VALUE                  GLOBAL MARKETS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............          515,860         530,589        1,042,691         962,736
Units issued and transferred
   from other funding options......           53,166          79,409          222,707         327,748
Units redeemed and transferred to
   other funding options...........         (97,349)        (94,138)        (346,265)       (247,793)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................          471,677         515,860          919,133       1,042,691
                                     ===============  ==============  ===============  ==============

                                            MIST LORD ABBETT                  MIST MET/EATON
                                             BOND DEBENTURE                 VANCE FLOATING RATE
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       9,203,760       10,339,658         317,752          213,777
Units issued and transferred
   from other funding options......         464,186          574,738         231,217          183,473
Units redeemed and transferred to
   other funding options...........     (1,592,931)      (1,710,636)       (106,297)         (79,498)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       8,075,015        9,203,760         442,672          317,752
                                     ==============  ===============  ==============  ===============


                                            MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                        LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       1,766,562        1,106,536         400,203          352,964
Units issued and transferred
   from other funding options......       1,637,425        1,039,234          84,779          131,968
Units redeemed and transferred to
   other funding options...........       (650,388)        (379,208)        (78,275)         (84,729)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       2,753,599        1,766,562         406,707          400,203
                                     ==============  ===============  ==============  ===============


                                              MIST METLIFE
                                           AGGRESSIVE STRATEGY          MIST METLIFE BALANCED PLUS
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013          2012 (a)
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      14,537,359       15,775,326       7,650,490              --
Units issued and transferred
   from other funding options......       1,650,095        1,113,162       3,017,645       7,888,529
Units redeemed and transferred to
   other funding options...........     (2,309,889)      (2,351,129)       (901,516)       (238,039)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      13,877,565       14,537,359       9,766,619       7,650,490
                                     ==============  ===============  ==============  ==============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                              MIST METLIFE                     MIST METLIFE
                                            BALANCED STRATEGY               DEFENSIVE STRATEGY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     197,011,812      207,920,698       33,742,779      33,539,911
Units issued and transferred
   from other funding options......       7,019,391       11,913,071        2,571,276       7,120,599
Units redeemed and transferred to
   other funding options...........    (21,351,549)     (22,821,957)      (8,288,017)     (6,917,731)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     182,679,654      197,011,812       28,026,038      33,742,779
                                     ==============  ===============  ===============  ==============


                                                                                                         MIST METLIFE
                                              MIST METLIFE                     MIST METLIFE               MULTI-INDEX
                                             GROWTH STRATEGY                 MODERATE STRATEGY           TARGETED RISK
                                               SUB-ACCOUNT                      SUB-ACCOUNT               SUB-ACCOUNT
                                     -------------------------------  -------------------------------  ---------------
                                          2013             2012            2013             2012           2013 (c)
                                     ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year............      118,697,237     127,969,483       71,904,099      74,398,177               --
Units issued and transferred
   from other funding options......       17,768,178       6,103,544        3,861,200       6,335,212          334,714
Units redeemed and transferred to
   other funding options...........     (14,280,060)    (15,375,790)      (9,284,639)     (8,829,290)         (11,073)
                                     ---------------  --------------  ---------------  --------------  ---------------
Units end of year..................      122,185,355     118,697,237       66,480,660      71,904,099          323,641
                                     ===============  ==============  ===============  ==============  ===============



                                                MIST MFS
                                         EMERGING MARKETS EQUITY
                                               SUB-ACCOUNT
                                     ------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............       4,605,777       5,082,239
Units issued and transferred
   from other funding options......       1,880,218       1,002,767
Units redeemed and transferred to
   other funding options...........     (1,241,142)     (1,479,229)
                                     --------------  --------------
Units end of year..................       5,244,853       4,605,777
                                     ==============  ==============

                                            MIST MFS RESEARCH             MIST MORGAN STANLEY               MIST OPPENHEIMER
                                              INTERNATIONAL                 MID CAP GROWTH                    GLOBAL EQUITY
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............       8,474,288       9,028,217       4,428,112       4,659,921       1,019,300       1,147,037
Units issued and transferred
   from other funding options......         678,128         898,552         211,339         509,620       3,021,027          99,122
Units redeemed and transferred to
   other funding options...........     (1,538,812)     (1,452,481)       (769,252)       (741,429)     (1,338,914)       (226,859)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................       7,613,604       8,474,288       3,870,199       4,428,112       2,701,413       1,019,300
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                               MIST PIMCO                     MIST PIMCO
                                        INFLATION PROTECTED BOND             TOTAL RETURN                   MIST PIONEER FUND
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year............       7,448,982       7,526,508      31,210,077      32,853,798       5,289,087        5,949,995
Units issued and transferred
   from other funding options......       1,419,924       1,316,805       4,012,181       4,286,074         160,008          291,925
Units redeemed and transferred to
   other funding options...........     (1,851,992)     (1,394,331)     (6,716,711)     (5,929,795)       (869,740)        (952,833)
                                     --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year..................       7,016,914       7,448,982      28,505,547      31,210,077       4,579,355        5,289,087
                                     ==============  ==============  ==============  ==============  ==============  ===============

                                               MIST PIONEER                      MIST PYRAMIS             MIST PYRAMIS
                                             STRATEGIC INCOME                  GOVERNMENT INCOME          MANAGED RISK
                                                SUB-ACCOUNT                       SUB-ACCOUNT              SUB-ACCOUNT
                                     --------------------------------  --------------------------------  ---------------
                                           2013             2012             2013           2012 (a)        2013 (d)
                                     ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year............          624,096          610,107          544,311               --               --
Units issued and transferred
   from other funding options......          357,395          245,815          173,795          654,849          353,133
Units redeemed and transferred to
   other funding options...........        (226,518)        (231,826)        (279,736)        (110,538)         (21,829)
                                     ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year..................          754,973          624,096          438,370          544,311          331,304
                                     ===============  ===============  ===============  ===============  ===============


                                             MIST SCHRODERS                       MIST SSGA
                                           GLOBAL MULTI-ASSET               GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2013           2012 (b)           2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        5,045,943               --       12,363,629       12,724,330
Units issued and transferred
   from other funding options......        5,470,808        5,092,961          704,929        1,241,580
Units redeemed and transferred to
   other funding options...........      (2,164,673)         (47,018)      (1,582,125)      (1,602,281)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        8,352,078        5,045,943       11,486,433       12,363,629
                                     ===============  ===============  ===============  ===============


                                                 MIST SSGA
                                                GROWTH ETF
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2013              2012
                                     ---------------  ---------------

Units beginning of year............        4,134,490        4,414,150
Units issued and transferred
   from other funding options......          845,957          449,411
Units redeemed and transferred to
   other funding options...........        (862,460)        (729,071)
                                     ---------------  ---------------
Units end of year..................        4,117,987        4,134,490
                                     ===============  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                             LARGE CAP VALUE                  MID CAP GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      10,675,620       12,522,601        6,292,266       6,972,220
Units issued and transferred
   from other funding options......         213,517          579,092          641,182         757,865
Units redeemed and transferred to
   other funding options...........     (1,776,547)      (2,426,073)      (1,184,511)     (1,437,819)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       9,112,590       10,675,620        5,748,937       6,292,266
                                     ==============  ===============  ===============  ==============


                                            MIST THIRD AVENUE               MSF BAILLIE GIFFORD
                                             SMALL CAP VALUE                INTERNATIONAL STOCK
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............        2,744,669       3,218,372          407,507         430,001
Units issued and transferred
   from other funding options......          298,169         142,098        1,368,300          41,567
Units redeemed and transferred to
   other funding options...........        (527,949)       (615,801)        (262,916)        (64,061)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        2,514,889       2,744,669        1,512,891         407,507
                                     ===============  ==============  ===============  ==============


                                              MSF BARCLAYS                     MSF BLACKROCK
                                          AGGREGATE BOND INDEX                  BOND INCOME
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............         192,855          175,717       1,413,863        1,437,066
Units issued and transferred
   from other funding options......         144,253          105,691         245,411          222,304
Units redeemed and transferred to
   other funding options...........       (120,368)         (88,553)       (221,479)        (245,507)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................         216,740          192,855       1,437,795        1,413,863
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK                    MSF BLACKROCK
                                          CAPITAL APPRECIATION                 MONEY MARKET
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       2,764,842        3,186,827      11,671,729       12,722,462
Units issued and transferred
   from other funding options......          64,522          266,223       6,578,863        7,044,542
Units redeemed and transferred to
   other funding options...........       (353,750)        (688,208)     (8,458,239)      (8,095,275)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       2,475,614        2,764,842       9,792,353       11,671,729
                                     ==============  ===============  ==============  ===============


                                                                       MSF FRONTIER
                                                MSF DAVIS                 MID CAP              MSF JENNISON
                                              VENTURE VALUE               GROWTH                  GROWTH
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                     -------------------------------  --------------  ------------------------------
                                          2013            2012           2013 (d)          2013            2012
                                     --------------  ---------------  --------------  --------------  --------------

Units beginning of year............      12,607,989       14,326,344              --      11,335,513       4,345,644
Units issued and transferred
   from other funding options......         721,582          609,658         679,799         752,651       8,593,297
Units redeemed and transferred to
   other funding options...........     (2,161,888)      (2,328,013)        (84,739)     (1,986,203)     (1,603,428)
                                     --------------  ---------------  --------------  --------------  --------------
Units end of year..................      11,167,683       12,607,989         595,060      10,101,961      11,335,513
                                     ==============  ===============  ==============  ==============  ==============


                                               MSF LOOMIS
                                              SAYLES SMALL
                                               CAP GROWTH
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............       1,207,677       1,364,085
Units issued and transferred
   from other funding options......         139,843         121,289
Units redeemed and transferred to
   other funding options...........       (306,875)       (277,697)
                                     --------------  --------------
Units end of year..................       1,040,645       1,207,677
                                     ==============  ==============

                                                                           MSF MET/DIMENSIONAL
                                             MSF MET/ARTISAN                  INTERNATIONAL                    MSF METLIFE
                                              MID CAP VALUE                   SMALL COMPANY                MID CAP STOCK INDEX
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............       2,399,851       2,732,053         132,829          165,015         157,701         128,329
Units issued and transferred
   from other funding options......         242,557         115,302          80,230           36,030          74,178          70,540
Units redeemed and transferred to
   other funding options...........       (395,234)       (447,504)        (32,917)         (68,216)        (50,419)        (41,168)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................       2,247,174       2,399,851         180,142          132,829         181,460         157,701
                                     ==============  ==============  ==============  ===============  ==============  ==============



                                              MSF METLIFE                                                        MSF MFS
                                              STOCK INDEX                 MSF MFS TOTAL RETURN                    VALUE
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............       2,675,025       2,855,765       2,882,861       3,108,333        2,908,311       2,696,793
Units issued and transferred
   from other funding options......         321,996         554,780         108,127         204,749        6,808,878         651,052
Units redeemed and transferred to
   other funding options...........       (482,195)       (735,520)       (445,902)       (430,221)      (1,271,076)       (439,534)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................       2,514,826       2,675,025       2,545,086       2,882,861        8,446,113       2,908,311
                                     ==============  ==============  ==============  ==============  ===============  ==============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                MSF MSCI                      MSF NEUBERGER
                                               EAFE INDEX                    BERMAN GENESIS              MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013             2012            2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............         115,412          69,134          86,174           96,711         120,336          93,349
Units issued and transferred
   from other funding options......          77,482          98,429       2,447,259            9,111         140,921          84,112
Units redeemed and transferred to
   other funding options...........        (59,218)        (52,151)       (302,154)         (19,648)        (55,865)        (57,125)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................         133,676         115,412       2,231,279           86,174         205,392         120,336
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                           MSF T. ROWE PRICE                MSF T. ROWE PRICE              MSF VAN ECK GLOBAL
                                           LARGE CAP GROWTH                 SMALL CAP GROWTH                NATURAL RESOURCES
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............       2,780,202       3,161,388         487,872         554,041          313,419         286,505
Units issued and transferred
   from other funding options......       2,252,762         186,023          45,491          43,400           76,689         106,874
Units redeemed and transferred to
   other funding options...........     (1,470,919)       (567,209)       (103,540)       (109,569)        (121,761)        (79,960)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................       3,562,045       2,780,202         429,823         487,872          268,347         313,419
                                     ==============  ==============  ==============  ==============  ===============  ==============

                                               MSF WESTERN                  MSF WESTERN ASSET
                                            ASSET MANAGEMENT                   MANAGEMENT                       PIMCO VIT
                                      STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT                   HIGH YIELD
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............         349,579         469,062         690,001          773,166         431,112         440,506
Units issued and transferred
   from other funding options......          20,347          44,944          62,481          167,277          31,093          60,216
Units redeemed and transferred to
   other funding options...........       (138,511)       (164,427)       (304,326)        (250,442)       (101,628)        (69,610)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................         231,415         349,579         448,156          690,001         360,577         431,112
                                     ==============  ==============  ==============  ===============  ==============  ==============



                                               PIMCO VIT                        PUTNAM VT                       PUTNAM VT
                                             LOW DURATION                     EQUITY INCOME                 MULTI-CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012            2013             2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............         761,796         803,010       1,285,126       1,542,735          152,212         176,234
Units issued and transferred
   from other funding options......          72,158          81,006           9,945          27,151            7,500          22,272
Units redeemed and transferred to
   other funding options...........       (217,618)       (122,220)       (212,550)       (284,760)         (32,626)        (46,294)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................         616,336         761,796       1,082,521       1,285,126          127,086         152,212
                                     ==============  ==============  ==============  ==============  ===============  ==============

                                                  RUSSELL                            RUSSELL
                                             AGGRESSIVE EQUITY                      CORE BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                     ---------------  ----------------  ---------------  ----------------

Units beginning of year............          104,956           142,278          447,192           550,331
Units issued and transferred
   from other funding options......            3,093             5,438           16,840            14,667
Units redeemed and transferred to
   other funding options...........         (29,653)          (42,760)        (103,069)         (117,806)
                                     ---------------  ----------------  ---------------  ----------------
Units end of year..................           78,396           104,956          360,963           447,192
                                     ===============  ================  ===============  ================


                                                  RUSSELL                           RUSSELL
                                       GLOBAL REAL ESTATE SECURITIES          MULTI-STYLE EQUITY
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013              2012
                                     ---------------  ---------------  ----------------  ---------------

Units beginning of year............           37,475           41,404           604,659          727,966
Units issued and transferred
   from other funding options......            1,046            2,244             9,079           41,207
Units redeemed and transferred to
   other funding options...........          (8,152)          (6,173)         (145,287)        (164,514)
                                     ---------------  ---------------  ----------------  ---------------
Units end of year..................           30,369           37,475           468,451          604,659
                                     ===============  ===============  ================  ===============


                                                  RUSSELL
                                                 NON-U.S.
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2013             2012
                                     ----------------  ---------------

Units beginning of year............           253,272          291,607
Units issued and transferred
   from other funding options......             4,720           19,250
Units redeemed and transferred to
   other funding options...........          (61,881)         (57,585)
                                     ----------------  ---------------
Units end of year..................           196,111          253,272
                                     ================  ===============

(a) For the period January 3, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) Commenced November 12, 2012 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund portfolio, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  American Funds Global          2013     2,956,878    35.06 - 42.47     122,929,858
     Growth Sub-Account          2012     3,288,744    27.66 - 33.12     106,822,886
                                 2011     3,568,963    23.00 - 27.23      95,488,976
                                 2010     3,003,389    25.73 - 30.11      88,905,025
                                 2009     2,316,571    23.47 - 27.15      61,956,827

  American Funds Global Small    2013       749,861    33.79 - 40.47      29,677,012
     Capitalization Sub-Account  2012       834,626    26.85 - 31.78      25,978,567
                                 2011       874,335    23.15 - 27.10      23,246,445
                                 2010       629,226    29.19 - 33.77      20,866,196
                                 2009       467,145    24.30 - 27.79      12,780,124

  American Funds Growth          2013       574,333  190.29 - 268.43     147,932,755
     Sub-Account                 2012       647,004  149.07 - 207.87     129,432,083
                                 2011       675,749  128.88 - 177.66     115,994,216
                                 2010       592,460  137.22 - 186.99     107,174,849
                                 2009       464,628  117.84 - 158.75      71,786,632

  DWS II Government & Agency     2013        27,802    16.55 - 17.41         482,012
     Securities Sub-Account      2012        38,203    17.38 - 18.21         693,006
                                 2011        44,817    17.19 - 17.95         801,100
                                 2010        52,265    16.29 - 16.94         880,629
                                 2009        57,534    15.56 - 16.11         922,516

  Fidelity VIP Equity-Income     2013       284,993    17.68 - 78.22       6,033,100
     Sub-Account                 2012       296,910    14.08 - 61.99       5,082,102
                                 2011       302,862    12.25 - 53.66       4,481,906
                                 2010       316,838    12.39 - 54.00       4,614,949
                                 2009       373,302    10.98 - 47.61       4,805,353

  Fidelity VIP Growth            2013         8,546    14.85 - 14.93         126,880
     Opportunities Sub-Account   2012        10,011    10.92 - 10.98         109,300
                                 2011         9,765      9.26 - 9.31          90,395
                                 2010        11,887      9.18 - 9.23         109,119
                                 2009        19,375      7.52 - 7.56         145,775

  FTVIPT Templeton Foreign       2013     1,554,373    16.25 - 41.67      30,101,114
     Securities Sub-Account      2012     1,747,933    13.46 - 34.33      28,052,934
                                 2011     1,900,147    11.59 - 29.42      26,237,200
                                 2010     2,172,428    13.20 - 33.35      33,779,312
                                 2009     2,349,812    12.40 - 31.17      34,089,823



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2013      1.23         0.75 - 1.90         26.75 - 28.21
     Growth Sub-Account          2012      0.89         0.75 - 1.90         20.24 - 21.64
                                 2011      1.41         0.75 - 1.90      (10.60) - (9.56)
                                 2010      1.61         0.75 - 1.90          9.64 - 10.91
                                 2009      1.69         0.75 - 1.90         39.62 - 41.24

  American Funds Global Small    2013      0.87         0.75 - 1.90         25.87 - 27.32
     Capitalization Sub-Account  2012      1.34         0.75 - 1.90         15.94 - 17.29
                                 2011      1.32         0.75 - 1.90     (20.66) - (19.75)
                                 2010      1.78         0.75 - 1.90         20.11 - 21.50
                                 2009      0.36         0.75 - 1.90         58.26 - 60.09

  American Funds Growth          2013      0.92         0.75 - 1.90         27.65 - 29.13
     Sub-Account                 2012      0.79         0.75 - 1.90         15.66 - 17.01
                                 2011      0.64         0.75 - 1.90       (6.08) - (4.99)
                                 2010      0.78         0.75 - 1.90         16.45 - 17.79
                                 2009      0.83         0.75 - 1.90         36.79 - 38.37

  DWS II Government & Agency     2013      3.03         1.40 - 1.80       (4.77) - (4.39)
     Securities Sub-Account      2012      3.93         1.40 - 1.80           1.08 - 1.49
                                 2011      4.42         1.40 - 1.80           5.55 - 5.97
                                 2010      4.83         1.40 - 1.80           4.71 - 5.13
                                 2009      4.59         1.40 - 1.80           6.16 - 6.58

  Fidelity VIP Equity-Income     2013      2.29         1.30 - 1.90         25.42 - 26.37
     Sub-Account                 2012      2.95         1.30 - 1.90         14.84 - 15.67
                                 2011      2.34         1.30 - 1.90       (1.24) - (0.42)
                                 2010      1.56         1.30 - 1.90         12.75 - 13.55
                                 2009      2.05         1.30 - 1.90         27.44 - 28.40

  Fidelity VIP Growth            2013      0.29                1.40                 35.98
     Opportunities Sub-Account   2012      0.41                1.40                 17.94
                                 2011      0.16                1.40                  0.88
                                 2010      0.17                1.40         22.01 - 22.02
                                 2009      0.45                1.40         43.83 - 43.84

  FTVIPT Templeton Foreign       2013      2.41         0.85 - 1.90         20.66 - 22.23
     Securities Sub-Account      2012      3.07         0.85 - 1.90         16.00 - 17.59
                                 2011      1.77         0.85 - 1.90     (12.32) - (11.20)
                                 2010      1.93         0.85 - 1.90           6.37 - 7.76
                                 2009      3.41         0.85 - 1.90         34.47 - 36.18



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  -------------
  Invesco V.I. International    2013       283,154     14.74 - 32.07      6,558,263
     Growth Sub-Account         2012       317,002     12.49 - 27.37      6,259,165
                                2011       353,287     10.90 - 24.06      6,118,917
                                2010       414,083     11.79 - 26.20      7,768,778
                                2009       461,755     10.54 - 23.57      7,800,513

  MIST AllianceBernstein        2013     2,343,122     11.37 - 11.79     27,463,161
     Global Dynamic Allocation  2012     2,054,165     10.44 - 10.68     21,873,079
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds           2013    20,252,050     11.90 - 12.56    250,188,184
     Balanced Allocation        2012    22,206,090     10.27 - 10.74    235,164,571
     Sub-Account                2011    23,015,262       9.25 - 9.58    218,152,622
                                2010    23,898,755       9.67 - 9.92    235,131,655
                                2009    22,597,437       8.81 - 8.96    201,424,344

  MIST American Funds Growth    2013    20,846,163     11.83 - 12.56    257,567,705
     Allocation Sub-Account     2012    22,492,160      9.68 - 10.17    225,771,481
                                2011    23,752,669       8.53 - 8.87    208,535,138
                                2010    24,332,553       9.17 - 9.43    227,823,049
                                2009    23,471,136       8.29 - 8.42    196,705,615

  MIST American Funds Growth    2013     2,337,771     12.15 - 12.90     29,652,918
     Sub-Account                2012     2,590,163      9.59 - 10.07     25,736,857
                                2011     2,895,296       8.39 - 8.69     24,917,298
                                2010     3,139,868       9.00 - 9.23     28,767,917
                                2009     3,506,399       7.78 - 7.90     27,597,870

  MIST American Funds           2013     9,940,708     11.71 - 12.32    120,520,419
     Moderate Allocation        2012    11,686,297     10.54 - 11.00    126,809,368
     Sub-Account                2011    13,006,670      9.72 - 10.05    129,356,533
                                2010    13,667,445      9.92 - 10.16    137,833,796
                                2009    13,452,576       9.23 - 9.37    125,390,131

  MIST AQR Global Risk          2013     1,320,863     10.78 - 11.21     14,540,600
     Balanced Sub-Account       2012     1,382,713     11.40 - 11.69     16,016,430
     (Commenced 1/3/2012)

  MIST BlackRock Global         2013     5,138,582     10.96 - 11.40     58,089,937
     Tactical Strategies        2012     4,283,793     10.18 - 10.41     44,438,080
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield     2013       669,873     22.60 - 29.06     17,263,570
     Sub-Account                2012       677,325     21.13 - 26.78     16,244,048
                                2011       600,616     18.54 - 23.15     12,434,639
                                2010       730,796     18.51 - 22.79     14,888,941
                                2009       517,570     16.35 - 19.84      9,210,269

  MIST BlackRock Large Cap      2013       529,861     12.68 - 15.20      7,879,461
     Core Sub-Account           2012       593,073      9.63 - 11.41      6,609,137
     (Commenced 5/4/2009)       2011       526,928      8.66 - 10.15      5,254,597
                                2010       264,061      8.81 - 10.21      2,642,554
                                2009        85,136       7.99 - 9.15        768,673

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Invesco V.I. International    2013      1.09         0.85 - 1.90        16.48 - 18.01
     Growth Sub-Account         2012      1.34         0.85 - 1.90        13.07 - 14.55
                                2011      1.38         0.85 - 1.90      (8.74) - (7.53)
                                2010      1.97         0.85 - 1.90        10.49 - 11.91
                                2009      1.43         0.85 - 1.90        32.37 - 34.11

  MIST AllianceBernstein        2013      1.26         0.75 - 2.10         8.84 - 10.32
     Global Dynamic Allocation  2012      0.06         0.75 - 2.10          2.93 - 9.26
     Sub-Account
     (Commenced 1/3/2012)

  MIST American Funds           2013      1.38         1.30 - 2.25        15.90 - 17.00
     Balanced Allocation        2012      1.69         1.30 - 2.25        10.99 - 12.06
     Sub-Account                2011      1.29         1.30 - 2.25      (4.29) - (3.40)
                                2010      1.15         1.30 - 2.25         9.67 - 10.72
                                2009        --         1.30 - 2.25        26.44 - 27.65

  MIST American Funds Growth    2013      1.03         1.30 - 2.35        22.20 - 23.49
     Allocation Sub-Account     2012      1.21         1.30 - 2.35        13.45 - 14.65
                                2011      1.11         1.30 - 2.35      (6.95) - (5.96)
                                2010      0.88         1.30 - 2.35        10.86 - 12.02
                                2009        --         1.30 - 2.20        31.11 - 32.31

  MIST American Funds Growth    2013      0.44         1.30 - 2.35        26.77 - 28.11
     Sub-Account                2012      0.32         1.30 - 2.35        14.67 - 15.89
                                2011      0.36         1.30 - 2.25      (6.71) - (5.83)
                                2010      0.24         1.30 - 2.25        15.69 - 16.79
                                2009        --         1.30 - 2.25        35.80 - 37.09

  MIST American Funds           2013      1.67         1.30 - 2.20        11.05 - 12.05
     Moderate Allocation        2012      2.05         1.30 - 2.20          8.42 - 9.40
     Sub-Account                2011      1.58         1.30 - 2.20      (1.99) - (1.10)
                                2010      1.57         1.30 - 2.20          7.52 - 8.50
                                2009        --         1.30 - 2.20        20.71 - 21.79

  MIST AQR Global Risk          2013      2.19         0.75 - 2.20      (5.49) - (4.11)
     Balanced Sub-Account       2012      0.01         0.75 - 2.20          3.10 - 9.73
     (Commenced 1/3/2012)

  MIST BlackRock Global         2013      1.30         0.75 - 2.20          7.91 - 9.48
     Tactical Strategies        2012        --         0.75 - 2.10          2.75 - 8.32
     Sub-Account
     (Commenced 1/3/2012)

  MIST BlackRock High Yield     2013      6.41         0.75 - 2.20          6.95 - 8.52
     Sub-Account                2012      6.62         0.75 - 2.20        13.99 - 15.67
                                2011      6.61         0.75 - 2.20          0.12 - 1.58
                                2010      3.63         0.75 - 2.20        13.26 - 14.91
                                2009      4.10         0.75 - 2.20        29.21 - 44.75

  MIST BlackRock Large Cap      2013      1.19         0.75 - 1.90        31.65 - 33.17
     Core Sub-Account           2012      0.95         0.75 - 1.90        11.18 - 12.47
     (Commenced 5/4/2009)       2011      0.81         0.75 - 1.90      (1.71) - (0.58)
                                2010      0.86         0.75 - 1.90        10.25 - 11.53
                                2009        --         0.75 - 1.90        22.54 - 23.49

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2013     2,239,020    15.36 - 25.05      38,352,561
     Estate Sub-Account         2012     2,350,735    15.19 - 24.49      39,516,123
                                2011     2,528,243    12.34 - 19.66      34,277,327
                                2010     2,647,883    13.39 - 21.05      38,697,331
                                2009     2,963,807    11.80 - 18.36      37,898,569

  MIST ClearBridge Aggressive   2013        23,976  168.63 - 224.52       4,991,149
     Growth II Sub-Account      2012        15,349  133.85 - 176.62       2,480,585
     (Commenced 5/3/2010)       2011         6,927  120.34 - 146.05         924,910
                                2010         2,977  128.95 - 160.04         438,631

  MIST ClearBridge Aggressive   2013     7,836,411    10.80 - 18.18     101,728,824
     Growth Sub-Account         2012     8,735,126     7.52 - 12.63      79,321,095
                                2011     9,600,857     6.43 - 10.78      74,857,416
                                2010     8,476,052     6.97 - 10.56      65,664,571
                                2009     9,606,073      5.76 - 8.63      61,074,016

  MIST Goldman Sachs Mid Cap    2013       926,551    19.93 - 22.07      19,638,139
     Value Sub-Account          2012     1,049,942    15.38 - 16.85      17,068,463
                                2011     1,161,737    13.34 - 14.45      16,271,354
                                2010     1,280,385    14.57 - 15.63      19,465,973
                                2009     1,482,733    12.01 - 12.74      18,467,822

  MIST Harris Oakmark           2013     2,725,021    24.93 - 27.96      72,879,342
     International Sub-Account  2012     2,920,101    19.54 - 21.71      60,795,216
                                2011     3,341,029    15.46 - 17.02      54,661,488
                                2010     3,663,046    18.45 - 20.10      71,132,973
                                2009     4,066,421    16.20 - 17.50      69,004,535

  MIST Invesco Balanced-Risk    2013    18,674,457      1.04 - 1.06      19,667,126
     Allocation Sub-Account     2012    17,553,531      1.04 - 1.05      18,405,844
     (Commenced 4/30/2012)

  MIST Invesco Comstock         2013     8,126,377    14.36 - 16.50     130,402,734
     Sub-Account                2012     8,705,476    10.86 - 12.28     104,439,830
                                2011     9,579,280     9.39 - 10.45      98,062,309
                                2010     9,660,454     9.76 - 10.68     101,320,183
                                2009     9,148,538      8.70 - 9.37      84,373,555

  MIST Invesco Mid Cap Value    2013     5,724,070    31.03 - 39.34     210,304,023
     Sub-Account                2012     6,573,235    24.34 - 30.42     187,671,582
                                2011     7,467,200    21.85 - 26.72     188,118,964
                                2010     8,400,066    23.50 - 27.96     221,952,624
                                2009     9,382,903    19.10 - 22.44     199,636,901

  MIST Invesco Small Cap        2013     2,535,916    14.55 - 25.27      59,587,334
     Growth Sub-Account         2012     2,729,300    10.50 - 18.26      46,464,081
                                2011     3,190,859     8.98 - 15.65      46,716,193
                                2010     3,675,683     9.19 - 16.03      55,371,461
                                2009     4,320,755     7.37 - 12.87      52,644,910



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2013      6.92         0.75 - 2.35           1.14 - 2.77
     Estate Sub-Account         2012      2.07         0.75 - 2.35         23.05 - 25.04
                                2011      3.90         0.75 - 2.35       (7.78) - (6.29)
                                2010      8.38         0.75 - 2.35         13.41 - 15.23
                                2009      3.27         0.75 - 2.35         31.61 - 33.73

  MIST ClearBridge Aggressive   2013      0.43         1.30 - 2.20         25.98 - 27.12
     Growth II Sub-Account      2012      0.18         1.30 - 2.20         19.84 - 20.93
     (Commenced 5/3/2010)       2011      1.56         1.30 - 1.95       (9.33) - (8.74)
                                2010        --         1.30 - 2.05           3.41 - 3.94

  MIST ClearBridge Aggressive   2013      0.25         0.75 - 2.35         42.22 - 44.51
     Growth Sub-Account         2012      0.04         0.75 - 2.35         15.74 - 17.62
                                2011      0.01         0.75 - 2.35         (3.63) - 2.12
                                2010      0.01         1.30 - 2.35         20.92 - 22.32
                                2009      0.02         1.30 - 2.35         29.87 - 31.60

  MIST Goldman Sachs Mid Cap    2013      0.90         1.30 - 2.35         29.57 - 30.94
     Value Sub-Account          2012      0.60         1.30 - 2.35         15.36 - 16.58
                                2011      0.50         1.30 - 2.35       (8.46) - (7.50)
                                2010      1.02         1.30 - 2.35         21.35 - 22.63
                                2009      1.23         1.30 - 2.35         29.24 - 30.59

  MIST Harris Oakmark           2013      2.48         1.30 - 2.35         27.46 - 28.80
     International Sub-Account  2012      1.64         1.30 - 2.35         26.24 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.96         1.30 - 2.35         13.71 - 14.91
                                2009      8.00         1.30 - 2.35         51.46 - 53.06

  MIST Invesco Balanced-Risk    2013        --         0.75 - 2.20         (0.36) - 1.10
     Allocation Sub-Account     2012      0.57         0.75 - 2.20           3.13 - 4.14
     (Commenced 4/30/2012)

  MIST Invesco Comstock         2013      1.08         0.75 - 2.35         32.25 - 34.38
     Sub-Account                2012      1.29         0.75 - 2.35         15.67 - 17.54
                                2011      1.12         0.75 - 2.35       (3.76) - (2.22)
                                2010      1.50         0.75 - 2.35         12.19 - 14.00
                                2009      2.32         0.75 - 2.35         23.63 - 25.61

  MIST Invesco Mid Cap Value    2013      0.77         0.75 - 2.20         27.47 - 29.52
     Sub-Account                2012      0.47         0.75 - 2.20         12.19 - 14.02
                                2011      0.57         0.75 - 2.15       (5.75) - (4.28)
                                2010      0.64         0.75 - 2.05         22.98 - 24.78
                                2009      2.21         0.75 - 2.05         23.96 - 25.79

  MIST Invesco Small Cap        2013      0.24         1.30 - 2.35         36.92 - 38.58
     Growth Sub-Account         2012        --         1.30 - 2.35         15.47 - 16.85
                                2011        --         1.30 - 2.35       (3.37) - (2.22)
                                2010        --         1.30 - 2.35         23.26 - 24.72
                                2009        --         1.30 - 2.35         30.70 - 32.33



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST JPMorgan Core Bond       2013     1,182,573    10.18 - 10.75     12,506,234
     Sub-Account                2012     1,511,689    10.74 - 11.23     16,737,665
                                2011     1,642,766    10.47 - 10.84     17,623,360
                                2010     1,767,528    10.12 - 10.38     18,209,023
                                2009     1,763,742      9.76 - 9.92     17,394,037

  MIST JPMorgan Global Active   2013     9,103,629      1.13 - 1.16     10,517,817
     Allocation Sub-Account     2012     7,003,217      1.04 - 1.05      7,371,189
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013       471,677    18.55 - 20.49      9,530,735
     Value Sub-Account          2012       515,860    14.22 - 15.53      7,917,855
                                2011       530,589    12.57 - 13.57      7,126,054
                                2010       396,464    14.29 - 15.25      5,987,971
                                2009       296,874    12.21 - 12.89      3,801,580

  MIST Loomis Sayles Global     2013       919,133    15.69 - 17.00     15,197,549
     Markets Sub-Account        2012     1,042,691    13.71 - 14.71     14,977,462
                                2011       962,736    12.01 - 12.74     12,022,681
                                2010     1,177,416    12.48 - 13.10     15,232,698
                                2009       899,578    10.47 - 10.88      9,662,261

  MIST Lord Abbett Bond         2013     8,075,015    22.88 - 31.79    236,290,033
     Debenture Sub-Account      2012     9,203,760    19.43 - 29.66    252,466,645
                                2011    10,339,658    19.01 - 26.46    254,363,555
                                2010    11,836,616    16.94 - 25.52    281,708,830
                                2009    13,193,447    15.20 - 22.76    280,934,170

  MIST Met/Eaton Vance          2013       442,672    10.76 - 11.18      4,880,212
     Floating Rate Sub-Account  2012       317,752    10.61 - 10.91      3,433,894
     (Commenced 5/3/2010)       2011       213,777    10.15 - 10.30      2,191,750
                                2010        80,368    10.17 - 10.23        819,953

  MIST Met/Franklin Low         2013     2,753,599     9.82 - 10.21     27,817,040
     Duration Total Return      2012     1,766,562     9.92 - 10.16     17,845,860
     Sub-Account                2011     1,106,536      9.72 - 9.81     10,825,502
     (Commenced 5/2/2011)

  MIST Met/Templeton            2013       406,707    13.21 - 13.88      5,578,711
     International Bond         2012       400,203    13.32 - 13.84      5,481,320
     Sub-Account                2011       352,964    11.86 - 12.20      4,276,366
     (Commenced 5/4/2009)       2010       169,000    12.12 - 12.33      2,069,263
                                2009        18,597    10.88 - 10.90        202,561

  MIST MetLife Aggressive       2013    13,877,565    13.36 - 16.82    217,076,586
     Strategy Sub-Account       2012    14,537,359    10.46 - 13.09    178,338,412
                                2011    15,775,326     9.09 - 11.30    168,280,842
                                2010    17,260,094     9.78 - 12.08    198,100,052
                                2009    18,139,859     8.52 - 10.45    181,304,081

  MIST MetLife Balanced Plus    2013     9,766,619    11.55 - 12.01    116,669,137
     Sub-Account                2012     7,650,490    10.33 - 10.58     80,785,959
     (Commenced 1/3/2012)



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST JPMorgan Core Bond       2013      0.28         1.30 - 2.25       (4.95) - (4.05)
     Sub-Account                2012      2.52         1.30 - 2.25           2.57 - 3.55
                                2011      2.22         1.30 - 2.25           3.44 - 4.42
                                2010      1.91         1.30 - 2.25           3.74 - 4.73
                                2009        --         1.30 - 2.25          9.63 - 10.67

  MIST JPMorgan Global Active   2013      0.09         0.75 - 2.20          8.57 - 10.16
     Allocation Sub-Account     2012      0.64         0.75 - 2.20           3.12 - 4.13
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap       2013      0.49         0.75 - 1.90         30.40 - 31.91
     Value Sub-Account          2012      0.64         0.75 - 1.90         13.18 - 14.49
                                2011      1.47         0.75 - 1.90     (12.05) - (11.03)
                                2010      0.69         0.75 - 1.90         17.01 - 18.35
                                2009      0.66         0.75 - 1.90         26.34 - 27.81

  MIST Loomis Sayles Global     2013      2.37         1.30 - 2.35         14.41 - 15.62
     Markets Sub-Account        2012      2.34         1.30 - 2.35         14.20 - 15.41
                                2011      2.49         1.30 - 2.35       (3.77) - (2.75)
                                2010      3.24         1.30 - 2.35         19.18 - 20.43
                                2009      2.06         1.30 - 2.35         37.54 - 39.00

  MIST Lord Abbett Bond         2013      6.79         0.75 - 2.35           5.47 - 7.25
     Debenture Sub-Account      2012      7.24         0.75 - 2.35         10.31 - 12.23
                                2011      6.07         0.75 - 2.35           2.04 - 3.94
                                2010      6.32         0.75 - 2.35         10.34 - 12.22
                                2009      7.43         0.75 - 2.35         33.60 - 35.96

  MIST Met/Eaton Vance          2013      3.46         1.30 - 2.35           1.42 - 2.50
     Floating Rate Sub-Account  2012      3.04         1.30 - 2.35           4.83 - 5.94
     (Commenced 5/3/2010)       2011      2.21         1.30 - 2.20         (0.16) - 0.69
                                2010        --         1.30 - 2.15           1.71 - 2.30

  MIST Met/Franklin Low         2013      1.37         0.75 - 2.20         (1.04) - 0.40
     Duration Total Return      2012      1.86         0.75 - 2.20           2.11 - 3.61
     Sub-Account                2011        --         0.75 - 2.05       (2.63) - (1.79)
     (Commenced 5/2/2011)

  MIST Met/Templeton            2013      1.99         0.75 - 1.80         (0.77) - 0.28
     International Bond         2012      9.65         0.75 - 1.80         12.24 - 13.43
     Sub-Account                2011      6.06         0.75 - 1.80       (2.10) - (1.07)
     (Commenced 5/4/2009)       2010      0.37         0.75 - 1.80          4.20 - 12.08
                                2009        --         1.30 - 1.60           8.80 - 9.00

  MIST MetLife Aggressive       2013      0.76         0.75 - 2.35         26.50 - 28.54
     Strategy Sub-Account       2012      0.64         0.75 - 2.35         14.02 - 15.87
                                2011      1.12         0.75 - 2.35       (7.96) - (6.47)
                                2010      1.21         0.75 - 2.35         13.80 - 15.63
                                2009        --         0.75 - 2.35         29.56 - 31.65

  MIST MetLife Balanced Plus    2013      1.17         0.75 - 2.20         11.87 - 13.51
     Sub-Account                2012        --         0.75 - 2.20          4.08 - 12.26
     (Commenced 1/3/2012)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST MetLife Balanced           2013   182,679,654    13.16 - 16.24   2,838,828,931
     Strategy Sub-Account         2012   197,011,812    11.18 - 13.70   2,594,213,239
                                  2011   207,920,698     9.95 - 12.12   2,431,515,757
                                  2010   193,332,452    10.27 - 12.42   2,318,147,547
                                  2009   174,627,957     9.17 - 11.02   1,859,813,329

  MIST MetLife Defensive          2013    28,026,038    13.08 - 15.15     399,075,584
     Strategy Sub-Account         2012    33,742,779    12.28 - 13.99     446,509,240
                                  2011    33,539,911    11.33 - 12.71     405,417,433
                                  2010    31,892,038    11.40 - 12.58     383,256,299
                                  2009    28,585,107    10.52 - 11.43     313,812,189

  MIST MetLife Growth             2013   122,185,355    13.32 - 16.84   1,930,454,961
     Strategy Sub-Account         2012   118,697,237    10.73 - 13.48   1,506,611,565
                                  2011   127,969,483     9.40 - 11.73   1,424,650,304
                                  2010   137,947,035     9.92 - 12.30   1,619,862,396
                                  2009   146,128,352     8.71 - 10.73   1,507,800,031

  MIST MetLife Moderate           2013    66,480,660    13.70 - 15.86   1,005,233,857
     Strategy Sub-Account         2012    71,904,099    12.27 - 13.99     962,702,252
                                  2011    74,398,177    11.18 - 12.54     896,942,380
                                  2010    69,016,105    11.46 - 12.65     840,358,813
                                  2009    61,993,623    10.44 - 11.34     677,808,153

  MIST MetLife Multi-Index        2013       323,641     1.12 - 11.22         377,861
     Targeted Risk Sub-Account
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MFS Emerging Markets       2013     5,244,853    10.29 - 19.86      59,292,583
     Equity Sub-Account           2012     4,605,777    11.09 - 21.16      56,184,457
                                  2011     5,082,239     9.55 - 18.02      52,679,213
                                  2010     5,557,697    12.03 - 22.40      71,913,866
                                  2009     5,035,625     9.96 - 18.32      53,586,138

  MIST MFS Research               2013     7,613,604    15.55 - 26.30     141,100,546
     International Sub-Account    2012     8,474,288    13.34 - 22.18     133,415,326
                                  2011     9,028,217    11.69 - 19.12     123,865,118
                                  2010     9,354,056    13.39 - 21.53     146,069,481
                                  2009     9,683,890    12.29 - 19.45     138,034,495

  MIST Morgan Stanley Mid Cap     2013     3,870,199    17.65 - 20.86      76,130,580
     Growth Sub-Account           2012     4,428,112    12.94 - 15.10      63,342,932
                                  2011     4,659,921    12.07 - 13.90      61,573,810
                                  2010     4,818,910    13.21 - 15.02      68,961,080
                                  2009     4,839,057    10.20 - 11.44      52,932,593

  MIST Oppenheimer Global         2013     2,701,413     1.16 - 28.20      51,152,278
     Equity Sub-Account           2012     1,019,300    18.36 - 22.35      21,942,397
                                  2011     1,147,037    15.67 - 18.58      20,591,996
                                  2010     1,132,139    17.43 - 20.44      22,327,452
                                  2009     1,009,176    15.33 - 17.77      17,331,575



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST MetLife Balanced           2013      2.01         0.75 - 2.35         16.65 - 18.53
     Strategy Sub-Account         2012      2.12         0.75 - 2.35         11.27 - 13.08
                                  2011      1.56         0.75 - 2.35       (3.98) - (2.44)
                                  2010      2.08         0.75 - 2.35         10.96 - 12.74
                                  2009        --         0.75 - 2.35         25.35 - 27.39

  MIST MetLife Defensive          2013      3.02         0.75 - 2.35           6.55 - 8.26
     Strategy Sub-Account         2012      2.80         0.75 - 2.35          8.32 - 10.08
                                  2011      2.22         0.75 - 2.35         (0.59) - 1.02
                                  2010      3.15         0.75 - 2.35          8.32 - 10.07
                                  2009      2.86         0.75 - 2.35         20.05 - 22.00

  MIST MetLife Growth             2013      1.42         0.75 - 2.35         22.99 - 24.97
     Strategy Sub-Account         2012      1.65         0.75 - 2.35         13.02 - 14.85
                                  2011      1.54         0.75 - 2.35       (6.10) - (4.59)
                                  2010      1.72         0.75 - 2.35         12.81 - 14.62
                                  2009        --         0.75 - 2.35         27.08 - 29.13

  MIST MetLife Moderate           2013      2.37         0.75 - 2.35         11.57 - 13.37
     Strategy Sub-Account         2012      2.63         0.75 - 2.35          9.77 - 11.55
                                  2011      1.80         0.75 - 2.35       (2.43) - (0.86)
                                  2010      2.53         0.75 - 2.35          9.79 - 11.55
                                  2009      3.26         0.75 - 2.35         23.16 - 25.14

  MIST MetLife Multi-Index        2013      0.40         0.75 - 1.95          4.18 - 12.10
     Targeted Risk Sub-Account
     (Commenced 11/12/2012 and
     began transactions in 2013)

  MIST MFS Emerging Markets       2013      1.08         0.75 - 2.35       (7.19) - (5.69)
     Equity Sub-Account           2012      0.76         0.75 - 2.35         16.12 - 18.00
                                  2011      1.48         0.75 - 2.35     (20.59) - (19.31)
                                  2010      1.00         0.75 - 2.35         20.79 - 22.72
                                  2009      1.59         0.75 - 2.35         65.01 - 67.70

  MIST MFS Research               2013      2.60         0.75 - 2.35         16.49 - 18.57
     International Sub-Account    2012      1.96         0.75 - 2.35         13.98 - 15.98
                                  2011      1.94         0.75 - 2.35     (12.79) - (11.19)
                                  2010      1.75         0.75 - 2.35          8.83 - 10.71
                                  2009      3.20         0.75 - 2.35         28.50 - 30.81

  MIST Morgan Stanley Mid Cap     2013      0.65         0.75 - 1.90         36.41 - 38.12
     Growth Sub-Account           2012        --         0.75 - 1.90           7.21 - 8.62
                                  2011      0.61         0.75 - 1.90       (8.67) - (7.45)
                                  2010      0.03         0.75 - 1.90         29.60 - 31.28
                                  2009        --         0.75 - 1.90         54.31 - 56.49

  MIST Oppenheimer Global         2013      1.02         0.75 - 1.90         15.71 - 26.16
     Equity Sub-Account           2012      1.40         0.75 - 1.90         18.88 - 20.27
                                  2011      1.75         0.75 - 1.90      (10.12) - (9.09)
                                  2010      1.31         0.75 - 1.90         13.75 - 15.06
                                  2009      2.19         0.75 - 1.90         37.17 - 38.75



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST PIMCO Inflation           2013     7,016,914    13.13 - 15.58     102,943,846
     Protected Bond Sub-Account  2012     7,448,982    14.82 - 17.30     121,500,435
                                 2011     7,526,508    13.90 - 15.97     113,654,208
                                 2010     7,113,170    12.81 - 14.48      97,212,565
                                 2009     6,189,735    12.17 - 13.54      79,015,035

  MIST PIMCO Total Return        2013    28,505,547    15.63 - 19.26     508,804,270
     Sub-Account                 2012    31,210,077    16.29 - 19.76     572,578,074
                                 2011    32,853,798    15.25 - 18.19     558,129,340
                                 2010    30,861,530    15.12 - 17.74     512,523,271
                                 2009    29,925,971    14.30 - 16.50     463,386,876

  MIST Pioneer Fund              2013     4,579,355    14.50 - 28.98      99,844,002
     Sub-Account                 2012     5,289,087    11.05 - 21.94      87,399,431
                                 2011     5,949,995    10.14 - 19.99      88,342,563
                                 2010     6,459,343    10.77 - 21.10     100,019,549
                                 2009     7,155,477     9.40 - 18.29      95,301,242

  MIST Pioneer Strategic         2013       754,973    13.33 - 32.36      16,641,496
     Income Sub-Account          2012       624,096    13.43 - 32.11      14,636,515
                                 2011       610,107    12.32 - 28.98      12,748,172
                                 2010       420,179    12.19 - 28.18       9,868,843
                                 2009       243,858    21.60 - 25.31       5,986,626

  MIST Pyramis Government        2013       438,370    10.11 - 10.48       4,570,971
     Income Sub-Account          2012       544,311    10.81 - 11.06       5,996,997
     (Commenced 1/3/2012)

  MIST Pyramis Managed Risk      2013       331,304    10.69 - 10.80       3,558,035
     Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013     8,352,078      1.14 - 1.17       9,704,669
     Multi-Asset Sub-Account     2012     5,045,943      1.06 - 1.07       5,397,219
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013    11,486,433    13.50 - 15.22     168,487,815
     ETF Sub-Account             2012    12,363,629    12.22 - 13.58     162,452,437
                                 2011    12,724,330    11.07 - 12.13     149,799,689
                                 2010    10,621,952    11.20 - 12.09     124,729,784
                                 2009     7,874,421    10.20 - 10.85      83,204,629

  MIST SSgA Growth ETF           2013     4,117,987    13.44 - 15.14      58,808,947
     Sub-Account                 2012     4,134,490    11.63 - 12.92      50,750,185
                                 2011     4,414,150    10.44 - 11.32      47,811,625
                                 2010     4,136,142    10.88 - 11.65      46,397,024
                                 2009     3,535,741     9.77 - 10.28      35,260,685

  MIST T. Rowe Price Large Cap   2013     9,112,590    22.13 - 83.67     661,694,916
     Value Sub-Account           2012    10,675,620    16.64 - 62.93     586,755,456
                                 2011    12,522,601    14.19 - 53.66     590,684,856
                                 2010    14,134,367    14.87 - 56.24     702,128,967
                                 2009    15,593,590    12.78 - 48.34     669,088,087



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST PIMCO Inflation           2013      2.16         0.75 - 2.35     (11.38) - (9.95)
     Protected Bond Sub-Account  2012      3.02         0.75 - 2.35          6.58 - 8.31
                                 2011      1.61         0.75 - 2.35         8.56 - 10.31
                                 2010      2.31         0.75 - 2.35          5.26 - 6.96
                                 2009      3.36         0.75 - 2.35         9.41 - 16.53

  MIST PIMCO Total Return        2013      4.27         0.75 - 2.35      (4.19) - (2.55)
     Sub-Account                 2012      3.17         0.75 - 2.35          6.72 - 8.63
                                 2011      2.67         0.75 - 2.35          0.78 - 2.55
                                 2010      3.54         0.75 - 2.35          5.65 - 7.50
                                 2009      6.88         0.75 - 2.35        15.29 - 17.39

  MIST Pioneer Fund              2013      3.25         0.75 - 2.20        29.83 - 32.08
     Sub-Account                 2012      1.52         0.75 - 1.95          8.23 - 9.76
                                 2011      1.23         0.75 - 1.95      (6.70) - (5.26)
                                 2010      0.90         0.75 - 2.20        13.41 - 15.35
                                 2009      0.10         0.75 - 2.05        21.55 - 27.31

  MIST Pioneer Strategic         2013      4.55         0.75 - 2.20        (0.80) - 0.79
     Income Sub-Account          2012      4.74         0.75 - 2.20         9.02 - 10.79
                                 2011      4.46         0.75 - 2.20          1.22 - 2.86
                                 2010      4.43         0.75 - 2.15         4.78 - 11.34
                                 2009      4.86         0.75 - 1.90        30.59 - 32.09

  MIST Pyramis Government        2013      1.54         0.75 - 2.10      (6.50) - (5.23)
     Income Sub-Account          2012      0.01         0.75 - 2.10          1.07 - 2.37
     (Commenced 1/3/2012)

  MIST Pyramis Managed Risk      2013      1.43         0.75 - 2.20          4.69 - 5.72
     Sub-Account
     (Commenced 4/29/2013)

  MIST Schroders Global          2013      0.01         0.75 - 2.20          7.72 - 9.29
     Multi-Asset Sub-Account     2012      1.42         0.75 - 2.00          5.25 - 6.14
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013      2.51         0.75 - 2.20        10.47 - 12.09
     ETF Sub-Account             2012      2.36         0.75 - 2.20        10.38 - 12.00
                                 2011      1.68         0.75 - 2.20        (1.13) - 0.31
                                 2010      1.27         0.75 - 2.20         9.80 - 11.40
                                 2009      1.93         0.75 - 2.20        22.17 - 24.32

  MIST SSgA Growth ETF           2013      2.05         0.75 - 2.20        15.50 - 17.19
     Sub-Account                 2012      1.95         0.75 - 2.20        12.52 - 14.17
                                 2011      1.58         0.75 - 2.05      (4.12) - (2.86)
                                 2010      1.51         0.75 - 2.05        11.84 - 13.30
                                 2009      1.73         0.75 - 1.95        26.60 - 28.99

  MIST T. Rowe Price Large Cap   2013      1.63         0.75 - 2.35        30.67 - 32.96
     Value Sub-Account           2012      1.56         0.75 - 2.35        15.22 - 17.27
                                 2011      0.75         0.75 - 2.35      (6.24) - (4.58)
                                 2010      1.14         0.75 - 2.35        14.30 - 16.33
                                 2009      2.37         0.75 - 2.35        15.64 - 17.67



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  -------------
  MIST T. Rowe Price Mid Cap   2013     5,748,937    13.81 - 16.36     86,470,627
     Growth Sub-Account        2012     6,292,266    10.34 - 12.08     70,400,134
                               2011     6,972,220     9.30 - 10.72     69,666,727
                               2010     8,396,880     9.67 - 10.99     86,739,534
                               2009     9,444,336      7.75 - 8.68     77,636,322

  MIST Third Avenue Small Cap  2013     2,514,889    21.87 - 27.37     59,255,307
     Value Sub-Account         2012     2,744,669    16.91 - 20.89     49,647,860
                               2011     3,218,372    14.67 - 17.92     50,131,398
                               2010     3,834,160    16.49 - 19.90     66,822,076
                               2009     3,942,016    14.06 - 16.80     58,216,200

  MSF Baillie Gifford          2013     1,512,891     9.52 - 16.46     19,482,882
     International Stock       2012       407,507     8.38 - 14.42      5,455,286
     Sub-Account               2011       430,001     7.11 - 12.18      4,882,027
                               2010       457,537     9.00 - 15.39      6,585,095
                               2009       483,148     8.51 - 14.52      6,592,339

  MSF Barclays Aggregate Bond  2013       216,740     1.71 - 17.79      3,330,462
     Index Sub-Account         2012       192,855    14.98 - 17.02      3,109,297
     (Commenced 5/4/2009)      2011       175,717    14.79 - 16.65      2,752,709
                               2010       133,054    14.11 - 15.74      1,975,112
                               2009       100,819    13.65 - 15.09      1,430,073

  MSF BlackRock Bond Income    2013     1,437,795    49.17 - 69.72     93,928,276
     Sub-Account               2012     1,413,863    50.63 - 70.96     93,742,723
                               2011     1,437,066    48.10 - 66.65     89,516,238
                               2010     1,330,597    46.11 - 63.17     78,335,454
                               2009     1,093,871    43.49 - 58.89     59,758,262

  MSF BlackRock Capital        2013     2,475,614     1.80 - 49.93     11,748,732
     Appreciation Sub-Account  2012     2,764,842     1.36 - 37.48      9,869,170
     (Commenced 5/4/2009)      2011     3,186,827     1.20 - 33.02      9,935,283
                               2010     3,626,675     1.34 - 36.53     10,802,846
                               2009     4,337,851     1.14 - 30.72      9,259,728

  MSF BlackRock Money Market   2013     9,792,353     9.13 - 11.03     97,827,704
     Sub-Account               2012    11,671,729     9.33 - 11.11    118,277,869
                               2011    12,722,462     9.55 - 11.20    130,635,278
                               2010    12,146,399     9.77 - 11.28    126,563,583
                               2009    16,896,220     9.99 - 11.37    178,892,462

  MSF Davis Venture Value      2013    11,167,683    16.00 - 52.46    231,721,832
     Sub-Account               2012    12,607,989    12.26 - 39.59    199,635,905
                               2011    14,326,344    11.12 - 35.39    203,251,430
                               2010    16,224,420    11.87 - 37.21    239,139,043
                               2009    17,270,503    10.86 - 33.53    226,832,922

  MSF Frontier Mid Cap         2013       595,060    16.33 - 18.08     10,360,655
     Growth Sub-Account
     (Commenced 4/29/2013)



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST T. Rowe Price Mid Cap   2013      0.23         0.85 - 2.35         33.41 - 35.42
     Growth Sub-Account        2012        --         0.85 - 2.35         11.03 - 12.72
                               2011        --         0.85 - 2.35       (3.93) - (2.48)
                               2010        --         0.85 - 2.35         24.72 - 26.60
                               2009        --         0.85 - 2.35         42.11 - 44.24

  MIST Third Avenue Small Cap  2013      0.96         1.30 - 2.35         29.37 - 30.97
     Value Sub-Account         2012        --         1.30 - 2.35         15.23 - 16.62
                               2011      1.12         1.30 - 2.35      (11.09) - (9.96)
                               2010      1.22         1.30 - 2.35         17.11 - 18.47
                               2009      1.17         1.30 - 2.35         23.51 - 25.05

  MSF Baillie Gifford          2013      0.52         0.85 - 2.35          9.60 - 14.16
     International Stock       2012      1.11         0.85 - 1.90         17.11 - 18.35
     Sub-Account               2011      1.58         0.85 - 1.90     (21.63) - (20.81)
                               2010      1.39         0.85 - 1.90           4.85 - 5.96
                               2009      0.39         0.85 - 1.90         19.59 - 20.86

  MSF Barclays Aggregate Bond  2013      3.04         0.75 - 2.20       (4.69) - (3.74)
     Index Sub-Account         2012      3.51         1.30 - 2.20           1.32 - 2.24
     (Commenced 5/4/2009)      2011      3.07         1.30 - 2.20           4.83 - 5.77
                               2010      3.58         1.30 - 2.20           3.35 - 4.29
                               2009        --         1.30 - 2.20           2.24 - 2.86

  MSF BlackRock Bond Income    2013      3.75         0.75 - 1.90       (2.87) - (1.75)
     Sub-Account               2012      2.52         0.75 - 1.90           5.25 - 6.48
                               2011      3.71         0.75 - 1.90           4.31 - 5.51
                               2010      3.57         0.75 - 1.90           6.04 - 7.26
                               2009      6.04         0.75 - 1.90           7.13 - 8.37

  MSF BlackRock Capital        2013      0.84         0.75 - 1.90         31.69 - 33.22
     Appreciation Sub-Account  2012      0.32         0.75 - 1.90         12.21 - 13.51
     (Commenced 5/4/2009)      2011      0.19         0.75 - 1.80      (10.57) - (9.63)
                               2010      0.23         0.75 - 1.80         17.68 - 18.93
                               2009        --         0.75 - 1.80         29.20 - 30.09

  MSF BlackRock Money Market   2013        --         0.75 - 2.35       (2.32) - (0.75)
     Sub-Account               2012        --         0.75 - 2.35       (2.34) - (0.75)
                               2011        --         0.75 - 2.35       (2.32) - (0.74)
                               2010        --         0.75 - 2.35       (2.32) - (0.75)
                               2009      0.29         0.75 - 2.35       (2.07) - (0.43)

  MSF Davis Venture Value      2013      1.27         0.75 - 2.35         30.43 - 32.53
     Sub-Account               2012      0.71         0.75 - 2.35         10.07 - 11.86
                               2011      1.03         0.75 - 2.35       (6.40) - (4.89)
                               2010      0.90         0.75 - 2.35          9.22 - 10.98
                               2009      1.38         0.75 - 2.35         28.77 - 30.84

  MSF Frontier Mid Cap         2013        --         1.30 - 2.35         19.21 - 20.07
     Growth Sub-Account
     (Commenced 4/29/2013)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF Jennison Growth             2013    10,101,961     7.84 - 22.67     148,420,105
     Sub-Account                  2012    11,335,513     5.81 - 16.72     123,848,829
                                  2011     4,345,644     5.10 - 14.60      49,789,424
                                  2010     4,903,257     5.16 - 14.69      56,877,740
                                  2009     5,323,714     4.70 - 13.31      56,317,673

  MSF Loomis Sayles Small Cap     2013     1,040,645    16.30 - 18.86      18,599,238
     Growth Sub-Account           2012     1,207,677    11.19 - 12.80      14,713,432
                                  2011     1,364,085    10.29 - 11.63      15,165,191
                                  2010     1,509,481    10.21 - 11.41      16,497,569
                                  2009     1,686,737      7.92 - 8.75      14,181,458

  MSF Met/Artisan Mid Cap         2013     2,247,174    19.41 - 21.81      46,665,594
     Value Sub-Account            2012     2,399,851    14.54 - 16.18      37,104,282
                                  2011     2,732,053    13.33 - 14.69      38,493,096
                                  2010     3,104,102    12.80 - 13.98      41,776,284
                                  2009     3,600,989    11.41 - 12.34      42,984,311

  MSF Met/Dimensional             2013       180,142    19.99 - 21.54       3,758,039
     International Small Company  2012       132,829    16.05 - 17.01       2,209,316
     Sub-Account                  2011       165,015    13.88 - 14.54       2,355,244
                                  2010       128,511    16.95 - 17.49       2,210,341
                                  2009        83,514    14.14 - 14.37       1,187,763

  MSF MetLife Mid Cap Stock       2013       181,460    22.01 - 25.37       4,308,813
     Index Sub-Account            2012       157,701    17.30 - 19.36       2,885,826
     (Commenced 5/4/2009)         2011       128,329    15.08 - 16.72       2,022,706
                                  2010        59,087    15.77 - 17.33         972,206
                                  2009        39,029    12.80 - 13.94         521,712

  MSF MetLife Stock Index         2013     2,514,826    13.47 - 17.86      42,940,270
     Sub-Account                  2012     2,675,025    10.35 - 13.74      35,257,651
                                  2011     2,855,765     9.06 - 12.06      33,187,748
                                  2010     2,900,545     9.03 - 12.02      33,773,010
                                  2009     3,098,322     7.97 - 10.64      32,030,625

  MSF MFS Total Return            2013     2,545,086    15.78 - 68.40     106,290,336
     Sub-Account                  2012     2,882,861    13.54 - 58.06     101,343,003
                                  2011     3,108,333    12.38 - 52.56      97,826,866
                                  2010     3,364,172    12.34 - 51.83     100,678,402
                                  2009     3,547,041    11.44 - 47.56      91,620,811

  MSF MFS Value Sub-Account       2013     8,446,113    12.05 - 24.41     199,810,139
                                  2012     2,908,311    15.39 - 18.17      51,556,774
                                  2011     2,696,793    13.48 - 15.74      41,535,628
                                  2010     1,862,563    13.65 - 15.76      28,735,680
                                  2009       962,018    12.52 - 14.28      13,534,623

  MSF MSCI EAFE Index             2013       133,676    13.53 - 15.39       1,975,130
     Sub-Account                  2012       115,412    11.38 - 12.84       1,428,217
     (Commenced 5/4/2009)         2011        69,134     9.86 - 11.03         732,359
                                  2010        52,435    11.54 - 12.79         639,986
                                  2009        40,712    10.94 - 12.03         467,108



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Jennison Growth             2013      0.23         0.75 - 2.35         33.56 - 35.71
     Sub-Account                  2012      0.01         0.75 - 2.35        (3.90) - 14.69
                                  2011      0.06         0.75 - 2.35       (2.11) - (0.53)
                                  2010      0.41         0.75 - 2.35          8.74 - 10.49
                                  2009        --         0.75 - 2.35         36.32 - 38.52

  MSF Loomis Sayles Small Cap     2013        --         0.75 - 1.90         45.59 - 47.27
     Growth Sub-Account           2012        --         0.75 - 1.90          8.80 - 10.06
                                  2011        --         0.75 - 1.90           0.82 - 1.98
                                  2010        --         0.75 - 1.90         28.88 - 30.36
                                  2009        --         0.75 - 1.90         27.23 - 28.71

  MSF Met/Artisan Mid Cap         2013      0.76         1.30 - 2.35         33.34 - 34.75
     Value Sub-Account            2012      0.79         1.30 - 2.35          8.98 - 10.13
                                  2011      0.78         1.30 - 2.35           4.02 - 5.11
                                  2010      0.59         1.30 - 2.35         12.09 - 13.28
                                  2009      0.83         1.30 - 2.35         37.92 - 39.37

  MSF Met/Dimensional             2013      1.43         0.75 - 2.20         24.83 - 26.65
     International Small Company  2012      2.31         0.75 - 2.15         15.38 - 17.02
     Sub-Account                  2011      2.33         0.75 - 2.15     (18.07) - (16.88)
                                  2010      1.32         0.75 - 2.20         19.74 - 21.67
                                  2009        --         0.75 - 2.15         39.51 - 40.87

  MSF MetLife Mid Cap Stock       2013      0.93         1.30 - 2.35         29.67 - 31.04
     Index Sub-Account            2012      0.70         1.30 - 2.20         14.70 - 15.74
     (Commenced 5/4/2009)         2011      0.64         1.30 - 2.20       (4.36) - (3.50)
                                  2010      0.67         1.30 - 2.20         23.19 - 24.29
                                  2009        --         1.30 - 2.20         28.37 - 29.16

  MSF MetLife Stock Index         2013      1.66         1.30 - 2.20         28.83 - 30.18
     Sub-Account                  2012      1.58         1.30 - 2.20         12.90 - 14.14
                                  2011      1.49         1.30 - 2.20         (0.58) - 0.44
                                  2010      1.59         1.30 - 2.20         12.01 - 13.27
                                  2009      2.43         1.30 - 2.20         23.18 - 24.54

  MSF MFS Total Return            2013      2.42         0.75 - 1.90         16.47 - 17.81
     Sub-Account                  2012      2.67         0.75 - 1.90          9.20 - 10.47
                                  2011      2.55         0.75 - 1.90           0.24 - 1.40
                                  2010      2.81         0.75 - 1.90           7.73 - 8.98
                                  2009      3.89         0.75 - 1.90         16.08 - 17.42

  MSF MFS Value Sub-Account       2013      0.65         0.75 - 2.25         17.10 - 34.37
                                  2012      1.68         0.75 - 1.90         14.12 - 15.45
                                  2011      1.23         0.75 - 1.90       (1.25) - (0.11)
                                  2010      1.03         0.75 - 1.90          4.35 - 10.35
                                  2009        --         0.75 - 1.90         18.31 - 19.68

  MSF MSCI EAFE Index             2013      2.44         1.30 - 2.15         18.85 - 19.87
     Sub-Account                  2012      2.39         1.30 - 2.15         15.42 - 16.41
     (Commenced 5/4/2009)         2011      2.54         1.30 - 2.15     (14.50) - (13.78)
                                  2010      2.29         1.30 - 2.15           5.47 - 6.38
                                  2009        --         1.30 - 2.15         34.49 - 35.25



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Neuberger Berman           2013     2,231,279     1.26 - 27.36      51,389,551
     Genesis Sub-Account         2012        86,174    17.28 - 18.63       1,568,334
                                 2011        96,711    16.05 - 17.19       1,630,216
                                 2010       118,405    15.50 - 16.51       1,918,839
                                 2009       122,821    13.02 - 13.78       1,665,321

  MSF Russell 2000 Index         2013       205,392    22.86 - 26.21       5,051,812
     Sub-Account                 2012       120,336    16.92 - 19.22       2,196,528
     (Commenced 5/4/2009)        2011        93,349    14.92 - 16.80       1,492,191
                                 2010        53,368    16.04 - 17.79         896,513
                                 2009        35,011    12.95 - 13.77         470,933

  MSF T. Rowe Price Large Cap    2013     3,562,045     8.12 - 24.73      69,174,300
     Growth Sub-Account          2012     2,780,202    14.98 - 17.92      44,701,193
                                 2011     3,161,388    12.87 - 15.19      43,429,966
                                 2010     3,645,167    12.97 - 15.50      51,472,039
                                 2009     4,174,670    11.60 - 13.35      51,232,142

  MSF T. Rowe Price Small Cap    2013       429,823    27.09 - 33.51      12,760,475
     Growth Sub-Account          2012       487,872    19.15 - 23.38      10,185,329
                                 2011       554,041    16.84 - 20.29      10,132,259
                                 2010       606,868    16.92 - 20.11      11,089,062
                                 2009       642,589    12.81 - 15.04       8,843,239

  MSF Van Eck Global Natural     2013       268,347    16.38 - 17.66       4,673,270
     Resources Sub-Account       2012       313,419    15.12 - 16.07       4,971,114
     (Commenced 5/4/2009)        2011       286,505    15.07 - 15.78       4,471,552
                                 2010       117,778    18.63 - 19.08       2,219,740
                                 2009        26,708    14.71 - 14.80         394,811

  MSF Western Asset              2013       231,415    26.38 - 30.38       6,673,488
     Management Strategic Bond   2012       349,579    26.66 - 30.47      10,149,053
     Opportunities Sub-Account   2011       469,062    24.42 - 27.72      12,444,974
                                 2010       224,535    23.90 - 26.48       5,716,276
                                 2009       257,500    21.64 - 23.82       5,903,288

  MSF Western Asset              2013       448,156    15.36 - 18.26       7,630,915
     Management U.S. Government  2012       690,001    15.85 - 18.66      12,033,680
     Sub-Account                 2011       773,166    15.72 - 18.35      13,347,083
                                 2010       770,956    15.27 - 17.66      12,855,065
                                 2009       808,057    14.80 - 16.96      12,961,674

  PIMCO VIT High Yield           2013       360,577    18.91 - 20.77       7,251,876
     Sub-Account                 2012       431,112    18.22 - 19.90       8,310,003
                                 2011       440,506    16.25 - 17.64       7,552,704
                                 2010       775,054    16.03 - 17.30      13,052,532
                                 2009       785,381    14.27 - 15.31      11,727,258

  PIMCO VIT Low Duration         2013       616,336    14.26 - 15.59       9,300,726
     Sub-Account                 2012       761,796    14.56 - 15.82      11,694,147
                                 2011       803,010    14.02 - 15.14      11,835,685
                                 2010       881,366    14.13 - 15.17      13,029,268
                                 2009       866,665    13.68 - 14.60      12,366,617



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Neuberger Berman           2013      0.03         0.75 - 2.35         24.94 - 37.16
     Genesis Sub-Account         2012      0.13         1.30 - 1.90           7.68 - 8.33
                                 2011      0.59         1.30 - 1.90           3.53 - 4.15
                                 2010      0.31         1.30 - 1.90         19.06 - 19.78
                                 2009      0.81         1.30 - 1.90         10.71 - 11.37

  MSF Russell 2000 Index         2013      1.02         1.30 - 2.20         35.12 - 36.34
     Sub-Account                 2012      0.86         1.30 - 2.20         13.41 - 14.44
     (Commenced 5/4/2009)        2011      0.91         1.30 - 2.20       (6.40) - (5.56)
                                 2010      0.55         1.30 - 2.15         23.85 - 24.91
                                 2009        --         1.60 - 2.15         25.90 - 26.37

  MSF T. Rowe Price Large Cap    2013      0.10         0.85 - 2.35         26.10 - 37.98
     Growth Sub-Account          2012      0.02         0.85 - 1.90         16.43 - 17.96
                                 2011      0.02         0.85 - 1.90       (3.19) - (1.95)
                                 2010      0.11         0.85 - 1.90         14.55 - 16.06
                                 2009      0.39         0.85 - 1.90         40.34 - 42.23

  MSF T. Rowe Price Small Cap    2013      0.22         0.85 - 1.90         41.46 - 43.33
     Growth Sub-Account          2012        --         0.85 - 1.90         13.72 - 15.19
                                 2011        --         0.85 - 1.90         (0.46) - 0.91
                                 2010        --         0.85 - 1.90         32.14 - 33.76
                                 2009      0.18         0.85 - 1.90         36.02 - 37.79

  MSF Van Eck Global Natural     2013      0.63         0.75 - 2.20           8.34 - 9.93
     Resources Sub-Account       2012        --         0.75 - 2.20           0.33 - 1.81
     (Commenced 5/4/2009)        2011      1.07         0.75 - 2.20     (18.49) - (17.29)
                                 2010      0.27         0.75 - 1.85         17.26 - 27.36
                                 2009        --         1.30 - 1.85         35.32 - 35.82

  MSF Western Asset              2013      4.87         1.30 - 1.90       (1.07) - (0.31)
     Management Strategic Bond   2012      3.42         1.30 - 1.90           9.19 - 9.94
     Opportunities Sub-Account   2011      4.33         1.30 - 1.90           3.85 - 4.67
                                 2010      5.97         1.30 - 1.80         10.45 - 11.16
                                 2009      6.65         1.30 - 1.80         29.54 - 30.39

  MSF Western Asset              2013      2.12         1.30 - 2.20       (3.06) - (2.19)
     Management U.S. Government  2012      1.91         1.30 - 2.20           0.79 - 1.71
     Sub-Account                 2011      1.22         1.30 - 2.20           2.98 - 3.91
                                 2010      2.42         1.30 - 2.20           3.20 - 4.13
                                 2009      4.31         1.30 - 2.20           1.82 - 2.73

  PIMCO VIT High Yield           2013      5.46         1.30 - 1.90           3.74 - 4.37
     Sub-Account                 2012      5.78         1.30 - 1.90         12.14 - 12.81
                                 2011      6.66         1.30 - 1.90           1.40 - 2.01
                                 2010      7.26         1.30 - 1.90         12.31 - 12.99
                                 2009      8.66         1.30 - 1.90         37.63 - 38.45

  PIMCO VIT Low Duration         2013      1.48         1.30 - 1.90       (2.01) - (1.43)
     Sub-Account                 2012      1.91         1.30 - 1.90           3.85 - 4.48
                                 2011      1.67         1.30 - 1.90       (0.79) - (0.20)
                                 2010      1.62         1.30 - 1.90           3.31 - 3.93
                                 2009      3.54         1.30 - 1.90         11.19 - 11.85



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
              OF METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  Putnam VT Equity Income       2013     1,082,521    22.81 - 25.79     27,161,854
     Sub-Account                2012     1,285,126    17.56 - 19.63     24,604,839
                                2011     1,542,735    15.00 - 16.57     25,013,816
                                2010     1,782,492    15.00 - 16.38     28,653,373
                                2009     2,012,929    13.58 - 14.66     29,027,593

  Putnam VT Multi-Cap Growth    2013       127,086    17.86 - 23.10      2,459,478
     Sub-Account                2012       152,212    13.33 - 17.16      2,195,814
     (Commenced 9/27/2010)      2011       176,234    11.62 - 14.89      2,195,254
                                2010       187,842    12.47 - 15.89      2,493,260

  Russell Aggressive Equity     2013        78,396    20.64 - 20.69      1,617,960
     Sub-Account                2012       104,956    14.95 - 14.99      1,569,025
                                2011       142,278    13.09 - 13.12      1,862,216
                                2010       184,010    13.85 - 13.89      2,549,525
                                2009       224,440    11.25 - 11.28      2,525,303

  Russell Core Bond             2013       360,963    19.00 - 19.07      6,859,528
     Sub-Account                2012       447,192    19.55 - 19.63      8,745,140
                                2011       550,331    18.30 - 18.37     10,072,015
                                2010       649,949    17.72 - 17.79     11,522,547
                                2009       741,772    16.34 - 16.40     12,121,192

  Russell Global Real Estate    2013        30,369    32.38 - 32.41        983,391
     Securities Sub-Account     2012        37,475    31.68 - 31.71      1,187,295
                                2011        41,404    25.19 - 25.21      1,042,972
                                2010        48,366    27.48 - 27.51      1,329,209
                                2009        62,444    22.67 - 22.69      1,415,749

  Russell Multi-Style Equity    2013       468,451    18.13 - 18.19      8,492,111
     Sub-Account                2012       604,659    13.83 - 13.88      8,363,015
                                2011       727,966    12.12 - 12.17      8,826,736
                                2010       915,101    12.49 - 12.53     11,428,855
                                2009     1,105,777    10.87 - 10.91     12,025,654

  Russell Non-U.S. Sub-Account  2013       196,111    17.89 - 17.96      3,509,294
                                2012       253,272    14.88 - 14.94      3,770,152
                                2011       291,607    12.60 - 12.64      3,674,337
                                2010       356,011    14.66 - 14.72      5,221,620
                                2009       428,978    13.35 - 13.40      5,726,361

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Putnam VT Equity Income       2013      2.00         0.75 - 1.90        29.92 - 31.43
     Sub-Account                2012      2.31         0.75 - 1.90        17.05 - 18.41
                                2011      1.83         0.75 - 1.90          0.01 - 1.16
                                2010      1.96         0.75 - 1.90        10.49 - 11.77
                                2009      1.12         0.75 - 1.90        25.06 - 26.49

  Putnam VT Multi-Cap Growth    2013      0.72         1.30 - 1.90        33.87 - 34.85
     Sub-Account                2012      0.45         1.30 - 1.90        14.55 - 15.45
     (Commenced 9/27/2010)      2011      0.38         1.30 - 1.90      (6.87) - (6.20)
                                2010        --         1.30 - 1.90        15.42 - 15.69

  Russell Aggressive Equity     2013      0.42                1.40                38.06
     Sub-Account                2012      1.04                1.40                14.22
                                2011      0.49                1.40               (5.53)
                                2010      0.46                1.40        23.14 - 23.15
                                2009      0.53                1.40        29.56 - 29.58

  Russell Core Bond             2013      1.41                1.40               (2.82)
     Sub-Account                2012      2.32                1.40                 6.86
                                2011      3.15                1.40                 3.23
                                2010      3.81                1.40          8.49 - 8.50
                                2009      4.69                1.40        14.20 - 14.27

  Russell Global Real Estate    2013      4.06                1.40                 2.21
     Securities Sub-Account     2012      4.97                1.40                25.77
                                2011      2.29                1.40               (8.34)
                                2010      2.17                1.40        21.21 - 21.22
                                2009      4.69                1.40                27.15

  Russell Multi-Style Equity    2013      1.24                1.40                31.07
     Sub-Account                2012      1.14                1.40                14.07
                                2011      0.99                1.40               (2.92)
                                2010      0.92                1.40        14.83 - 14.85
                                2009      1.37                1.40        29.57 - 29.58

  Russell Non-U.S. Sub-Account  2013      2.07                1.40                20.22
                                2012      1.77                1.40                18.14
                                2011      1.71                1.40              (14.09)
                                2010      0.98                1.40                 9.88
                                2009      2.86                1.40        24.73 - 24.77

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 31, 2014

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                       2013        2012
                                                                                    ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,200 and $2,178, respectively).......................................... $     2,250 $     2,320
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $48,
   respectively)...................................................................          45          45
 Mortgage loans (net of valuation allowances of $1 and $2, respectively)...........         286         284
 Policy loans......................................................................          27          27
 Other limited partnership interests...............................................          32          23
 Short-term investments, at estimated fair value...................................          75         139
 Other invested assets.............................................................          68          93
                                                                                    ----------- -----------
   Total investments...............................................................       2,783       2,931
Cash and cash equivalents..........................................................          24          27
Accrued investment income..........................................................          26          28
Premiums, reinsurance and other receivables........................................       1,829       2,485
Deferred policy acquisition costs and value of business acquired...................         291         148
Current income tax recoverable.....................................................           9           9
Other assets.......................................................................         110         115
Separate account assets............................................................      12,033      11,072
                                                                                    ----------- -----------
   Total assets.................................................................... $    17,105 $    16,815
                                                                                    =========== ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $       501 $       482
Policyholder account balances......................................................       2,748       3,077
Other policy-related balances......................................................         102         102
Payables for collateral under securities loaned and other transactions.............         266         238
Deferred income tax liability......................................................         192         326
Other liabilities..................................................................          94          78
Separate account liabilities.......................................................      12,033      11,072
                                                                                    ----------- -----------
   Total liabilities...............................................................      15,936      15,375
                                                                                    ----------- -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding.........................................           6           6
 Additional paid-in capital........................................................         636         636
 Retained earnings.................................................................         504         722
 Accumulated other comprehensive income (loss).....................................          23          76
                                                                                    ----------- -----------
   Total stockholder's equity......................................................       1,169       1,440
                                                                                    ----------- -----------
   Total liabilities and stockholder's equity...................................... $    17,105 $    16,815
                                                                                    =========== ===========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013      2012     2011
                                                                  ---------- -------- --------
Revenues
Premiums......................................................... $       29 $     11 $      7
Universal life and investment-type product policy fees...........        202      198      204
Net investment income............................................        114      113      114
Fees on ceded reinsurance and other..............................         90       93      104
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..         --      (2)       --
  Other net investment gains (losses)............................          1      (2)      (5)
                                                                  ---------- -------- --------
   Total net investment gains (losses)...........................          1      (4)      (5)
  Net derivative gains (losses)..................................      (442)      329      326
                                                                  ---------- -------- --------
     Total revenues..............................................        (6)      740      750
                                                                  ---------- -------- --------
Expenses
Policyholder benefits and claims.................................         48      100       59
Interest credited to policyholder account balances...............        113      118      127
Other expenses...................................................       (11)      229      259
                                                                  ---------- -------- --------
     Total expenses..............................................        150      447      445
                                                                  ---------- -------- --------
Income (loss) before provision for income tax....................      (156)      293      305
Provision for income tax expense (benefit).......................       (67)       94       90
                                                                  ---------- -------- --------
Net income (loss)................................................ $     (89) $    199 $    215
                                                                  ========== ======== ========


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013      2012     2011
                                                                      ---------- -------- --------
Net income (loss).................................................... $     (89) $    199 $    215
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (80)       64       23
 Unrealized gains (losses) on derivatives............................        (2)      (1)       --
                                                                      ---------- -------- --------
Other comprehensive income (loss), before income tax.................       (82)       63       23
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         29     (22)      (8)
                                                                      ---------- -------- --------
Other comprehensive income (loss), net of income tax.................       (53)       41       15
                                                                      ---------- -------- --------
Comprehensive income (loss).......................................... $    (142) $    240 $    230
                                                                      ========== ======== ========



              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    Accumulated Other
                                                                                      Comprehensive
                                                                                      Income (Loss)
                                                                                  ----------------------
                                                                                     Net
                                                                                  Unrealized
                                                              Additional          Investment Other-Than-     Total
                                                       Common  Paid-in   Retained   Gains     Temporary  Stockholder's
                                                       Stock   Capital   Earnings  (Losses)  Impairments    Equity
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2010..........................     $6       $636   $  326      $  24        $(4)        $  988
Net income (loss).....................................                        215                                  215
Other comprehensive income (loss), net of income tax..                                    16         (1)            15
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2011..........................      6        636      541         40         (5)         1,218
Dividend on common stock..............................                       (18)                                 (18)
Net income (loss).....................................                        199                                  199
Other comprehensive income (loss), net of income tax..                                    39           2            41
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2012..........................      6        636      722         79         (3)         1,440
Dividend on common stock..............................                      (129)                                (129)
Net income (loss).....................................                       (89)                                 (89)
Other comprehensive income (loss), net of income tax..                                  (54)           1          (53)
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2013..........................     $6       $636   $  504      $  25        $(2)        $1,169
                                                       ====== ========== ======== ========== =========== =============


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      2013        2012        2011
                                                   ---------- ------------ ----------
Cash flows from operating activities
Net income (loss)................................. $     (89) $        199 $      215
Adjustments to reconcile net income (loss) to net
 cash provided by (used in) operating activities:
 Depreciation and amortization expenses...........          2            2          2
 Amortization of premiums and accretion of
   discounts associated with investments, net.....          3          (3)        (5)
 (Gains) losses on investments and derivatives,
   net............................................        437        (321)      (329)
 (Income) loss from equity method investments,
   net of dividends or distributions..............        (4)          (1)         --
 Interest credited to policyholder account
   balances.......................................        113          118        127
 Universal life and investment-type product
   policy fees....................................      (202)        (198)      (204)
 Change in accrued investment income..............          2            1        (4)
 Change in premiums, reinsurance and other
   receivables....................................         71           74        (6)
 Change in deferred policy acquisition costs and
   value of business acquired, net................      (135)          130        139
 Change in income tax.............................      (105)           68         91
 Change in other assets...........................        194          193        200
 Change in insurance-related liabilities and
   policy-related balances........................         19           94         34
 Change in other liabilities......................         10         (12)         14
                                                   ---------- ------------ ----------
Net cash provided by operating activities.........        316          344        274
                                                   ---------- ------------ ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities........................        794          909        696
 Equity securities................................          2            6          5
 Mortgage loans...................................         47           13          3
 Other limited partnership interests..............          1            1          4
Purchases of:
 Fixed maturity securities........................      (808)        (958)      (840)
 Equity securities................................         --         (13)       (13)
 Mortgage loans...................................       (49)         (72)       (98)
 Other limited partnership interests..............        (5)         (15)        (2)
Cash received in connection with freestanding
 derivatives......................................          1            5          1
Cash paid in connection with freestanding
 derivatives......................................       (12)          (1)         --
Issuances of loans to affiliates..................         --           --       (45)
Net change in policy loans........................        (1)          (1)          1
Net change in short-term investments..............         64         (70)       (12)
                                                   ---------- ------------ ----------
Net cash provided by (used in) investing
 activities.......................................         34        (196)      (300)
                                                   ---------- ------------ ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.........................................        632        1,077        725
 Withdrawals......................................      (882)      (1,155)      (732)
Net change in payables for collateral under
 securities loaned and other transactions.........         28         (87)         46
Dividend on common stock..........................      (129)         (18)         --
Other, net........................................        (2)           18         --
                                                   ---------- ------------ ----------
Net cash provided by (used in) financing
 activities.......................................      (353)        (165)         39
                                                   ---------- ------------ ----------
Change in cash and cash equivalents...............        (3)         (17)         13
Cash and cash equivalents, beginning of year......         27           44         31
                                                   ---------- ------------ ----------
Cash and cash equivalents, end of year............ $       24 $         27 $       44
                                                   ========== ============ ==========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
 Income tax....................................... $       34 $         27 $      (1)
                                                   ========== ============ ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    .  investments are directed by the contractholder; and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11

Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims and unearned revenue liabilities.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing the DAC related to the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in fees on ceded reinsurance and other. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as fees on ceded reinsurance and other or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through fees on ceded reinsurance and other or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses).

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and other limited partnership interests ("investees") when it has

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "--Derivatives" below.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability)--in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of its reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   In 2013, the Company performed its annual goodwill impairment test using the market multiple valuation approach. The analysis results indicated that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2013. Goodwill was $33 million at both December 31, 2013 and 2012.

 Income Tax

   The Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $15 million and $14 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $8 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

  Fees on Ceded Reinsurance and Other

    Fees on ceded reinsurance and other primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate. Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance


Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities are 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 8%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

    Guarantee:                                 Measurement Assumptions:
    ------------------------------------------------------------------------
    GMDBs  .  A return of purchase payment  .  Present value of expected
              upon death even if the           death benefits in excess of
              account value is reduced to      the projected account
              zero.                            balance recognizing the
                                               excess ratably over the
                                               accumulation period based on
                                               the present value of total
                                               expected assessments.

           .  An enhanced death benefit     .  Assumptions are consistent
              may be available for an          with those used for
              additional fee.                  amortizing DAC, and are thus
                                               subject to the same
                                               variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the
                                               historical experience of the
                                               appropriate underlying
                                               equity index, such as the
                                               Standard & Poor's Ratings
                                               Services ("S&P") 500 Index.

                                            .  Benefit assumptions are
                                               based on the average
                                               benefits payable over a
                                               range of scenarios.
    ------------------------------------------------------------------------
    GMIBs  .  After a specified period of   .  Present value of expected
              time determined at the time      income benefits in excess of
              of issuance of the variable      the projected account
              annuity contract, a minimum      balance at any future date
              accumulation of purchase         of annuitization and
              payments, even if the            recognizing the excess
              account value is reduced to      ratably over the
              zero, that can be annuitized     accumulation period based on
              to receive a monthly income      present value of total
              stream that is not less than     expected assessments.
              a specified amount.
           .  Certain contracts also        .  Assumptions are consistent
              provide for a guaranteed         with those used for
              lump sum return of purchase      estimating GMDB liabilities.
              premium in lieu of the
              annuitization benefit.

                                            .  Calculation incorporates an
                                               assumption for the
                                               percentage of the potential
                                               annuitizations that may be
                                               elected by the
                                               contractholder.
    ------------------------------------------------------------------------
    GMWBs  .  A return of purchase payment  .  Expected value of the life
              via partial withdrawals,         contingent payments and
              even if the account value is     expected assessments using
              reduced to zero, provided        assumptions consistent with
              that cumulative withdrawals      those used for estimating
              in a contract year do not        the GMDB liabilities.
              exceed a certain limit.

           .  Certain contracts include
              guaranteed withdrawals that
              are life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                            Annuity Contracts
                                            ----------------
                                             GMDBs    GMIBs    Total
                                            -------  -------- --------
                                                  (In millions)
           Direct
           Balance at January 1, 2011...... $    32  $     88 $    120
           Incurred guaranteed benefits....      17        31       48
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42       119      161
           Incurred guaranteed benefits....      10        98      108
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43       217      260
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $    218 $    267
                                            =======  ======== ========
           Ceded
           Balance at January 1, 2011...... $    32  $     30 $     62
           Incurred guaranteed benefits....      17        11       28
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42        41       83
           Incurred guaranteed benefits....      10        34       44
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43        75      118
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $     76 $    125
                                            =======  ======== ========
           Net
           Balance at January 1, 2011...... $    --  $     58 $     58
           Incurred guaranteed benefits....      --        20       20
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2011....      --        78       78
           Incurred guaranteed benefits....      --        64       64
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2012....      --       142      142
           Incurred guaranteed benefits....      --        --       --
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2013.... $    --  $    142 $    142
                                            =======  ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $   7,255 $   6,507
                      Equity..........     4,086     3,816
                      Bond............       551       588
                      Money Market....        98       118
                                       --------- ---------
                       Total.......... $  11,990 $  11,029
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                 December 31,
                                           ---------------------------------------------------------
                                                       2013                         2012
                                           ---------------------------- ----------------------------
                                               In the          At           In the          At
                                           Event of Death Annuitization Event of Death Annuitization
                                           -------------- ------------- -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value..............  $    13,348    $     8,712   $    12,309    $     7,963
Separate account value....................  $    12,841    $     8,470   $    11,797    $     7,715
Net amount at risk........................  $       327    $       116   $       594    $       554
Average attained age of contractholders...     67 years       66 years      66 years       65 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                              December 31,
                                              -------------
                                              2013   2012
                                              -----  -----
                                              (In millions)
                       FHLB of Des Moines.... $  26  $  28

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                     Liability        Collateral
                                   ------------- ---------------------
                                              December 31,
                                   -----------------------------------
                                    2013   2012     2013       2012
                                   ------ ------ ---------- ----------
                                              (In millions)
         FHLB of Des Moines (1)... $  405 $  405 $  477 (2) $  604 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $12.0 billion and $11.1 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013     2012    2011
                                                                      ------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................... $   97   $  220  $  352
Capitalizations.....................................................      6       19      34
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses)...    122     (96)    (84)
  Other expenses....................................................   (27)     (38)    (76)
                                                                      ------  ------  ------
   Total amortization...............................................     95    (134)   (160)
                                                                      ------  ------  ------
Unrealized investment gains (losses)................................      8      (8)     (6)
Other (1)...........................................................     38       --      --
                                                                      ------  ------  ------
Balance at December 31,.............................................    244       97     220
                                                                      ------  ------  ------
VOBA
Balance at January 1,...............................................     51       66      79
  Total amortization related to other expenses......................    (6)     (14)    (12)
Unrealized investment gains (losses)................................      2      (1)     (1)
                                                                      ------  ------  ------
Balance at December 31,.............................................     47       51      66
                                                                      ------  ------  ------
Total DAC and VOBA
Balance at December 31,............................................. $  291   $  148  $  286
                                                                      ======  ======  ======

--------

(1)The year ended December 31, 2013 includes $38 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  65    $  71   $  84
                 Capitalization.............    --        1       3
                 Amortization...............   (2)      (7)    (16)
                                              -----    -----   -----
                 Balance at December 31,.... $  63    $  65   $  71
                                              =====    =====   =====

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          12
                  2015.......................... $          10
                  2016.......................... $           9
                  2017.......................... $           6
                  2018.......................... $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company had $6 million and $8 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2013 and 2012, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2013 and 2012.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Premiums
  Direct premiums................................................ $    30  $    12 $     8
  Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                  -------  ------- -------
   Net premiums.................................................. $    29  $    11 $     7
                                                                  =======  ======= =======
Universal life and investment-type product policy fees
  Direct universal life and investment-type product policy fees.. $   244  $   237 $   240
  Reinsurance ceded..............................................    (42)     (39)    (36)
                                                                  -------  ------- -------
   Net universal life and investment-type product policy fees.... $   202  $   198 $   204
                                                                  =======  ======= =======
Fees on ceded reinsurance and other
  Direct fees on ceded reinsurance and other..................... $    25  $    25 $    26
  Reinsurance ceded..............................................      65       68      78
                                                                  -------  ------- -------
   Net fees on ceded reinsurance and other....................... $    90  $    93 $   104
                                                                  =======  ======= =======
Policyholder benefits and claims
  Direct policyholder benefits and claims........................ $    61  $   144 $    92
  Reinsurance ceded..............................................    (13)     (44)    (33)
                                                                  -------  ------- -------
   Net policyholder benefits and claims.......................... $    48  $   100 $    59
                                                                  =======  ======= =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                         December 31,
                                       -------------------------------------------------
                                                 2013                     2012
                                       ------------------------ ------------------------
                                                        Total                    Total
                                                       Balance                  Balance
                                       Direct  Ceded    Sheet   Direct  Ceded    Sheet
                                       ------ -------- -------- ------ -------- --------
                                                         (In millions)
Assets
Premiums, reinsurance and other
  receivables......................... $   26 $  1,803 $  1,829 $   26 $  2,459 $  2,485
Deferred policy acquisition costs and
  value of business acquired..........    311     (20)      291    207     (59)      148
                                       ------ -------- -------- ------ -------- --------
 Total assets......................... $  337 $  1,783 $  2,120 $  233 $  2,400 $  2,633
                                       ====== ======== ======== ====== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See " Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter and MICC, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
Reinsurance ceded...................................... $    --  $   (1) $    --
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $  (41)  $  (39) $  (35)
Fees on ceded reinsurance and other
Reinsurance ceded...................................... $    65  $    68 $    78
Policyholder benefits and claims
Reinsurance ceded...................................... $  (13)  $  (44) $  (31)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       December 31,
                                                                     -----------------
                                                                       2013     2012
                                                                     -------- --------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables......................... $  1,798 $  2,451
Deferred policy acquisition costs and value of business acquired....     (20)     (59)
                                                                     -------- --------
  Total assets...................................................... $  1,778 $  2,392
                                                                     ======== ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $376 million and $959 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($639) million, $190 million and $380 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.3 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.3 billion and $1.4 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2013                          December 31, 2012
                                    ------------------------------------------ ------------------------------------------
                                                 Gross Unrealized                           Gross Unrealized
                                     Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                    Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                      Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                    --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.....................  $   825  $ 55    $  8     $ --   $   872   $   913  $  87   $  1     $ --   $   999
U.S. Treasury and agency...........      469     2      14       --       457       391      6     --       --       397
RMBS...............................      312    12       7        5       312       286     21      4        6       297
CMBS...............................      293     8       4       --       297       302     17     --       --       319
Foreign corporate..................      223     9       3       --       229       209     14      1       --       222
ABS................................       51     2      --       --        53        51      4      1       --        54
State and political subdivision....       17     2      --       --        19        17      3     --       --        20
Foreign government.................       10     1      --       --        11         9      3     --       --        12
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total fixed maturity securities...  $ 2,200  $ 91    $ 36     $  5   $ 2,250   $ 2,178  $ 155   $  7     $  6   $ 2,320
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======
Equity securities
Common stock.......................  $    26  $ --    $ --     $ --   $    26   $    28  $  --   $ --     $ --   $    28
Non-redeemable preferred stock.....       20    --       1       --        19        20     --      3       --        17
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total equity securities...........  $    46  $ --    $  1     $ --   $    45   $    48  $  --   $  3     $ --   $    45
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                            December 31,
                                              -----------------------------------------
                                                      2013                 2012
                                              -------------------- --------------------
                                              Amortized Estimated  Amortized Estimated
                                                Cost    Fair Value   Cost    Fair Value
                                              --------- ---------- --------- ----------
                                                            (In millions)
Due in one year or less...................... $    240   $    242  $    306   $    308
Due after one year through five years........      487        512       446        476
Due after five years through ten years.......      566        595       588        657
Due after ten years..........................      251        239       199        209
                                              --------   --------  --------   --------
  Subtotal...................................    1,544      1,588     1,539      1,650
Structured securities (RMBS, CMBS and ABS)...      656        662       639        670
                                              --------   --------  --------   --------
  Total fixed maturity securities............ $  2,200   $  2,250  $  2,178   $  2,320
                                              ========   ========  ========   ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   84     $   7      $  13     $   1      $  20      $  1      $   9     $  --
U.S. Treasury and agency.........     169        14         --        --         60        --         --        --
RMBS.............................      84         4         34         8         --        --         49        10
CMBS.............................      73         4         --        --          4        --         15        --
Foreign corporate................      27         2          7         1          2        --          7         1
ABS..............................       7        --          5        --         --        --          5         1
Foreign government...............       1        --          1        --          1        --         --        --
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total fixed maturity securities..  $  445     $  31      $  60     $  10      $  87      $  1      $  85     $  12
                                   ======     =====      =====     =====      =====      ====      =====     =====
Equity securities
Non-redeemable preferred
 stock...........................  $   --     $  --      $  18     $   1      $  --      $ --      $  17     $   3
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total number of securities in an
 unrealized loss position........      87                   18                   18                   22
                                   ======                =====                =====                =====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $28 million during the year ended December 31, 2013 from $13 million to $41 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $5 million of the total $41 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $2 million during the year ended December 31, 2013 from $3 million to $1 million. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                 ---------------------------------------------
                                           2013                   2012
                                 -----------------------  --------------------
                                   Carrying                 Carrying     % of
                                     Value     % of Total     Value      Total
                                 ------------- ---------- ------------- ------
                                 (In millions)            (In millions)
Mortgage loans:
  Commercial....................    $  246        86.0 %     $  238      83.8 %
  Agricultural..................        41         14.3          48       16.9
                                    ------       ------      ------     ------
   Subtotal (1).................       287        100.3         286      100.7
  Valuation allowances..........       (1)        (0.3)         (2)      (0.7)
                                    ------       ------      ------     ------
   Total mortgage loans, net....    $  286       100.0 %     $  284     100.0 %
                                    ======       ======      ======     ======

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. In 2012, the Company purchased $48 million of mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2013 and 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                         Commercial Agricultural Total
                                         ---------- ------------ ------
                                                 (In millions)
        Balance at January 1, 2011......   $    1     $    --    $    1
        Provision (release).............        1          --         1
                                           ------     -------    ------
        Balance at December 31, 2011....        2          --         2
        Provision (release).............       --          --        --
                                           ------     -------    ------
        Balance at December 31, 2012....        2          --         2
        Provision (release).............      (1)          --       (1)
                                           ------     -------    ------
        Balance at December 31, 2013....   $    1     $    --    $    1
                                           ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated    % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total   Total   Fair Value    Total
                       ------- ------------- ------- ------ ------  ------------- ------
                                  (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  193      $   9      $  15  $  217  88.2 %    $  228      88.4 %
65% to 75%............     19         --         10      29   11.8         30       11.6
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  212      $   9      $  25  $  246 100.0 %    $  258     100.0 %
                       ======      =====      =====  ====== ======     ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  194      $  10      $   9  $  213  89.5 %    $  231      90.2 %
65% to 75%............     15         --         10      25   10.5         25        9.8
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  209      $  10      $  19  $  238 100.0 %    $  256     100.0 %
                       ======      =====      =====  ====== ======     ======     ======

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see " -- Related Party Investment Transactions") and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $23 million at December 31, 2013 and 2012, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                                   2013     2012    2011
                                                                                    -----   ------   -----
                                                                                     (In millions)
Fixed maturity securities......................................................... $  55   $  148   $  88
Fixed maturity securities with noncredit OTTI losses in AOCI......................   (5)      (6)    (10)
                                                                                    -----   ------   -----
 Total fixed maturity securities..................................................    50      142      78
Equity securities.................................................................   (1)      (3)     (5)
Derivatives.......................................................................   (1)        1       2
Short-term investments............................................................   (1)      (1)     (1)
                                                                                    -----   ------   -----
 Subtotal.........................................................................    47      139      74
                                                                                    -----   ------   -----
Amounts allocated from:
 Insurance liability loss recognition.............................................    --       --     (7)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI.................     1        1       1
 DAC and VOBA.....................................................................  (14)     (24)    (15)
                                                                                    -----   ------   -----
   Subtotal.......................................................................  (13)     (23)    (21)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in AOCI.........................................................................     2        2       4
Deferred income tax benefit (expense).............................................  (13)     (42)    (22)
                                                                                    -----   ------   -----
Net unrealized investment gains (losses).......................................... $  23   $   76   $  35
                                                                                    =====   ======   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2013         2012
                                                         ----------  ----------
                                                            (In millions)
   Balance at January 1,............................... $      (6)   $     (10)
   Securities sold with previous noncredit OTTI loss...          1            3
   Subsequent changes in estimated fair value..........         --            1
                                                         ----------  ----------
   Balance at December 31,............................. $      (5)   $      (6)
                                                         ==========  ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                  2013     2012    2011
                                                                                 -------  -------  -----
                                                                                     (In millions)
Balance at January 1,........................................................... $    76  $    35  $  20
Fixed maturity securities on which noncredit OTTI losses have been recognized...       1        4    (2)
Unrealized investment gains (losses) during the year............................    (93)       61     39
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...................................      --        7    (7)
  DAC and VOBA..................................................................      10      (9)    (7)
  Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................      --      (2)      1
  Deferred income tax benefit (expense).........................................      29     (20)    (9)
                                                                                 -------  -------  -----
Balance at December 31,......................................................... $    23  $    76  $  35
                                                                                 =======  =======  =====
Change in net unrealized investment gains (losses).............................. $  (53)  $    41  $  15
                                                                                 =======  =======  =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
       Amortized cost....................................... $  249 $  185
       Estimated fair value................................. $  241 $  191
     Cash collateral on deposit from counterparties (2)..... $  249 $  196
     Reinvestment portfolio -- estimated fair value......... $  247 $  196

-------------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

    Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                               ---------------
                                                                2013    2012
                                                               ------- -------
                                                                (In millions)
  Invested assets on deposit (regulatory deposits)............ $     7 $     4
  Invested assets pledged as collateral (1)...................     505     620
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   512 $   624
                                                               ======= =======

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                      December 31,
                                                        -----------------------------------------
                                                                2013                 2012
                                                        -------------------- --------------------
                                                                   Maximum              Maximum
                                                        Carrying  Exposure   Carrying  Exposure
                                                         Amount  to Loss (1)  Amount  to Loss (1)
                                                        -------- ----------- -------- -----------
                                                                      (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS, and ABS) (2)......  $  662    $  662     $  670    $  670
  U.S. and foreign corporate...........................      21        21         23        23
Other limited partnership interests....................      19        20         14        15
Equity securities AFS:
  Non-redeemable preferred stock.......................      18        18         17        17
                                                         ------    ------     ------    ------
  Total................................................  $  720    $  721     $  724    $  725
                                                         ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2013     2012    2011
                                                          ------  ------  ------
                                                            (In millions)
   Investment income:
     Fixed maturity securities.......................... $   94   $   98  $  104
     Equity securities..................................      1        1       2
     Mortgage loans.....................................     16       15      10
     Policy loans.......................................      2        2       2
     Other limited partnership interests................      4        1      --
     Cash, cash equivalents and short-term investments..      1       --      --
                                                          ------  ------  ------
      Subtotal..........................................    118      117     118
     Less: Investment expenses..........................      4        4       4
                                                          ------  ------  ------
          Net investment income......................... $  114   $  113  $  114
                                                          ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                             ------------------------
                                                                             2013     2012     2011
                                                                              -----   ------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by industry:
   U.S. and foreign corporate securities -- by industry:
     Finance................................................................ $  --   $  (1)   $   --
     Utility................................................................    --      (1)       --
                                                                              -----   ------  ------
       Total U.S. and foreign corporate securities..........................    --      (2)       --
                                                                              -----   ------  ------
  OTTI losses on fixed maturity securities recognized in earnings...........    --      (2)       --
  Fixed maturity securities -- net gains (losses) on sales and disposals....     1      (2)      (5)
                                                                              -----   ------  ------
   Total gains (losses) on fixed maturity securities........................     1      (4)      (5)
                                                                              -----   ------  ------
       Total net investment gains (losses).................................. $   1   $  (4)   $  (5)
                                                                              =====   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                     ----------------------------------------------------------------
                                      2013     2012     2011   2013  2012  2011   2013   2012   2011
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
                                     Fixed Maturity Securities Equity Securities        Total
                                     ------------------------- ----------------- --------------------
                                                            (In millions)
Proceeds............................ $  417   $  576   $  318  $  -- $   1 $   5 $  417 $  577 $  323
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======
Gross investment gains.............. $    3   $    2   $    3  $  -- $  -- $  -- $    3 $    2 $    3
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Gross investment losses.............    (2)      (4)      (8)     --    --    --    (2)    (4)    (8)
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Total OTTI losses:
  Credit-related....................     --      (1)       --     --    --    --     --    (1)     --
  Other (1).........................     --      (1)       --     --    --    --     --    (1)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
   Total OTTI losses................     --      (2)       --     --    --    --     --    (2)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
    Net investment gains (losses)... $    1   $  (4)   $  (5)  $  -- $  -- $  -- $    1 $  (4) $  (5)
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                 Years Ended December 31,
                                                                 ------------------------
                                                                    2013         2012
                                                                  ----------  ----------
                                                                     (In millions)
Balance at January 1,........................................... $        2   $        3
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........         --          (1)
                                                                  ----------  ----------
Balance at December 31,......................................... $        2   $        2
                                                                  ==========  ==========

 Related Party Investment Transactions

   The Company has an affiliated loan outstanding, which is included in other invested assets, totaling $45 million at both years ended December 31, 2013 and 2012. At December 31, 2011, the loan was outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021, and bears interest, payable semi-annually, at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2013, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

 another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                      -----------------------------------------------------------
                                                                                 2013                          2012
                                                                      ----------------------------- -----------------------------
                                                                               Estimated Fair Value          Estimated Fair Value
                                                                               --------------------          --------------------
                                                                      Notional                      Notional
                                    Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                    --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps............... Interest rate.................... $     10 $  --      $  --     $     12 $  --      $  --
Cash flow hedges:
 Foreign currency swaps............ Foreign currency exchange rate...       30     2          3           27     2          1
                                                                      -------- -----      -----     -------- -----      -----
    Total qualifying hedges......................................           40     2          3           39     2          1
                                                                      -------- -----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps................ Interest rate....................      741    12         22          741     9          6
Interest rate floors............... Interest rate....................    2,040     9          4        2,040    36         17
Foreign currency swaps............. Foreign currency exchange rate...       37    --          5           23    --          1
Credit default swaps--purchased.... Credit...........................        8    --         --            9    --         --
Credit default swaps--written...... Credit...........................       20    --         --           22    --         --
                                                                      -------- -----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives.............       2,846    21         31        2,835    45         24
                                                                      -------- -----      -----     -------- -----      -----
    Total........................................................     $  2,886 $  23      $  34     $  2,874 $  47      $  25
                                                                      ======== =====      =====     ======== =====      =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Derivatives and hedging gains (losses).. $   (27)   $   26 $   36
        Embedded derivatives....................    (415)      303    290
                                                 --------   ------ ------
          Total net derivative gains (losses)... $  (442)   $  329 $  326
                                                 ========   ====== ======

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011, was not significant.

  The Company recognized $26 million, $25 million and $14 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                              Net
                                                           Derivative
                                                         Gains (Losses)
                                                         --------------
                                                         (In millions)
        Year Ended December 31, 2013:
          Interest rate derivatives.....................    $  (50)
          Foreign currency exchange rate derivatives....        (4)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $  (54)
                                                            =======
        Year Ended December 31, 2012:
          Interest rate derivatives.....................    $     2
          Foreign currency exchange rate derivatives....        (1)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $     1
                                                            =======
        Year Ended December 31, 2011:
          Interest rate derivatives.....................    $    22
          Foreign currency exchange rate derivatives....         --
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................          1
                                                            -------
           Total........................................    $    23
                                                            =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges for each of the years ended December 31, 2013, 2012 and 2011 were not significant. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for each of the years ended December 31, 2013, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2013 the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For both the years ended 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($1) million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was ($2) million, ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For both the years ended December 31, 2013 and 2012, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2011, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For both the years ended December 31, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million and $22 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2013 and 2012, the amounts the Company would have received to terminate all of these contracts was not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $     --      $     --          --       $     --      $      2         1.0
Baa
Credit default swaps
  referencing indices........        --            20         5.0             --            20         4.5
                               --------      --------                   --------      --------
 Total.......................  $     --      $     20         5.0       $     --      $     22         4.2
                               ========      ========                   ========      ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                           December 31, 2013  December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar           ------------------ ------------------
Arrangement                                                                Assets Liabilities Assets Liabilities
----------------------------------------------------------------           ------ ----------- ------ -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
  OTC-bilateral (1)....................................................... $  25     $  32    $   53    $  27
  OTC-cleared (1).........................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
   Total gross estimated fair value of derivatives (1)....................    25        32        53       27
Amounts offset in the balance sheets......................................    --        --        --       --
                                                                           -----     -----    ------    -----
Estimated fair value of derivatives presented in the balance sheets (1)...    25        32        53       27
Gross amounts not offset in the balance sheets:
Gross estimated fair value of derivatives: (2)
  OTC-bilateral...........................................................   (5)       (5)      (10)     (10)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Cash collateral: (3)
  OTC-bilateral...........................................................  (17)        --      (42)       --
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Securities collateral: (4)
  OTC-bilateral...........................................................   (2)      (26)       (1)     (16)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
Net amount after application of master netting agreements and collateral.. $   1     $   1    $   --    $   1
                                                                           =====     =====    ======    =====

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $2 million and $6 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($2) million and $2 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2013 and 2012, the Company had not received or paid any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company had provided no excess securities collateral for its OTC-bilateral derivatives, and had provided $1 million and $0, respectively, for its OTC- cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                    Estimated Fair Value of    Fair Value of Incremental Collateral
                                     Collateral Provided:                 Provided Upon:
                                    ----------------------- -------------------------------------------
                                                                                   Downgrade in the
                                                                                 Company's Financial
                                                                                   Strength Rating
                                                                               to a Level that Triggers
                       Estimated                                One Notch           Full Overnight
                     Fair Value of                             Downgrade in      Collateralization or
                     Derivatives in                           the Company's          Termination
                     Net Liability      Fixed Maturity      Financial Strength    of the Derivative
                      Position (1)        Securities              Rating               Position
                     -------------- ----------------------- ------------------ ------------------------
                                                       (In millions)
December 31, 2013...    $    27             $    26              $    --                $    1
December 31, 2012...    $    17             $    16              $    --                $    2

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                   December 31,
                                                                  ---------------
                                        Balance Sheet Location      2013    2012
                                       -------------------------- -------- ------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    376 $  959
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (131) $   56

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2).. $  (415)   $  303 $  290

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($6) million, ($26) million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition,

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

   the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $42 million, $28 million and ($62) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                           December 31, 2013
                                                               -----------------------------------------
                                                                 Fair Value Hierarchy
                                                               -------------------------


                                                                                         Total Estimated
                                                               Level 1  Level 2  Level 3   Fair Value
                                                               ------- --------- ------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $   --  $     859 $   13     $     872
 U.S. Treasury and agency.....................................    408         49     --           457
 RMBS.........................................................     --        285     27           312
 CMBS.........................................................     --        297     --           297
 Foreign corporate............................................     --        185     44           229
 ABS..........................................................     --         46      7            53
 State and political subdivision..............................     --         19     --            19
 Foreign government...........................................     --         11     --            11
                                                               ------  --------- ------     ---------
   Total fixed maturity securities............................    408      1,751     91         2,250
                                                               ------  --------- ------     ---------
Equity securities:
 Common stock.................................................     --         26     --            26
 Non-redeemable preferred stock...............................     --         --     19            19
                                                               ------  --------- ------     ---------
   Total equity securities....................................     --         26     19            45
                                                               ------  --------- ------     ---------
Short-term investments........................................     14         61     --            75
 Derivative assets: (1)
   Interest rate..............................................     --         21     --            21
   Foreign currency exchange rate.............................     --          2     --             2
                                                               ------  --------- ------     ---------
    Total derivative assets...................................     --         23     --            23
                                                               ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2)......     --         --    376           376
Separate account assets (3)...................................     --     12,033     --        12,033
                                                               ------  --------- ------     ---------
    Total assets.............................................. $  422  $  13,894 $  486     $  14,802
                                                               ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $   --  $      26 $   --     $      26
 Foreign currency exchange rate...............................     --          8     --             8
                                                               ------  --------- ------     ---------
   Total derivative liabilities...............................     --         34     --            34
                                                               ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2)..     --         --  (131)         (131)
                                                               ------  --------- ------     ---------
   Total liabilities.......................................... $   --  $      34 $(131)     $    (97)
                                                               ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                              December 31, 2012
                                                               -----------------------------------------------
                                                                    Fair Value Hierarchy
                                                               -------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                               -------- ----------- ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $     -- $       944 $       55   $       999
 U.S. Treasury and agency.....................................      382          15         --           397
 RMBS.........................................................       --         283         14           297
 CMBS.........................................................       --         305         14           319
 Foreign corporate............................................       --         180         42           222
 ABS..........................................................       --          54         --            54
 State and political subdivision..............................       --          20         --            20
 Foreign government...........................................       --          12         --            12
                                                               -------- ----------- ----------   -----------
   Total fixed maturity securities............................      382       1,813        125         2,320
                                                               -------- ----------- ----------   -----------
Equity securities:
 Common stock.................................................       --          28         --            28
 Non-redeemable preferred stock...............................       --          --         17            17
                                                               -------- ----------- ----------   -----------
   Total equity securities....................................       --          28         17            45
                                                               -------- ----------- ----------   -----------
Short-term investments........................................      116          23         --           139
 Derivative assets: (1)
   Interest rate..............................................       --          45         --            45
   Foreign currency exchange rate.............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative assets...................................       --          47         --            47
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within asset host contracts (2)......       --          --        959           959
Separate account assets (3)...................................       --      11,072         --        11,072
                                                               -------- ----------- ----------   -----------
    Total assets.............................................. $    498 $    12,983 $    1,101   $    14,582
                                                               ======== =========== ==========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $     -- $        23 $       --   $        23
 Foreign currency exchange rate...............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative liabilities..............................       --          25         --            25
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within liability host contracts (2)..       --          --         56            56
                                                               -------- ----------- ----------   -----------
    Total liabilities......................................... $     -- $        25 $       56   $        81
                                                               ======== =========== ==========   ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                             December 31, 2013
                       --------------------- --------------------------  --------------------------
                            Valuation              Significant                             Weighted
                            Techniques          Unobservable Inputs          Range        Average (1)
                       --------------------- --------------------------  -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)            (10)  -     30        6
                                             Illiquidity premium (4)        30  -     30       30
                                             Credit spreads (4)
                       Consensus pricing     Offered quotes (5)
                       -------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                               97  -    574      411
                       Market pricing        Quoted prices (5)             100  -    100      100
                       -------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)
                       -------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)              99  -     99       99
                       Consensus pricing     Offered quotes (5)             99  -     99       99
                       -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%
                                                 Ages 41 - 60             0.04% -   0.65%
                                                 Ages 61 - 115            0.26% -    100%
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%
                                                 Durations 11 -20            3% -    100%
                                                 Durations 21 -116           3% -    100%
                                             Utilization rates              20% -     50%
                                             Withdrawal rates             0.07% -     10%
                                             Long-term equity
                                               volatilities              17.40% -     25%
                                             Nonperformance risk
                                               spread                     0.03% -   0.44%
                       -------------------------------------------------------------------------------

                                                                             December 31, 2012           Impact of
                       --------------------- --------------------------  --------------------------   Increase in Input
                            Valuation              Significant                             Weighted     on Estimated
                            Techniques          Unobservable Inputs          Range        Average (1)  Fair Value (2)
                       --------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)              50  -    100       57        Decrease
                                             Illiquidity premium (4)        30  -     30       30        Decrease
                                             Credit spreads (4)             23  -    421      129        Decrease
                       Consensus pricing     Offered quotes (5)            100  -    102      101        Increase
                       -------------------------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                              161  -    657      541      Decrease (6)
                       Market pricing        Quoted prices (5)                                         Increase (6)
                       -------------------------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)             100  -    100      100      Increase (6)
                       -------------------------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)                                         Increase (6)
                       Consensus pricing     Offered quotes (5)                                        Increase (6)
                       -------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%              Decrease (7)
                                                 Ages 41 - 60             0.05% -   0.64%              Decrease (7)
                                                 Ages 61 - 115            0.32% -    100%              Decrease (7)
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                 Durations 11 -20            3% -    100%              Decrease (8)
                                                 Durations 21 -116           3% -    100%              Decrease (8)
                                             Utilization rates              20% -     50%              Increase (9)
                                             Withdrawal rates             0.07% -     10%                      (10)
                                             Long-term equity
                                               volatilities              17.40% -     25%              Increase (11)
                                             Nonperformance risk
                                               spread                     0.10% -   0.67%              Decrease (12)
                       -------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --         (415)
 OCI....................................      --      --    --       2      --    --         2          --            --
Purchases (3)...........................       4      13    --      10       7    --        --          --            --
Sales (3)...............................    (10)      --    --     (9)      --    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            19
Transfers into Level 3 (4)..............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............    (36)      --  (14)     (1)      --    --        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  13   $  27 $  --   $  44   $   7 $  --     $  19       $  --        $  507
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $(402)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --           303
 OCI....................................       2       3    --      --      --    --         2          --            --
Purchases (3)...........................      31      --    14      36      --    --        --          --            --
Sales (3)...............................     (2)      --    --      --     (6)    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            20
Transfers into Level 3 (4)..............      11      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............     (3)      --    --      --      --  (19)        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  309

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                       -----------------------------------------------------------------------------------
                                            Fixed Maturity Securities:       Equity Securities:
                                       ------------------------------------- -----------------
                                                                                        Non-
                                                                                     redeemable                   Net
                                         U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                       Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                       --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance at January 1,.................   $  22   $  11 $  --   $  25   $  19 $  10     $  15       $   9        $  269
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)..........
  Net investment income...............      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).......      --      --    --     (3)      --    --        --          --            --
  Net derivative gains (losses).......      --      --    --      --      --    --        --          --           290
 OCI..................................       1      --    --       2       1    --        --          --            --
Purchases (3).........................       2      --    --       6       5     9        --          --            --
Sales (3).............................     (2)      --    --    (17)     (9)    --        --         (9)            --
Issuances (3).........................      --      --    --      --      --    --        --          --            --
Settlements (3).......................      --      --    --      --      --    --        --          --            21
Transfers into Level 3 (4)............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)..........     (7)      --    --     (7)    (10)    --        --          --            --
                                         -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,...............   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
                                         =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  293

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       December 31, 2013
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                    -      -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     286  $     --     $    --    $     303     $    303
Policy loans.................... $      27  $     --     $     3    $      39     $     42
Other limited partnership
 interests...................... $       1  $     --     $    --    $       1     $      1
Other invested assets........... $      45  $     --     $    50    $      --     $     50
Premiums, reinsurance and other
 receivables.................... $   1,258  $     --     $    --    $   1,359     $  1,359
Other assets.................... $       5  $     --     $     5    $      --     $      5
Liabilities
PABs............................ $   2,293  $     --     $    --    $   2,501     $  2,501
Other liabilities............... $       1  $     --     $     1    $      --     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                                                       December 31, 2012
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                           -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     284  $     --     $    --    $     307     $     307
Policy loans.................... $      27  $     --     $     2    $      46     $      48
Other limited partnership
 interests...................... $       1  $     --     $    --    $       2     $       2
Other invested assets........... $      45  $     --     $    57    $      --     $      57
Premiums, reinsurance and other
 receivables.................... $   1,364  $     --     $    --    $   1,527     $   1,527
Other assets.................... $       6  $     --     $     6    $      --     $       6
Liabilities
PABs............................ $   2,431  $     --     $    --    $   2,788     $   2,788
Other liabilities............... $       3  $     --     $     3    $      --     $       3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity


Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratio for the Company was in excess of 1,400% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of the Company, a Missouri domiciled insurer, was $111 million, $132 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $666 million and $704 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)

whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, MLIIC paid a dividend to MetLife of $129 million and $18 million, respectively. During the year ended December 31, 2011, MLIIC did not pay a dividend to MetLife. Based on amounts at December 31, 2013, MLIIC could pay a stockholder dividend in 2014 of $99 million without prior regulatory approval of the Missouri Director.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance at December 31, 2010.......................       $    19          $     1     $    20
OCI before reclassifications.......................            19               --          19
Income tax expense (benefit).......................           (7)               --         (7)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            31                1          32
Amounts reclassified from AOCI.....................             4               --           4
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             3               --           3
                                                          -------          -------     -------
Balance at December 31, 2011.......................            34                1          35
OCI before reclassifications.......................            61              (1)          60
Income tax expense (benefit).......................          (21)               --        (21)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            74               --          74
Amounts reclassified from AOCI.....................             3               --           3
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             2               --           2
                                                          -------          -------     -------
Balance at December 31, 2012.......................            76               --          76
OCI before reclassifications.......................          (78)              (2)        (80)
Income tax expense (benefit).......................            27                1          28
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            25              (1)          24
Amounts reclassified from AOCI.....................           (2)               --         (2)
Income tax expense (benefit).......................             1               --           1
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.           (1)               --         (1)
                                                          -------          -------     -------
Balance at December 31, 2013.......................       $    24          $   (1)     $    23
                                                          =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------ ------------------------------------
                                                        Years Ended December 31,
                                                       ------------------------------
                                                         2013       2012      2011
                                                        --------  --------  --------
                                                             (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $      1   $    (5)  $    (5)  Other net investment gains (losses)
  Net unrealized investment gains (losses)............        1          2         1  Net investment income
                                                        --------  --------  --------
   Net unrealized investment gains (losses), before
    income tax........................................        2        (3)       (4)
   Income tax (expense) benefit.......................      (1)          1         1
                                                        --------  --------  --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $      1   $    (2)  $    (3)
                                                        ========  ========  ========
Total reclassifications, net of income tax............ $      1   $    (2)  $    (3)
                                                        ========  ========  ========

9. Other Expenses

  Information on other expenses was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2013     2012    2011
                                                -----    -----   -----
                                                  (In millions)
              Compensation..................... $   5    $   9   $  10
              Commissions......................    50       57      68
              Volume-related costs.............    --        3       7
              Capitalization of DAC............   (6)     (19)    (34)
              Amortization of DAC and VOBA.....  (89)      148     172
              Premium taxes, licenses and fees.     3        1       6
              Other............................    26       30      30
                                                 -----    -----   -----
                Total other expenses........... $(11)    $ 229   $ 259
                                                 =====    =====   =====

Capitalization and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax


   The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2013     2012    2011
                                                       -------  -----   -----
                                                         (In millions)
       Current:
        Federal...................................... $    38   $   8   $  24
       Deferred:
        Federal......................................   (105)      86      66
                                                       -------   -----  -----
          Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                       =======   =====  =====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                      2013     2012    2011
                                                     -------  -----   -----
                                                       (In millions)
        Tax provision at U.S. statutory rate....... $  (55)   $ 103   $ 107
        Tax effect of:
         Dividend received deduction...............    (12)    (11)    (13)
         Prior year tax............................     (2)       3     (2)
         Tax credits...............................     (1)     (1)     (2)
         Other, net................................       3      --      --
                                                     -------   -----  -----
        Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                     =======   =====  =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        -----------------
                                                          2013     2012
                                                        -------- --------
                                                          (In millions)
      Deferred income tax assets:
       Investments, including derivatives.............. $      9 $     --
       Tax credit carryforwards........................        5       --
       Other, net......................................        2
                                                        -------- --------
         Total deferred income tax assets..............       16       --
      Deferred income tax liabilities:
       Policyholder liabilities and receivables........      110      234
       DAC and VOBA....................................       86       33
       Net unrealized investment gains.................       11       40
       Investments, including derivatives..............       --       18
       Other...........................................        1        1
                                                        -------- --------
         Total deferred income tax liabilities.........      208      326
                                                        -------- --------
           Net deferred income tax asset (liability)... $  (192) $  (326)
                                                        ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Tax credit carryforwards of $5 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $18 million and $8 million at December 31, 2013 and 2012, respectively. The amounts due to affiliates include $8 million at December 31, 2011.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                  Year Ended
                                                                               December 31, 2013
                                                                               -----------------
                                                                                 (In millions)
Balance at January 1,.........................................................     $     --
Additions for tax positions of prior years....................................            3
                                                                                   --------
Balance at December 31,.......................................................     $      3
                                                                                   ========
Unrecognized tax benefits that, if recognized would impact the effective rate.     $      3
                                                                                   ========

   There were no unrecognized tax benefits at December 31, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest recognized in the statements of operations..........     $      1

                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest included in other liabilities in the balance sheets.     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $14 million and $8 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $2 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                              December 31,
                                                             ---------------
                                                              2013    2012
                                                             ------- -------
                                                              (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments. $     1 $     1
     Receivable for reimbursement of paid assessments (1)...       5       6
                                                             ------- -------
                                                             $     6 $     7
                                                             ======= =======
    Other Liabilities:
     Insolvency assessments................................. $     6 $     8
                                                             ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $7 million and $9 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million and $1 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $14 million and $13 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

12. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $78 million, $53 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $38 million, $34 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $25 million, $24 million and $26 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $2 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through March 31, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

General American Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated financial statements of General American Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and its subsidiary as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2014

            General American Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                            2013       2012
                                                                                         ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $6,984 and $6,836, respectively)..................................................... $    7,610 $    8,017
 Equity securities available-for-sale, at estimated fair value (cost: $69 and $63,
   respectively)........................................................................         74         64
 Mortgage loans (net of valuation allowances of $4 and $7, respectively)................        876        845
 Policy loans...........................................................................      1,757      1,774
 Real estate and real estate joint ventures.............................................         70         63
 Other limited partnership interests....................................................        233        210
 Short-term investments, at estimated fair value........................................        276        191
 Other invested assets, principally at estimated fair value.............................        117        141
                                                                                         ---------- ----------
   Total investments....................................................................     11,013     11,305
Cash and cash equivalents, at estimated fair value......................................         51         88
Accrued investment income...............................................................         99         98
Premiums, reinsurance and other receivables.............................................      2,802      2,716
Deferred policy acquisition costs and value of business acquired........................        311        257
Current income tax recoverable..........................................................         --          9
Other assets............................................................................        134        128
Separate account assets.................................................................        914        986
                                                                                         ---------- ----------
   Total assets......................................................................... $   15,324 $   15,587
                                                                                         ========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    5,401 $    5,231
Policyholder account balances...........................................................      5,597      5,584
Other policy-related balances...........................................................        240        287
Policyholder dividends payable..........................................................         83         89
Payables for collateral under securities loaned and other transactions..................        692        603
Long-term debt..........................................................................        103        102
Current income tax payable..............................................................         17         --
Deferred income tax liability...........................................................        124        329
Other liabilities.......................................................................        724        736
Separate account liabilities............................................................        914        986
                                                                                         ---------- ----------
   Total liabilities....................................................................     13,895     13,947
                                                                                         ---------- ----------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares
  issued and outstanding................................................................          3          3
Additional paid-in capital..............................................................        853        865
Retained earnings.......................................................................        220         35
Accumulated other comprehensive income (loss)...........................................        353        737
                                                                                         ---------- ----------
   Total stockholder's equity...........................................................      1,429      1,640
                                                                                         ---------- ----------
   Total liabilities and stockholder's equity........................................... $   15,324 $   15,587
                                                                                         ========== ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                  2013      2012      2011
                                                                --------- --------- ---------
Revenues
Premiums....................................................... $     520 $     431 $     302
Universal life and investment-type product policy fees.........        97       118       115
Net investment income..........................................       532       503       491
Other revenues.................................................        12         5        15
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (5)       (5)       (2)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............       (2)       (1)       (1)
 Other net investment gains (losses)...........................        22        11        44
                                                                --------- --------- ---------
   Total net investment gains (losses).........................        15         5        41
 Net derivative gains (losses).................................       127      (32)        40
                                                                --------- --------- ---------
     Total revenues............................................     1,303     1,030     1,004
                                                                --------- --------- ---------
Expenses
Policyholder benefits and claims...............................       638       581       499
Interest credited to policyholder account balances.............       138       145       134
Policyholder dividends.........................................       131       144       151
Other expenses.................................................       118       141       127
                                                                --------- --------- ---------
     Total expenses............................................     1,025     1,011       911
                                                                --------- --------- ---------
Income (loss) before provision for income tax..................       278        19        93
Provision for income tax expense (benefit).....................        93         5        42
                                                                --------- --------- ---------
Net income (loss).............................................. $     185 $      14 $      51
                                                                ========= ========= =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013     2012     2011
                                                                      --------- ------- ---------
Net income (loss).................................................... $     185 $    14 $      51
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (590)     174       337
 Unrealized gains (losses) on derivatives............................       (3)     (1)        --
 Foreign currency translation adjustments............................         2     (1)        --
 Defined benefit plans adjustment....................................        --     (2)       (4)
                                                                      --------- ------- ---------
Other comprehensive income (loss), before income tax.................     (591)     170       333
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................       207    (59)     (118)
                                                                      --------- ------- ---------
Other comprehensive income (loss), net of income tax.................     (384)     111       215
                                                                      --------- ------- ---------
Comprehensive income (loss).......................................... $   (199) $   125 $     266
                                                                      ========= ======= =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
              For the Year Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      Accumulated Other Comprehensive Income (Loss)
                                                    -------------------------------------------------
                                                         Net                     Foreign    Defined
                                Additional            Unrealized   Other-Than-  Currency    Benefit       Total
                         Common  Paid-in   Retained   Investment    Temporary  Translation   Plans    Stockholder's
                         Stock   Capital   Earnings Gains (Losses) Impairments Adjustments Adjustment    Equity
                         ------ ---------- -------- -------------- ----------- ----------- ---------- -------------
Balance at December 31,
  2010.................. $   3  $   1,029  $  (11)     $   433       $  (10)    $   (10)    $   (2)     $   1,432
Dividends on common
  stock.................            (164)     (19)                                                          (183)
Net income (loss).......                        51                                                             51
Other comprehensive
  income (loss), net of
  income tax............                                   219           (1)                    (3)           215
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2011..................     3        865       21         652          (11)        (10)        (5)         1,515
Net income (loss).......                        14                                                             14
Other comprehensive
  income (loss), net of
  income tax............                                   108             6         (1)        (2)           111
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2012..................     3        865       35         760           (5)        (11)        (7)         1,640
Return of Capital.......             (12)                                                                    (12)
Net income (loss).......                       185                                                            185
Other comprehensive
  income (loss), net of
  income tax............                                 (389)             3           2         --         (384)
                         -----  ---------  -------     -------       -------    --------    -------     ---------
Balance at December 31,
  2013.................. $   3  $     853  $   220     $   371       $   (2)    $    (9)    $   (7)     $   1,429
                         =====  =========  =======     =======       =======    ========    =======     =========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                                       2013       2012
                                                                                                    ---------- ----------
Cash flows from operating activities
Net income (loss).................................................................................. $      185 $       14
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................          6          6
  Amortization of premiums and accretion of discounts associated with investments, net.............       (43)       (39)
  (Gains) losses on investments and derivatives and from sales of businesses, net..................      (130)         40
  (Income) loss from equity method investments, net of dividends or distributions..................        (8)        (9)
  Interest credited to policyholder account balances...............................................        138        145
  Interest (income) expense on equity linked notes.................................................       (14)        (6)
  Universal life and investment-type product policy fees...........................................       (97)      (118)
  Change in premiums, reinsurance and other receivables............................................       (82)      (167)
  Change in deferred policy acquisition costs and value of business acquired, net..................       (97)       (77)
  Change in income tax.............................................................................         28       (12)
  Change in other assets...........................................................................          6          6
  Change in insurance-related liabilities and policy-related balances..............................        134        161
  Change in other liabilities......................................................................          4          7
  Other, net.......................................................................................        (1)          5
                                                                                                    ---------- ----------
Net cash provided by (used in) operating activities................................................         29       (44)
                                                                                                    ---------- ----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................      2,267      1,914
   Equity securities...............................................................................          7          8
   Mortgage loans..................................................................................        132         24
   Real estate and real estate joint ventures......................................................          6         --
   Other limited partnership interests.............................................................         19         25
  Purchases of:
   Fixed maturity securities.......................................................................    (2,294)    (1,959)
   Equity securities...............................................................................       (12)       (36)
   Mortgage loans..................................................................................      (161)      (265)
   Real estate and real estate joint ventures......................................................       (14)       (12)
   Other limited partnership interests.............................................................       (34)       (37)
  Cash received in connection with freestanding derivatives........................................         71         46
  Cash paid in connection with freestanding derivatives............................................        (6)       (85)
  Issuances of loans to affiliates.................................................................         --         --
  Net change in policy loans.......................................................................         17         23
  Net change in short-term investments.............................................................       (85)         63
  Net change in other invested assets..............................................................        (7)          5
                                                                                                    ---------- ----------
Net cash provided by (used in) investing activities................................................       (94)      (286)
                                                                                                    ---------- ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................      1,417      1,820
   Withdrawals.....................................................................................    (1,466)    (1,262)
  Net change in payables for collateral under securities loaned and other transactions.............         89      (212)
  Return of capital................................................................................       (12)         --
  Dividends on common stock........................................................................         --         --
                                                                                                    ---------- ----------
Net cash provided by (used in) financing activities................................................         28        346
                                                                                                    ---------- ----------
Change in cash and cash equivalents................................................................       (37)         16
Cash and cash equivalents, beginning of year.......................................................         88         72
                                                                                                    ---------- ----------
Cash and cash equivalents, end of year............................................................. $       51 $       88
                                                                                                    ========== ==========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $        8 $        8
                                                                                                    ========== ==========
   Income tax...................................................................................... $       59 $       18
                                                                                                    ========== ==========

                                                                                                       2011
                                                                                                    ----------
Cash flows from operating activities
Net income (loss).................................................................................. $       51
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................          7
  Amortization of premiums and accretion of discounts associated with investments, net.............       (46)
  (Gains) losses on investments and derivatives and from sales of businesses, net..................       (68)
  (Income) loss from equity method investments, net of dividends or distributions..................        (7)
  Interest credited to policyholder account balances...............................................        134
  Interest (income) expense on equity linked notes.................................................          9
  Universal life and investment-type product policy fees...........................................      (115)
  Change in premiums, reinsurance and other receivables............................................      (104)
  Change in deferred policy acquisition costs and value of business acquired, net..................       (38)
  Change in income tax.............................................................................         89
  Change in other assets...........................................................................         13
  Change in insurance-related liabilities and policy-related balances..............................        (9)
  Change in other liabilities......................................................................         47
  Other, net.......................................................................................         26
                                                                                                    ----------
Net cash provided by (used in) operating activities................................................       (11)
                                                                                                    ----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................      1,375
   Equity securities...............................................................................        201
   Mortgage loans..................................................................................         48
   Real estate and real estate joint ventures......................................................         --
   Other limited partnership interests.............................................................         19
  Purchases of:
   Fixed maturity securities.......................................................................    (2,095)
   Equity securities...............................................................................       (29)
   Mortgage loans..................................................................................       (93)
   Real estate and real estate joint ventures......................................................        (2)
   Other limited partnership interests.............................................................       (52)
  Cash received in connection with freestanding derivatives........................................         62
  Cash paid in connection with freestanding derivatives............................................       (63)
  Issuances of loans to affiliates.................................................................       (50)
  Net change in policy loans.......................................................................         10
  Net change in short-term investments.............................................................       (79)
  Net change in other invested assets..............................................................       (12)
                                                                                                    ----------
Net cash provided by (used in) investing activities................................................      (760)
                                                                                                    ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................        993
   Withdrawals.....................................................................................      (473)
  Net change in payables for collateral under securities loaned and other transactions.............        241
  Return of capital................................................................................         --
  Dividends on common stock........................................................................      (183)
                                                                                                    ----------
Net cash provided by (used in) financing activities................................................        578
                                                                                                    ----------
Change in cash and cash equivalents................................................................      (193)
Cash and cash equivalents, beginning of year.......................................................        265
                                                                                                    ----------
Cash and cash equivalents, end of year............................................................. $       72
                                                                                                    ==========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest........................................................................................ $        8
                                                                                                    ==========
   Income tax...................................................................................... $     (42)
                                                                                                    ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  General American Life Insurance Company ("General American") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"). General American is a Missouri corporation incorporated in 1933. MLIC is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of General American and its subsidiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Such reclassifications include ($9) million and ($7) million from other, net to (income) loss from equity method investments, net of dividends or distributions, all within cash flows from operating activities, in the statements of cash flows for the years ended December 31, 2012 and 2011, respectively.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

     ----------------------------------------------------------------------
     Accounting Policy                                                 Note
     ----------------------------------------------------------------------
     Insurance                                                          2
     ----------------------------------------------------------------------
     Deferred Policy Acquisition Costs and Value of Business Acquired   3
     ----------------------------------------------------------------------
     Reinsurance                                                        4
     ----------------------------------------------------------------------
     Investments                                                        5
     ----------------------------------------------------------------------
     Derivatives                                                        6
     ----------------------------------------------------------------------
     Fair Value                                                         7
     ----------------------------------------------------------------------
     Income Tax                                                         11
     ----------------------------------------------------------------------
     Litigation Contingencies                                           12
     ----------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5. Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Tax credit partnerships derive a significant source of investment return in the form of income tax credits and other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Embedded Derivatives

    The Company is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   During the 2011 goodwill impairment test performed by the Company, a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $35 million

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 goodwill impairment charge, representing its accumulated goodwill impairment loss, reflected in other expenses for the year ended December 31, 2011.

 Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   General American joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the company or subsidiary has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $66 million and $76 million at December 31, 2013 and 2012, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $63 million and $70 million at December 31, 2013 and 2012, respectively. Related depreciation and amortization expense was $3 million for each of the years ended December 31, 2013, 2012 and 2011.

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $10 million for both of the years ended December 31, 2013 and 2012. Accumulated amortization of capitalized software was $7 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $1 million for each of the years ended December 31, 2013, 2012 and 2011.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements, administrative service fees, and changes in account value relating to the Company's corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative cost previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative

            General American Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 6%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 7%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 9%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       is 5%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

            General American Life Insurance Company and Subsidiary

  Participating business represented 20% and 19% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 79%, 78% and 99% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 6%, less expenses, mortality charges and withdrawals.

Guarantees

  The Company issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            General American Life Insurance Company and Subsidiary

  Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                   Universal and
                                        Annuity    Variable Life
                                       Contracts     Contracts
                                     ------------- -------------
                                      Guaranteed
                                     Annuitization   Secondary
                                       Benefits     Guarantees    Total
                                     ------------- ------------- -------
                                                (In millions)
       Direct
       Balance at January 1, 2011...      $      7      $     93 $   100
       Incurred guaranteed benefits.            --           (9)     (9)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.             7            84      91
       Incurred guaranteed benefits.           (1)            13      12
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.             6            97     103
       Incurred guaranteed benefits.            --            11      11
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $      6      $    108 $   114
                                          ========      ======== =======
       Ceded
       Balance at January 1, 2011...      $     --      $     88 $    88
       Incurred guaranteed benefits.            --           (8)     (8)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.            --            80      80
       Incurred guaranteed benefits.            --            13      13
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.            --            93      93
       Incurred guaranteed benefits.            --            11      11
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $     --      $    104 $   104
                                          ========      ======== =======
       Net
       Balance at January 1, 2011...      $      7      $      5 $    12
       Incurred guaranteed benefits.            --           (1)     (1)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2011.             7             4      11
       Incurred guaranteed benefits.           (1)            --     (1)
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2012.             6             4      10
       Incurred guaranteed benefits.            --            --      --
       Paid guaranteed benefits.....            --            --      --
                                          --------      -------- -------
       Balance at December 31, 2013.      $      6      $      4 $    10
                                          ========      ======== =======

            General American Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2013    2012
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $    20 $    16
                        Money Market....       2       2
                        Bond............       2       2
                        Balanced........       1       1
                                         ------- -------
                         Total.......... $    25 $    21
                                         ======= =======

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Two Tier Annuities

    Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                      December 31,
                                                 -----------------------
                                                    2013        2012
                                                 ----------- -----------
                                                    At Annuitization
                                                 -----------------------
                                                      (In millions)
        Annuity Contracts (1)
        Two Tier Annuities
        General account value................... $       269 $       274
        Net amount at risk...................... $        48 $        48
        Average attained age of contractholders.    64 years    64 years

            General American Life Insurance Company and Subsidiary

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     1,642 $     1,559
     Net amount at risk........................... $    13,732 $    14,321
     Average attained age of policyholders........    63 years    62 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  General American is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2013       2012
                                       ---------- ----------
                                           (In millions)
                   FHLB of Des Moines. $       50 $       55

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ------------------
                                              December 31,
                               ---------------------------------------
                                  2013      2012       2013       2012
                               ---------- --------- -------    -------
                                             (In millions)
       FHLB of Des Moines (1). $    1,000 $   1,000 $1,118 (2) $1,298 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

            General American Life Insurance Company and Subsidiary

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $829 million and $905 million at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $85 million and $81 million at December 31, 2013 and 2012, respectively. The average interest rate credited on these contracts was 2.03% and 2.51% at December 31, 2013 and 2012, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3.  Deferred Policy Acquisition Costs and Value of Business Acquired

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance and nonparticipating whole life insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross

            General American Life Insurance Company and Subsidiary margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

            General American Life Insurance Company and Subsidiary

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                   2013     2012    2011
                                                                   ------  ------  ------
                                                                     (In millions)
DAC
Balance at January 1,............................................ $  210   $  133  $   80
Capitalizations..................................................    142      124      57
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).    (2)       --      --
 Other expenses..................................................   (34)     (37)     (9)
                                                                   ------  ------  ------
   Total amortization............................................   (36)     (37)     (9)
                                                                   ------  ------  ------
Unrealized investment gains (losses).............................   (51)     (10)       5
                                                                   ------  ------  ------
Balance at December 31,..........................................    265      210     133
                                                                   ------  ------  ------
VOBA
Balance at January 1,............................................     47       62      80
Amortization related to:
 Other expenses..................................................    (9)     (10)    (10)
                                                                   ------  ------  ------
   Total amortization............................................    (9)     (10)    (10)
                                                                   ------  ------  ------
Unrealized investment gains (losses).............................      8      (5)     (8)
                                                                   ------  ------  ------
Balance at December 31,..........................................     46       47      62
                                                                   ------  ------  ------
Total DAC and VOBA
Balance at December 31,.......................................... $  311   $  257  $  195
                                                                   ======  ======  ======

            General American Life Insurance Company and Subsidiary

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          8
                  2015.......................... $          7
                  2016.......................... $          3
                  2017.......................... $          4
                  2018.......................... $          4

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most new individual life insurance policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $3 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

            General American Life Insurance Company and Subsidiary

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $431 million and $440 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $684 million of net unaffiliated ceded reinsurance recoverables. Of this total, $562 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $311 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $576 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $317 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                                -----------------------
                                                                 2013     2012    2011
                                                                -------  ------- -------
                                                                     (In millions)
Premiums
 Direct premiums............................................... $   260  $   294 $   320
 Reinsurance assumed...........................................     549      444     297
 Reinsurance ceded.............................................   (289)    (307)   (315)
                                                                -------  ------- -------
   Net premiums................................................ $   520  $   431 $   302
                                                                =======  ======= =======
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $   277  $   278 $   289
 Reinsurance assumed...........................................       1       --      --
 Reinsurance ceded.............................................   (181)    (160)   (174)
                                                                -------  ------- -------
   Net universal life and investment-type product policy fees.. $    97  $   118 $   115
                                                                =======  ======= =======
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $   548  $   613 $   606
 Reinsurance assumed...........................................     393      355     223
 Reinsurance ceded.............................................   (303)    (387)   (330)
                                                                -------  ------- -------
   Net policyholder benefits and claims........................ $   638  $   581 $   499
                                                                =======  ======= =======
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $   220  $   223 $   210
 Reinsurance assumed...........................................       1       --      --
 Reinsurance ceded.............................................    (83)     (78)    (76)
                                                                -------  ------- -------
   Net interest credited to policyholder account balances...... $   138  $   145 $   134
                                                                =======  ======= =======
Other expenses
 Direct other expenses......................................... $    98  $   109 $   158
 Reinsurance assumed...........................................      80      120      55
 Reinsurance ceded.............................................    (60)     (88)    (86)
                                                                -------  ------- -------
   Net other expenses.......................................... $   118  $   141 $   127
                                                                =======  ======= =======

            General American Life Insurance Company and Subsidiary

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                      December 31,
                                       ---------------------------------------------------------------------------
                                                        2013                                  2012
                                       -------------------------------------- ------------------------------------
                                                                      Total                                Total
                                                                     Balance                              Balance
                                         Direct   Assumed    Ceded    Sheet    Direct  Assumed    Ceded    Sheet
                                       ---------- -------- --------  -------- -------- -------- --------  --------
                                                                      (In millions)
Assets
Premiums, reinsurance and
 other receivables.................... $       25 $     99 $  2,678  $  2,802 $     27 $     74 $  2,615  $  2,716
Deferred policy acquisition costs and
 value of business acquired...........        214      249     (152)      311      243      139     (125)      257
                                       ---------- -------- --------  -------- -------- -------- --------  --------
  Total assets........................ $      239 $    348 $  2,526  $  3,113 $    270 $    213 $  2,490  $  2,973
                                       ========== ======== ========  ======== ======== ======== ========  ========
Liabilities
Future policy benefits................ $    4,846 $    555 $     --  $  5,401 $  4,915 $    316 $     --  $  5,231
Other policy-related balances.........        220       65      (45)      240      270       64      (47)      287
Other liabilities.....................        150       56      518       724      135       47      554       736
                                       ---------- -------- --------  -------- -------- -------- --------  --------
  Total liabilities................... $    5,216 $    676 $    473  $  6,365 $  5,320 $    427 $    507  $  6,254
                                       ========== ======== ========  ======== ======== ======== ========  ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $274 million and $256 million at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company, all of which are related parties.

            General American Life Insurance Company and Subsidiary

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                               ---------------------
                                                                2013      2012    2011
                                                               ------    ------  -----
                                                                   (In millions)
Premiums
 Reinsurance assumed.......................................... $  313    $  202  $  62
 Reinsurance ceded............................................    (11)      (11)    (7)
                                                               ------    ------  -----
   Net premiums............................................... $  302    $  191  $  55
                                                               ======    ======  =====
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $    1    $   --  $  --
 Reinsurance ceded............................................    (80)      (83)   (90)
                                                               ------    ------  -----
   Net universal life and investment-type product policy fees. $  (79)   $  (83) $ (90)
                                                               ======    ======  =====
Policyholder benefits and claims
 Reinsurance assumed.......................................... $  262    $  172  $  54
 Reinsurance ceded............................................    (11)      (19)   (14)
                                                               ------    ------  -----
   Net policyholder benefits and claims....................... $  251    $  153  $  40
                                                               ======    ======  =====
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $   --    $   --  $  --
 Reinsurance ceded............................................    (81)      (78)   (76)
                                                               ------    ------  -----
   Net interest credited to policyholder account balances..... $  (81)   $  (78) $ (76)
                                                               ======    ======  =====
Other expenses
 Reinsurance assumed.......................................... $   46    $   66  $  21
 Reinsurance ceded............................................    (28)      (33)   (48)
                                                               ------    ------  -----
   Net other expenses......................................... $   18    $   33  $ (27)
                                                               ======    ======  =====

  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                       December 31,
                                                         ----------------------------------------
                                                                 2013                 2012
                                                         -------------------  -------------------
                                                         Assumed     Ceded    Assumed     Ceded
                                                         -------- ----------  -------- ----------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables............. $     99 $    1,963  $     74 $    1,880
Deferred policy acquisition costs and value of business
  acquired..............................................      249       (122)      139       (121)
                                                         -------- ----------  -------- ----------
 Total assets........................................... $    348 $    1,841  $    213 $    1,759
                                                         ======== ==========  ======== ==========
Liabilities
Future policy benefits.................................. $    451 $       --  $    219 $       --
Other policy-related balances...........................        7        (45)        2        (47)
Other liabilities.......................................       56         27        47         35
                                                         -------- ----------  -------- ----------
 Total liabilities...................................... $    514 $      (18) $    268 $      (12)
                                                         ======== ==========  ======== ==========

            General American Life Insurance Company and Subsidiary

  In January 2011, the Company entered into two reinsurance agreements to assume 90% of certain participating whole life product policies on a coinsurance basis from two affiliates. The Company assumed premiums of $313 million, $202 million and $62 million and assumed benefits and related expenses of $307 million, $238 million and $75 million for the years ended December 31, 2013, 2012 and 2011, respectively. In connection with these agreements, the Company recorded assumed DAC and VOBA of $249 million and $139 million, premiums, reinsurance and other receivables of $97 million and $74 million, future policy benefits of $451 million and $219 million and affiliated reinsurance payables, included in other liabilities, of $56 million and $47 million at December 31, 2013 and 2012, respectively.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion and $1.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $273 million and $253 million at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5.  Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

            General American Life Insurance Company and Subsidiary

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                               December 31, 2013                             December 31, 2012
                                 --------------------------------------------- ---------------------------------------------
                                               Gross Unrealized                              Gross Unrealized
                                  Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                 Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                   Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                 --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.................. $  2,355  $    222 $     23  $  --  $  2,554  $   2,442 $    363 $     11  $  --  $  2,794
Foreign government..............      848       277       14     --     1,111        828      444       --     --     1,272
Foreign corporate...............      999       141       30     --     1,110      1,023      230       17     --     1,236
RMBS............................    1,093        38       19      3     1,109        858       60       11      8       899
U.S. Treasury and agency........    1,020        32       16     --     1,036        784       99       --     --       883
CMBS............................      382        10        2     --       390        564       22       12     --       574
ABS.............................      211         6        1     --       216        261        9        3     --       267
State and political subdivision.       76         8       --     --        84         76       16       --     --        92
                                 --------  -------- --------  -----  --------  --------- -------- --------  -----  --------
 Total fixed maturity
  securities.................... $  6,984  $    734 $    105  $   3  $  7,610  $   6,836 $  1,243 $     54  $   8  $  8,017
                                 ========  ======== ========  =====  ========  ========= ======== ========  =====  ========
Equity securities
Common stock.................... $     69  $      5 $     --  $  --  $     74  $      63 $      1 $     --  $  --  $     64
                                 --------  -------- --------  -----  --------  --------- -------- --------  -----  --------
 Total equity securities........ $     69  $      5 $     --  $  --  $     74  $      63 $      1 $     --  $  --  $     64
                                 ========  ======== ========  =====  ========  ========= ======== ========  =====  ========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $4 million with unrealized gains (losses) of $3 million and $3 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

            General American Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $    272  $    286  $    492  $    508
Due after one year through five years......    1,119     1,229       966     1,074
Due after five years through ten years.....    1,508     1,694     1,392     1,704
Due after ten years........................    2,399     2,686     2,303     2,991
                                            --------  --------  --------  --------
   Subtotal................................    5,298     5,895     5,153     6,277
Structured securities (RMBS, CMBS and ABS).    1,686     1,715     1,683     1,740
                                            --------  --------  --------  --------
       Total fixed maturity securities..... $  6,984  $  7,610  $  6,836  $  8,017
                                            ========  ========  ========  ========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

            General American Life Insurance Company and Subsidiary

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $    226    $  11     $   61     $  12     $   36      $  2     $  111     $   9
Foreign government...............      136       13          6         1          8        --         --        --
Foreign corporate................      249       12         57        18         63         2         32        15
RMBS.............................      593       15         82         7         21         1        110        18
U.S. Treasury and agency.........      479       16          1        --         48        --         --        --
CMBS.............................       50        1         35         1         41        --         33        12
ABS..............................        8       --         26         1         12        --         30         3
State and political subdivision..        2       --         --        --          2        --         --        --
                                  --------    -----     ------     -----     ------      ----     ------     -----
 Total fixed maturity
   securities.................... $  1,743    $  68     $  268     $  40     $  231      $  5     $  316     $  57
                                  ========    =====     ======     =====     ======      ====     ======     =====
Total number of securities in an
  unrealized loss position.......      320                  61                   57                   76
                                  ========              ======               ======               ======

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche

            General American Life Insurance Company and Subsidiary structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

            General American Life Insurance Company and Subsidiary

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $46 million during the year ended December 31, 2013 from $62 million to $108 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $12 million of the total $108 million of gross unrealized losses were from seven fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $12 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $11 million, or 92%, are related to gross unrealized losses on four investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $12 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $1 million, or 8%, are related to gross unrealized losses on three below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and U.S. corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security, and evaluates U.S. corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer.

            General American Life Insurance Company and Subsidiary

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                   --------------------------------------------
                                           2013                   2012
                                   --------------------- ----------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- --------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................    $  836       95.4%    $  825        97.6%
  Agricultural....................        44         5.0        27          3.2
                                      ------     -------    ------     --------
    Subtotal (1)..................       880       100.4       852        100.8
  Valuation allowances............       (4)       (0.4)       (7)        (0.8)
                                      ------     -------    ------     --------
      Total mortgage loans, net...    $  876      100.0%    $  845       100.0%
                                      ======     =======    ======     ========

--------

(1)Purchases of mortgage loans were $3 million for the year ended December 31, 2013. The Company purchased $195 million of mortgage loans at estimated fair value from an affiliate, MetLife Bank, National Association, during the year ended December 31, 2012.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                  December 31,
                                           -----------------------------------------------------------
                                                       2013                          2012
                                           ----------------------------- -----------------------------
                                           Commercial Agricultural Total Commercial Agricultural Total
                                           ---------- ------------ ----- ---------- ------------ -----
                                                                  (In millions)
Mortgage loans:
 Evaluated individually for credit losses.   $  --        $ --     $  --   $  17        $ --     $  17
 Evaluated collectively for credit losses.     836          44       880     808          27       835
                                             -----        ----     -----   -----        ----     -----
   Total mortgage loans...................     836          44       880     825          27       852
                                             -----        ----     -----   -----        ----     -----
Valuation allowances:
 Specific credit losses...................      --          --        --       2          --         2
 Non-specifically identified
   credit losses..........................       4          --         4       5          --         5
                                             -----        ----     -----   -----        ----     -----
   Total valuation allowances.............       4          --         4       7          --         7
                                             -----        ----     -----   -----        ----     -----
     Mortgage loans, net of
       valuation allowance................   $ 832        $ 44     $ 876   $ 818        $ 27     $ 845
                                             =====        ====     =====   =====        ====     =====

            General American Life Insurance Company and Subsidiary

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural Total
                                        ---------- ------------ ------
                                                (In millions)
          Balance at January 1, 2011...   $    6     $    --    $    6
          Provision (release)..........      (2)          --       (2)
                                          ------     -------    ------
          Balance at December 31, 2011.        4          --         4
          Provision (release)..........        3          --         3
                                          ------     -------    ------
          Balance at December 31, 2012.        7          --         7
          Provision (release)..........      (3)          --       (3)
                                          ------     -------    ------
          Balance at December 31, 2013.   $    4     $    --    $    4
                                          ======     =======    ======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis,

            General American Life Insurance Company and Subsidiary estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at :

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------        % of     Estimated   % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total  Total   Fair Value   Total
                       ------- ------------- ------- ------ ------ ------------- ------
                                      (In millions)                (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  771      $  --      $  24  $  795  95.1%    $  847      95.6%
65% to 75%............     15         --         --      15    1.8        14        1.6
76% to 80%............      3         --         23      26    3.1        25        2.8
Greater than 80%......     --         --         --      --     --        --         --
                       ------      -----      -----  ------ ------    ------     ------
 Total................ $  789      $  --      $  47  $  836 100.0%    $  886     100.0%
                       ======      =====      =====  ====== ======    ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  723      $  17      $  --  $  740  89.7%    $  817      90.8%
65% to 75%............     23         18         23      64    7.8        65        7.2
76% to 80%............      3         --          1       4    0.5         4        0.4
Greater than 80%......     --         --         17      17    2.0        14        1.6
                       ------      -----      -----  ------ ------    ------     ------
 Total................ $  749      $  35      $  41  $  825 100.0%    $  900     100.0%
                       ======      =====      =====  ====== ======    ======     ======

            General American Life Insurance Company and Subsidiary

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012.

 Impaired Mortgage Loans

   The Company had no impaired mortgage loans at December 31, 2013. For the year ended December 31, 2013, the average investment on impaired commercial mortgage loans and agricultural mortgage loans were $3 million and $0, respectively. The Company had one impaired commercial mortgage loan with an unpaid principal balance and recorded investment of $17 million, and a carrying value of $15 million at December 31, 2012. For the year ended December 31, 2012, the average investment on impaired commercial mortgage loans and agricultural mortgage loans were $13 million and $2 million, respectively. For the year ended December 31, 2011, the average investment on impaired agricultural mortgage loans was $3 million. Interest income on impaired mortgage loans was $0, $1 million and less than $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of freestanding derivatives with positive estimated fair values, loans to affiliates (see "-- Related Party Investment Transactions") and tax credit partnerships.

            General American Life Insurance Company and Subsidiary

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $18 million and $71 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                         2013    2012     2011
                                                                        ------ -------- --------
                                                                             (In millions)
Fixed maturity securities.............................................. $  629 $  1,189 $  1,009
Fixed maturity securities with noncredit OTTI losses in AOCI...........    (3)      (8)     (16)
                                                                        ------ -------- --------
 Total fixed maturity securities.......................................    626    1,181      993
Equity securities......................................................      5        1       --
Derivatives............................................................    (5)      (2)      (1)
                                                                        ------ -------- --------
 Subtotal..............................................................    626    1,180      992
                                                                        ------ -------- --------
Amounts allocated from:
 Insurance liability loss recognition..................................     --      (4)      (4)
 DAC and VOBA..........................................................   (60)     (17)      (2)
                                                                        ------ -------- --------
   Subtotal............................................................   (60)     (21)      (6)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................      1        3        5
Deferred income tax benefit (expense)..................................  (198)    (407)    (350)
                                                                        ------ -------- --------
Net unrealized investment gains (losses)............................... $  369 $    755 $    641
                                                                        ====== ======== ========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              ------------------------
                                                                2013         2012
                                                                --------    --------
                                                                (In millions)
 Balance at January 1,....................................... $    (8)     $   (16)
 Noncredit OTTI losses and subsequent changes recognized (1).        2            1
 Securities sold with previous noncredit OTTI loss...........        2            3
 Subsequent changes in estimated fair value..................        1            4
                                                                --------    --------
 Balance at December 31,..................................... $    (3)     $    (8)
                                                                ========    ========

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $2 million and $1 million for the years ended December 31, 2013 and 2012, respectively.

            General American Life Insurance Company and Subsidiary

  The changes in net unrealized investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                          2013     2012    2011
                                                                          ------  ------  ------
                                                                            (In millions)
Balance at January 1,................................................... $  755   $  641  $  423
Fixed maturity securities on which noncredit OTTI losses have
  been recognized.......................................................      5        8     (1)
Unrealized investment gains (losses) during the year....................  (559)      180     342
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................      4       --     (1)
 DAC and VOBA...........................................................   (43)     (15)     (3)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................    (2)      (2)      --
 Deferred income tax benefit (expense)..................................    209     (57)   (119)
                                                                          ------  ------  ------
Balance at December 31,................................................. $  369   $  755  $  641
                                                                          ======  ======  ======
Change in net unrealized investment gains (losses)...................... $(386)   $  114  $  218
                                                                          ======  ======  ======

Concentrations of Credit Risk

  Investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, were in fixed income securities of the Canadian federal and provincial governments with an estimated fair value of $1.0 billion and $1.2 billion at December 31, 2013 and 2012, respectively.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
      Amortized cost........................................ $  597 $  536
      Estimated fair value.................................. $  617 $  582
     Cash collateral on deposit from counterparties (2)..... $  637 $  596
     Security collateral on deposit from counterparties (3). $   -- $    1
     Reinvestment portfolio -- estimated fair value......... $  634 $  591

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            General American Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities at:

                                                               December 31,
                                                             -----------------
                                                               2013     2012
                                                             -------- --------
                                                               (In millions)
 Invested assets on deposit (regulatory deposits)........... $  1,265 $  1,470
 Invested assets pledged as collateral (1)..................    1,126    1,299
                                                             -------- --------
 Total invested assets on deposit and pledged as collateral. $  2,391 $  2,769
                                                             ======== ========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2), and derivative transactions (see Note 6).

    See"-- Securities Lending" for securities on loan.

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $254 million at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $83 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss). This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $106.7 billion and $100.6 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled
$2.9 billion and $2.2 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $11.4 billion, $6.0 billion and $3.3 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

            General American Life Insurance Company and Subsidiary

Variable Interest Entities

  The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $  1,715  $  1,715   $  1,740  $  1,740
 U.S. and foreign corporate.....................       47        47         72        72
Other limited partnership interests.............      176       227        150       215
Other invested assets...........................        1        --          1        --
                                                 --------  --------   --------  --------
 Total.......................................... $  1,939  $  1,989   $  1,963  $  2,027
                                                 ========  ========   ========  ========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $1 million at both December 31, 2013 and 2012. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

Net Investment Income

  The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
    Investment income:
     Fixed maturity securities......................... $  365   $  355  $  341
     Equity securities.................................      2        1       1
     Mortgage loans....................................     46       44      38
     Policy loans......................................     94       97     105
     Real estate and real estate joint ventures........      8        9       9
     Other limited partnership interests...............     33       17      14
     Cash, cash equivalents and short-term investments.      1        1       1
     Other.............................................      1      (2)      --
                                                         ------  ------  ------
       Subtotal........................................    550      522     509
     Less: Investment expenses.........................     18       19      18
                                                         ------  ------  ------
         Net investment income......................... $  532   $  503  $  491
                                                         ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

            General American Life Insurance Company and Subsidiary

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                         2013     2012    2011
                                                                          -----   ----     -----
                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Finance............................................................ $ (3)    $(4)    $  --
                                                                          -----    ----    -----
       Total U.S. and foreign corporate securities......................   (3)     (4)       --
   RMBS.................................................................   (4)     (1)      (1)
   ABS..................................................................    --     (1)      (2)
                                                                          -----    ----    -----
 OTTI losses on fixed maturity securities recognized in earnings........   (7)     (6)      (3)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    25      16       10
                                                                          -----    ----    -----
        Total gains (losses) on fixed maturity securities...............    18      10        7
                                                                          -----    ----    -----
 Equity securities......................................................    --       3       45
 Mortgage loans.........................................................     4     (4)        2
 Other gains (losses)...................................................   (7)     (4)     (13)
                                                                          -----    ----    -----
        Total net investment gains (losses)............................. $  15    $  5    $  41
                                                                          =====    ====    =====

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($3) million, $17 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

            General American Life Insurance Company and Subsidiary

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                              Years Ended December 31,
                                  ------------------------------------------------------------
                                   2013     2012    2011    2013  2012  2011   2013  2012 2011
                                   ------   ----    ----    ----  ----  ----  ------ ---- ----
                                  Fixed Maturity Securities Equity Securities      Total
                                  ------------------------- ----------------- ----------------
                                                   (In millions)
Proceeds......................... $1,400    $936    $759    $ 2   $ 6   $197  $1,402 $942 $956
                                   ======    ====    ====   ===   ===   ====  ====== ==== ====
Gross investment gains........... $   29    $ 23    $ 18    $--   $ 3   $ 45  $   29 $ 26 $ 63
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
Gross investment losses..........    (4)     (7)     (8)     --    --     --     (4)  (7)  (8)
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
Total OTTI losses:
 Credit-related..................    (4)     (2)     (3)     --    --     --     (4)  (2)  (3)
 Other (1).......................    (3)     (4)      --     --    --     --     (3)  (4)   --
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
   Total OTTI losses.............    (7)     (6)     (3)     --    --     --     (7)  (6)  (3)
                                   ------    ----    ----   ---   ---   ----  ------ ---- ----
       Net investment gains
         (losses)................ $   18    $ 10    $  7    $--   $ 3   $ 45  $   18 $ 13 $ 52
                                   ======    ====    ====   ===   ===   ====  ====== ==== ====

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities and (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                    2013         2012
                                                                                   --------    --------
                                                                                   (In millions)
Balance, at January 1,.......................................................... $      5     $      5
Additions:
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.....................................................................        3            1
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI......................................      (1)          (1)
                                                                                   --------    --------
Balance, at December 31,........................................................ $      7     $      5
                                                                                   ========    ========

            General American Life Insurance Company and Subsidiary

Related Party Investment Transactions

  The Company has affiliated loans outstanding to a wholly-owned real estate subsidiary of MLIC, which are included in mortgage loans, with a carrying value of $87 million and $77 million at December 31, 2013 and 2012, respectively. A loan issued in 2013 for $10 million bears interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $77 million at both December 31, 2013 and 2012, bears interest at 7.26% due in quarterly principal and interest payments of $2 million through January 2020. These affiliated loans are secured by interests in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loans. Net investment income from this investment was $6 million for each of the years ended December 31, 2013, 2012 and 2011.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $50 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $11 million, $12 million and $10 million for the years ended December 31, 2013, 2012 and 2011, respectively.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

            General American Life Insurance Company and Subsidiary

 In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

   To a lesser extent the Company uses equity index options in non-qualifying hedging relationships.

            General American Life Insurance Company and Subsidiary

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                    December 31,
                                                             ----------------------------------------------------------
                                                                         2013                           2012
                                                             -----------------------------  ----------------------------
                                                                       Estimated Fair Value          Estimated Fair Value
                                                                       -------------------           -------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount  Assets   Liabilities
                           --------------------------------  --------- -------  ----------- -------- -------  -----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      28 $    --    $      -- $     21 $    --  $         1
Cash flow hedges:
  Foreign currency swaps.. Foreign currency exchange rate...        50      --            4       29      --            1
                                                             --------- -------    --------- -------- -------  -----------
    Total qualifying hedges.............................            78      --            4       50      --            2
                                                             --------- -------    --------- -------- -------  -----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................     1,055      55            2      705      71            2
Interest rate futures..... Interest rate....................        --      --           --       15      --           --
Foreign currency swaps.... Foreign currency exchange rate...        88       1            9       51      --            4
Foreign currency forwards. Foreign currency exchange rate...       915       5           --      986      16           --
Credit default
 swaps -- purchased....... Credit...........................        50      --           --       54       2           --
Credit default
 swaps -- written......... Credit...........................       213       4           --      220      --           --
Equity options............ Equity market....................        15      --           --        7      --           --
                                                             --------- -------    --------- -------- -------  -----------
   Total non-designated or non-qualifying derivatives....        2,336      65           11    2,038      89            6
                                                             --------- -------    --------- -------- -------  -----------
    Total...............................................     $   2,414 $    65    $      15 $  2,088 $    89  $         8
                                                             ========= =======    ========= ======== =======  ===========

  Based on notional amounts, a substantial portion of the Company's derivatives were not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

            General American Life Insurance Company and Subsidiary

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                  2013      2012     2011
                                                --------- --------- -------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $      53 $    (19) $    57
    Embedded derivatives.......................        74      (13)    (17)
                                                --------- --------- -------
     Total net derivative gains (losses)....... $     127 $    (32) $    40
                                                ========= ========= =======

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for each of the years ended December 31, 2013, 2012 and 2011 was not significant.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $12 million, $12 million,and $13 million for the years ended December 31, 2013, 2012 and 2011, respectively.

            General American Life Insurance Company and Subsidiary

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In millions)
          Year Ended December 31, 2013:
           Interest rate derivatives..................     $     (16)
           Foreign currency exchange rate derivatives.             48
           Credit derivatives -- purchased............             --
           Credit derivatives -- written..............              4
                                                           ----------
             Total....................................     $       36
                                                           ==========
          Year Ended December 31, 2012:
           Interest rate derivatives..................     $      (2)
           Foreign currency exchange rate derivatives.           (31)
           Credit derivatives -- purchased............            (3)
           Credit derivatives -- written..............              4
                                                           ----------
             Total....................................     $     (32)
                                                           ==========
          Year Ended December 31, 2011:
           Interest rate derivatives..................     $       25
           Foreign currency exchange rate derivatives.             17
           Credit derivatives -- purchased............              3
           Credit derivatives -- written..............            (2)
                                                           ----------
             Total....................................     $       43
                                                           ==========

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges were not significant for the years ended December 31, 2013, 2012 and 2011. Changes in the fair value of the derivatives were $1 million for the year ended December 31, 2013, and not significant for the years ended December 31, 2012 and 2011. Changes in the fair value of the hedged items were ($1) million for the year ended December 31, 2013, and not significant for the years ended December 31, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

            General American Life Insurance Company and Subsidiary

  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($5) million and ($2) million, respectively.

  For the years ended December 31, 2013 and 2012, there were ($3) million and ($1) million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For the year ended December 31, 2011, the amounts of gains (losses) deferred in AOCI related to foreign currency swaps was not significant. For both of the years ended December 31, 2013, 2012 and 2011, the amounts reclassified to net derivative gains (losses) and net investment income related to foreign currency swaps were not significant. For both of the years ended December 31, 2013 and 2012, the amounts of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, the amounts of deferred net gains (losses) on derivatives in AOCI that were expected to be reclassified to earnings within the next 12 months were not significant.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $213 million and $220 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $4 million and $2 million, respectively, to terminate all of these contracts.

            General American Life Insurance Company and Subsidiary

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                              December 31,
                            ---------------------------------------------------------------------------------
                                              2013                                     2012
                            ---------------------------------------- ----------------------------------------
                            Estimated      Maximum                   Estimated      Maximum
                            Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation   of Credit   Payments under    Average    of Credit   Payments under    Average
of Referenced                Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)        Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
-------------------------   ---------- ---------------- ------------ ---------- ---------------- ------------
                                   (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)........  $      --        $      --           --  $      --         $      7          1.0
Credit default swaps
  referencing indices......         --               --           --         --               --           --
                             ---------        ---------               ---------         --------
 Subtotal..................         --               --           --         --                7          1.0
                             ---------        ---------               ---------         --------
Baa
Single name credit default
  swaps (corporate)........         --               20          2.5         --               20          3.5
Credit default swaps
  referencing indices......          4              193          5.0          2              193          4.5
                             ---------        ---------               ---------         --------
 Subtotal..................          4              213          4.8          2              213          4.4
                             ---------        ---------               ---------         --------
   Total...................  $       4        $     213          4.8  $       2         $    220          4.3
                             =========        =========               =========         ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-

            General American Life Insurance Company and Subsidiary off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                     December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar   --------------------- -------------------
Arrangement                                                         Assets   Liabilities Assets  Liabilities
----------------------------------------------------------------   --------- ----------- ------- -----------
                                                                                 (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)................................................ $      62    $     15 $    90    $      8
 OTC-cleared (1)..................................................         4           1      --          --
 Exchange-traded..................................................        --          --      --          --
                                                                   ---------    -------- -------    --------
   Total gross estimated fair value of derivatives (1)............        66          16      90           8
Amounts offset in the consolidated balance sheets.................        --          --      --          --
                                                                   ---------    -------- -------    --------
Estimated fair value of derivatives presented in the consolidated
  balance sheets (1)..............................................        66          16      90           8
Gross amounts not offset in the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral....................................................       (6)         (6)     (6)         (6)
 OTC-cleared......................................................        --          --      --          --
 Exchange-traded..................................................        --          --      --          --
Cash collateral: (3)
 OTC-bilateral....................................................      (48)          --     (7)          --
 OTC-cleared......................................................       (4)          --      --          --
 Exchange-traded..................................................        --          --      --          --
Securities collateral: (4)
 OTC-bilateral....................................................       (8)         (1)    (75)         (1)
 OTC-cleared......................................................        --          --      --          --
 Exchange-traded..................................................        --          --      --          --
                                                                   ---------    -------- -------    --------
Net amount after application of master netting agreements
  and collateral.................................................. $      --    $      9 $     2    $      1
                                                                   =========    ======== =======    ========

--------

(1)At both December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $1 million. At December 31, 2013 and 2012, derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $1 million and $0, respectively.

            General American Life Insurance Company and Subsidiary

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At
   December 31, 2013 and 2012, the Company received excess cash collateral of $3 million and $0, respectively, which is not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not provide excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $2 million and $0, respectively, for its OTC-bilateral derivatives, and $5 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit rating of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

            General American Life Insurance Company and Subsidiary triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013          $            9       $            3     $           --                 $            3
December 31, 2012          $            2       $            1     $           --                 $            1

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                     December 31,
                                                                                  -------------------
                                                           Balance Sheet Location   2013      2012
                                                           ---------------------- --------- ---------
                                                                                     (In millions)
Net embedded derivatives within liability host contracts:
 Funds withheld on ceded reinsurance......................   Other liabilities... $      22 $      96

  The following table presents changes in estimated fair value related to embedded derivatives:

                                             Years Ended December 31,
                                             -----------------------
                                               2013     2012   2011
                                             ---------  ----   ----
                                                 (In millions)
              Net derivative gains (losses). $      74  $(13)  $(17)

7.  Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair

            General American Life Insurance Company and Subsidiary value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            General American Life Insurance Company and Subsidiary

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                         December 31, 2013
                                                              ----------------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                       Total Estimated
                                                              Level 1 Level 2  Level 3   Fair Value
                                                              ------- -------- ------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $    -- $  2,455  $   99      $    2,554
 Foreign government..........................................      --      973     138           1,111
 Foreign corporate...........................................      --      997     113           1,110
 RMBS........................................................      --    1,027      82           1,109
 U.S. Treasury and agency....................................     708      328      --           1,036
 CMBS........................................................      --      382       8             390
 ABS.........................................................      --      168      48             216
 State and political subdivision.............................      --       84      --              84
                                                              ------- --------  ------      ----------
   Total fixed maturity securities...........................     708    6,414     488           7,610
                                                              ------- --------  ------      ----------
Equity securities:
 Common stock................................................      23       51      --              74
                                                              ------- --------  ------      ----------
   Total equity securities...................................      23       51      --              74
                                                              ------- --------  ------      ----------
Short-term investments.......................................      43      233      --             276
 Derivative assets: (1)
   Interest rate.............................................      --       55      --              55
   Foreign currency exchange rate............................      --        6      --               6
   Credit....................................................      --        4      --               4
                                                              ------- --------  ------      ----------
     Total derivative assets.................................      --       65      --              65
                                                              ------- --------  ------      ----------
Separate account assets (2)..................................      45      868       1             914
                                                              ------- --------  ------      ----------
     Total assets............................................ $   819 $  7,631  $  489      $    8,939
                                                              ======= ========  ======      ==========
Liabilities
Derivative liabilities: (1)
 Interest rate............................................... $    -- $      2  $   --      $        2
 Foreign currency exchange rate..............................      --       13      --              13
 Credit......................................................      --       --      --              --
                                                              ------- --------  ------      ----------
   Total derivative liabilities..............................      --       15      --              15
                                                              ------- --------  ------      ----------
Net embedded derivatives within liability host contracts (3).      --       --      22              22
                                                              ------- --------  ------      ----------
       Total liabilities..................................... $    -- $     15  $   22      $       37
                                                              ======= ========  ======      ==========

            General American Life Insurance Company and Subsidiary

                                                                         December 31, 2012
                                                              ----------------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                       Total Estimated
                                                              Level 1 Level 2  Level 3   Fair Value
                                                              ------- -------- ------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
 U.S. corporate..............................................  $   -- $  2,652  $  142      $    2,794
 Foreign government..........................................      --    1,118     154           1,272
 Foreign corporate...........................................      --    1,130     106           1,236
 RMBS........................................................      --      859      40             899
 U.S. Treasury and agency....................................     575      308      --             883
 CMBS........................................................      --      561      13             574
 ABS.........................................................      --      218      49             267
 State and political subdivision.............................      --       92      --              92
                                                               ------ --------  ------      ----------
   Total fixed maturity securities...........................     575    6,938     504           8,017
                                                               ------ --------  ------      ----------
Equity securities:
 Common stock................................................       9       55      --              64
                                                               ------ --------  ------      ----------
   Total equity securities...................................       9       55      --              64
                                                               ------ --------  ------      ----------
Short-term investments.......................................      36      155      --             191
 Derivative assets: (1)
   Interest rate.............................................      --       71      --              71
   Foreign currency exchange rate............................      --       16      --              16
   Credit....................................................      --        2      --               2
                                                               ------ --------  ------      ----------
     Total derivative assets.................................      --       89      --              89
                                                               ------ --------  ------      ----------
Separate account assets (2)..................................      49      936       1             986
                                                               ------ --------  ------      ----------
     Total assets............................................  $  669 $  8,173  $  505      $    9,347
                                                               ====== ========  ======      ==========
Liabilities
Derivative liabilities: (1)
 Interest rate...............................................  $   -- $      3  $   --      $        3
 Foreign currency exchange rate..............................      --        5      --               5
 Credit......................................................      --       --      --              --
                                                               ------ --------  ------      ----------
   Total derivative liabilities..............................      --        8      --               8
                                                               ------ --------  ------      ----------
Net embedded derivatives within liability host contracts (3).      --       --      96              96
                                                               ------ --------  ------      ----------
       Total liabilities.....................................  $   -- $      8  $   96      $      104
                                                               ====== ========  ======      ==========

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

            General American Life Insurance Company and Subsidiary

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets

(3)Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Metropolitan Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 2% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent

            General American Life Insurance Company and Subsidiary pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

            General American Life Insurance Company and Subsidiary

   Foreign government and state and political subdivision securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for

            General American Life Insurance Company and Subsidiary identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Common stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "--Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

            General American Life Insurance Company and Subsidiary

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

            General American Life Insurance Company and Subsidiary

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

   Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

 Embedded Derivatives

   Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-Investments--Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Embedded Derivatives Within Funds Withheld Related to Certain Ceded
   Reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3

            General American Life Insurance Company and Subsidiary classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity and equity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

            General American Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                     December 31, 2013
                                                                                                   ----------------------
                                           Valuation                       Significant                           Weighted
                                           Techniques                   Unobservable Inputs          Range      Average (1)
                                --------------------------------- -------------------------------- ----------   -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                        (10) -   150      27
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)          30  -    30      30
                                                                   Credit spreads (4)               95  -   316      97
                                                                   Offered quotes (5)              100  -   100     100
                                 Consensus pricing                 Offered quotes (5)               33  -   102      52
                                --------------------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)                94  -   108     105
                                 Consensus pricing                 Offered quotes (5)              112  -   140     126
                                --------------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)               97  -   587     350
                                  cash flow
                                 Market pricing                    Quoted prices (5)                93  -   100      93
                                 Consensus pricing                 Offered quotes (5)               97  -    97      97
                                --------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)              350  -   350     350
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100  -   104     104
                                --------------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)               78  -    78      78
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100  -   104     101
                                 Consensus pricing                 Offered quotes (5)               99  -   100     100
                                --------------------------------------------------------------------------------------------

                                                                                                     December 31, 2012
                                                                                                   ---------------------
                                           Valuation                       Significant                          Weighted
                                           Techniques                   Unobservable Inputs          Range     Average (1)
                                --------------------------------- -------------------------------- ---------   -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                         15 -   500     159
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)          30 -    30      30
                                                                   Credit spreads (4)               23 -   603     273
                                                                   Offered quotes (5)
                                 Consensus pricing                 Offered quotes (5)               35 -   102      77
                                -------------------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)
                                 Consensus pricing                 Offered quotes (5)              116 -   158     145
                                -------------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)              100 -   601     444
                                  cash flow
                                 Market pricing                    Quoted prices (5)                53 -    53      53
                                 Consensus pricing                 Offered quotes (5)               80 -    80      80
                                -------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)               35 -   500     163
                                  cash flow
                                 Market pricing                    Quoted prices (5)               104 -   104     104
                                -------------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)               71 -   102      98
                                  cash flow
                                 Market pricing                    Quoted prices (5)               100 -   102     101
                                 Consensus pricing                 Offered quotes (5)
                                -------------------------------------------------------------------------------------------

                                                                                                     Impact of
                                                                                                    Increase in
                                                                                                     Input on
                                           Valuation                       Significant               Estimated
                                           Techniques                   Unobservable Inputs        Fair Value (2)
                                --------------------------------- -------------------------------- --------------
Fixed maturity securities: (3)
 U.S. corporate and foreign                                                                          Decrease
  corporate....................  Matrix pricing                    Delta spread adjustments (4)
                                                                   Illiquidity premium (4)           Decrease
                                                                   Credit spreads (4)                Decrease
                                                                   Offered quotes (5)                Increase
                                 Consensus pricing                 Offered quotes (5)                Increase
                                ----------------------------------------------------------------------------------
 Foreign government............  Market pricing                    Quoted prices (5)                 Increase
                                 Consensus pricing                 Offered quotes (5)                Increase
                                ----------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                 Consensus pricing                 Offered quotes (5)              Increase (6)
                                ----------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                ----------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and discounted     Credit spreads (4)              Decrease (6)
                                  cash flow
                                 Market pricing                    Quoted prices (5)               Increase (6)
                                 Consensus pricing                 Offered quotes (5)              Increase (6)
                                ----------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are

            General American Life Insurance Company and Subsidiary less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                                       -----------------------------------------------------------------------
                                                         U.S.        Foreign       Foreign
                                                       Corporate    Government    Corporate     RMBS       CMBS        ABS
                                                       ---------    ----------    ---------     -------    -------    -------
                                                                           (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................................  $   142      $    154     $    106     $    40    $    13    $    49
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --             3            1          --         --         --
   Net investment gains (losses)......................        3            --          (3)          --         --         --
   Net derivative gains (losses)......................       --            --           --          --         --         --
  OCI.................................................       --          (24)            8           7         10         --
Purchases (3).........................................       12             7           28          36         --          8
Sales (3).............................................     (25)           (2)         (26)         (2)       (18)        (8)
Issuances (3).........................................       --            --           --          --         --         --
Settlements (3).......................................       --            --           --          --         --         --
Transfers into Level 3 (4)............................        5            --           --           1          3         --
Transfers out of Level 3 (4)..........................     (38)            --          (1)          --         --        (1)
                                                        -------      --------     --------      -------    -------    -------
Balance at December 31,...............................  $    99      $    138     $    113     $    82    $     8    $    48
                                                        =======      ========     ========      =======    =======    =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income...............................  $    --      $      3     $      2     $    --    $    --    $    --
  Net investment gains (losses).......................  $    --      $     --     $     --     $    --    $    --    $    --
  Net derivative gains (losses).......................  $    --      $     --     $     --     $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                 Equity Securities:
                                --------------------------
                                                Non-
                                             redeemable                       Net          Separate
                                 Common      Preferred     Short-term      Embedded        Account
                                 Stock         Stock       Investments    Derivatives     Assets (6)
                                 ---------   ----------    -----------     ------------   ----------
                                                     (In millions)
Year Ended December 31, 2013:
Balance at January 1,.......... $      --    $       --    $       --     $       (96)    $       1
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)...
   Net investment income.......        --            --            --               --           --
   Net investment gains
    (losses)...................        --            --            --               --           --
   Net derivative gains
    (losses)...................        --            --            --               74           --
 OCI...........................        --            --            --               --           --
Purchases (3)..................        --            --            --               --           --
Sales (3)......................        --            --            --               --           --
Issuances (3)..................        --            --            --               --           --
Settlements (3)................        --            --            --               --           --
Transfers into Level 3 (4).....        --            --            --               --           --
Transfers out of Level 3 (4)...        --            --            --               --           --
                                 ---------    ----------   ----------      ------------   ---------
Balance at December 31,........ $      --    $       --    $       --     $       (22)    $       1
                                 =========    ==========   ==========      ============   =========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $      --    $       --    $       --     $         --    $      --
 Net investment gains (losses). $      --    $       --    $       --     $         --    $      --
 Net derivative gains (losses). $      --    $       --    $       --     $         73    $      --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                              Fixed Maturity Securities:
                                -----------------------------------------------------------------------
                                  U.S.        Foreign       Foreign
                                Corporate    Government    Corporate     RMBS       CMBS        ABS
                                ---------    ----------    ---------     -------    -------   -------
                                                    (In millions)
Year Ended December 31, 2012:
Balance at January 1,.......... $    122      $    150      $     52    $    27    $    35    $    35
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.......      (1)             4             1         --         --         --
   Net investment gains
    (losses)...................       --            --            --         --        (1)         --
   Net derivative gains
    (losses)...................       --            --            --         --         --         --
 OCI...........................        9            --             2          4        (6)          1
Purchases (3)..................       29            --            52         10         --         19
Sales (3)......................     (14)            --           (1)       (37)        (7)        (6)
Issuances (3)..................       --            --            --         --         --         --
Settlements (3)................       --            --            --         --         --         --
Transfers into Level 3 (4).....        5            --            --         36          5         --
Transfers out of Level 3 (4)...      (8)            --            --         --       (13)         --
                                --------      --------      --------     -------    -------     -------
Balance at December 31,........ $    142      $    154      $    106    $    40    $    13    $    49
                                ========      ========      ========     =======    =======     =======
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $    (1)      $      4      $      1    $    --    $    --    $    --
 Net investment gains (losses). $     --      $     --      $     --    $    --    $    --    $    --
 Net derivative gains (losses). $     --      $     --      $     --    $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                    Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------
                                           Equity Securities:
                                    -----------------------------------------
                                                    Non-
                                                 redeemable                                    Separate
                                     Common      Preferred     Short-term     Net Embedded     Account
                                     Stock         Stock       Investments    Derivatives     Assets (6)
                                     ---------   ----------    -----------    ------------    ----------
                                                         (In millions)
Year Ended December 31, 2012:
Balance at January 1,.............. $      32    $      --      $      --      $      (83)      $      1
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........        --           --             --               --            --
   Net investment gains (losses)...         3           --             --               --            --
   Net derivative gains (losses)...        --           --             --             (13)            --
 OCI...............................        --           --             --               --            --
Purchases (3)......................        --           --             --               --            --
Sales (3)..........................       (4)           --             --               --            --
Issuances (3)......................        --           --             --               --            --
Settlements (3)....................        --           --             --               --            --
Transfers into Level 3 (4).........        --           --             --               --            --
Transfers out of Level 3 (4).......      (31)           --             --               --            --
                                     ---------   ---------      ---------      -----------      --------
Balance at December 31,............ $      --    $      --      $      --      $      (96)      $      1
                                     =========   =========      =========      ===========      ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income............. $      --    $      --      $      --      $        --      $     --
 Net investment gains (losses)..... $      --    $      --      $      --      $        --      $     --
 Net derivative gains (losses)..... $      --    $      --      $      --      $      (13)      $     --

            General American Life Insurance Company and Subsidiary

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                -----------------------------------------------------------------------
                                              Fixed Maturity Securities:
                                -----------------------------------------------------------------------
                                  U.S.        Foreign       Foreign
                                Corporate    Government    Corporate     RMBS       CMBS        ABS
                                ---------    ----------    ---------     -------    -------   -------
                                                    (In millions)
Year Ended December 31, 2011:
Balance at January 1,.......... $    161      $    120      $    70     $    34    $    39    $    27
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.......      (1)             6            1          --         --         --
   Net investment gains
    (losses)...................        1            --           --          --         --         --
   Net derivative gains
    (losses)...................       --            --           --          --         --         --
 OCI...........................        4            26          (5)         (2)          3         --
Purchases (3)..................        8            --            5          --          5         32
Sales (3)......................     (26)           (2)         (16)          --       (12)        (6)
Issuances (3)..................       --            --           --          --         --         --
Settlements (3)................       --            --           --          --         --         --
Transfers into Level 3 (4).....        9            --           --          --         --         --
Transfers out of Level 3 (4)...     (34)            --          (3)         (5)         --       (18)
                                --------      --------      -------      -------    -------     -------
Balance at December 31,........ $    122      $    150      $    52     $    27    $    35    $    35
                                ========      ========      =======      =======    =======     =======
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income......... $    (1)      $      6      $     1     $    --    $    --    $    --
 Net investment gains (losses). $     --      $     --      $    --     $    --    $    --    $    --
 Net derivative gains (losses). $     --      $     --      $    --     $    --    $    --    $    --

            General American Life Insurance Company and Subsidiary

                                    Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------
                                      Equity Securities:
                                    ----------------------------
                                                       Non-
                                                    redeemable                                 Separate
                                                    Preferred    Short-term    Net Embedded    Account
                                    Common Stock      Stock      Investments   Derivatives    Assets (6)
                                    ------------    ----------   -----------   ------------    -----------
                                                           (In millions)
Year Ended December 31, 2011:
Balance at January 1,..............  $        11     $       5   $         6   $      (66)    $        23
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........           --            --            --            --             --
   Net investment gains (losses)...            4            --            --            --            (3)
   Net derivative gains (losses)...           --            --            --          (17)             --
 OCI...............................           --             1            --            --             --
Purchases (3)......................           21            --            --            --             --
Sales (3)..........................          (4)           (6)           (6)            --           (19)
Issuances (3)......................           --            --            --            --             --
Settlements (3)....................           --            --            --            --             --
Transfers into Level 3 (4).........           --            --            --            --             --
Transfers out of Level 3 (4).......           --            --            --            --             --
                                     -----------     ---------     ----------- -----------     -----------
Balance at December 31,............  $        32     $      --   $        --   $      (83)    $         1
                                     ===========     =========     =========== ===========     ===========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income.............  $        --     $      --   $        --   $        --    $        --
 Net investment gains (losses).....                                            $        --
                                     $        --     $      --   $        --                  $        --
 Net derivative gains (losses).....  $        --     $      --   $        --   $      (17)    $        --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

            General American Life Insurance Company and Subsidiary

 Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
 3).

                                 At December 31,               Years Ended December 31,
                              -------------------------------- ----------------------
                               2013       2012       2011       2013     2012    2011
                                ------     ------    -------   ------   ------ --------
                              Carrying Value After Measurement     Gains (Losses)
                              -------------------------------- ----------------------
                                             (In millions)
     Mortgage loans, net (1). $   --     $   15     $     5    $   --   $  (2) $     --
     Goodwill (2)............ $   --     $   --     $    --    $   --   $   -- $   (35)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)As discussed in Note 1, in 2011, the Company recorded an impairment of goodwill.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

            General American Life Insurance Company and Subsidiary

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                        December 31, 2013
                                 ---------------------------------------------------------------
                                                    Fair Value Hierarchy
                                            ------------------------------------
                                  Carrying                                          Total Estimated
                                   Value        Level 1     Level 2        Level 3    Fair Value
                                 ---------- ----------- -----------    ------------ ---------------
                                                          (In millions)
Assets
Mortgage loans.................. $      876 $        -- $        --    $        932   $       932
Policy loans.................... $    1,757 $        -- $       118    $      1,898   $     2,016
Other invested assets........... $       50 $        -- $        56    $         --   $        56
Premiums, reinsurance and other
 receivables.................... $      279 $        -- $         5    $        288   $       293
Liabilities
PABs............................ $    2,071 $        -- $        --    $      2,172   $     2,172
Long-term debt.................. $      103 $        -- $       130    $         --   $       130
Other liabilities............... $        4 $        -- $         4    $         --   $         4
Separate account liabilities.... $       63 $        -- $        63    $         --   $        63

                                                        December 31, 2012
                                 ---------------------------------------------------------------
                                                    Fair Value Hierarchy
                                            ------------------------------------
                                  Carrying                                          Total Estimated
                                   Value        Level 1     Level 2        Level 3    Fair Value
                                 ---------- ----------- -----------    ------------ ---------------
                                                          (In millions)
Assets
Mortgage loans.................. $      845 $        -- $        --    $        930   $       930
Policy loans.................... $    1,774 $        -- $       124    $      2,082   $     2,206
Other invested assets........... $       50 $        -- $        63    $         --   $        63
Premiums, reinsurance and other
 receivables.................... $      256 $        -- $        --    $        277   $       277
Liabilities
PABs............................ $    2,067 $        -- $        --    $      2,236   $     2,236
Long-term debt.................. $      102 $        -- $       138    $         --   $       138
Other liabilities............... $        4 $        -- $         4    $         --   $         4
Separate account liabilities.... $       57 $        -- $        57    $         --   $        57

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

            General American Life Insurance Company and Subsidiary

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Invested Assets

  These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amount receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts due for securities sold, classified within Level 2, are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

  The estimated fair values of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

            General American Life Insurance Company and Subsidiary

 Other Liabilities

   Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8.  Long-term Debt

  The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.63% due January 2024. The outstanding balance of the surplus note was $103 million and $102 million at December 31, 2013 and 2012, respectively.

  Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

 Interest Expense

  Interest expense related to the Company's indebtedness, included in other expenses, was $9 million for each of the years ended December 31, 2013, 2012 and 2011.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for General American was in excess of 500% for all periods presented.

            General American Life Insurance Company and Subsidiary

   General American prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income of General American, a Missouri domiciled insurer, was $60 million, $19 million and $128 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $818 million and $873 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri Department of Insurance.

 Dividend Restrictions

  Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri
Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, General American did not pay dividends to MLIC. During the year ended December 31, 2011, General American paid an extraordinary cash dividend to GenAmerica, its former parent, of $183 million, of which, $164 million was a return of capital. Based on amounts at December 31, 2013, General American could pay a stockholder dividend in 2014 of $81 million without prior approval of the Missouri Director.

            General American Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                        Unrealized                       Foreign
                                     Investment Gains     Unrealized    Currency      Defined
                                     (Losses), Net of   Gains (Losses) Translation Benefit Plans
                                    Related Offsets (1) on Derivatives Adjustments  Adjustment     Total
                                    ------------------- -------------- ----------- ------------- ----------
                                                                 (In millions)
Balance at December 31, 2010.......        $        424    $       (1) $      (10)    $      (2) $      411
OCI before reclassifications.......                 391             --          --            --        391
Income tax expense (benefit).......               (137)             --          --            --      (137)
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 678            (1)        (10)           (2)        665
Amounts reclassified from
  AOCI.............................                (54)             --          --           (4)       (58)
Income tax expense (benefit).......                  18             --          --             1         19
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (36)             --          --           (3)       (39)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2011.......                 642            (1)        (10)           (5)        626
OCI before reclassifications.......                 190            (1)         (1)             3        191
Income tax expense (benefit).......                (65)             --          --           (1)       (66)
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 767            (2)        (11)           (3)        751
Amounts reclassified from
  AOCI.............................                (16)             --          --           (5)       (21)
Income tax expense (benefit).......                   6             --          --             1          7
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (10)             --          --           (4)       (14)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2012.......                 757            (2)        (11)           (7)        737
OCI before reclassifications.......               (567)            (3)           2           (1)      (569)
Income tax expense (benefit).......                 199              1          --            --        200
                                           ------------    ----------- -----------    ---------- ----------
 OCI before reclassifications, net
   of income tax...................                 389            (4)         (9)           (8)        368
Amounts reclassified from
  AOCI.............................                (23)             --          --             1       (22)
Income tax expense (benefit).......                   7             --          --            --          7
                                           ------------    ----------- -----------    ---------- ----------
 Amounts reclassified from
   AOCI, net of income tax.........                (16)             --          --             1       (15)
                                           ------------    ----------- -----------    ---------- ----------
Balance at December 31, 2013.......        $        373    $       (4) $       (9)    $      (7) $      353
                                           ============    =========== ===========    ========== ==========

--------

(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

            General American Life Insurance Company and Subsidiary

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                Statement of Operations and
AOCI Components                              Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
-------------------------------------------  -----------------------------  ------------------------------------
                                               Years Ended December 31,
                                             -----------------------------
                                               2013       2012      2011
                                             ---------  --------- ---------
                                                     (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains (losses)........................... $      17  $      13 $      51 Other net investment gains (losses)
  Net unrealized investment
   gains (losses)...........................         2          4         2 Net investment income
  Net unrealized investment
   gains (losses)...........................         6         --         2 Net derivative gains (losses)
  OTTI......................................       (2)        (1)       (1) OTTI on fixed maturity securities
                                             ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax............        23         16        54
    Income tax (expense) benefit............       (7)        (6)      (18)
                                             ---------  --------- ---------
    Net unrealized investment gains
     (losses), net of income tax............ $      16  $      10 $      36
                                             =========  ========= =========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial
   gains (losses)........................... $       2  $      11 $      11
  Amortization of prior service
   (costs) credit...........................       (3)        (6)       (7)
                                             ---------  --------- ---------
    Amortization of defined benefit plan
     items, before income tax...............       (1)          5         4
    Income tax (expense) benefit............        --        (1)       (1)
                                             ---------  --------- ---------
    Amortization of defined benefit plan
     items, net of income tax............... $     (1)  $       4 $       3
                                             =========  ========= =========
Total reclassifications, net of income tax.. $      15  $      14 $      39
                                             =========  ========= =========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs.

            General American Life Insurance Company and Subsidiary

10. Other Expenses

  Information on other expenses was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2013     2012    2011
                                                        ------  ------  ------
                                                          (In millions)
     Compensation..................................... $    1   $    2  $    2
     Commissions......................................    158      139      50
     Capitalization of DAC............................  (142)    (124)    (57)
     Amortization of DAC and VOBA.....................     45       47      19
     Interest expense on debt and debt issuance costs.      9        9       9
     Premium taxes, licenses and fees.................      7       10       7
     Goodwill impairment (see Note 1).................     --       --      35
     Other............................................     40       58      62
                                                       ------   ------  ------
      Total other expenses............................ $  118   $  141  $  127
                                                       ======   ======  ======

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                       2013    2012     2011
                                                       ------   -----  ------
                                                         (In millions)
       Current:
        Federal...................................... $ (16)   $(29)   $ (27)
        Foreign......................................    101      --        2
                                                       ------   -----  ------
          Subtotal...................................     85    (29)     (25)
                                                       ------   -----  ------
       Deferred:
        Federal......................................      8      34       67
                                                       ------   -----  ------
          Provision for income tax expense (benefit). $   93   $   5   $   42
                                                       ======   =====  ======

            General American Life Insurance Company and Subsidiary

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2013     2012    2011
                                                        -----   ----     -----
                                                        (In millions)
        Tax provision at U.S. statutory rate           $  97    $  7    $  33
        Tax effect of:
         Tax-exempt income............................   (2)     (2)      (1)
         Tax credits..................................   (1)     (1)       --
         Dividend received deduction..................   (1)     (1)      (1)
         Goodwill impairment..........................    --      --       12
         Prior year tax...............................    --       2       --
         Other, net...................................    --      --      (1)
                                                        -----    ----    -----
           Provision for income tax expense (benefit). $  93    $  5    $  42
                                                        =====    ====    =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                  ---------------------------------
                                                        2013             2012
                                                  ---------------- ----------------
                                                            (In millions)
Deferred income tax assets:
 Tax credit carryforwards........................ $             65 $              1
 Policyholder liabilities and receivables........               55               82
 Employee benefits...............................               26               25
 Investments, including derivatives..............               --                5
 Other...........................................                6                5
                                                  ---------------- ----------------
   Total deferred income tax assets..............              152              118
                                                  ---------------- ----------------
Deferred income tax liabilities:
 Net unrealized investment gains.................              197              404
 DAC and VOBA....................................               65               43
 Investments, including derivatives..............               14               --
                                                  ---------------- ----------------
   Total deferred income tax liabilities.........              276              447
                                                  ---------------- ----------------
     Net deferred income tax asset (liability)... $          (124) $          (329)
                                                  ================ ================

   Tax credit carryforwards of $65 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to affiliates includes $16 million and $40 million at December 31, 2013 and 2011, respectively. The amount due from affiliates includes $11 million at December 31, 2012.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other

            General American Life Insurance Company and Subsidiary tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   Unrecognized tax benefits was $7 million at December 31, 2013, 2012 and 2011. Unrecognized tax benefits that, if recognized would impact the effective rate was $7 million at December 31, 2013, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                           Years Ended December 31,
                                                                           ----------------------
                                                                            2013     2012    2011
                                                                           ------   ------- -------
                                                                               (In millions)
Interest recognized in the consolidated statements of operations.......... $    1   $    -- $    --

                                                                                      December 31,
                                                                                    ---------------
                                                                                     2013    2012
                                                                                    ------- -------
                                                                                     (In millions)
Interest included in other liabilities in the consolidated balance sheets.          $     2 $     1

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both of the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $1 million related to the separate account DRD, and neither year included a true-up of the prior year tax return.

            General American Life Insurance Company and Subsidiary

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including General American, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On January 9, 2013, the West Virginia Treasurer filed an action against the Company in West Virginia state court (West Virginia ex rel. John
 D. Perdue v. General American Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-433), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 30, 2013, the court granted defendants' motion to dismiss the action. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

            General American Life Insurance Company and Subsidiary

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                 -------------
                                                                  2013   2012
                                                                 ------ ------
                                                                 (In millions)
  Other Assets:
   Premium tax offset for future undiscounted assessments....... $    5 $    5
   Premium tax offsets currently available for paid assessments.      1      1
                                                                 ------ ------
                                                                 $    6 $    6
                                                                 ====== ======
  Other Liabilities:
   Insolvency assessments....................................... $    6 $    6
                                                                 ====== ======

Commitments

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $83 million and $99 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $7 million and $15 million at December 31, 2013 and 2012, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

    The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $18 million and $2 million at December 31, 2013 and 2012, respectively.

            General American Life Insurance Company and Subsidiary

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $50 million, $40 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $2 million for each of the years ended December 31, 2013, 2012 and 2011. Revenues received from affiliates related to these agreements, recorded in other revenues, were $1 million for each of the years ended December 31, 2013, 2012 and 2011.

  The Company had net receivables from affiliates, related to the items discussed above, of $6 million and $8 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

            General American Life Insurance Company and Subsidiary

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through April 14, 2014, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2013.

3.   Statements of Operations for the year ended December 31, 2013.

4.   Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2013 and 2012.

3.   Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4.   Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.

5.   Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011.

6.   Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.

7.   Notes to the Financial Statements.





The following consolidated financial statements of General American Life Insurance Company (the
"Guarantor") and subsidiary are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2013 and 2012.

3.   Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and
     2011.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and
     2011.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.

7.   Notes to the Consolidated Financial Statements.




b.            Exhibits
              --------

1.   (i)      Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account (1)

     (ii)     Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004) (11)

2.            Not Applicable.

3.   (i)      Form of Principal Underwriter's Agreement (7)

     (ii)     Principal Underwriter's and Selling Agreement (effective January 1, 2001) (11)

     (iii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (11)

     (iv)     Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)
                (11)

     (v)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (19)

     (vi)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (22)

     (vii)    Form of Retail Sales Agreement (2-10) and Schedule of Differences (36)

     (viii)   Retail Sales Agreement and Amendments (Edward Jones) (34)


     (ix)        Selling Agreement and Amendments (UBS Financial Services Inc.) (35)


     (x)         Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales
                 Agreement) (39)


4.   (i)         Individual Flexible Purchase Payment Deferred Variable Annuity Contract (5)

     (ii)        Enhanced Dollar Cost Averaging Rider (5)

     (iii)       Three Month Market Entry Rider (5)

     (iv)        Death Benefit Rider - (Compounded-Plus) (5)

     (v)         Death Benefit Rider - (Annual) (5)

     (vi)        Death Benefit Rider - (Annual Step-Up) (5)

     (vii)       Guaranteed Minimum Income Benefit Rider - (GMIB) (5)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit) (5)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (5)

     (x)         Terminal Illness Rider (5)

     (xi)        Individual Retirement Annuity Endorsement (5)

     (xii)       Roth Individual Retirement Annuity Endorsement (5)

     (xiii)      401 Plan Endorsement (5)

     (xiv)       Tax Sheltered Annuity Endorsement (5)

     (xv)        Unisex Annuity Rates Rider (5)

     (xvi)       Form of Endorsement (Name change - effective February 5, 2001. MetLife Investors Insurance
                 Company; formerly, Cova Financial Services Life Insurance Company.) (2)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (23)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (24)

     (xix)       Individual Retirement Annuity Endorsement 7023.1 (9/02) (11)

     (xx)        Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (11)

     (xxi)       401(a)/403(a) Plan Endorsement 7026.1 (9/02) (11)

     (xxii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02) (11)

     (xxiii)     Simple Individual Retirement Annuity Endorsement 7276 (9/02) (11)

     (xxiv)      Form of Contract Schedule [Class AA, B, C, L, VA or XC 7028-2] (7/04) (11)

     (xxv)       Form of Contract Schedule 7028-3 (27)

     (xxvi)      Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxvii)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (17)

     (xxviii)    Form of Guaranteed Minimum Income Benefit Rider (17)

     (xxix)      Form of Contract Schedule (enhanced GMIB Plus) (17)

     (xxx)       Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (18)

     (xxxi)      Form of Contract Schedule [Class AA, B, C, L, or XC] 7028-4 (11/05) (27)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05) (27)

     (xxxiii)    Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05) (27)

     (xxxiv)     Purchase Payment Credit Rider 7030 (11/00) (28)

     (xxxv)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (19)

     (xxxvi)     Non-qualified Annuity Endorsement MLI-NQ (11/04)-I (20)

     (xxxvii)    Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (31)

     (xxxviii)   Form of Contract Schedule MLI-EDB (4/08) (31)

     (xxxix)     Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (31)


     (xl)        Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (31)

     (xli)       Spousal Continuation Rider MLI-GMIB (2-10)-E (36)

     (xlii)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)-E (37)

     (xliii)     Form of 401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (38)

5.   (i)         Form of Variable Annuity Application (5)

     (ii)        Form of Variable Annuity Application Class XC: [Class VA 7029 (7/04) APPVA-504VA] (24)

     (iii)       Form of Variable Annuity Application [Class VA] 7029 (1/05) APPVA105VA (27)

     (iv)        Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA (13)

     (v)         Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606 (19)

     (vi)        Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (32)

6.   (i)         Copy of Articles of Incorporation of the Company (6)

     (ii)        Copy of the Bylaws of the Company (6)

7.   (i)        (a)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life
                         Insurance Company (25)

                (b)      Amendment No. 1 and Amendment No. 2 to Reinsurance Agreement (the "Agreement") between
                         MetLife Investors Company (The "Cedent") and Metropolitan Life Insurance Company (the
                         "Reinsurer") (as of April 1, 2001) (38)

                (c)      Modified Coinsurance Agreement between MetLife Investors Insurance Company and Metropolitan
                         Life Insurance Company, effective as of April 1, 2001 ("Agreement"), Recapture of Reinsurance
                         (dated October 27, 2004 and effective November 30, 2004) (38)

     (ii)       (a)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                         Reassurance Company, Ltd (as of June 26, 2001) (25)

                (b)      Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement effective as of
                         April 1, 2001 (the "Agreement") between MetLife Investors Insurance Company (the "Cedent") and
                         Exeter Reassurance Company, Ltd. (the "Reinsurer") (38)

                (c)      Amended and Restated Automatic Reinsurance Agreement between MetLife Investors Insurance
                         Company and Exeter Reassurance Company, Ltd. (effective as of April 1, 2001 and amended and restated as of July 1, 2004) (38)

                (d)      Amendment No. 1 through Amendment No. 13 to Automatic Reinsurance Agreement effective as of
                         April 1, 2001 Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors
                         Insurance Company and Exeter Reassurance Company, Ltd. ("Reinsurer") (38)


                (e)      Amendment Nos. 14 and 15 to Automatic Reinsurance Agreement effective as of April 1, 2001
                         Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors Insurance
                         Company ("Cedent") and Exeter Reassurance Company, Ltd. ("Reinsurer") (39)


     (iii)      Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                American Life Insurance Company(as of January 1, 2003) (18)

8.   (i)        (a)      Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met
                         Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001) (26)

                (b)      First Amendment to Participation Agreement among Met Investors Series Trust, Met Investors
                         Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                         (September 14, 2001) (26)

                (c)      Second Amendment to Participation Agreement among Met Investors Series Trust, Met Investors
                         Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                         (May 1, 2009) (35)

                (d)      Amendment to Participation Agreement between Met Investors Series Trust, Metlife Advisers LLC,
                         MetLife Investors Distribution Company and MetLife Investors Insurance Company (April 30, 2010)
                         (38)

     (ii)       Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                and Cova Financial Services Life Insurance Company (effective September 1, 2000) (11)


     (iii)      Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan
                Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (16)

     (iv)       Net Worth Maintenance Agreement among MetLife, Inc. and MetLife Investors Insurance Company
               (effective December 31, 2002) (18)

     (v)       Guarantee Agreement (General American Life Insurance Company) (June 1, 1995) (20)

     (vi)      Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
               Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (22)

     (vii)    (a)        Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                         Investors Distribution Company and MetLife Investors Insurance Company (effective August 31,
                         2007) (30)

              (b)        Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers,
                         LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company (effective
                         April 30, 2010) (38)

9.   (i)      Opinion of Counsel (22)

     (ii)     Opinion of Counsel (General American Life Insurance Company) (21)

10.  (i)      Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the
              Depositor, the Registrant and the Guarantor (filed herewith)

     (ii)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife,
              Inc. (filed herewith)

11.           Not Applicable.

12.           Agreement Governing Contribution (1)


13.  (i)      (a)        Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
                         Stephen M. Kessler, Lisa S. Kuklinski, Peter M. Carlson and James J. Reilly (39)

              (b)        Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman (filed herewith)

     (ii)     (a)        Powers of Attorney (General American Life Insurance Company) for Eric T. Steigerwalt, Kimberly A.
                         Berwanger, Peter M. Carlson, Paul G. Cellupica, Elizabeth M. Forget, Paul A. LaPiana, Gene L.
                         Lunman, Stanley J. Talbi and Anne Belden (39)

              (b)        Power of Attorney (General American Life Insurance Company) for Meghan S. Doscher (filed herewith)


(1)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

(2)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

(3)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-34741 and 811-05200) as electronically filed on November 20, 1997.

(4)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-34741 and 811-05200) as electronically filed on January 26, 1998.

(5)      incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as
         electronically filed on November 22, 2000.

(6)      incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
         electronically filed on August 29, 1997.

(7)      incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on March 6, 2001.

(8)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

(9)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

(10)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (Files
         Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.


(11)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files
         Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

(12)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files
         Nos. 333-50540 and 811-05200) as electronically filed on November 2, 2004.

(13)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files
         Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4
         (Files Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (Files
         Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4
         (Files Nos. 333-50540 and 811-03365) as electronically filed on October 7, 2005.

(17)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 16 to Form N-4 (Files Nos. 333-54464 and 811-03365) as electronically filed on
         January 13, 2006.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4
         (Files Nos. 333-51950 and 811-05200) as electronically filed on April 21, 2006.

(19)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 19 to Form N-4 (Files Nos. 333-54464 and 811-03365) as electronically filed on
         April 24, 2006.

(20)     incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
         Post-Effective Amendment No.11 to Form N-4 (Files Nos. 333-96795 and 811-08306) as
         electronically filed on July 27, 2006.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4
         (Files Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4
         (Files Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.

(23)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
         27, 2004.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 30, 2003.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 30, 2003.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on July 14, 2005.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No.16 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on July 12, 2007.

(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on October 31, 2007.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 22, 2008.

(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on December 5, 2008.

(34)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
         Nos. 333-54358 and 811-08306) as electronically filed on October 9, 2009.


(35)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
         Nos. 333-160936 and 811-08306) as electronically filed on November 2, 2009.

(36)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

(37)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

(38)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.


(39)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------


Eric T. Steigerwalt                     Chairman of the Board, President,
Gragg Building                          Chief Executive Officer and Director
11225 North Community House Road
Charlotte, NC 28277


Peter M. Carlson                        Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


Jay S. Kaduson                          Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962


Kumar Das Gupta                         Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


Stephen M. Kessler                      Director
300 Davidson Ave
Somerset, NJ 08873


Dina R. Lumerman                        Director
1095 Avenue of the Americas
New York, NY 10036


Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036


Tyla Reynolds                           Vice President and Secretary
600 North King Street
Wilmington, DE 19801


Stewart M. Ashkenazy                    Vice President and Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------


John Peter Kyne, III                    Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

James J. Reilly                         Vice President-Finance (principal financial officer)
One Financial Center
21st Floor
Boston, MA 02110


Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962


Henryk Sulikowski, Jr.                  Vice President and Actuary
18210 Crane Nest Dr.
Tampa, FL 33647


Scott E. Andrews                        Vice President
4700 Westown Pkwy
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Lynn A. Dumais                          Vice President
18210 Crane Nest Drive
Tampa, FL 33647


Jeffrey P. Halperin                     Vice President
11225 Community House Road
Charlotte, NC 28277

Gregory E. Illson                       Vice President
One Financial Center
20th Floor
Boston, MA 02110


John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647


Karen A. Johnson                        Vice President
One Financial Center
21st Floor
Boston, MA 02110


Andrew Kaniuk                           Vice President
501 Route 22
Bridgewater, NJ 08807


Christopher A. Kremer                   Vice President
27-01 Queens Plaza North
Long Island City, NY 11101

Gene L. Lunman                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                     Vice President
277 Park Avenue, 46th Floor
New York, NY 10172

Mark S. Reilly                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------


Robert L. Staffier, Jr.                 Vice President
27-01 Queens Plaza North
Long Island City, NY 11101


Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2014, there were 54,901 owners of qualified contracts and 47,269 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B

       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account 13S



  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     ---------------------------------------

Elizabeth M. Forget                     Director and President
1095 Avenue of the Americas
New York, NY 10036


Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jay S. Kaduson                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Tyla L. Reynolds                        Vice President and Secretary
600 North King Street
Wilmington, DE 19801


Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------


John Peter Kyne, III                    Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614



  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $40,534,587         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110



    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Investors Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647



    (g) MetLife, One Financial Center, Boston, MA 02111



    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on the 16th day of April, 2014.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

By:  METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2014.

/s/ Eric T. Steigerwalt*             Director, Chairman of the Board,
----------------------------------   President and Chief Executive Officer
Eric T. Steigerwalt

/s/ Jay S. Kaduson*                  Director and Vice President
----------------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*               Director and Vice President
----------------------------------
Lisa S. Kuklinski

/s/ James J. Reilly*                 Vice President-Finance (principal financial
----------------------------------   officer)
James J. Reilly

/s/ Susan A. Buffum*                 Director
----------------------------------
Susan A. Buffum

/s/ Peter M. Carlson*                Executive Vice President and Chief
----------------------------------   Accounting Officer
Peter M. Carlson

/s/ Kumar Das Gupta*                 Director
----------------------------------
Kumar Das Gupta

/s/ Elizabeth M. Forget*             Director and Executive Vice President
----------------------------------
Elizabeth M. Forget

/s/ Stephen M. Kessler*              Director
----------------------------------
Stephen M. Kessler

/s/ Dina R. Lumerman*                Director
----------------------------------
Dina R. Lumerman

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 16, 2014

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File Nos. 333-51950/811-05200) filed as Exhibit 13(i) on April 23, 2013 and the powers of attorney for Kumar Das Gupta and Dina R. Lumerman which are filed herewith.

   As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 16th day of April, 2014.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By:  /s/ Karen A. Johnson
     ---------------------------------
     Karen A. Johnson
     Vice President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2014.

/s/ Eric T. Steigerwalt*    Chairman of the Board, President, Chief Executive
--------------------------- Officer and a Director
Eric T. Steigerwalt

/s/ Anne Belden*            Vice President-Finance (principal financial officer)
---------------------------
Anne Belden

/s/ Peter M. Carlson*       Director, Executive Vice President and Chief
--------------------------- Accounting Officer
Peter M. Carlson

/s/ Kimberly A. Berwanger*  Director
---------------------------
Kimberly A. Berwanger

/s/ Paul G. Cellupica*      Director
---------------------------
Paul G. Cellupica

/s/ Meghan S. Doscher*      Director
---------------------------
Meghan S. Doscher

/s/ Elizabeth M. Forget*    Director
---------------------------
Elizabeth M. Forget

/s/ Paul A. LaPiana*        Director
---------------------------
Paul A. LaPiana

/s/ Gene L. Lunman*         Director
---------------------------
Gene L. Lunman

/s/ Stanley J. Talbi*       Director
---------------------------
Stanley J. Talbi

*By:  /s/ Michele H. Abate
      --------------------------------
      Michele H. Abate, Attorney-In-Fact
      April 16, 2014

* General American Life Insurance Company. Executed by Michele H. Abate,
  Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment
  No. 29 to Form N-4 (File Nos. 333-51950/811-05200) filed as Exhibit 13(ii) on April 23, 2013 and the power of attorney for Meghan S. Doscher filed herewith.

                               INDEX TO EXHIBITS


10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

10 (ii) Consent of Independent Registered Public Accounting Firm (MetLife,
        Inc.) (Deloitte & Touche LLP)

13 (i) (b) Powers of Attorney for Kumar Das Gupta and Dina R. Lumerman

13 (ii) (b) Power of Attorney (General American Life Insurance Company) for
            Meghan S. Doscher